UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Eric Wietsma

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 10/31/12

Date of reporting period: 4/30/12

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“Stocks had healthy returns overall in the first four months of 2012, but figures indicate that investors continue to be cautious about investing in equities, preferring the more-conservative bond market. Many of these cautious investors missed the significant rally that began 2012, which seems to make yet another case against trying to time the stock market. If you work with a financial professional and haven’t yet met with him or her this year, we suggest you schedule some time to review your investment strategy in order to assess whether or not your current investments are aligned with your long-term financial goals.”

April 30, 2012

Welcome to the MassMutual Premier Funds Semiannual Report covering the six months ended April 30, 2012. Investors navigated numerous economic and geo-political challenges and drove stock markets around the world to impressive advances during the six-month period. On the U.S. economic front, unemployment data improved and the housing market showed signs of recovery, although there were still indicators that the battered housing market was not yet out of the woods. Continuing debt concerns in Europe, economic challenges in China, and the status of the economic recovery in the U.S. continued to hold investors’ attention and contributed to the market volatility that characterized much of the period. Against this backdrop, gasoline prices reached historically significant levels, and commodity-focused investors drove oil and gold to near-record-high levels.

Key events that defined the period

Overseas events caused a significant amount of volatility in global stock markets. Following a strong October, markets struggled somewhat in November and December 2011 due to investor uncertainty about Europe’s ability to control and resolve its debt crisis, particularly Greece. In January 2012, after major upheaval in the economies of numerous euro zone countries, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance debt in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for a renegotiation of the budget-deficit targets for some member states. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion – as private investors agreed to write off 53.5% of the debt they held. Also in March, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. As the six-month period came to a close, mixed economic news from both Europe and China triggered additional volatility in global equity markets. As anticipated, acute financial stress in Europe started to impact economic growth.

Here in the United States, signs of a sustained recovery slowly emerged in various economic indicators. Consumer confidence rose steadily and the housing market gave somewhat mixed signals, but still pointed to a potential recovery. In January 2012, sales of new homes, which had unexpectedly dropped in December, were the lowest on record, according to the U.S. Department of Commerce. Overall U.S. home prices fell 1.3% in November 2011 relative to a month earlier, but the price reductions subsequently lifted sales of existing homes in January 2012, which reduced the available supply of houses and created a positive demand scenario that may help bolster prices in the current environment. Mortgage rates remained low from a historical standpoint and inflation was benign. Strong earnings announcements helped support stock prices as the period wound down, and companies with noteworthy names from across numerous industries reported solid results.

Domestic stock indexes turned in mostly double-digit returns for the six months ended April 30, 2012. The technology-heavy NASDAQ Composite® Index returned 21.10%. The Russell 2000® Index, a benchmark of small-cap stocks, gained 18.05%. The large-cap stock S&P 500® Index followed closely behind with its 17.94% gain. The Dow Jones Industrial AverageSM (the “Dow”), an indicator of blue-chip domestic stock performance, returned 9.52% for the six months. Foreign developed-market stocks posted an 11.22% advance, as measured by the MSCI® EAFE® Index. Conversely, fixed-income investments advanced only moderately during the period, and the Barclays U.S. Aggregate Bond Index returned 2.36%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Continued)

Unemployment and monetary policy

One of the most challenging economic issues many Americans have faced over the past few years has been our high rate of unemployment. There have been positive developments in unemployment, but problems still remain. For example, there was a notable decline in the U.S. unemployment rate from 9.0% in October 2011 to 8.2% in April 2012. Jobless claims figures also generally improved throughout the period, but momentum seemed to ebb in April as the period drew to a close, causing investors once again to question the direction and durability of the U.S. economy.

The Federal Reserve (the “Fed”) held rates steady and continued with “Operation Twist,” the central bank’s program of buying longer-term U.S. Treasury securities while selling those with shorter terms in an effort to drive down longer-term interest rates and stimulate the U.S. economy. The Fed reiterated its position that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.”

Keeping it in perspective

Stocks had healthy returns overall in the first four months of 2012, but figures indicate that investors continue to be cautious about investing in equities, preferring the more-conservative bond market. Many of these cautious investors missed the significant rally that kicked off 2012, which seems to make yet another case against trying to time the stock market. If you work with a financial professional and haven’t yet met with him or her this year, we suggest you schedule some time to review your investment strategy in order to assess whether or not your current investments are aligned with your long-term financial goals. Your financial professional can assist you with asset allocation and other decisions that can help refine and maintain the risk/return characteristics of your portfolio, even in these volatile markets.

Thank you for your continued trust in MassMutual. Our primary goal is to help you take the steps you need to take to prepare for a more financially secure future, through all market conditions.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 5/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier Funds – Portfolio Summaries

What is the investment approach of MassMutual Premier Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. It is important to note that the Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Money Market Fund Asset Allocation (% of Net Assets) on 04/30/12 (Unaudited)

Commercial Paper	80.8%
U.S. Treasury Bonds & Notes	8.3%
Corporate Debt	6.8%
Discount Notes	6.0%
Certificates of Deposit	2.3%
Time Deposits	0.0%

Total Short-Term Investments	104.2%
Other Assets and Liabilities	(4.2)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Quality Structure (% of Net Assets) on 4/30/12 (Unaudited)

U.S. Government, Aaa/AAA	33.3%
Aa/AA	3.1%
A/A	5.2%
Baa/BBB	14.7%
Ba/BB	5.2%
B and Below	1.1%

Total Long-Term Investments	62.6%
Short-Term Investments and Other Assets and Liabilities	37.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Inflation-Protected and Income Fund Quality Structure (% of Net Assets) on 4/30/12 (Unaudited)

U.S. Government, Aaa/AAA	113.7%
Aa/AA	3.4%
A/A	1.6%
Baa/BBB	0.3%

Total Long-Term Investments	119.0%
Short-Term Investments and Other Assets and Liabilities	(19.0)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Quality Structure (% of Net Assets) on 4/30/12 (Unaudited)

U.S. Government, Aaa/AAA	59.8%
Aa/AA	5.5%
A/A	10.2%
Baa/BBB	17.9%
Ba/BB	5.2%
B and Below	0.8%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Quality Structure (% of Net Assets) on 4/30/12 (Unaudited)

U.S. Government, Aaa/AAA	40.1%
Aa/AA	6.5%
A/A	11.3%
Baa/BBB	22.1%
Ba/BB	9.8%
B and Below	10.2%
Equities	0.0%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Quality Structure (% of Net Assets) on 4/30/12 (Unaudited)

Ba/BB	13.9%
B and Below	83.6%
Equity	0.3%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier International Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return by investing, under normal circumstances, at least 80% of its net assets in fixed income securities. The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier International Bond Fund Country Weightings (% of Net Assets) on 4/30/12 (Unaudited)

Germany	10.3%
France	9.5%
Japan	9.4%
Netherlands	7.5%
Sweden	7.0%
Australia	6.9%
Canada	6.5%
Mexico	6.1%
United Kingdom	5.7%
Poland	5.0%
Luxembourg	4.5%
Austria	4.2%
South Africa	3.9%
Ireland	3.0%
Italy	2.8%
Belgium	2.6%
Finland	2.5%
United States	1.7%

Total Long-Term Investments	99.1%
Other Assets and Liabilities	0.9%

Net Assets	100.0%

MassMutual Premier International Bond Fund Quality Structure (% of Net Assets) on 4/30/12 (Unaudited)

Aaa/AAA	50.6%
Aa/AA	26.5%
A/A	15.2%
Baa/BBB	6.8%

Total Long-Term Investments	99.1%
Other Assets and Liabilities	0.9%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

iShares MSCI EAFE Index Fund	4.1%
Apple, Inc.	2.4%
Exxon Mobil Corp.	1.8%
Government National Mortgage Association TBA Pool #11786 5.000% 5/01/38	1.7%
U.S. Treasury Note 0.250% 12/15/14	1.6%
Government National Mortgage Association TBA Pool #5745 4.500% 7/01/39	1.5%
Microsoft Corp.	1.3%
U.S. Treasury Note 1.875% 9/30/17	1.3%
Federal National Mortgage Association TBA Pool #45487 5.500% 3/01/35	1.2%
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 4/01/40	1.2%

18.1%

MassMutual Premier Balanced Fund Asset Allocation (% of Net Assets) on 4/30/12 (Unaudited)

Equities	52.5%
Bonds & Notes	34.2%
Mutual Funds*	8.2%

Total Long-Term Investments	94.9%
Short-Term Investments and Other Assets and Liabilities	5.1%

Net Assets	100.0%

* Category includes ETFs.

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Value Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies with varying market capitalizations that the Fund’s subadviser believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadviser currently focuses on securities of larger size companies. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Chevron Corp.	5.7%
Wells Fargo & Co.	4.3%
Honeywell International, Inc.	3.6%
The Coca-Cola Co.	3.5%
Juniper Networks, Inc.	3.0%
Humana, Inc.	2.9%
The Goldman Sachs Group, Inc.	2.8%
UnitedHealth Group, Inc.	2.7%
Merck & Co., Inc.	2.6%
Exxon Mobil Corp.	2.5%

33.6%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Financial	22.8%
Consumer, Non-cyclical	20.5%
Energy	12.7%
Industrial	10.8%
Consumer, Cyclical	10.0%
Communications	9.3%
Utilities	6.2%
Basic Materials	2.3%
Technology	2.2%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MassMutual Premier Value Fund Country Weightings (% of Net Assets) on 4/30/12 (Unaudited)

United States	86.0%
Switzerland	6.8%
Netherlands	1.6%
United Kingdom	1.5%
Canada	0.9%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000 Value Index. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

General Electric Co.	3.5%
Chevron Corp.	3.4%
JP Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.9%
AT&T, Inc.	2.9%
Wells Fargo & Co.	2.4%
Intel Corp.	2.4%
The Procter & Gamble Co.	2.4%
Merck & Co., Inc.	2.0%
Johnson & Johnson	1.9%

26.8%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Financial	25.6%
Consumer, Non-cyclical	20.7%
Energy	11.4%
Communications	10.9%
Industrial	9.9%
Consumer, Cyclical	7.2%
Utilities	6.6%
Technology	5.7%
Basic Materials	2.4%
Diversified	0.0%

Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Apple, Inc.	7.8%
Chevron Corp.	4.6%
Philip Morris International, Inc.	4.3%
eBay, Inc.	4.0%
The McGraw-Hill Cos., Inc.	3.3%
CIT Group, Inc.	3.2%
JP Morgan Chase & Co.	3.1%
Tyco International Ltd.	3.0%
Ford Motor Co.	2.9%
Dr. Pepper Snapple Group, Inc.	2.8%

39.0%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Consumer, Non-cyclical	24.5%
Communications	14.1%
Financial	14.0%
Technology	12.5%
Energy	11.0%
Industrial	10.0%
Consumer, Cyclical	8.4%
Utilities	1.4%
Basic Materials	1.0%

Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Capital Appreciation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that the Fund’s subadviser believes may appreciate in value over the long-term, which may include newer companies or established companies of any market capitalization range (“growth companies”). Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500® Index or the Russell 1000® Growth Index. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Capital Appreciation Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Apple, Inc.	8.1%
QUALCOMM, Inc.	4.3%
Google, Inc. Class A	2.7%
McDonald’s Corp.	2.5%
Allergan, Inc.	2.1%
Schlumberger Ltd.	1.9%
Costco Wholesale Corp.	1.9%
O’Reilly Automotive, Inc.	1.9%
Union Pacific Corp.	1.7%
Praxair, Inc.	1.7%

28.8%

MassMutual Premier Capital Appreciation Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Consumer, Non-cyclical	21.6%
Technology	16.6%
Industrial	15.4%
Consumer, Cyclical	15.2%
Communications	14.0%
Energy	10.9%
Basic Materials	4.3%
Financial	1.9%

Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the Russell 1000 Growth Index. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Apple, Inc.	7.8%
Exxon Mobil Corp.	4.8%
Microsoft Corp.	3.9%
International Business Machines Corp.	3.6%
Google, Inc. Class A	2.3%
Philip Morris International, Inc.	2.3%
The Coca-Cola Co.	2.0%
Oracle Corp.	1.9%
Abbott Laboratories	1.5%
PepsiCo, Inc.	1.4%

31.5%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Technology	24.8%
Consumer, Non-cyclical	22.2%
Consumer, Cyclical	13.7%
Industrial	12.3%
Communications	9.9%
Energy	8.8%
Basic Materials	4.6%
Financial	4.1%
Utilities	0.0%

Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Discovery Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. issuers having market capitalizations up to $13 billion that the Fund’s subadviser believes are undervalued. These may include securities of small- and mid-capitalization companies. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about July 13, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

MassMutual Premier Discovery Value Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Tyco International Ltd.	2.9%
M&T Bank Corp.	2.5%
Everest Re Group Ltd.	2.3%
The Mosaic Co.	2.1%
Newell Rubbermaid, Inc.	2.1%
DaVita, Inc.	2.0%
Reinsurance Group of America, Inc. Class A	2.0%
Navistar International Corp.	1.9%
Electronic Arts, Inc.	1.9%
The Progressive Corp.	1.8%

21.5%

MassMutual Premier Discovery Value Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Financial	23.7%
Industrial	14.7%
Consumer, Non-cyclical	13.7%
Consumer, Cyclical	13.0%
Utilities	8.5%
Technology	7.3%
Energy	6.9%
Basic Materials	6.0%
Communications	3.6%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Main Street Small/Mid Cap Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500™ Index. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about July 13, 2012 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

MassMutual Premier Main Street Small/Mid Cap Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Questcor Pharmaceuticals, Inc.	1.8%
Robert Half International, Inc.	1.8%
HollyFrontier Corp.	1.7%
Dunkin’ Brands Group, Inc.	1.6%
MSCI, Inc. Class A	1.6%
Waste Connections, Inc.	1.6%
PVH Corp.	1.4%
The AES Corp.	1.4%
Old Dominion Freight Line, Inc.	1.4%
Semtech Corp.	1.3%

15.6%

MassMutual Premier Main Street Small/Mid Cap Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Consumer, Non-cyclical	19.2%
Financial	18.8%
Industrial	16.3%
Consumer, Cyclical	15.1%
Technology	10.7%
Communications	5.7%
Energy	5.3%
Basic Materials	3.9%
Utilities	3.7%
Diversified	0.1%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Small/Mid Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500™ Index. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Small/Mid Cap Opportunities Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Questcor Pharmaceuticals, Inc.	1.8%
Robert Half International, Inc.	1.8%
HollyFrontier Corp.	1.7%
Dunkin’ Brands Group, Inc.	1.6%
MSCI, Inc. Class A	1.6%
Waste Connections, Inc.	1.6%
The AES Corp.	1.4%
PVH Corp.	1.4%
Semtech Corp.	1.3%
Aruba Networks, Inc.	1.3%

15.5%

MassMutual Premier Small/Mid Cap Opportunities Fund Sector Table (% of Net Assets) on 4/30/12 (Unaudited)

Consumer, Non-cyclical	19.3%
Financial	19.0%
Industrial	16.3%
Consumer, Cyclical	15.4%
Technology	10.9%
Communications	5.8%
Energy	5.3%
Basic Materials	3.9%
Utilities	3.7%
Diversified	0.1%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Telefonaktiebolaget LM Ericsson Class B	3.5%
eBay, Inc.	3.5%
SAP AG	2.4%
Siemens AG	2.4%
Intuit, Inc.	2.1%
European Aeronautic Defence and Space Co.	2.0%
McDonald’s Corp.	2.0%
Altera Corp.	1.9%
Bayerische Motoren Werke AG 0.770%	1.9%
Technip SA	1.9%

23.6%

MassMutual Premier Global Fund Country Weightings (% of Net Assets) on 4/30/12 (Unaudited)

United States	37.4%
Germany	10.0%
Japan	9.1%
France	6.3%
Sweden	5.3%
Switzerland	5.1%
Brazil	4.4%
United Kingdom	3.4%
Mexico	3.3%
India	3.0%
Spain	2.5%
Netherlands	2.0%
Italy	2.0%
Panama	1.5%
Denmark	1.3%
Taiwan	1.1%
Australia	0.7%
Finland	0.7%
Republic of Korea	0.6%
Belgium	0.2%
Argentina	0.1%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of foreign companies. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

BT Group PLC	2.6%
SAP AG	2.5%
Oppenheimer Institutional Money Market Fund Class E	2.5%
Experian PLC	2.4%
Bunzl PLC	1.9%
Aalberts Industries NV	1.9%
Nidec Corp.	1.8%
William Hill PLC	1.7%
Telefonaktiebolaget LM Ericsson Class B	1.7%
BG Group PLC	1.6%

20.6%

MassMutual Premier International Equity Fund Country Weightings (% of Net Assets) on 4/30/12 (Unaudited)

United Kingdom	28.5%
Switzerland	11.3%
France	10.7%
Netherlands	8.0%
Japan	7.4%
Germany	6.7%
Spain	4.2%
Australia	3.9%
United States	3.4%
Sweden	2.8%
Italy	2.7%
Brazil	1.9%
Canada	1.2%
Ireland	1.2%
India	1.1%
Finland	0.9%
Denmark	0.8%
Taiwan	0.5%
South Africa	0.5%
Austria	0.5%
Luxembourg	0.5%
Mexico	0.4%
Panama	0.3%
Republic of Korea	0.2%
Bermuda	0.1%

Total Long-Term Investments	99.7%
Other Assets and Liabilities	0.3%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Focused International Fund, and who is the Fund’s subadviser?

The Fund seeks long term capital appreciation by normally investing a minimum of 90% of its net assets in equity securities. The Fund may invest in developed and emerging markets; however, the Fund will typically invest in a minimum of 30 issuers organized, headquartered, or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International (“MSCI®”) Europe, Australasia, Far East (“EAFE®”) Index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Focused International Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Keyence Corp.	2.2%
Kyocera Corp.	2.1%
Shire Ltd.	2.1%
SABMiller PLC	2.1%
America Movil SAB de CV Series L ADR	2.1%
Zurich Insurance Group AG	2.0%
Rakuten, Inc.	2.0%
Julius Baer Group Ltd.	2.0%
Fresnillo PLC	2.0%
Prudential PLC	2.0%

20.6%

MassMutual Premier Focused International Fund Country Weightings (% of Net Assets) on 4/30/12 (Unaudited)

United Kingdom	24.5%
Japan	21.6%
Germany	9.7%
France	8.2%
Switzerland	7.7%
Channel Islands	3.8%
Israel	3.6%
Australia	3.4%
Singapore	3.1%
Hong Kong	2.3%
Mexico	2.1%
Luxembourg	1.8%
Russia	1.7%
Republic of Korea	1.5%
Cayman Islands	1.4%
Canada	1.1%
Norway	0.8%
Papua New Guinea	0.6%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 4/30/12 (Unaudited)

Samsung Electronics Co., Ltd.	7.4%
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3.9%
China Construction Bank Corp. Class H	3.8%
CNOOC Ltd.	3.5%
Hon Hai Precision Industry Co. Ltd.	3.5%
Industrial & Commercial Bank of China	3.4%
Sberbank	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	3.1%
Tencent Holdings Ltd.	2.7%
Gazprom OAO Sponsored ADR (Russia)	2.7%

37.2%

MassMutual Premier Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 4/30/12 (Unaudited)

Republic of Korea	18.2%
Brazil	15.6%
China	14.0%
Russia	9.7%
Taiwan	8.5%
Hong Kong	7.4%
India	6.4%
Cayman Islands	5.6%
South Africa	3.9%
Mexico	3.1%
Bermuda	1.6%
Poland	1.5%
United Kingdom	1.2%
Switzerland	0.8%
Channel Islands	0.7%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 104.2%
Certificates of Deposit — 2.3%
Bank of Nova Scotia 0.131% 5/17/12	$5,475,000	$5,474,684
Bank of Nova Scotia 0.665% 10/26/12	3,000,000	3,001,566
Bank of Nova Scotia 0.765% 10/18/12	3,000,000	3,002,807

		11,479,057

Commercial Paper — 80.8%
Air Products & Chemicals, Inc. (a) 0.141% 5/02/12	12,600,000	12,599,951
Alabama Power Co. (a) 0.131% 5/04/12	7,500,000	7,499,919
Alabama Power Co. (a) 0.172% 5/11/12	1,800,000	1,799,915
Baker Hughes, Inc. (a) 0.152% 5/01/12	4,500,000	4,500,000
Baker Hughes, Inc. (a) 0.152% 5/04/12	8,000,000	7,999,900
BASF SE (a) 0.142% 6/28/12	2,000,000	1,999,549
BASF SE (a) 0.182% 6/26/12	10,475,000	10,472,067
Basin Electric Power Coop. (a) 0.142% 5/07/12	12,500,000	12,499,708
Baxter International, Inc. (a) 0.283% 5/09/12	13,000,000	12,999,191
Becton, Dickinson & Co. 0.121% 5/30/12	4,800,000	4,799,536
BG Energy Finance, Inc. (a) 0.192% 5/08/12	12,500,000	12,499,538
BMW US Capital LLC (a) 0.162% 5/01/12	12,500,000	12,500,000
Cargill Global Fund PLC (a) 0.111% 5/03/12	12,500,000	12,499,924
The Coca-Cola Co. (a) 0.223% 9/05/12	10,000,000	9,992,239
Deere & Co. (a) 0.142% 5/24/12	7,500,000	7,499,329
Deere & Co. (a) 0.152% 7/09/12	4,995,000	4,993,564
E.I. du Point Nemours & Co. (a) 0.131% 5/15/12	6,000,000	5,999,697
E.I. du Point Nemours & Co. (a) 0.142% 5/16/12	5,000,000	4,999,708
Emerson Electric Co. (a) 0.131% 5/22/12	12,000,000	11,999,090
General Electric Co. 0.121% 5/15/12	12,500,000	12,499,417

	Principal Amount	Value
Google, Inc. (a) 0.172% 8/10/12	$5,600,000	$5,597,329
Henkel of America, Inc. (a) 0.162% 5/01/12	3,685,000	3,685,000
Henkel of America, Inc. (a) 0.172% 5/01/12	1,815,000	1,815,000
Henkel of America, Inc. (a) 0.172% 5/31/12	5,500,000	5,499,221
Honeywell International, Inc. (a) 0.142% 6/27/12	12,500,000	12,497,229
Illinois Tool Works, Inc. (a) 0.131% 5/21/12	2,600,000	2,599,812
Illinois Tool Works, Inc. (a) 0.142% 5/03/12	4,080,000	4,079,968
Illinois Tool Works, Inc. (a) 0.142% 5/14/12	3,500,000	3,499,823
Johnson & Johnson (a) 0.081% 5/02/12	7,900,000	7,899,982
JP Morgan Chase & Co. 0.253% 7/26/12	5,000,000	4,996,417
JP Morgan Chase & Co. 0.254% 7/26/12	10,000,000	9,994,028
L’oreal USA. Inc. (a) 0.131% 5/22/12	5,800,000	5,799,560
National Rural Utilities Cooperative Finance Corp. 0.142% 5/16/12	12,500,000	12,499,271
Nestle Capital Corp. (a) 0.182% 7/23/12	5,850,000	5,847,572
Paccar Financial Corp. 0.121% 5/17/12	6,200,000	6,199,669
Paccar Financial Corp. 0.121% 6/04/12	6,300,000	6,299,286
Parker Hannifin Corp. (a) 0.152% 6/08/12	2,000,000	1,999,683
Parker Hannifin Corp. (a) 0.162% 6/07/12	10,800,000	10,798,224
Praxair, Inc. 0.131% 5/02/12	9,000,000	8,999,968
Praxair, Inc. 0.131% 5/03/12	3,500,000	3,499,975
Reckitt Benckiser PLC (a) 0.121% 5/02/12	12,500,000	12,499,958
Sanofi (a) 0.152% 5/04/12	3,000,000	2,999,963
The Sherwin-Williams Co. (a) 0.202% 5/24/12	9,000,000	8,998,390
The Sherwin-Williams Co. (a) 0.203% 5/24/12	1,000,000	999,872
Siemens Capital Co. LLC (a) 0.121% 5/18/12	12,500,000	12,499,292

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sigma-Aldrich Corp. (a) 0.121% 5/07/12	$12,800,000	$12,799,744
Sysco Corp. (a) 0.142% 5/17/12	4,680,000	4,679,709
Target Corp. 0.121% 5/08/12	12,500,000	12,499,708
Unilever Capital Crop. (a) 0.131% 5/15/12	9,400,000	9,399,525
Unilever Capital Crop. (a) 0.152% 6/20/12	3,100,000	3,099,354
Union Bank NA 0.182% 5/09/12	12,700,000	12,699,492
Wisconsin Gas LLC 0.172% 5/10/12	12,500,000	12,499,469

		402,433,735

Corporate Debt — 6.8%
Berkshire Hathaway, Inc. FRN 0.940% 2/11/13	3,890,000	3,909,789
Berkshire Hathaway, Inc. FRN 0.940% 2/11/13	7,400,000	7,436,186
The Coca-Cola Co. FRN 0.552% 5/15/12	2,855,000	2,855,146
Commonwealth Bank of Australia FRN (a) 1.000% 3/19/13	10,000,000	10,046,850
Sanofi FRN 0.672% 3/28/13	9,500,000	9,530,420

		33,778,391

Discount Notes — 6.0%
Federal Home Loan Bank 0.100% 6/29/12	1,400,000	1,399,770
Federal Home Loan Bank 0.115% 6/27/12	4,390,000	4,389,201
Federal Home Loan Bank 0.130% 7/17/12	4,000,000	3,998,888
Federal Home Loan Bank 0.145% 10/19/12	1,800,000	1,798,760
Federal Home Loan Bank 0.152% 8/29/12	1,300,000	1,299,350
Federal Home Loan Mortgage Corp. 0.075% 6/04/12	1,658,000	1,657,882
Federal Home Loan Mortgage Corp. 0.110% 6/05/12	2,013,000	2,012,785
Federal Home Loan Mortgage Corp. 0.130% 5/14/12	5,000,000	4,999,765
Federal National Mortgage Association 0.140% 6/01/12	2,640,000	2,639,682
Federal National Mortgage Association 0.152% 11/01/12	1,800,000	1,798,620

	Principal Amount	Value
Federal National Mortgage Association FRN 0.269% 10/18/12	$3,761,000	$3,763,326

		29,758,029

U.S. Treasury Bonds & Notes — 8.3%
U.S. Treasury Note 0.375% 8/31/12	9,000,000	9,006,779
U.S. Treasury Note 0.375% 10/31/12	5,000,000	5,005,765
U.S. Treasury Note 0.500% 11/30/12	1,500,000	1,502,994
U.S. Treasury Note 0.625% 7/31/12	5,000,000	5,006,236
U.S. Treasury Note 0.625% 1/31/13	11,145,000	11,180,777
U.S. Treasury Note 0.750% 5/31/12	5,000,000	5,002,691
U.S. Treasury Note 1.375% 2/15/13	4,900,000	4,944,176

		41,649,418

Time Deposits — 0.0%
Euro Time Deposit 0.010% 5/01/12	8,008	8,008

TOTAL SHORT-TERM INVESTMENTS (Cost $519,106,638)		519,106,638

TOTAL INVESTMENTS — 104.2% (Cost $519,106,638) (b)		519,106,638

Other Assets/(Liabilities) — (4.2)%		(20,872,982)

NET ASSETS — 100.0%		$498,233,656

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $304,994,349 or 61.22% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 62.6%

CORPORATE DEBT — 22.6%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,739,561

Aerospace & Defense — 0.1%
L-3 Communications Corp. 6.375% 10/15/15	549,000	562,039

Agriculture — 0.2%
Universal Corp/VA 6.100% 9/26/12	1,000,000	999,928

Auto Manufacturers — 0.3%
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,621,243

Banks — 0.9%
Capital One Financial Corp. 2.125% 7/15/14	300,000	301,948
Capital One Financial Corp. 7.375% 5/23/14	270,000	299,183
Credit Suisse New York 5.500% 5/01/14	760,000	816,833
First Horizon National Corp. 5.375% 12/15/15	770,000	820,557
ICICI Bank Ltd./Bahrain (a) 5.500% 3/25/15	2,335,000	2,419,849

		4,658,370

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	1,385,000	1,575,438

Building Materials — 1.2%
CRH America, Inc. 5.300% 10/15/13	1,675,000	1,759,457
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,165,577
Masco Corp. 4.800% 6/15/15	1,090,000	1,117,582
Masco Corp. 5.875% 7/15/12	1,555,000	1,563,623
Masco Corp. 7.125% 8/15/13	400,000	423,242

		6,029,481

Chemicals — 1.7%
Ashland, Inc. 9.125% 6/01/17	2,900,000	3,219,000
Incitec Pivot Ltd. (a) 4.000% 12/07/15	650,000	662,677
LyondellBasell Industries NV (a) 5.000% 4/15/19	450,000	464,625

	Principal Amount	Value
NOVA Chemicals Corp. FRN 3.783% 11/15/13	$1,550,000	$1,548,062
RPM International, Inc. 6.250% 12/15/13	2,300,000	2,452,320

		8,346,684

Commercial Services — 0.7%
Brambles USA, Inc. (a) 3.950% 4/01/15	510,000	533,879
Deluxe Corp. 7.375% 6/01/15	180,000	183,150
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	471,975
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,428,998

		3,618,002

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,241,038
Brocade Communications Systems, Inc. 6.625% 1/15/18	80,000	84,000
HP Enterprise Services LLC Series B 6.000% 8/01/13	475,000	503,911

		1,828,949

Diversified Financial — 3.5%
American Express Co. 7.250% 5/20/14	545,000	608,153
Citigroup, Inc. 5.500% 10/15/14	320,000	341,005
Citigroup, Inc. 6.375% 8/12/14	1,380,000	1,488,185
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,000,000	1,020,354
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	865,380
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,288,011
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,498,935
The Goldman Sachs Group, Inc. 5.150% 1/15/14	1,075,000	1,126,270
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	717,806
International Lease Finance Corp. 5.625% 9/20/13	300,000	305,250
Janus Capital Group, Inc. 6.700% 6/15/17	925,000	994,681
JP Morgan Chase & Co. 5.125% 9/15/14	1,500,000	1,610,965
Lazard Group LLC 7.125% 5/15/15	805,000	875,503

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch & Co., Inc. 5.450% 2/05/13	$1,800,000	$1,849,257
Morgan Stanley 2.875% 7/28/14	1,500,000	1,483,390
SLM Corp. 5.000% 10/01/13	1,100,000	1,124,750
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	165,542

		17,363,437

Electric — 1.2%
Ameren Corp. 8.875% 5/15/14	2,001,000	2,258,218
CMS Energy Corp. 2.750% 5/15/14	1,575,000	1,582,377
EDP Finance BV (a) 5.375% 11/02/12	825,000	827,062
Kansas Gas & Electric Co. 5.647% 3/29/21	407,390	445,334
Kiowa Power Partners LLC (a) 4.811% 12/30/13	116,743	117,705
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	129,893	132,491
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	167,719	165,225
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	371,504	408,116

		5,936,528

Electronics — 0.3%
Amphenol Corp. 4.750% 11/15/14	180,000	195,134
Avnet, Inc. 5.875% 3/15/14	1,500,000	1,587,144

		1,782,278

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	515,000	543,647

Forest Products & Paper — 0.3%
Rock-Tenn Co. 5.625% 3/15/13	1,430,000	1,462,175

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,359,865

Health Care – Services — 0.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	725,000	754,000

Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.000% 8/15/13	460,000	480,700

	Principal Amount	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 7.750% 10/15/16	$315,000	$333,113

		813,813

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	275,000	287,246

Home Furnishing — 0.3%
Sealy Mattress Co. (a) 10.875% 4/15/16	1,170,000	1,269,462
Whirlpool Corp. 8.600% 5/01/14	135,000	151,594

		1,421,056

Insurance — 0.7%
American International Group, Inc. 3.000% 3/20/15	1,750,000	1,780,107
American International Group, Inc. 3.650% 1/15/14	120,000	122,578
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	534,210
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,005,769

		3,442,664

Iron & Steel — 1.0%
ArcelorMittal 3.750% 2/25/15	1,500,000	1,528,929
ArcelorMittal 9.000% 2/15/15	1,290,000	1,478,008
Commercial Metals Co. 5.625% 11/15/13	1,750,000	1,825,250

		4,832,187

Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	55,958
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	125,000	142,187

		198,145

Manufacturing — 1.0%
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	1,779,000	2,044,681
Textron, Inc. 6.200% 3/15/15	2,500,000	2,744,943

		4,789,624

Media — 0.2%
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	600,000	604,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Scholastic Corp. 5.000% 4/15/13	$575,000	$583,625

		1,188,125

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	364,903

Mining — 0.1%
Teck Resources Ltd. 10.750% 5/15/19	162,000	200,475
Xstrata Canada Financial Corp. (a) 2.850% 11/10/14	550,000	563,039

		763,514

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	266,423

Oil & Gas — 1.1%
Chesapeake Energy Corp. 7.625% 7/15/13	1,460,000	1,518,400
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	81,638
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	923,887
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	600,000	590,700
Petrobras International Finance Co. 2.875% 2/06/15	900,000	919,116
Phillips 66 (a) 1.950% 3/05/15	1,525,000	1,539,831

		5,573,572

Oil & Gas Services — 0.1%
Weatherford International Ltd. 4.500% 4/15/22	300,000	309,644

Packaging & Containers — 0.2%
Sealed Air Corp. (a) 5.625% 7/15/13	1,200,000	1,236,912

Pharmaceuticals — 0.8%
Aristotle Holding, Inc. (a) 2.100% 2/12/15	2,500,000	2,537,315
Express Scripts Holding Co. 6.250% 6/15/14	900,000	989,474
Mylan, Inc. (a) 7.625% 7/15/17	275,000	304,563

		3,831,352

Pipelines — 0.6%
Enogex LLC (a) 6.875% 7/15/14	930,000	1,007,937
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	297,450

	Principal Amount	Value
NGPL PipeCo LLC (a) 6.514% 12/15/12	$950,000	$946,612
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	610,042

		2,862,041

Real Estate — 1.0%
Colonial Realty LP 6.875% 8/15/12	1,450,000	1,467,017
ProLogis LP, Series A 5.750% 4/01/16	2,000,000	2,190,576
ProLogis LP 5.900% 8/15/13	1,350,000	1,410,672

		5,068,265

Real Estate Investment Trusts (REITS) — 1.0%
Developers Diversified Realty Corp. 5.500% 5/01/15	1,500,000	1,585,545
The Rouse Co. LP 7.200% 9/15/12	900,000	913,500
UDR, Inc. 5.250% 1/15/16	1,500,000	1,627,647
UDR, Inc. 6.050% 6/01/13	800,000	833,993

		4,960,685

Retail — 0.4%
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,839,527

Savings & Loans — 0.7%
ASIF Global Financing XIX (a) 4.900% 1/17/13	1,500,000	1,520,896
Glencore Funding LLC (a) 6.000% 4/15/14	1,665,000	1,762,481

		3,283,377

Telecommunications — 0.9%
CenturyLink, Inc. 5.000% 2/15/15	500,000	526,791
CenturyLink, Inc. 5.500% 4/01/13	390,000	403,040
Telecom Italia Capital 5.250% 10/01/15	650,000	661,375
Telecom Italia Capital 6.175% 6/18/14	1,690,000	1,744,587
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,000,000	1,090,000

		4,425,793

Trucking & Leasing — 0.1%
GATX Corp. 8.750% 5/15/14	695,000	785,595

TOTAL CORPORATE DEBT (Cost $110,287,176)		112,726,088

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.7%
Access Group, Inc., Delaware VRN 0.639% 9/01/37	$400,000	$356,000
North Carolina State Education Assistance Authority FRN 1.460% 1/26/26	800,000	787,088
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.868% 1/25/21	598,697	596,577
State of California 5.950% 4/01/16	245,000	282,326
State of Illinois 5.365% 3/01/17	1,200,000	1,325,988

		3,347,979

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,197,180)		3,347,979

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.0%
Automobile ABS — 3.6%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	77,090	77,097
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	295,266	295,447
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	369,845	369,794
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	222,170	222,311
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.379% 8/20/13	450,000	446,382
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (a) 0.519% 7/20/12	437,500	435,445
Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A (a) 1.850% 11/20/14	290,000	293,083
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	805,057
BMW Vehicle Lease Trust, Series 2012-1, Class A2 0.590% 6/20/14	796,000	795,964
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.990% 9/15/21	722,181	724,776

	Principal Amount	Value
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.240% 12/15/20	$320,124	$320,837
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	1,000,000	1,002,691
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	725,000	726,723
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) (c) 1.140% 11/20/17	1,070,000	1,069,904
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	1,530,036	1,530,367
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	625,000	625,734
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	224,629	225,280
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	600,000	610,412
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	419,397	419,584
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	666,024	666,256
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	88,498	88,507
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	407,002	406,713
Navistar Financial Dealer Note Master Trust, Series 2009-1, Class C FRN (a) 6.238% 10/26/15	700,000	712,157
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	106,718	106,739
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,550,000	1,550,001
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	1,000,000	1,004,370
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	117,894	117,917

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	$505,897	$506,249
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	140,234	140,279
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	700,000	702,920
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	800,000	799,961
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.790% 3/15/18	133,920	134,094

		17,933,051

Commercial MBS — 5.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.916% 2/10/51	2,000,000	2,305,533
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	1,000,000	1,181,890
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	845,533
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	516,560
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	147,398	147,275
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	700,000	804,850
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	724,669
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.713% 4/12/38	1,465,698	1,529,804
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	900,000	982,644

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.964% 6/10/46	$400,000	$408,129
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	600,000	699,102
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	850,000	891,251
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.408% 2/15/41	1,350,000	670,357
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	691,233	706,767
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	556,859
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	926,873	990,199
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	500,000	512,975
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	1,000,000	1,056,717
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A2 2.205% 5/15/45	1,242,000	1,262,499
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	250,000	261,871
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,344,272
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	250,000	277,903
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	904,219

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	$650,000	$690,126
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	1,010,707	1,049,191
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	461,302
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,554,310	1,582,425
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	400,000	483,138
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.655% 8/15/39	750,000	807,451
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.655% 8/15/39	450,000	472,455
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4 VRN 5.418% 1/15/45	1,100,000	1,229,059
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,587,724
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	420,202
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	508,844

		28,873,795

Home Equity ABS — 2.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.508% 8/25/35	405,278	383,288
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.588% 9/25/35	383,884	366,683
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.598% 7/25/35	309,953	290,667
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.608% 11/25/34	440,666	431,556
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.678% 6/25/35	640,317	609,997

	Principal Amount	Value
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.823% 8/28/44	$125,703	$120,114
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.598% 9/25/35	370,117	314,709
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.618% 11/25/35	338,965	337,960
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.668% 4/25/35	287,990	274,655
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.288% 1/25/37	28,540	28,279
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.338% 5/25/36	56,006	55,555
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.348% 7/25/36	214,974	208,532
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.648% 12/25/33	204,219	200,972
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.418% 4/25/36	213,432	210,079
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.468% 9/25/34	158,778	149,757
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.478% 1/25/36	379,131	340,534
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.618% 9/25/35	610,801	602,303
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.668% 4/25/35	366,897	308,003
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.408% 8/25/36	363,791	322,780
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.418% 7/25/36	461,142	452,090
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.518% 8/25/45	4,838	4,811
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.708% 8/25/35	200,000	166,447

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.738% 2/25/35	$429,490	$403,809
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.788% 6/25/35	970,485	786,462
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.973% 6/28/35	888,024	828,684
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.538% 6/25/35	1,140,444	1,118,515
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.688% 3/25/35	425,000	310,352
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	962	941
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.708% 5/25/35	442,627	422,707
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.618% 8/25/35	635,438	609,586
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.738% 3/25/35	525,000	451,117
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.588% 6/25/35	129,329	129,374
RAAC Series, Series 2005-RP1, Class M1 FRN (a) 0.788% 7/25/37	460,775	447,089
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.428% 3/25/36	424,161	410,257
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.488% 1/25/36	235,416	227,840
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.578% 3/25/36	363,018	352,279
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.598% 8/25/35	270,745	249,166
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.788% 12/25/32	56,248	54,972

		12,982,921

	Principal Amount	Value
Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.501% 7/07/30	$344,520	$304,061

Other ABS — 3.2%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	580,909	621,028
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	885,000	885,007
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.419% 8/18/21	409,023	386,895
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.040% 12/15/15	800,000	803,035
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	313,819	318,247
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.716% 7/15/24	942,051	938,611
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	433,679	433,672
Goal Capital Funding Trust, Series 2005-2, Class A1 FRN 0.510% 8/25/21	294,033	293,441
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	950,000	949,943
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	228,502	228,658
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.491% 6/02/17	575,000	570,486
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	621,339	621,672
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,326,907	1,383,159
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	626,338	626,320
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (d) 1.073% 6/20/14	1,600,000	1,265,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NuCO2 Funding LLC, Series 2008-1, Class A1 (a) 7.250% 6/25/38	$525,000	$533,663
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.740% 10/17/16	750,000	749,323
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 1.000% 3/20/19	391,836	380,951
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.000% 9/20/19	800,663	787,497
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	408,216	410,017
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	414,317	414,861
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	437,625	452,557
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	123,510	123,584
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.490% 5/15/20	403,917	390,991
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	450,000	450,000
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.740% 7/15/41	1,070,524	1,070,239

		16,088,977

Student Loans ABS — 4.6%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.620% 8/25/26	337,058	323,173
Access Group, Inc., Series 2002-1, Class A2 FRN 0.653% 9/25/25	364,577	362,671
Access Group, Inc., Series 2003-1, Class A2 FRN 0.733% 12/27/16	982,981	975,747
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.482% 3/28/17	307,069	306,474
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.740% 1/25/47	1,075,000	903,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.740% 12/15/32	1,200,000	1,190,772

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.970% 6/15/43	$300,000	$261,000
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.520% 5/25/22	2,800	2,675
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 (c) 0.838% 9/20/22	970,000	970,000
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.278% 1/27/25	3,280	3,276
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.348% 3/25/26	1,132,206	1,117,673
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.438% 9/25/25	9,673	9,664
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 0.988% 2/25/39	100,000	89,750
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.988% 2/25/39	150,000	127,500
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.660% 5/25/27	699,634	692,449
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.038% 4/25/46	385,313	387,819
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.565% 10/28/26	613,905	609,921
Northstar Education Finance, Inc., Series 2004-2 FRN 0.585% 4/28/16	732,852	730,196
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.680% 11/28/23	45,655	45,563
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.586% 1/15/19	1,940,553	1,924,870
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.636% 7/15/36	675,000	624,062
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.523% 9/15/20	121,557	121,022
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.555% 7/25/22	175,047	174,906

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.063% 3/15/38	$389,762	$298,116
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.123% 6/15/38	482,148	369,556
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.123% 12/15/38	867,087	703,521
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.340% 12/15/21	730,000	730,000
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.640% 8/15/25	649,398	650,782
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.729% 12/15/16	1,700,000	1,699,469
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.729% 12/15/16	1,050,000	1,049,672
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.731% 12/15/16	225,000	224,930
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.731% 12/15/16	250,000	249,922
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.731% 12/15/16	750,000	749,766
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.890% 12/15/17	1,310,871	1,313,698
SLM Student Loan Trust, Series 2003-5, Class A7 2.741% 6/17/30	100,000	99,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	350,000	262,500
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.655% 10/28/28	255,380	253,901
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.915% 1/25/21	873,868	868,695
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.575% 7/27/20	375,378	374,352
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.670% 5/25/30	1,210,984	1,209,487

		23,061,550

	Principal Amount	Value
WL Collateral CMO — 1.0%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.831% 8/25/34	$250,082	$210,649
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	24,896	18,435
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	45,214	38,217
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.732% 8/25/34	47,331	39,170
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.429% 1/19/38	821,131	496,349
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.348% 5/25/37	841,879	365,396
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.631% 8/25/34	138,261	95,831
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.518% 6/25/36	169,561	169,248
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.488% 8/25/36	270,945	222,724
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.607% 7/25/33	9,175	8,537
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.676% 2/25/34	378,765	358,754
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.868% 2/25/34	14,777	13,977
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.608% 2/25/34	647	585
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	859,339	863,636
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	1,543,858	1,551,577
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.418% 6/25/46	1,461,877	532,642
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.897% 3/25/34	86,742	72,877

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.558% 4/25/44	$225,725	$165,728

		5,224,332

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.488% 11/25/37	564,581	535,939
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.006% 6/25/32	66,246	50,722

		586,661

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $105,651,877)		105,055,348

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.5%
Pass-Through Securities — 12.5%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.386% 3/01/37	1,022,654	1,090,224
Pool #Q01704 4.500% 6/01/41	1,505,523	1,607,381
Pool #Q03086 4.500% 9/01/41	1,459,271	1,558,000
Pool #E00856 7.500% 6/01/15	5,667	6,034
Federal Home Loan Mortgage Corp. TBA Pool #2546 3.500% 6/01/25 (c)	4,087,000	4,299,971
Pool #2865 4.000% 4/01/40 (c)	5,875,000	6,197,666
Pool #7190 4.500% 5/01/39 (c)	1,112,000	1,185,757
Federal National Mortgage Association Pool #725692 2.285% 10/01/33	285,294	299,585
Pool #888586 2.349% 10/01/34	617,589	650,414
Pool #775539 2.483% 5/01/34	301,864	321,997
Pool #684154 5.500% 2/01/18	25,989	28,384
Pool #702331 5.500% 5/01/18	393,945	430,262
Pool #725796 5.500% 9/01/19	2,075,385	2,274,467
Pool #844564 5.500% 12/01/20	386,870	424,469

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #2342 3.000% 10/01/26 (c)	$4,800,000	$5,009,250
Pool #6554 4.000% 4/01/24 (c)	6,701,000	7,129,759
Pool #11192 4.000% 6/01/40 (c)	2,825,000	2,988,320
Pool #19687 4.500% 6/01/39 (c)	3,500,000	3,747,461
Pool #45487 5.500% 3/01/35 (c)	5,600,000	6,124,563
Government National Mortgage Association Pool #507545 7.500% 8/15/29	36,469	42,615
Government National Mortgage Association TBA Pool #5745 4.500% 7/01/39 (c)	4,430,000	4,845,658
Pool #11786 5.000% 5/01/38 (c)	11,000,000	12,187,657

		62,449,894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $61,856,466)		62,449,894

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds & Notes — 5.8%
U.S. Treasury Note 0.750% 5/31/12	1,150,000	1,150,606
U.S. Treasury Note 1.875% 9/30/17	6,405,000	6,722,247
U.S. Treasury Note (e) 3.000% 9/30/16	19,110,000	21,023,240

		28,896,093

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,824,831)		28,896,093

TOTAL BONDS & NOTES (Cost $309,817,530)		312,475,402

TOTAL LONG-TERM INVESTMENTS (Cost $309,817,530)		312,475,402

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 49.1%
Commercial Paper — 49.1%
AGL Capital Corp. (a) 0.486% 5/09/12	$10,460,000	$10,458,884
BAT International Finance (a) 0.517% 6/20/12	10,000,000	9,992,917
British Aerospace Public Ltd. Co. (a) 0.466% 6/08/12	4,240,000	4,237,941
British Aerospace Public Ltd. Co. (a) 0.466% 6/25/12	5,470,000	5,466,156
Carnival Corp. (a) 0.639% 7/18/12	10,000,000	9,986,350
Centrica PLC (a) 0.720% 7/16/12	8,300,000	8,287,384
Daimler Finance North America LLC (a) 0.599% 6/05/12	10,000,000	9,994,264
DCP Midstream LLC (a) 0.497% 6/08/12	6,620,000	6,616,576
DENTSPLY International, Inc. (a) 0.507% 6/12/12	3,000,000	2,998,250
Devon Energy Corp. (a) 0.507% 6/25/12	10,000,000	9,992,361
Diageo Capital PLC (a) 0.548% 6/14/12	10,000,000	9,993,400
Eaton Corp. (a) 0.497% 6/06/12	3,150,000	3,148,456
Eaton Corp. (a) 0.517% 6/13/12	4,700,000	4,697,137
Elsevier Finance SA (a) 0.670% 5/04/12	10,000,000	9,999,442
Ensco PLC (a) 0.507% 6/26/12	7,485,000	7,479,178
FMC Technologies, Inc. (a) 0.466% 5/16/12	10,000,000	9,998,083
Glencore Funding LLC 0.710% 5/15/12	10,000,000	9,997,278
NextEra Energy Capital Holdings, Inc. (a) 0.436% 5/04/12	6,320,000	6,319,774
Omnicom Capital, Inc. (a) 0.507% 5/29/12	4,130,000	4,128,394
South Carolina Electric & Gas 0.466% 5/07/12	2,112,000	2,111,838
South Carolina Electric & Gas 0.466% 5/29/12	8,000,000	7,997,138
Talisman Energy, Inc. (a) 0.652% 7/10/12	10,000,000	9,987,361
Tesco PLC (a) 0.507% 5/14/12	7,000,000	6,998,736
Transcanada Pipeline (a) 0.487% 5/03/12	9,775,000	9,774,739
Tyco Electronics Group SA (a) 0.537% 6/04/12	2,600,000	2,598,699

	Principal Amount	Value
VF Corp. (a) 0.497% 6/12/12	$10,000,000	$9,994,283
Vodafone Group PLC (a) 0.900% 5/02/12	3,000,000	2,999,925
Volvo Group Treasury NA (a) 0.558% 5/02/12	10,365,000	10,364,842
VW Credit, Inc. (a) 0.365% 5/01/12	7,635,000	7,635,000
VW Credit, Inc. (a) 0.517% 7/11/12	5,500,000	5,494,468
Weatherford International Ltd. (a) 0.750% 5/14/12	9,025,000	9,022,556
Westar Energy, Inc. (a) 0.476% 5/18/12	4,000,000	3,999,112
Westar Energy, Inc. (a) 0.476% 5/24/12	6,000,000	5,998,198
WPP Finance PLC (a) 0.446% 5/16/12	6,000,000	5,998,900

		244,768,020

TOTAL SHORT-TERM INVESTMENTS (Cost $244,768,020)		244,768,020

TOTAL INVESTMENTS — 111.7% (Cost $554,585,550) (f)		557,243,422

Other Assets/(Liabilities) — (11.7)%		(58,480,311)

NET ASSETS — 100.0%		$498,763,111

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $293,328,077 or 58.81% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2012, these securities amounted to a value of $590,700 or 0.12% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At April 30, 2012, these securities amounted to a value of $1,265,120 or 0.25% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 119.0%

CORPORATE DEBT — 1.0%
Diversified Financial — 0.2%
General Electric Capital Corp. 3.500% 8/13/12	$575,000	$580,015

Insurance — 0.6%
Berkshire Hathaway, Inc. FRN 0.940% 2/11/13	1,700,000	1,708,275
MetLife Global Funding I (a) 2.875% 9/17/12	250,000	251,932

		1,960,207

Telecommunications — 0.2%
Telefonica Emisiones SAU FRN 0.860% 2/04/13	725,000	710,466

TOTAL CORPORATE DEBT (Cost $3,222,970)		3,250,688

MUNICIPAL OBLIGATIONS — 0.1%
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.868% 1/25/21	293,176	292,138

TOTAL MUNICIPAL OBLIGATIONS (Cost $292,775)		292,138

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.9%
Automobile ABS — 4.5%
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	825,000	825,123
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	45,191	45,195
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	466,529	466,706
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2 0.910% 10/08/15	700,000	699,731
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	119,020	119,095
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.379% 8/20/13	1,866,667	1,851,659

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A (a) 9.310% 10/20/13	$450,000	$459,153
Bank of America Auto Trust, Series 2009-3A, Class A4 (a) 2.670% 12/15/16	880,000	893,336
Bank of America Auto Trust, Series 2009-1A, Class A4 (a) 3.520% 6/15/16	665,739	673,062
BMW Vehicle Lease Trust, Series 2012-1, Class A2 0.590% 6/20/14	527,000	526,976
Carnow Auto Receivables Trust (b) 2.090% 1/15/15	450,000	449,993
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.990% 9/15/21	424,813	426,339
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.240% 12/15/20	1,261,384	1,264,194
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	500,000	501,188
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	475,000	475,558
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	112,315	112,640
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	425,000	432,375
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	167,759	167,834
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	399,614	399,754
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	47,336	47,341
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	218,392	218,236
Navistar Financial Dealer Note Master Trust, Series 2009-1, Class C FRN (a) 6.238% 10/26/15	450,000	457,815
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	57,170	57,182

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	$1,000,000	$1,000,000
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	700,000	703,059
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	63,727	63,739
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	281,054	281,250
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	84,966	84,993
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	650,000	652,712
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (a) 1.830% 11/17/14	235,000	236,796
Westlake Automobile Receivables Trust, Series 2010-1A, Class B (a) 5.000% 5/15/15	147,407	148,439
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.790% 3/15/18	78,777	78,879

		14,820,352

Commercial MBS — 0.6%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.713% 4/12/38	1,661,124	1,733,777
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	310,708	316,153

		2,049,930

Credit Card ABS — 0.3%
Discover Card Master Trust, Series 2012-A2, Class A2 FRN 0.390% 10/17/16	875,000	875,002

Home Equity ABS — 1.7%
Aames Mortgage Investment Trust, Series 2005-4, Class 2A3S FRN 0.818% 10/25/35	71,630	71,600
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.508% 8/25/35	212,524	200,993
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.688% 4/25/35	465,828	451,902

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.598% 7/25/35	$198,370	$186,027
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.608% 11/25/34	220,545	215,986
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.823% 8/28/44	64,257	61,399
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.618% 11/25/35	141,235	140,817
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.668% 4/25/35	151,379	144,370
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.288% 1/25/37	15,511	15,369
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.468% 9/25/34	97,610	92,064
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV1 FRN 0.658% 8/25/35	192,058	190,831
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.638% 4/25/35	372,409	351,595
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.418% 7/25/36	306,524	300,507
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.648% 11/25/35	465,097	455,742
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.738% 2/25/35	130,438	122,638
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.973% 6/28/35	549,729	512,995
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.538% 6/25/35	767,208	752,456
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.708% 5/25/35	287,707	274,759
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.618% 8/25/35	357,434	342,892
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.738% 3/25/35	215,823	205,344

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.588% 6/25/35	$66,112	$66,135
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.428% 3/25/36	208,445	201,612
Securitized Asset-Backed Receivables LLC, Series 2005-FR5, Class A1A FRN 0.528% 8/25/35	4,006	4,004
Structured Asset Investment Loan Trust, Series 2005-2, Class A1 FRN 0.758% 3/25/35	108,654	108,513
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.788% 12/25/32	34,965	34,172

		5,504,722

Other ABS — 1.9%
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	590,000	590,004
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.419% 8/18/21	151,417	143,226
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.040% 12/15/15	400,000	401,517
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	260,208	260,203
Goal Capital Funding Trust, Series 2005-2, Class A1 FRN 0.510% 8/25/21	139,451	139,171
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	625,000	624,963
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	297,053	297,255
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	159,773	159,859
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A (a) 5.362% 10/20/28	393,640	401,116
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	406,273	406,262
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.440% 2/15/16	600,000	601,107
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 1.000% 3/20/19	261,224	253,967

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.000% 9/20/19	$533,134	$524,367
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	71,506	71,549
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.490% 5/15/20	920,375	890,923
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.740% 7/15/41	637,759	637,589

		6,403,078

Student Loans ABS — 7.9%
Access Group, Inc., Series 2005-1, Class A1 FRN 0.554% 6/22/18	20,610	20,602
Access Group, Inc., Series 2007-A, Class A2 FRN 0.620% 8/25/26	212,879	204,109
Access Group, Inc., Series 2002-1, Class A2 FRN 0.653% 9/25/25	282,733	281,255
Access Group, Inc., Series 2003-1, Class A2 FRN 0.733% 12/27/16	823,766	817,703
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.746% 1/25/13	26,222	26,189
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.553% 12/26/18	218,500	217,246
Brazos Higher Education Authority, Series 2005-2, Class A9 FRN 0.573% 12/26/17	300,186	299,248
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.583% 9/25/23	257,093	256,052
Brazos Higher Education Authority FRN 0.633% 6/27/22	103,076	102,266
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.482% 3/28/17	207,479	207,077
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.565% 7/25/24	289,000	282,520
College Loan Corp. Trust, Series 2005-2, Class A2 FRN 0.576% 10/15/21	150,741	150,202
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.740% 1/25/47	675,000	567,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.572% 12/28/21	$310,444	$309,574
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.743% 3/16/20	76,468	76,273
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.740% 12/15/32	700,000	694,617
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.741% 12/15/42	325,000	317,688
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.970% 6/15/43	200,000	174,000
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.520% 5/25/22	1,600	1,529
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.560% 5/25/23	337,989	331,483
GCO Education Loan Funding Trust,, Series 2007-1, Class A7AR FRN (a) 1.590% 11/26/46	325,000	261,537
Higher Education Funding Hef 2005 1 A2 0.590% 2/25/24	219,145	217,820
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.630% 1/01/44	200,000	164,000
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.694% 1/01/44	275,000	225,500
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.553% 6/27/25	489,738	484,162
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.603% 3/27/24	28,414	28,311
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.725% 10/25/32	161,291	151,573
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 (b) 0.838% 9/20/22	680,000	680,000
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.278% 1/27/25	4,527	4,521
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.278% 6/25/25	145,344	145,017

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.348% 3/25/26	$1,183,206	$1,168,018
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.438% 9/25/25	5,950	5,944
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.660% 5/25/27	473,282	468,421
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.038% 4/25/46	202,796	204,115
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.565% 10/28/26	380,036	377,570
Northstar Education Finance, Inc., Series 2004-2 FRN 0.585% 4/28/16	488,568	486,797
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.680% 11/28/23	26,089	26,036
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.545% 1/25/18	550,000	543,005
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.586% 1/15/19	2,001,424	1,985,249
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.636% 7/15/36	450,000	416,041
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.523% 9/15/20	68,072	67,772
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.545% 4/25/17	17,838	17,835
SLM Student Loan Trust, Series 2006-4, Class A4 FRN 0.545% 4/25/23	235,809	235,493
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.555% 4/25/22	53,227	53,213
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.555% 4/25/22	17,588	17,577
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.555% 7/25/22	367,928	367,633
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.575% 4/25/17	27,801	27,796

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.653% 3/15/19	$370,807	$370,646
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.665% 1/25/16	84,437	84,410
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.693% 12/15/17	414,086	414,047
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.965% 10/25/17	216,978	217,905
SLM Student Loan Trust, Series 2003-7, Class B FRN 1.043% 9/15/39	754,436	573,353
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.063% 3/15/38	253,345	193,776
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.123% 6/15/38	296,706	227,419
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.123% 12/15/38	591,196	479,674
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.340% 12/15/21	490,000	490,000
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.565% 10/25/16	244,627	247,553
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.640% 8/15/25	463,855	464,845
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.729% 12/15/16	1,825,000	1,824,430
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.729% 12/15/16	700,000	699,781
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.731% 12/15/16	350,000	349,891
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.731% 12/15/16	675,000	674,789
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.890% 12/15/17	1,122,897	1,125,318
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.740% 9/15/28	850,000	773,500

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 2.741% 6/17/30	$100,000	$99,000
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.740% 9/15/39	550,000	423,500
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.585% 7/28/26	258,163	255,440
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.655% 10/28/28	168,013	167,040
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.915% 1/25/21	453,117	450,434
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.575% 7/27/20	750,756	748,703
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.670% 5/25/30	725,260	724,363

		26,247,406

WL Collateral CMO — 0.8%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.518% 6/25/36	88,922	88,758
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	505,494	508,021
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	2,058,477	2,068,770

		2,665,549

WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-WF1, Class A4 FRN 0.408% 2/25/36	294,386	291,906
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.488% 11/25/37	277,495	263,417

		555,323

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $59,269,403)		59,121,362

U.S. TREASURY OBLIGATIONS — 100.0%
U.S. Treasury Bonds & Notes — 100.0%
U.S. Treasury Inflation Index (c) 0.125% 4/15/16	14,798,581	15,686,496

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	$9,152,052	$9,571,042
U.S. Treasury Inflation Index (c) 0.500% 4/15/15	5,929,395	6,277,747
U.S. Treasury Inflation Index (c) 0.625% 4/15/13	6,725,553	6,855,860
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	11,675,138	12,890,076
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	2,447,958	2,454,078
U.S. Treasury Inflation Index (c) 1.125% 1/15/21	15,463,019	17,734,150
U.S. Treasury Inflation Index (c) 1.250% 4/15/14	7,217,209	7,607,956
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	15,212,802	17,683,696
U.S. Treasury Inflation Index (c) 1.375% 7/15/18	3,921,554	4,544,712
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	6,347,419	7,409,127
U.S. Treasury Inflation Index (c) 1.625% 1/15/15	10,770,804	11,702,306
U.S. Treasury Inflation Index (c) 1.625% 1/15/18	7,578,756	8,798,466
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	6,850,761	8,441,425
U.S. Treasury Inflation Index (c) 1.875% 7/15/13	8,458,769	8,844,700
U.S. Treasury Inflation Index (c) 1.875% 7/15/15	10,444,660	11,630,296
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	6,977,559	8,413,408
U.S. Treasury Inflation Index (c) 2.000% 1/15/14	10,040,230	10,657,543
U.S. Treasury Inflation Index (c) 2.000% 7/15/14	13,645,993	14,785,652
U.S. Treasury Inflation Index (c) 2.000% 1/15/16	8,974,336	10,144,509
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	8,291,942	10,459,506
U.S. Treasury Inflation Index (c) 2.125% 1/15/19	7,941,048	9,623,557
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	5,218,408	7,140,248
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	7,884,228	10,837,116
U.S. Treasury Inflation Index (c) 2.375% 1/15/17	7,940,756	9,353,965
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	12,794,628	16,695,991
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	3,250,800	4,298,676

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 2.500% 7/15/16	$8,453,625	$9,892,719
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	7,739,606	10,548,239
U.S. Treasury Inflation Index (c) 2.625% 7/15/17	6,271,293	7,593,652
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,763,615	4,362,195
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	7,093,195	10,778,330
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	10,433,488	16,571,311

		330,288,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $291,798,789)		330,288,750

TOTAL BONDS & NOTES (Cost $354,583,937)		392,952,938

TOTAL LONG-TERM INVESTMENTS (Cost $354,583,937)		392,952,938

SHORT-TERM INVESTMENTS — 70.5%
Commercial Paper — 70.5%
ABB Treasury Center USA, Inc. (a) 0.517% 6/11/12	8,150,000	8,145,266
AGL Capital Corp. (a) 0.456% 5/16/12	5,000,000	4,999,062
Bacardi USA, Inc. (a) 0.456% 5/09/12	4,850,000	4,849,515
BAT International Finance (a) 0.527% 6/20/12	4,850,000	4,846,497
Bemis Company, Inc. (a) 0.456% 5/11/12	4,875,000	4,874,391
British Aerospace Public Ltd. Co. (a) 0.487% 6/11/12	4,950,000	4,947,294
Carnival Corp. (a) 0.639% 7/16/12	4,950,000	4,943,417
Carolina Power & Ltd. 0.497% 6/01/12	3,300,000	3,298,608
Centrica PLC (a) 0.770% 5/22/12	4,850,000	4,847,822
Comcast Corp. (a) 0.466% 6/18/12	4,950,000	4,946,964
Covidien International Inc. (a) 0.477% 7/16/12	8,250,000	8,241,814
Daimler Finance North America LLC (a) 0.588% 5/23/12	4,875,000	4,873,272

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DCP Midstream LLC (a) 0.476% 5/31/12	$4,875,000	$4,873,091
DENTSPLY International, Inc. (a) 0.558% 5/21/12	4,850,000	4,848,518
Devon Energy Corp. (a) 0.487% 5/14/12	4,850,000	4,849,159
Diageo Capital PLC (a) 0.517% 5/15/12	4,850,000	4,849,038
Dominion Resources (a) 0.446% 5/17/12	4,875,000	4,874,047
DTE Capital Corp. (a) 0.466% 6/12/12	4,870,000	4,867,386
Eaton Corp. (a) 0.497% 6/06/12	4,875,000	4,872,611
Elsevier Finance SA (a) 0.650% 6/25/12	4,875,000	4,870,159
Enbridge Energy Partners (a) 0.446% 5/29/12	4,950,000	4,948,306
FMC Technologies, Inc. (a) 0.497% 7/24/12	4,950,000	4,944,340
Glencore Funding LLC 0.812% 5/17/12	4,850,000	4,848,276
Harley-Davidson Funding Corp. (a) 0.477% 7/09/12	4,950,000	4,945,541
Harris Corp. 0.456% 5/16/12	300,000	299,944
National Fuel Gas Co. 0.456% 5/24/12	2,550,000	2,549,267
Nextera Energy Capital Holding, Inc. (a) 0.446% 5/21/12	8,250,000	8,247,983
Nissan Motor Acceptance Corp. (a) 0.466% 5/23/12	4,950,000	4,948,608
OGE Energy Corp. (a) 0.456% 5/17/12	8,250,000	8,248,350
Omnicom Capital, Inc. (a) 0.507% 5/29/12	4,875,000	4,873,104
Oneok, Inc. (a) 0.486% 5/25/12	4,950,000	4,948,416
Pacific Gas & Electric Co. (a) 0.456% 5/11/12	4,875,000	4,874,391
Pall Corp. (a) 0.446% 5/10/12	4,875,000	4,874,464
Progress Energy, Inc. (a) 0.476% 6/11/12	4,950,000	4,947,350
South Carolina Electric & Gas 0.466% 5/11/12	3,400,000	3,399,566
South Carolina Electric & Gas 0.466% 5/15/12	1,500,000	1,499,732
Spectra Energy Capital LLC (a) 0.470% 5/14/12	4,500,000	4,499,236
Talisman Energy, Inc. (a) 0.517% 5/15/12	2,200,000	2,199,564

	Principal Amount	Value
Talisman Energy, Inc. (a) 0.568% 6/01/12	$2,750,000	$2,748,674
Tesco PLC (a) 0.507% 5/14/12	4,875,000	4,874,120
TransCanada PipeLines Ltd. (a) 0.527% 6/04/12	4,875,000	4,872,606
Union Bank NA 0.446% 6/21/12	8,150,000	8,144,920
VF Corp. (a) 0.507% 6/11/12	4,850,000	4,847,238
Vodafone Group PLC (a) 0.864% 7/09/12	1,000,000	998,371
Vodafone Group PLC (a) 0.864% 7/10/12	2,400,000	2,396,033
Vodafone Group PLC (a) 0.865% 7/10/12	1,450,000	1,447,603
VW Credit, Inc. (a) 0.517% 7/10/12	4,850,000	4,845,190
Weatherford International Ltd. (a) 0.761% 5/14/12	4,850,000	4,848,686
Westar Energy, Inc. (a) 0.476% 5/24/12	4,950,000	4,948,514
WPP Finance PLC (a) 0.446% 5/14/12	4,950,000	4,949,213

		232,735,537

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (d)	11,089	11,089

TOTAL SHORT-TERM INVESTMENTS (Cost $232,746,626)		232,746,626

TOTAL INVESTMENTS — 189.5% (Cost $587,330,563) (e)		625,699,564

Other Assets/(Liabilities) — (89.5)%		(295,431,907)

NET ASSETS — 100.0%		$330,267,657

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $235,094,714 or 71.18% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	Maturity value of $11,089. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $14,759.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.4%

CORPORATE DEBT — 32.6%
Advertising — 0.4%
Omnicom Group, Inc. 3.625% 5/01/22	$1,400,000	$1,401,144
WPP Finance (a) 4.750% 11/21/21	635,000	675,855
WPP Finance 8.000% 9/15/14	4,405,000	5,057,931

		7,134,930

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,598,894
Goodrich Corp. 6.125% 3/01/19	595,000	717,765
L-3 Communications Corp. 4.750% 7/15/20	105,000	111,547
L-3 Communications Corp. 6.375% 10/15/15	1,549,000	1,585,789
United Technologies Corp. 6.125% 7/15/38	465,000	580,634

		4,594,629

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	225,000	291,008

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	256,806	84,104

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	1,450,000	1,499,323
Volvo Treasury AB (a) 5.950% 4/01/15	3,500,000	3,847,018

		5,346,341

Banks — 2.1%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,117,366
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,593,886
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,033,641
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,649,015
Bank of America Corp. 5.875% 2/07/42	750,000	741,189
Bank of America Corp. Series L 5.650% 5/01/18	300,000	317,288
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,496,654

	Principal Amount	Value
Capital One Financial Corp. 2.125% 7/15/14	$850,000	$855,520
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,030,520
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,097,462
Credit Suisse New York 5.500% 5/01/14	585,000	628,746
Deutsche Bank AG 3.250% 1/11/16	1,600,000	1,645,362
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,049,615
First Horizon National Corp. 5.375% 12/15/15	2,306,000	2,457,407
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,031,883
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,286,276
ICICI Bank Ltd./Bahrain (a) 5.500% 3/25/15	1,880,000	1,948,316
PNC Funding Corp. 4.375% 8/11/20	2,600,000	2,865,081
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	1,450,000	1,496,284
The Toronto-Dominion Bank 2.375% 10/19/16	1,650,000	1,700,449
UBS AG 5.750% 4/25/18	1,500,000	1,649,115
Wachovia Bank NA 6.600% 1/15/38	690,000	851,104
Wachovia Corp. 5.750% 6/15/17	220,000	256,538
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,174,834
Wells Fargo & Co. 4.600% 4/01/21	345,000	378,954
Wells Fargo & Co. 5.625% 12/11/17	575,000	674,634

		34,027,139

Beverages — 0.2%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	119,000	155,546
Molson Coors Brewing Co. (c) 5.000% 5/01/42	600,000	612,331
Pernod-Ricard SA (a) 2.950% 1/15/17	2,200,000	2,238,595

		3,006,472

Biotechnology — 0.3%
Amgen, Inc. 3.875% 11/15/21	2,400,000	2,523,106

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Amgen, Inc. 5.150% 11/15/41	$1,600,000	$1,667,435

		4,190,541

Building Materials — 0.9%
CRH America, Inc. 8.125% 7/15/18	230,000	273,130
Lafarge North America, Inc. 6.875% 7/15/13	4,000,000	4,130,212
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,496,729
Masco Corp. 4.800% 6/15/15	2,510,000	2,573,516
Masco Corp. 7.125% 8/15/13	1,250,000	1,322,632
Masco Corp. 7.125% 3/15/20	1,000,000	1,081,668
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,544,668

		14,422,555

Chemicals — 0.9%
Ashland, Inc. 9.125% 6/01/17	835,000	926,850
Braskem Finance Ltd. (a) 5.750% 4/15/21	1,350,000	1,404,810
Cytec Industries, Inc. 8.950% 7/01/17	450,000	562,171
The Dow Chemical Co. 8.550% 5/15/19	375,000	497,253
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	198,604
Ecolab, Inc. 4.350% 12/08/21	650,000	708,807
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,850,398
LyondellBasell Industries NV (a) 5.000% 4/15/19	1,600,000	1,652,000
Methanex Corp. 5.250% 3/01/22	550,000	572,012
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,304,290
RPM International, Inc. 6.250% 12/15/13	3,815,000	4,067,652
Valspar Corp. 7.250% 6/15/19	650,000	769,729

		14,514,576

Coal — 0.1%
CONSOL Energy, Inc. 8.250% 4/01/20	850,000	892,500

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,465,549
Deluxe Corp. 7.375% 6/01/15	500,000	508,750

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	$1,970,000	$1,999,550
ERAC USA Finance Co. (a) 6.700% 6/01/34	355,000	393,576

		4,367,425

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	230,000	241,500
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	125,637
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,746,185
International Business Machines Corp. 5.600% 11/30/39	825,000	1,034,760

		3,148,082

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	352,163

Diversified Financial — 5.6%
American Express Co. 6.150% 8/28/17	1,060,000	1,256,132
American Express Co. 7.250% 5/20/14	715,000	797,852
American Express Co. 8.125% 5/20/19	610,000	807,926
American General Finance Corp. 6.500% 9/15/17	1,155,000	935,550
American Honda Finance Corp. (a) 2.600% 9/20/16	2,000,000	2,068,712
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,849,056
BlackRock, Inc. 5.000% 12/10/19	525,000	606,114
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,306,913
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	601,838
Citigroup, Inc. 4.750% 5/19/15	590,000	619,855
Citigroup, Inc. 5.375% 8/09/20	1,545,000	1,659,973
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,092,281
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,617,420
Citigroup, Inc. 5.875% 5/29/37	550,000	571,809
Citigroup, Inc. 5.875% 1/30/42	800,000	851,045
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,172,966

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 8.125% 7/15/39	$225,000	$293,151
Citigroup, Inc. 8.500% 5/22/19	815,000	1,012,620
Eaton Vance Corp. 6.500% 10/02/17	485,000	554,607
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,896,800
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,549,187
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,526,012
General Electric Capital Corp. 3.350% 10/17/16	1,390,000	1,470,150
General Electric Capital Corp. 4.625% 1/07/21	2,500,000	2,711,730
General Electric Capital Corp. 5.300% 2/11/21	2,000,000	2,202,302
General Electric Capital Corp. 5.500% 1/08/20	600,000	686,037
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,892,622
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	5,785,772
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	933,818
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,702,033
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,670,710
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	457,166
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	447,103
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	512,917
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	558,932
Hyundai Capital America (a) 4.000% 6/08/17	1,000,000	1,033,471
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,688,328
John Deere Capital Corp. 3.900% 7/12/21	1,500,000	1,661,709
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,575,841
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,597,820
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,333,556
JP Morgan Chase & Co. 5.600% 7/15/41	1,470,000	1,636,410

	Principal Amount	Value
JP Morgan Chase Capital XXV 6.800% 10/01/37	$650,000	$653,250
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,739,280
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,617,807
Merrill Lynch & Co., Inc. 5.450% 2/05/13	5,775,000	5,933,033
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	614,615
Morgan Stanley 3.800% 4/29/16	850,000	831,189
Morgan Stanley 4.200% 11/20/14	4,085,000	4,097,455
Morgan Stanley 5.450% 1/09/17	1,526,000	1,550,358
Morgan Stanley 5.625% 9/23/19	1,415,000	1,398,103
SLM Corp. 5.000% 10/01/13	4,629,000	4,733,152
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	544,686

		91,919,174

Electric — 1.8%
Ameren Corp. 8.875% 5/15/14	1,985,000	2,240,162
Carolina Power & Light Co. 6.125% 9/15/33	37,000	46,141
CMS Energy Corp. 2.750% 5/15/14	900,000	904,216
CMS Energy Corp. 5.050% 2/15/18	1,875,000	1,984,474
CMS Energy Corp. 6.250% 2/01/20	1,055,000	1,162,554
CMS Energy Corp. 6.875% 12/15/15	2,053,000	2,287,986
EDP Finance BV (a) 5.375% 11/02/12	2,360,000	2,365,900
IPALCO Enterprises, Inc. 5.000% 5/01/18	2,200,000	2,189,000
Kansas Gas & Electric Co. 5.647% 3/29/21	1,347,102	1,472,571
Kiowa Power Partners LLC (a) 4.811% 12/30/13	362,603	365,591
LG&E and KU Energy LLC (a) 4.375% 10/01/21	1,900,000	2,006,504
MidAmerican Energy Co. 5.125% 1/15/13	69,000	71,218
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,839,725
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	388,061	395,823

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nevada Power Co. Series N 6.650% 4/01/36	$1,000,000	$1,311,280
NiSource Finance Corp. 5.800% 2/01/42	1,625,000	1,768,237
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,198,500
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	89,117
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	164,660
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	966,861
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	628,274	618,931
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	1,063,563	1,168,377
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,238,643
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,641,818

		29,498,289

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,919,000

Electronics — 0.5%
Amphenol Corp. 4.000% 2/01/22	800,000	819,375
Amphenol Corp. 4.750% 11/15/14	573,000	621,177
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	782,959
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,318,586
Avnet, Inc. 5.875% 3/15/14	3,570,000	3,777,403
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,055,100

		8,374,600

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	750,000	811,345
Peninsula Gaming LLC 8.375% 8/15/15	1,555,000	1,641,497

		2,452,842

Environmental Controls — 0.2%
Republic Services, Inc. 3.800% 5/15/18	840,000	911,535
Republic Services, Inc. 5.000% 3/01/20	40,000	45,648

	Principal Amount	Value
Republic Services, Inc. 5.250% 11/15/21	$795,000	$925,504
Xylem, Inc. (a) 3.550% 9/20/16	1,265,000	1,316,504
Xylem, Inc. (a) 4.875% 10/01/21	585,000	637,007

		3,836,198

Foods — 0.4%
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,151,453
General Mills, Inc. 5.400% 6/15/40	65,000	75,089
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,727,602
Kraft Foods, Inc. 6.500% 2/09/40	550,000	691,656
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	877,039
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,600,000	1,665,219

		6,188,058

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	700,000	747,271
International Paper Co. 7.300% 11/15/39	820,000	1,014,630
International Paper Co. 9.375% 5/15/19	290,000	387,579
The Mead Corp. 7.550% 3/01/47	1,460,000	1,485,354
Rock-Tenn Co. 5.625% 3/15/13	1,447,000	1,479,558

		5,114,392

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	726,754

Health Care – Products — 0.4%
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	4,090,345
Boston Scientific Corp. 5.450% 6/15/14	91,000	98,297
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,109,385
Covidien International Finance SA 6.550% 10/15/37	95,000	126,101
Johnson & Johnson 5.850% 7/15/38	245,000	321,069

		5,745,197

Health Care – Services — 0.5%
Apria Healthcare Group, Inc. 11.250% 11/01/14	2,150,000	2,236,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cigna Corp. 2.750% 11/15/16	$1,400,000	$1,429,333
Cigna Corp. 5.125% 6/15/20	650,000	726,236
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	614,923
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	459,865
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	354,829
UnitedHealth Group, Inc. 6.875% 2/15/38	720,000	964,585
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,839,644

		8,625,415

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,375,938
Leucadia National Corp. 7.000% 8/15/13	636,000	664,620
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,947,330

		3,987,888

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	750,000	783,398

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	460,000	516,542

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	888,587

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	773,000	906,121

Insurance — 1.2%
Aflac, Inc. 8.500% 5/15/19	585,000	773,030
The Allstate Corp. 5.550% 5/09/35	875,000	977,728
The Allstate Corp. 7.450% 5/16/19	200,000	255,854
American International Group, Inc. 3.000% 3/20/15	2,000,000	2,034,408
American International Group, Inc. 3.650% 1/15/14	325,000	331,981
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,186,340

	Principal Amount	Value
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	$1,820,000	$1,887,890
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,653,066
Lincoln National Corp. 4.300% 6/15/15	600,000	640,209
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,726,854
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	1,300,000	1,427,312
MetLife, Inc. Series A 6.817% 8/15/18	235,000	290,389
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	803,032
The Progressive Corp. 3.750% 8/23/21	40,000	43,110
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,255,411
Prudential Financial, Inc. 4.500% 11/15/20	700,000	747,783
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,232,889
Prudential Financial, Inc. 6.200% 11/15/40	500,000	558,731
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	983,410

		19,809,427

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,765,000	1,994,971

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,159,273

Iron & Steel — 0.8%
Allegheny Technologies, Inc. 5.950% 1/15/21	900,000	997,466
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	897,324
ArcelorMittal 3.750% 8/05/15	1,500,000	1,521,081
ArcelorMittal 5.250% 8/05/20	1,700,000	1,678,041
ArcelorMittal 9.000% 2/15/15	3,080,000	3,528,888
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,814,577
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,574,930

		13,012,307

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.7%
Choice Hotels International, Inc. 5.700% 8/28/20	$1,500,000	$1,627,424
Marriott International, Inc. 5.810% 11/10/15	425,000	478,251
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,678,722
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	1,360,000	1,409,300
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	549,719
Wyndham Worldwide Corp. 4.250% 3/01/22	900,000	905,281
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	10,101
Wynn Las Vegas LLC 7.750% 8/15/20	1,100,000	1,215,500

		10,874,298

Manufacturing — 0.9%
General Electric Co. 5.250% 12/06/17	1,145,000	1,336,236
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,173,934
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	1,000,000	1,172,464
Textron, Inc. 4.625% 9/21/16	5,000,000	5,350,140
Textron, Inc. 6.200% 3/15/15	3,000,000	3,293,931
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,314,231
Tyco International Finance SA 8.500% 1/15/19	800,000	1,048,448

		14,689,384

Media — 0.9%
CBS Corp. 4.300% 2/15/21	1,250,000	1,331,329
CBS Corp. 7.875% 7/30/30	970,000	1,278,889
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	129,072
Comcast Corp. 6.400% 5/15/38	1,035,000	1,255,171
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,115,750
NBCUniversal Media LLC 6.400% 4/30/40	100,000	121,335

	Principal Amount	Value
News America, Inc. 6.900% 8/15/39	$525,000	$619,062
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,054,360
Time Warner Cable, Inc. 4.000% 9/01/21	900,000	934,424
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	789,796
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	306,097
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	481,946
Time Warner, Inc. 4.700% 1/15/21	900,000	997,807
Time Warner, Inc. 6.100% 7/15/40	950,000	1,081,988
Time Warner, Inc. 6.250% 3/29/41	15,000	17,443
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,391,189

		14,905,658

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	705,000	767,931

Mining — 0.4%
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,905,802
Teck Resources Ltd. 10.750% 5/15/19	550,000	680,625
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,873,139
Vale Overseas Ltd. 6.875% 11/10/39	490,000	588,221
Xstrata Canada Financial Corp. (a) 2.850% 11/10/14	1,800,000	1,842,674

		6,890,461

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	800,000	852,554

Office Furnishings — 0.2%
Steelcase, Inc. 6.375% 2/15/21	3,500,000	3,658,959

Oil & Gas — 2.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,327,556
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,067,059
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	279,900
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,062,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Conoco, Inc. 6.950% 4/15/29	$230,000	$312,968
ConocoPhillips 6.500% 2/01/39	675,000	912,385
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,314,506
Devon Energy Corp. 6.300% 1/15/19	660,000	815,410
EQT Corp. 4.875% 11/15/21	835,000	851,576
Mobil Corp. 8.625% 8/15/21	201,000	296,844
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,499,837
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,182,374
Nexen, Inc. 7.500% 7/30/39	145,000	177,628
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	237,350
PetroBakken Energy Ltd., Convertible (d) 3.125% 2/08/16	1,800,000	1,772,100
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,334,713
Petrobras International Finance Co. 5.375% 1/27/21	1,430,000	1,566,465
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,654,170
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,880,970
Phillips 66 (a) 4.300% 4/01/22	800,000	834,408
Phillips 66 (a) 5.875% 5/01/42	700,000	739,374
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,520,789
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,462,984
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,079,296
Shell International Finance BV 5.500% 3/25/40	450,000	562,032
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,135,750
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,628,829
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,331,667

		35,841,215

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,273,933

	Principal Amount	Value
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	$929,000	$998,675
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	1,032,147
Weatherford International Ltd. 5.950% 4/15/42	700,000	725,904

		4,030,659

Packaging & Containers — 0.2%
Sealed Air Corp. (a) 5.625% 7/15/13	2,175,000	2,241,903
Sonoco Products Co. 4.375% 11/01/21	800,000	841,020

		3,082,923

Pharmaceuticals — 0.3%
Abbott Laboratories 5.600% 11/30/17	200,000	242,729
McKesson Corp. 4.750% 3/01/21	850,000	979,173
McKesson Corp. 6.000% 3/01/41	800,000	1,033,106
Merck & Co., Inc. 5.850% 6/30/39	255,000	333,253
Mylan, Inc. (a) 7.625% 7/15/17	800,000	886,000
Pfizer, Inc. 7.200% 3/15/39	970,000	1,434,119
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	774,417

		5,682,797

Pipelines — 2.5%
Alliance Pipeline LP (a) 6.996% 12/31/19	839,445	978,658
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	1,007,457
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	712,923
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	754,474
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	90,559
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	541,186
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,018,224
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,576,550
Enterprise Products Operating LP 3.200% 2/01/16	600,000	637,877
Enterprise Products Operating LP 5.950% 2/01/41	1,600,000	1,827,928

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	$868,000	$938,862
Kern River Funding Corp. (a) 4.893% 4/30/18	1,988,185	2,199,708
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	796,232
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	644,372
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	76,683
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,095,000
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,352,375
NGPL PipeCo LLC (a) 6.514% 12/15/12	4,525,000	4,508,864
ONEOK Partners LP 3.250% 2/01/16	600,000	633,344
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,720,717
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	1,945,000	1,993,625
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,280,000	1,251,200
Southern Natural Gas Co LLC (a) 5.900% 4/01/17	1,345,000	1,534,306
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	984,124
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,068,731
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	1,860,627
Williams Partners LP 5.250% 3/15/20	2,045,000	2,297,378

		41,101,984

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	1,050,000	1,101,698
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	689,466
ProLogis LP 6.625% 5/15/18	3,250,000	3,721,409

		5,512,573

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 3.700% 11/15/18	800,000	832,463
Boston Properties LP 4.125% 5/15/21	840,000	879,356
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,123,776
DDR Corp. 4.750% 4/15/18	1,400,000	1,450,504

	Principal Amount	Value
DDR Corp. 7.875% 9/01/20	$1,600,000	$1,921,525
ERP Operating LP 4.625% 12/15/21	600,000	640,411
Simon Property Group LP 5.650% 2/01/20	225,000	262,284
UDR, Inc. 4.625% 1/10/22	1,500,000	1,568,860
UDR, Inc. 5.130% 1/15/14	429,000	450,665
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	792,642

		9,922,486

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,077,795
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,386,611	2,660,021
The Home Depot, Inc. 5.950% 4/01/41	800,000	983,693
J.C. Penney Corp., Inc. 5.650% 6/01/20	2,000,000	1,940,000
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	718,767
McDonald’s Corp. 6.300% 10/15/37	645,000	871,763
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	948,003
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,535,696

		11,735,738

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,540,850
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,466,414
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	81

		4,007,345

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,761,645

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	525,000	565,242

Storage & Warehousing — 0.0%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	575,000	541,937

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 2.5%
America Movil SAB de CV 5.000% 3/30/20	$730,000	$824,685
America Movil SAB de CV 6.125% 3/30/40	760,000	912,723
American Tower Corp. 4.500% 1/15/18	1,900,000	2,006,276
American Tower Corp. 5.050% 9/01/20	2,145,000	2,269,571
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,820,283
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,245,713
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,565,282
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,265,959
CenturyLink, Inc. 5.800% 3/15/22	2,000,000	1,982,808
CenturyLink, Inc. 6.150% 9/15/19	760,000	793,505
CenturyLink, Inc. 7.650% 3/15/42	2,000,000	1,897,000
Cisco Systems, Inc. 5.500% 1/15/40	485,000	581,417
Citizens Communications Co. 6.250% 1/15/13	2,000,000	2,045,000
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	398,902
Embarq Corp. 7.082% 6/01/16	561,000	637,617
Embarq Corp. 7.995% 6/01/36	200,000	200,746
Juniper Networks, Inc. 4.600% 3/15/21	700,000	751,881
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,151,175
Rogers Communications, Inc. 7.500% 8/15/38	160,000	219,934
Telecom Italia Capital 5.250% 10/01/15	2,200,000	2,238,500
Telecom Italia Capital 6.000% 9/30/34	153,000	128,367
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,883,948
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,837,042
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	610,893
Telstra Corp. Ltd. (a) 4.800% 10/12/21	1,615,000	1,794,197

	Principal Amount	Value
Verizon Communications, Inc. 8.750% 11/01/18	$1,815,000	$2,479,245
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,363,450
Verizon Virginia, Inc. Series A 4.625% 3/15/13	46,000	47,564
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,921,200
WCP Wireless Site Funding (a) 4.141% 11/15/40	1,922,964	1,978,347
Windstream Corp. 7.875% 11/01/17	1,610,000	1,779,050

		41,632,280

Transportation — 0.5%
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,717,615
Bristow Group, Inc. 7.500% 9/15/17	1,407,000	1,470,315
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,300,175
Canadian National Railway Co. 5.850% 11/15/17	725,000	871,316
CSX Corp. 7.250% 5/01/27	733,000	931,928
Norfolk Southern Corp. (a) 4.837% 10/01/41	19,000	20,332
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	586,591
Norfolk Southern Corp. 7.250% 2/15/31	91,000	125,941
Union Pacific Corp. 4.000% 2/01/21	700,000	762,178

		7,786,391

Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	1,650,000	1,691,398
GATX Corp. 4.750% 5/15/15	905,000	975,725
GATX Corp. 8.750% 5/15/14	2,385,000	2,695,890

		5,363,013

TOTAL CORPORATE DEBT (Cost $502,661,906)		536,038,371

MUNICIPAL OBLIGATIONS — 0.8%
Access Group, Inc., Delaware VRN 0.639% 9/01/37	1,250,000	1,112,500
Colorado Bridge Enterprise BAB 6.078% 12/01/40	3,300,000	4,190,571
New York City Municipal Water Finance Authority 5.882% 6/15/44	390,000	505,670

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 5.950% 4/01/16	$895,000	$1,031,353
State of California BAB 7.550% 4/01/39	505,000	661,091
State of California BAB 7.600% 11/01/40	1,160,000	1,536,223
State of Illinois 5.365% 3/01/17	2,910,000	3,215,521

		12,252,929

TOTAL MUNICIPAL OBLIGATIONS (Cost $10,636,028)		12,252,929

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.3%
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.379% 8/20/13	1,466,667	1,454,875
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (a) 0.519% 7/20/12	1,125,000	1,119,716
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.990% 9/15/21	821,304	824,255
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.240% 12/15/20	597,246	598,577
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	593,022	594,738
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	675,028	674,548

		5,266,709

Commercial MBS — 5.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.916% 2/10/51	4,775,000	5,504,461
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	5,300,000	6,264,017
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	893,099
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,145,381
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,337,891

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$460,619	$460,233
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	750,000	861,520
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	2,200,000	2,529,528
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,492,861
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	2,375,000	2,593,088
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.939% 6/10/46	1,343,000	1,521,733
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	1,895,000	2,207,997
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	2,500,000	2,621,326
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.408% 2/15/41	4,500,000	2,234,524
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	2,160,000	2,291,079
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,720,610
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	731,742	781,736
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	946,940
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (a) 5.728% 11/10/46	940,000	1,009,178
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.081% 7/10/38	2,000,000	2,279,223

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (a) 5.827% 1/10/45	$850,000	$917,265
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	2,600,000	2,747,465
GS Mortgage Securities Corporation II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	869,243
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	680,865
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.116% 5/15/45	1,678,000	1,725,659
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, CMO 4.780% 7/15/42	200,000	211,112
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.800% 7/15/46	525,000	540,970
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,360,679
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.605% 2/12/39	340,000	383,088
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.094% 6/12/46	1,600,000	1,816,381
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	1,800,000	1,911,119
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	874,222
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,150,000	1,300,673
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,563,300
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.495% 6/15/44	925,000	927,684

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$3,961,595	$4,033,254
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	1,375,000	1,660,788
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.655% 8/15/39	1,500,000	1,614,902
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.655% 8/15/39	1,525,000	1,601,096
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,954,793
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.922% 5/15/43	1,250,000	1,353,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.052% 2/15/51	4,008,467	4,012,041
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	590,992	625,824
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,098,521
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,312,281
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (a) 5.824% 11/15/44	835,000	934,786

		87,728,271

Home Equity ABS — 2.7%
321 Henderson Receivables,LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	431,397	443,976
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.963% 1/25/35	2,070,000	1,885,772
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.508% 8/25/35	1,099,687	1,040,020
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.588% 9/25/35	1,228,428	1,173,387
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 12/25/35	131,940	122,057

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.598% 7/25/35	$1,041,442	$976,640
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.608% 11/25/34	1,133,473	1,110,040
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.678% 6/25/35	1,671,417	1,592,271
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.548% 2/25/36	421,152	411,393
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.598% 9/25/35	1,642,068	1,396,242
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.618% 11/25/35	492,911	491,450
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.338% 5/25/36	168,017	166,666
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.348% 7/25/36	562,239	545,392
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A (a) 0.638% 5/25/35	1,022,320	973,576
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.648% 12/25/33	1,492,728	1,468,994
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.418% 4/25/36	748,946	737,178
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.468% 9/25/34	485,770	458,170
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.728% 12/25/35	1,042,020	997,647
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.138% 2/25/35	773,329	720,667
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.638% 3/25/35	293,626	292,508
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.478% 1/25/36	982,294	882,294

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.668% 4/25/35	$917,241	$770,009
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.408% 8/25/36	970,108	860,746
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.418% 7/25/36	1,519,056	1,489,238
JP Morgan Mortgage Acquisition, Series 2005-WMC1C, Class A4 0.608% 9/25/35	861,941	856,171
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.518% 8/25/45	538,513	535,455
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.708% 8/25/35	838,000	697,413
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.738% 2/25/35	1,200,980	1,129,169
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.768% 2/25/35	1,690,000	1,261,637
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.788% 6/25/35	3,196,684	2,590,530
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.973% 6/28/35	3,107,231	2,899,599
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 1.003% 6/28/35	1,300,000	893,767
Morgan Stanley ABS Capital I, Series 2006-NC1, Class A3 FRN 0.428% 12/25/35	317,279	315,237
Morgan Stanley ABS Capital I, Series 2005-WMC3, Class M2 FRN 0.898% 3/25/35	797,169	786,203
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.688% 3/25/35	1,275,000	931,056
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	3,704	3,624
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.708% 5/25/35	796,728	760,872
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.448% 12/25/35	818,448	716,379
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.608% 9/25/35	583,889	448,063

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.618% 8/25/35	$1,648,168	$1,581,113
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.738% 3/25/35	1,400,000	1,202,978
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.868% 2/25/35	563,000	459,014
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class 1A2 FRN 0.468% 11/25/35	594,715	584,708
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.428% 3/25/36	1,466,386	1,418,317
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.488% 1/25/36	1,514,300	1,465,563
Residential Asset Securities Corp., Series 2005-KS6, Class M1 FRN 0.668% 7/25/35	973,406	946,313
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.578% 3/25/36	1,072,875	1,041,137
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.598% 8/25/35	683,988	629,473
Structured Asset Securities Corp., Series 2005-GEL4, Class A FRN 0.588% 8/25/35	192,006	190,840

		45,350,964

Other ABS — 1.7%
Adams Outdoor Advertising LP, Series 2010-1, Class A (a) 5.438% 12/20/40	955,106	1,003,864
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,476,477	1,578,446
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.419% 8/18/21	383,459	362,714
CLI Funding LLC, Series 2011-1A, Class NOTE, (a) 4.500% 3/18/26	1,262,100	1,277,992
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	996,250	1,010,309
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,648,590	1,650,561

	Principal Amount	Value
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.658% 11/25/35	$1,230,000	$885,706
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.491% 6/02/17	1,550,000	1,537,833
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (e) 1.073% 6/20/14	5,000,000	3,953,500
NuCO2 Funding LLC, Series 2008-1, Class A1 (a) 7.250% 6/25/38	1,775,000	1,804,288
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.740% 10/17/16	600,000	599,459
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	1,368,724	1,374,762
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,483,063	1,533,665
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	839,749	855,738
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	960,000	912,192
TAL Advantage LLC, Series 2011-1A, Class A (a) 4.600% 1/20/26	1,093,750	1,123,924
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	344,527	344,734
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	1,550,000	1,550,000
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,594,397	1,611,936
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	1,450,000	1,462,301
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.410% 11/26/21	1,077,083	1,020,752

		27,454,676

Student Loans ABS — 2.3%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.620% 8/25/26	975,694	935,502

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2003-1, Class A2 FRN 0.733% 12/27/16	$425,589	$422,457
Access Group, Inc., Series 2004-1, Class A4 FRN 1.741% 12/27/32	500,000	417,500
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.482% 3/28/17	929,505	927,706
College Loan Corp. Trust, Series 2003-1, Class A3 FRN (a) 1.728% 3/01/42	1,100,000	946,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.740% 1/25/47	2,075,000	1,743,000
Education Funding Capital Trust I, Series 2003-3, Class A8 FRN 1.739% 12/15/42	2,675,000	2,339,154
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.740% 12/15/32	1,775,000	1,761,350
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 1.740% 12/15/42	1,125,000	1,029,375
Education Funding Capital Trust I, Series 2004-1, Class A5, ABS, FRN 1.740% 6/15/43	1,725,000	1,599,920
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.970% 6/15/43	1,000,000	870,000
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.270% 3/25/42	1,150,000	1,008,458
GCO Education Loan Funding Trust,, Series 2007-1, Class A7AR FRN (a) 1.590% 11/26/46	1,625,000	1,307,686
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.940% 8/25/42	1,500,000	1,081,070
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.278% 1/27/25	8,386	8,375
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.278% 6/25/25	591,064	589,734
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.348% 3/25/26	2,601,014	2,567,627
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.988% 2/25/39	625,000	531,250
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.038% 4/25/46	1,095,100	1,102,223

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.473% 1/28/47	$1,200,000	$761,640
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.636% 7/15/36	2,125,000	1,964,638
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.766% 7/15/36	697,000	525,219
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.523% 9/15/20	388,983	387,270
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.063% 3/15/38	1,169,285	894,349
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.123% 6/15/38	1,483,531	1,137,094
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.700% 12/15/16	500,000	499,844
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.729% 12/15/16	400,000	399,875
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.729% 12/15/16	1,050,000	1,049,672
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.731% 12/15/16	800,000	799,750
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.731% 12/15/16	250,000	249,922
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.731% 12/15/16	2,500,000	2,499,219
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.731% 12/15/16	800,000	799,750
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.740% 9/15/28	500,000	455,000
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 2.741% 9/15/28	525,000	496,125
SLM Student Loan Trust, Series 2003-5, Class A7 2.741% 6/17/30	450,000	445,500
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	2,200,000	1,650,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.617% 3/01/25	$1,397,249	$1,374,552

		37,577,806

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.831% 8/25/34	867,104	730,377
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	90,262	66,839
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	159,216	134,576
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.732% 8/25/34	161,623	133,755
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.429% 1/19/38	2,626,021	1,587,350
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.598% 7/25/35	803,944	761,330
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.348% 5/25/37	2,541,520	1,103,083
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.631% 8/25/34	426,275	295,458
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.518% 6/25/36	460,094	459,244
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.488% 8/25/36	802,413	659,606
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.607% 7/25/33	21,478	19,985
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.868% 2/25/34	56,085	53,048
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.608% 2/25/34	2,156	1,949
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	2,392,669	2,404,633
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	3,341,152	3,357,858
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.418% 6/25/46	4,788,907	1,744,863

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.897% 3/25/34	$311,031	$261,315
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.558% 4/25/44	776,495	570,103

		14,345,372

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.488% 11/25/37	1,485,941	1,410,558
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.006% 6/25/32	235,783	180,528

		1,591,086

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $223,800,267)		219,314,884

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	700,000	803,600
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,524,562
Peruvian Government International Bond 6.550% 3/14/37	560,000	735,560
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,480,500
Province of Quebec Canada 7.500% 9/15/29	540,000	813,335
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	2,171,750
Republic of Brazil International Bond 5.875% 1/15/19	2,243,000	2,705,058
United Mexican States 5.125% 1/15/20	1,110,000	1,297,590
United Mexican States 6.750% 9/27/34	950,000	1,265,875

		12,797,830

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,818,168)		12,797,830

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	$773,300	$893,053
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	283,827	297,891
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	602,209	689,304

		1,880,248

Pass-Through Securities — 32.1%
Federal Home Loan Mortgage Corp. Pool #Q01704 4.500% 6/01/41	4,192,596	4,476,251
Pool #Q03086 4.500% 9/01/41	23,781,857	25,390,847
Pool #E84025 6.000% 6/01/16	219,037	233,407
Pool #G11431 6.000% 2/01/18	21,138	22,831
Pool #G11122 6.500% 5/01/16	114,787	122,557
Pool #E84450 6.500% 7/01/16	26,162	28,377
Pool #E84580 6.500% 7/01/16	30,413	32,789
Pool #E84660 6.500% 7/01/16	7,034	7,669
Pool #E90508 6.500% 7/01/17	100,466	110,443
Pool #C00836 7.000% 7/01/29	35,121	39,897
Pool #C49314 7.000% 4/01/31	8,347	9,512
Pool #C51422 7.000% 5/01/31	7,082	8,073
Pool #C51550 7.000% 5/01/31	2,192	2,495
Pool #C53034 7.000% 6/01/31	16,025	18,264
Pool #C53267 7.000% 6/01/31	6,446	7,275
Pool #G01311 7.000% 9/01/31	191,631	218,116
Pool #G01317 7.000% 10/01/31	127,062	144,611
Pool #E00856 7.500% 6/01/15	15,274	16,262
Pool #G00143 7.500% 6/01/23	2,530	2,898

	Principal Amount	Value
Pool #C55867 7.500% 2/01/30	$74,000	$85,479
Pool #C37986 7.500% 5/01/30	2,048	2,388
Pool #C39755 7.500% 6/01/30	1,081	1,259
Pool #C40675 7.500% 7/01/30	444	518
Pool #C41497 7.500% 9/01/30	259	302
Pool #C42340 7.500% 9/01/30	415	485
Pool #C42427 7.500% 9/01/30	830	968
Pool #C42446 7.500% 9/01/30	3,838	4,482
Pool #C43930 7.500% 10/01/30	14,287	16,673
Pool #C43962 7.500% 10/01/30	6,504	7,580
Pool #C44509 7.500% 11/01/30	16,414	19,175
Pool #C44830 7.500% 11/01/30	127	148
Pool #C45235 7.500% 12/01/30	101,069	118,011
Pool #C46038 7.500% 12/01/30	1,675	1,953
Pool #C46560 7.500% 1/01/31	732	849
Pool #C46810 7.500% 1/01/31	796	930
Pool #C47063 7.500% 1/01/31	5,592	6,513
Pool #C47060 7.500% 1/01/31	2,184	2,547
Pool #C01116 7.500% 1/01/31	4,081	4,762
Pool #C46309 7.500% 1/01/31	626	732
Pool #E00842 8.000% 3/01/15	52,188	55,505
Pool #E00843 8.000% 4/01/15	12,780	13,557
Pool #E00852 8.000% 5/01/15	16,880	18,044
Pool #E80782 8.000% 7/01/15	1,450	1,560
Pool #E80998 8.000% 7/01/15	11,195	11,906
Pool #E81091 8.000% 7/01/15	13,290	14,290
Pool #E81151 8.000% 8/01/15	24,527	26,377

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #555481 8.250% 5/01/17	$11,451	$12,698
Pool #G00653 8.500% 11/01/25	41,779	49,501
Pool #554904 9.000% 3/01/17	176	196
Federal Home Loan Mortgage Corp. TBA Pool #2546 3.500% 6/01/25 (c)	15,146,000	15,935,249
Pool #1330 3.500% 9/01/41 (c)	15,700,000	16,274,031
Pool #2865 4.000% 4/01/40 (c)	54,000,000	56,965,783
Pool #7190 4.500% 5/01/39 (c)	26,100,000	27,831,163
Federal National Mortgage Association Pool #725692 2.285% 10/01/33	968,368	1,016,877
Pool #888586 2.349% 10/01/34	1,884,522	1,984,684
Pool #775539 2.483% 5/01/34	906,762	967,237
Pool #AA4446 4.000% 3/01/39	46,674	49,372
Pool #AC4897 4.000% 9/01/39	1,416,563	1,498,458
Pool #AE2259 4.000% 8/01/40	127,615	134,993
Pool #AE5149 4.000% 10/01/40	2,160,447	2,285,347
Pool #AE7533 4.000% 11/01/40	451,773	477,891
Pool #AH0946 4.000% 12/01/40	87,227	92,270
Pool #AH4158 4.000% 1/01/41	581,768	615,401
Pool #AH9910 4.000% 4/01/41	1,940,224	2,052,394
Pool #AI0038 4.000% 7/01/41	346,983	367,043
Pool #AH3864 4.000% 9/01/41	407,917	431,500
Pool #AJ0806 4.000% 9/01/41	99,532	105,286
Pool #AI0478 4.000% 9/01/41	349,137	369,321
Pool #AI5233 4.000% 9/01/41	1,862,779	1,970,471
Pool #AJ2925 4.000% 10/01/41	1,850,999	1,958,010
Pool #AJ3897 4.000% 10/01/41	1,637,503	1,744,453

	Principal Amount	Value
Pool #675713 5.000% 3/01/18	$26,079	$28,233
Pool #545636 6.500% 5/01/17	159,471	173,370
Pool #524355 7.000% 12/01/29	150	171
Pool #254379 7.000% 7/01/32	111,881	127,218
Pool #252717 7.500% 9/01/29	7,342	8,554
Pool #535996 7.500% 6/01/31	25,638	29,928
Pool #254009 7.500% 10/01/31	94,120	110,024
Pool #253394 8.000% 7/01/20	44,606	51,090
Pool #323992 8.000% 11/01/29	4,603	5,432
Pool #525725 8.000% 2/01/30	9,459	11,123
Pool #253266 8.000% 5/01/30	11,694	13,835
Pool #537433 8.000% 5/01/30	6,264	7,427
Pool #253347 8.000% 6/01/30	14,376	17,029
Pool #544976 8.000% 7/01/30	974	1,153
Pool #535428 8.000% 8/01/30	17,602	20,839
Pool #543290 8.000% 9/01/30	67	80
Pool #547786 8.000% 9/01/30	2,954	3,476
Pool #550767 8.000% 9/01/30	10,769	12,713
Pool #553061 8.000% 9/01/30	15,232	18,002
Pool #535533 8.000% 10/01/30	13,829	16,372
Pool #253481 8.000% 10/01/30	16,627	19,705
Pool #560741 8.000% 11/01/30	3,249	3,856
Pool #253644 8.000% 2/01/31	7,145	8,468
Pool #581170 8.000% 5/01/31	1,769	2,090
Pool #583916 8.000% 5/01/31	5,377	6,386
Pool #593848 8.000% 7/01/31	1,097	1,302

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #190317 8.000% 8/01/31	$83,493	$98,834
Pool #545240 8.000% 9/01/31	8,759	10,374
Pool #541202 8.500% 8/01/26	137,518	159,829
Federal National Mortgage Association TBA Pool #2342 3.000% 10/01/26 (c)	32,000,000	33,395,002
Pool #4253 3.500% 9/01/41 (c)	825,000	854,391
Pool #3649 3.500% 9/01/41 (c)	21,075,000	21,885,070
Pool #11192 4.000% 6/01/40 (c)	2,293,000	2,425,564
Pool #19687 4.500% 6/01/39 (c)	35,131,000	37,614,871
Pool #29986 5.000% 11/01/36 (c)	14,300,000	15,531,141
Pool #45487 5.500% 3/01/35 (c)	53,474,000	58,483,011
Government National Mortgage Association Pool #404246 6.500% 8/15/28	850	978
Pool #418295 6.500% 1/15/29	177	203
Pool #781038 6.500% 5/15/29	165,894	190,843
Pool #527586 6.500% 5/15/31	820	946
Pool #781468 6.500% 7/15/32	12,581	14,500
Pool #781496 6.500% 9/15/32	62,923	72,396
Pool #363066 7.000% 8/15/23	16,421	18,633
Pool #354674 7.000% 10/15/23	11,669	13,241
Pool #358555 7.000% 10/15/23	9,145	10,392
Pool #352049 7.000% 10/15/23	8,823	10,026
Pool #345964 7.000% 11/15/23	8,933	10,144
Pool #380866 7.000% 3/15/24	2,031	2,306
Pool #781124 7.000% 12/15/29	18,368	21,197
Pool #781319 7.000% 7/15/31	390,528	452,183

	Principal Amount	Value
Pool #565982 7.000% 7/15/32	$16,971	$19,708
Pool #581417 7.000% 7/15/32	103,236	119,773
Pool #588012 7.000% 7/15/32	42,099	48,723
Pool #591581 7.000% 8/15/32	11,751	13,646
Pool #307830 7.250% 7/20/21	98,216	110,847
Pool #314265 7.250% 8/20/21	123,452	138,453
Pool #314280 7.250% 9/20/21	32,830	36,561
Pool #332232 7.250% 7/20/22	75,495	85,621
Pool #190766 7.500% 1/15/17	25,157	27,438
Pool #187548 7.500% 4/15/17	9,053	9,850
Pool #203940 7.500% 4/15/17	38,824	42,243
Pool #181168 7.500% 5/15/17	19,926	21,928
Pool #210627 7.500% 5/15/17	5,653	6,200
Pool #201622 7.500% 5/15/17	20,566	22,631
Pool #192796 7.500% 6/15/17	5,357	5,870
Pool #357262 7.500% 9/15/23	6,515	7,475
Pool #432175 8.000% 11/15/26	260	306
Pool #441009 8.000% 11/15/26	1,528	1,792
Pool #522777 8.000% 12/15/29	7,076	8,362
Pool #434719 8.000% 2/15/30	181	214
Pool #523043 8.000% 3/15/30	367	434
Pool #529134 8.000% 3/15/30	2,049	2,426
Pool #477036 8.000% 4/15/30	1,507	1,785
Pool #503157 8.000% 4/15/30	44,925	52,780
Pool #528714 8.000% 4/15/30	2,158	2,557
Pool #544640 8.000% 11/15/30	46,768	55,410

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #531298 8.500% 8/15/30	$3,052	$3,626
Government National Mortgage Association TBA Pool #2552 3.500% 8/01/41 (c)	8,000,000	8,427,500
Pool #5824 4.000% 8/01/40 (c)	15,600,000	16,874,813
Pool #5745 4.500% 7/01/39 (c)	66,100,000	72,302,037
Pool #11786 5.000% 5/01/38 (c)	75,400,000	83,540,848
Pool #16556 5.500% 2/01/36 (c)	7,300,000	8,152,617

		528,617,621

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $527,658,749)		530,497,869

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bonds & Notes — 19.7%
U.S. Treasury Bond 3.125% 11/15/41	17,510,000	17,572,199
U.S. Treasury Bond 3.500% 2/15/39	9,295,000	10,099,510
U.S. Treasury Bond 4.375% 5/15/40	16,675,000	20,911,537
U.S. Treasury Bond 5.375% 2/15/31	14,510,000	20,254,804
U.S. Treasury Note 0.250% 12/15/14	130,655,000	130,343,675
U.S. Treasury Note (f) 1.875% 9/30/17	87,900,000	92,253,793
U.S. Treasury Note 2.125% 8/15/21	30,690,000	31,478,828
U.S. Treasury Note 3.000% 9/30/16	1,365,000	1,501,660

		324,416,006

TOTAL U.S. TREASURY OBLIGATIONS (Cost $318,664,122)		324,416,006

TOTAL BONDS & NOTES (Cost $1,594,239,240)		1,635,317,889

TOTAL LONG-TERM INVESTMENTS (Cost $1,594,239,240)		1,635,317,889

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 29.4%
Commercial Paper — 29.4%
ABB Treasury Center USA, Inc. (a) 0.466% 5/14/12	$4,750,000	$4,749,211
ABB Treasury Center USA, Inc. (a) 0.487% 6/18/12	4,975,000	4,971,816
AGL Capital Corp. (a) 0.425% 5/07/12	4,000,000	3,999,720
AGL Capital Corp. (a) 0.456% 5/21/12	6,400,000	6,398,400
Bacardi USA, Inc. (a) 0.456% 5/09/12	8,000,000	7,999,200
BAT International Finance (a) 0.436% 5/04/12	5,000,000	4,999,821
BAT International Finance (a) 0.527% 6/20/12	16,200,000	16,188,300
British Aerospace Public Ltd. Co. (a) 0.476% 6/15/12	13,000,000	12,992,362
British Aerospace Public Ltd. Co. (a) 0.487% 6/11/12	5,850,000	5,846,802
Carnival Corp. (a) 0.497% 6/29/12	5,550,000	5,545,543
Carnival Corp. (a) 0.639% 7/16/12	15,500,000	15,479,385
Centrica PLC (a) 0.639% 6/28/12	22,000,000	21,977,670
Centrica PLC (a) 0.639% 6/29/12	8,000,000	7,991,740
Comcast Corp. (a) 0.456% 6/19/12	5,000,000	4,996,937
Comcast Corp. (a) 0.466% 6/18/12	5,050,000	5,046,903
Daimler Finance North America LLC (a) 0.599% 6/14/12	20,000,000	19,985,578
DCP Midstream LLC (a) 0.486% 5/10/12	18,750,000	18,747,750
DENTSPLY International, Inc. (a) 0.558% 5/21/12	4,000,000	3,998,778
Devon Energy Corp. (a) 0.466% 5/14/12	2,950,000	2,949,510
Devon Energy Corp. (a) 0.507% 6/25/12	5,000,000	4,996,181
Diageo Capital PLC (a) 0.487% 5/30/12	6,000,000	5,997,680
Diageo Capital PLC (a) 0.497% 5/23/12	12,000,000	11,996,407
Diageo Capital PLC (a) 0.517% 5/15/12	6,900,000	6,898,631
Diageo Capital PLC (a) 0.527% 6/18/12	4,300,000	4,297,019
Duke Energy Corp. (a) 0.436% 6/07/12	5,500,000	5,497,569

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Corp. (a) 0.517% 6/13/12	$5,000,000	$4,996,954
Elsevier Financial SA (a) 0.527% 6/22/12	12,500,000	12,490,611
Enbridge Energy Partners (a) 0.456% 5/29/12	5,000,000	4,998,250
FMC Technologies, Inc. (a) 0.497% 7/24/12	7,800,000	7,791,082
Glencore Funding LLC 0.578% 5/18/12	11,350,000	11,346,945
Glencore Funding LLC 0.629% 5/15/12	4,800,000	4,798,843
Glencore Funding LLC 0.812% 5/17/12	12,775,000	12,770,458
Harley-Davidson Funding Corp. (a) 0.477% 7/09/12	7,500,000	7,493,244
Harris Corp. 0.446% 5/01/12	10,875,000	10,875,000
NextEra Energy Capital Holdings, Inc. (a) 0.476% 5/07/12	9,975,000	9,974,219
NextEra Energy Capital Holdings, Inc. (a) 0.476% 5/08/12	14,000,000	13,998,720
OGE Energy Corp. (a) 0.436% 5/14/12	6,000,000	5,999,068
Omnicom Capital, Inc. (a) 0.436% 5/03/12	19,000,000	18,999,546
Omnicom Capital, Inc. (a) 0.456% 5/11/12	7,000,000	6,999,125
Omnicom Capital, Inc. (a) 0.507% 5/29/12	5,000,000	4,998,056
Progress Energy, Inc. (a) 0.476% 6/11/12	4,450,000	4,447,618
South Carolina Electric & Gas 0.466% 5/09/12	10,300,000	10,298,947
Spectra Energy Capital LLC (a) 0.476% 5/18/12	10,000,000	9,997,781
Spectra Energy Capital LLC (a) 0.507% 6/27/12	9,775,000	9,767,261
Suncor Energy, Inc. (a) 0.436% 6/19/12	5,500,000	5,496,781
Talisman Energy, Inc. (a) 0.568% 6/01/12	9,000,000	8,995,660
TransCanada PipeLines Ltd. (a) 0.466% 5/22/12	4,500,000	4,498,792
TransCanada PipeLines Ltd. (a) 0.476% 5/17/12	4,000,000	3,999,164
TransCanada PipeLines Ltd. (a) 0.527% 5/18/12	6,000,000	5,998,527
VF Corp. (a) 0.486% 5/01/12	13,400,000	13,400,000

	Principal Amount	Value
Volvo Treasury NA (a) 0.568% 5/01/12	$10,000,000	$10,000,000
Westar Energy, Inc. (a) 0.456% 5/29/12	7,000,000	6,997,550
Westar Energy, Inc. (a) 0.466% 5/24/12	11,725,000	11,721,554
Westar Energy, Inc. (a) 0.476% 5/11/12	11,350,000	11,348,518
WPP Finance PLC (a) 0.395% 5/01/12	13,775,000	13,775,000

		483,822,187

TOTAL SHORT-TERM INVESTMENTS (Cost $483,822,187)		483,822,187

TOTAL INVESTMENTS — 128.8% (Cost $2,078,061,427) (g)		2,119,140,076

Other Assets/(Liabilities) — (28.8)%		(473,751,012)

NET ASSETS — 100.0%		$1,645,389,064

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $600,653,704 or 36.51% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2012, these securities amounted to a value of $84,185 or 0.01% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2012, these securities amounted to a value of $1,772,100 or 0.11% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Restricted security. Certain securities are restricted as to resale. At April 30, 2012, these securities amounted to a value of $3,953,500 or 0.24% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$51,884

TOTAL COMMON STOCK (Cost $165,687)		51,884

TOTAL EQUITIES (Cost $165,687)		51,884

	Principal Amount
BONDS & NOTES — 100.0%

CORPORATE DEBT — 46.8%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	150,123
WPP Finance (c) 4.750% 11/21/21	45,000	47,895

		198,018

Aerospace & Defense — 0.4%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	138,438
Goodrich Corp. 6.125% 3/01/19	160,000	193,012
L-3 Communications Corp. 4.750% 7/15/20	50,000	53,118
United Technologies Corp. 6.125% 7/15/38	105,000	131,111

		515,679

Agriculture — 0.9%
Philip Morris International, Inc. 6.375% 5/16/38	50,000	64,668
Universal Corp/VA 6.100% 9/26/12	1,000,000	999,928

		1,064,596

Auto Manufacturers — 0.1%
Ford Motor Co. 6.500% 8/01/18	100,000	112,500

Automotive & Parts — 1.5%
Accuride Corp. 9.500% 8/01/18	70,000	74,375
American Axle & Manufacturing, Inc. 7.875% 3/01/17	425,000	439,875
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	303,100
Delphi Corp. (c) 5.875% 5/15/19	90,000	94,500

	Principal Amount	Value
Delphi Corp. (c) 6.125% 5/15/21	$60,000	$63,900
International Automotive Components Group SA (c) 9.125% 6/01/18	40,000	36,800
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	60,000	59,100
Titan International, Inc. 7.875% 10/01/17	163,000	172,780
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	270,000	300,375
UCI International, Inc. 8.625% 2/15/19	115,000	117,875
Visteon Corp 6.750% 4/15/19	145,000	149,350

		1,812,030

Banks — 2.0%
Bank of America Corp. 3.625% 3/17/16	165,000	164,369
Bank of America Corp. 5.875% 2/07/42	55,000	54,354
Bank of America Corp. 6.000% 9/01/17	115,000	123,021
Credit Suisse AG 5.400% 1/14/20	130,000	133,990
Export-Import Bank of Korea 4.000% 1/11/17	200,000	209,923
HSBC Holdings PLC 6.500% 9/15/37	125,000	138,694
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	272,097
ICICI Bank Ltd./Bahrain (c) 5.500% 3/25/15	475,000	492,261
PNC Funding Corp. 4.375% 8/11/20	105,000	115,705
UBS AG 5.750% 4/25/18	100,000	109,941
Wachovia Bank NA 6.600% 1/15/38	90,000	111,014
Wachovia Corp. 5.625% 10/15/16	315,000	354,638
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,460
Wells Fargo & Co. 5.625% 12/11/17	60,000	70,397

		2,377,864

Beverages — 0.1%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	20,000	26,142
Molson Coors Brewing Co. (d) 5.000% 5/01/42	65,000	66,336

		92,478

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.4%
Amgen, Inc. 3.875% 11/15/21	$275,000	$289,106
Amgen, Inc. 5.150% 11/15/41	175,000	182,376

		471,482

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	55,000	65,314

Chemicals — 1.7%
Braskem Finance Ltd. (c) 5.750% 4/15/21	225,000	234,135
Cytec Industries, Inc. 8.950% 7/01/17	175,000	218,622
The Dow Chemical Co. 8.550% 5/15/19	100,000	132,601
Ecolab, Inc. 4.350% 12/08/21	70,000	76,333
Georgia Gulf Corp. (c) 9.000% 1/15/17	155,000	172,050
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	484,264
Methanex Corp. 5.250% 3/01/22	40,000	41,601
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (c) 8.375% 3/01/18	50,000	48,000
RPM International, Inc. 6.250% 12/15/13	400,000	426,490
Valspar Corp. 7.250% 6/15/19	150,000	177,630

		2,011,726

Commercial Services — 0.5%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	289,275
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	58,232
Rent-A-Center, Inc. 6.625% 11/15/20	160,000	167,200
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	101,888

		616,595

Cosmetics & Personal Care — 0.1%
The Procter & Gamble Co. 5.800% 8/15/34	60,000	78,259

Diversified Financial — 2.9%
American Express Co. 8.125% 5/20/19	100,000	132,447
American General Finance Corp. 6.500% 9/15/17	250,000	202,500

	Principal Amount	Value
BlackRock, Inc. 5.000% 12/10/19	$110,000	$126,995
Citigroup, Inc. 4.750% 5/19/15	15,000	15,759
Citigroup, Inc. 5.500% 10/15/14	140,000	149,190
Citigroup, Inc. 5.875% 5/29/37	60,000	62,379
Citigroup, Inc. 5.875% 1/30/42	75,000	79,785
Citigroup, Inc. 8.500% 5/22/19	90,000	111,823
Eaton Vance Corp. 6.500% 10/02/17	130,000	148,658
General Electric Capital Corp. 6.875% 1/10/39	70,000	88,618
The Goldman Sachs Group, Inc. 3.625% 2/07/16	170,000	170,909
The Goldman Sachs Group, Inc. 5.750% 1/24/22	175,000	182,734
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	35,565
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	37,303
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	39,570
International Lease Finance Corp. 5.875% 4/01/19	200,000	196,423
Janus Capital Group, Inc. 6.700% 9/01/42	525,000	564,549
JP Morgan Chase & Co. 4.350% 6/15/17	145,000	151,819
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	186,412
JP Morgan Chase & Co. 6.300% 4/23/19	225,000	263,447
JP Morgan Chase Capital XXV 6.800% 10/01/37	50,000	50,250
Lazard Group LLC 6.850% 6/15/17	135,000	149,081
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	138,427
Morgan Stanley 3.800% 4/29/16	200,000	195,574

		3,480,217

Electric — 3.4%
Ameren Corp. 8.875% 5/15/14	170,000	191,853
Calpine Corp. (c) 7.500% 2/15/21	305,000	326,350
EDP Finance BV (c) 5.375% 11/02/12	760,000	761,900

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Elwood Energy LLC 8.159% 7/05/26	$347,324	$353,402
Indianapolis Power & Light (c) 6.300% 7/01/13	160,000	169,778
Kansas Gas & Electric Co. 5.647% 3/29/21	252,194	275,683
Kiowa Power Partners LLC (c) 4.811% 12/30/13	70,046	70,623
LG&E and KU Energy LLC (c) 4.375% 10/01/21	250,000	264,014
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	144,765
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	95,823	97,739
NiSource Finance Corp. 5.800% 2/01/42	150,000	163,222
NRG Energy, Inc. 8.500% 6/15/19	250,000	255,000
Oncor Electric Delivery Co. 6.800% 9/01/18	35,000	41,588
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	193,372
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	119,080	117,309
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	79,608	87,453
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	242,230
Virginia Electric and Power Co. 6.350% 11/30/37	200,000	267,814

		4,024,095

Electrical Components & Equipment — 0.6%
Anixter, Inc. 5.950% 3/01/15	10,000	10,425
Legrand France SA 8.500% 2/15/25	500,000	646,321

		656,746

Electronics — 0.4%
Amphenol Corp. 4.000% 2/01/22	75,000	76,816
Arrow Electronics, Inc. 6.000% 4/01/20	235,000	259,303
PerkinElmer, Inc. 5.000% 11/15/21	125,000	131,888

		468,007

Engineering & Construction — 0.1%
Tutor Perini Corp. 7.625% 11/01/18	120,000	121,800

	Principal Amount	Value
Entertainment — 0.7%
Mohegan Tribal Gaming Authority 6.125% 2/15/13	$545,000	$509,575
Regal Entertainment Group 9.125% 8/15/18	190,000	210,425
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	54,500

		774,500

Environmental Controls — 0.3%
Xylem, Inc. (c) 3.550% 9/20/16	200,000	208,143
Xylem, Inc. (c) 4.875% 10/01/21	100,000	108,890

		317,033

Foods — 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	196,880
Kraft Foods, Inc. 6.500% 2/09/40	95,000	119,468
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	283,748
Ralcorp Holdings, Inc. 6.625% 8/15/39	105,000	109,280

		709,376

Forest Products & Paper — 1.1%
Celulosa Arauco y Constitucion SA (c) 4.750% 1/11/22	1,000,000	1,018,216
International Paper Co. 4.750% 5/15/22	75,000	80,065
International Paper Co. 9.375% 5/15/19	110,000	147,013
The Mead Corp. 7.550% 3/01/47	70,000	71,215

		1,316,509

Gas — 0.1%
Boston Gas Co. (c) 4.487% 2/15/42	75,000	77,867

Hand & Machine Tools — 0.2%
Thermadyne Holdings Corp. 9.000% 12/15/17	280,000	286,300

Health Care – Products — 0.7%
Alere, Inc. 9.000% 5/15/16	590,000	609,913
Boston Scientific Corp. 7.375% 1/15/40	120,000	156,380
Teleflex, Inc. 6.875% 6/01/19	90,000	96,300

		862,593

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 1.0%
Cigna Corp. 2.750% 11/15/16	$150,000	$153,143
HCA Holdings, Inc. 7.750% 5/15/21	140,000	147,000
Health Management Associates, Inc. 6.125% 4/15/16	300,000	315,000
HEALTHSOUTH Corp. 7.750% 9/15/22	220,000	237,050
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	66,617
Roche Holdings, Inc. (c) 6.000% 3/01/19	80,000	99,430
UnitedHealth Group, Inc. 6.875% 2/15/38	50,000	66,985
WellPoint, Inc. 4.350% 8/15/20	130,000	143,636

		1,228,861

Holding Company – Diversified — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 7.750% 10/15/16	300,000	317,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	100,000	100,500

		417,750

Home Furnishing — 0.1%
Whirlpool Corp. 8.600% 5/01/14	120,000	134,750

Housewares — 0.3%
Libbey Glass, Inc. 10.000% 2/15/15	108,000	115,155
Toro Co. 7.800% 6/15/27	170,000	199,276

		314,431

Insurance — 1.2%
Aflac, Inc. 8.500% 5/15/19	150,000	198,213
The Allstate Corp. 5.550% 5/09/35	50,000	55,870
The Allstate Corp. 7.450% 5/16/19	60,000	76,756
American International Group, Inc. 3.000% 3/20/15	200,000	203,441
American International Group, Inc. 3.650% 1/15/14	80,000	81,718
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	404,548
MetLife, Inc. Series A 6.817% 8/15/18	85,000	105,034

	Principal Amount	Value
Prudential Financial, Inc. 4.500% 11/15/20	$175,000	$186,946
Prudential Financial, Inc. 6.200% 11/15/40	125,000	139,683

		1,452,209

Internet — 0.3%
Expedia, Inc. 7.456% 8/15/18	300,000	339,089

Investment Companies — 0.5%
PBF Holding Co. LLC/PBF Finance Corp. (c) 8.250% 2/15/20	555,000	574,425

Iron & Steel — 1.3%
Allegheny Technologies, Inc. 5.950% 1/15/21	225,000	249,366
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	132,703
ArcelorMittal 9.000% 2/15/15	425,000	486,941
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	433,941
Reliance Steel & Aluminum Co. 6.850% 11/15/36	269,000	275,818

		1,578,769

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	74,000	76,682
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	59,969
Wyndham Worldwide Corp. 4.250% 3/01/22	100,000	100,587
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,245

		239,483

Machinery – Diversified — 0.5%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	359,550
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	194,250

		553,800

Manufacturing — 0.8%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	78,225
Griffon Corp. 7.125% 4/01/18	180,000	187,875
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	80,000	97,828
Polypore International, Inc. 7.500% 11/15/17	285,000	299,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trimas Corp. 9.750% 12/15/17	$50,000	$55,500
Tyco International Finance SA 8.500% 1/15/19	215,000	281,770

		1,000,448

Media — 2.5%
CBS Corp. 7.875% 7/30/30	100,000	131,844
Cequel Communications Holdings I LLC/ Cequel Capital Corp. (c) 8.625% 11/15/17	35,000	37,800
Clear Channel Worldwide Holdings, Inc., Series A 9.250% 12/15/17	50,000	54,563
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	1,000,000	1,007,500
NBCUniversal Media LLC 6.400% 4/30/40	25,000	30,334
News America, Inc. 6.900% 8/15/39	125,000	147,396
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	125,000	133,437
Nielsen Finance LLC/Nielsen Finance Co. 7.750% 10/15/18	235,000	259,675
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	473,875
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	155,737
Time Warner, Inc. 4.700% 1/15/21	200,000	221,735
Time Warner, Inc. 5.875% 11/15/16	25,000	29,426
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	260,625

		2,943,947

Metal Fabricate & Hardware — 0.7%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	270,625
Mueller Water Products, Inc. 8.750% 9/01/20	245,000	275,012
The Timken Co. 6.000% 9/15/14	275,000	299,548

		845,185

Mining — 1.0%
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	253,750
FMG Resources Property Ltd. (c) 7.000% 11/01/15	215,000	222,525

	Principal Amount	Value
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	$200,000	$206,033
Teck Resources Ltd. 10.750% 5/15/19	137,000	169,538
Vale Overseas Ltd. 6.250% 1/23/17	215,000	247,678
Vale Overseas Ltd. 6.875% 11/10/39	85,000	102,038

		1,201,562

Oil & Gas — 3.8%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	55,000	55,275
Anadarko Petroleum Corp. 6.450% 9/15/36	80,000	94,850
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	120,000	125,100
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	62,200
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	676,650
Devon Energy Corp. 6.300% 1/15/19	80,000	98,838
EQT Corp. 4.875% 11/15/21	60,000	61,191
Frontier Oil Corp. 6.875% 11/15/18	60,000	62,700
Goodrich Petroleum Corp. 8.875% 3/15/19	400,000	387,000
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	157,875
Nexen, Inc. 7.500% 7/30/39	50,000	61,251
Northern Tier Energy LLC and Northern Tier Finance Corp. (c) 10.500% 12/01/17	170,000	185,300
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	59,925
Petrobras International Finance Co. 3.875% 1/27/16	220,000	230,303
Petrobras International Finance Co. 6.750% 1/27/41	115,000	138,113
Petroleos Mexicanos 5.500% 1/21/21	375,000	417,375
Phillips 66 (c) 4.300% 4/01/22	75,000	78,226
Phillips 66 (c) 5.875% 5/01/42	75,000	79,219
Precision Drilling Corp. 6.625% 11/15/20	85,000	88,612
Rowan Cos., Inc. 5.000% 9/01/17	185,000	199,670

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Samson Investment Co. (c) 9.750% 2/15/20	$255,000	$266,156
Shell International Finance BV 5.500% 3/25/40	110,000	137,385
SM Energy Co. 6.625% 2/15/19	100,000	105,500
Tesoro Corp. 6.500% 6/01/17	180,000	185,850
Transocean, Inc. 5.050% 12/15/16	150,000	162,883
Venoco, Inc. 8.875% 2/15/19	330,000	309,375

		4,486,822

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 5.125% 9/15/40	30,000	34,744
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	229,000	246,175
Weatherford International Ltd. 4.500% 4/15/22	100,000	103,215
Weatherford International Ltd. 5.950% 4/15/42	75,000	77,775

		461,909

Packaging & Containers — 0.3%
Sealed Air Corp. (c) 5.625% 7/15/13	225,000	231,921
Sonoco Products Co. 4.375% 11/01/21	100,000	105,128

		337,049

Pharmaceuticals — 0.7%
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	102,875
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	139,050
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	202,750
Warner Chilcott Corp. LLC 7.750% 9/15/18	350,000	382,375

		827,050

Pipelines — 1.8%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	191,941
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	175,459
DCP Midstream LLC (c) 9.750% 3/15/19	50,000	64,685
Energy Transfer Equity LP 7.500% 10/15/20	100,000	110,750
Enogex LLC (c) 6.875% 7/15/14	305,000	330,560

	Principal Amount	Value
Enterprise Products Operating LP 5.950% 2/01/41	$205,000	$234,203
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	25,000	27,041
Kern River Funding Corp. (c) 4.893% 4/30/18	91,321	101,037
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	127,862
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	95,922
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,696
ONEOK Partners LP 6.125% 2/01/41	400,000	458,858
Southern Natural Gas Co LLC (c) 5.900% 4/01/17	60,000	68,445
Texas Eastern Transmission LP (c) 6.000% 9/15/17	85,000	98,412
TransCanada PipeLines Ltd. 6.200% 10/15/37	50,000	63,615

		2,166,486

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	236,078

Real Estate Investment Trusts (REITS) — 0.9%
Boston Properties LP 3.700% 11/15/18	75,000	78,043
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	306,485
DDR Corp. 4.750% 4/15/18	275,000	284,920
ERP Operating LP 4.625% 12/15/21	70,000	74,715
UDR, Inc. 4.625% 1/10/22	175,000	183,034
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	75,000	74,310

		1,001,507

Retail — 1.6%
CVS Caremark Corp. 6.125% 9/15/39	25,000	30,106
CVS Pass-Through Trust (c) 5.926% 1/10/34	248,605	277,086
CVS Pass-Through Trust (c) 7.507% 1/10/32	19,137	23,717
The Home Depot, Inc. 5.950% 4/01/41	200,000	245,923
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	350,000	358,750
J.C. Penney Corp., Inc. 5.650% 6/01/20	350,000	339,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
McDonald’s Corp. 6.300% 10/15/37	$70,000	$94,610
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	243,772
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	249,313

		1,862,777

Savings & Loans — 0.4%
First Niagara Financial Group, Inc. 7.250% 12/15/21	150,000	165,091
Glencore Funding LLC (c) 6.000% 4/15/14	325,000	344,028
Washington Mutual Bank (e) 5.650% 8/15/14	1,225,000	24

		509,143

Software — 0.3%
Fidelity National Information Services, Inc. (c) 5.000% 3/15/22	125,000	125,000
First Data Corp. (c) 7.375% 6/15/19	220,000	224,950
First Data Corp. 9.875% 9/24/15	35,000	35,262
Microsoft Corp. 3.000% 10/01/20	10,000	10,767

		395,979

Storage & Warehousing — 0.5%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	600,000	565,500

Telecommunications — 4.3%
American Tower Corp. 4.500% 1/15/18	515,000	543,807
AT&T, Inc. 6.550% 2/15/39	175,000	216,915
British Telecom PLC STEP 9.625% 12/15/30	50,000	74,537
CenturyLink, Inc. 5.800% 3/15/22	150,000	148,711
CenturyLink, Inc. 6.150% 9/15/19	195,000	203,597
CenturyLink, Inc. 7.650% 3/15/42	150,000	142,275
Cisco Systems, Inc. 5.500% 1/15/40	75,000	89,910
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	90,000	123,797
Embarq Corp. 7.082% 6/01/16	210,000	238,680

	Principal Amount	Value
Embarq Corp. 7.995% 6/01/36	$45,000	$45,168
Rogers Communications, Inc. 7.500% 3/15/15	30,000	35,191
Rogers Communications, Inc. 7.500% 8/15/38	35,000	48,110
Sprint Capital Corp. 6.900% 5/01/19	100,000	87,500
Sprint Nextel Corp. (c) 11.500% 11/15/21	200,000	212,500
Telecom Italia Capital 5.250% 10/01/15	225,000	228,937
Telecom Italia Capital 6.000% 9/30/34	80,000	67,120
Telecom Italia Capital 6.175% 6/18/14	170,000	175,491
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	265,888
Telefonica Emisiones SAU 5.462% 2/16/21	175,000	164,471
Telstra Corp. Ltd. (c) 4.800% 10/12/21	275,000	305,513
Verizon Communications, Inc. 8.950% 3/01/39	150,000	237,637
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,000,000	1,090,000
WCP Wireless Site Funding (c) 4.141% 11/15/15	144,222	148,376
Windstream Corp. 7.750% 10/01/21	190,000	203,775

		5,097,906

Transportation — 1.5%
Asciano Finance (c) 5.000% 4/07/18	345,000	359,138
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	197,557
CHC Helicopter SA (c) 9.250% 10/15/20	800,000	794,000
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	146,648
Union Pacific Corp. 4.000% 2/01/21	250,000	272,206

		1,769,549

Trucking & Leasing — 0.2%
GATX Corp. 3.500% 7/15/16	90,000	92,258
GATX Corp. 4.750% 5/15/15	115,000	123,987

		216,245

TOTAL CORPORATE DEBT (Cost $53,206,034)		55,270,293

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 2.1%
Access Group, Inc., Delaware VRN 0.639% 9/01/37	$315,000	$280,350
Colorado Bridge Enterprise BAB 6.078% 12/01/40	800,000	1,015,896
State of California 5.950% 4/01/16	225,000	259,279
State of California BAB 7.550% 4/01/39	125,000	163,636
State of Illinois 5.365% 3/01/17	650,000	718,244

		2,437,405

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,086,358)		2,437,405

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	220,921	233,888

Automobile ABS — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (c) 0.519% 7/20/12	100,000	99,530

Commercial MBS — 5.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.916% 2/10/51	635,000	732,007
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	250,000	295,473
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	563,688
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	100,231	100,147
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	635,000	730,114
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	179,718
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	150,000	174,775
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	625,000	655,332

	Principal Amount	Value
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (c) 6.408% 2/15/41	$470,000	$233,384
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (c) 5.728% 11/10/46	100,000	107,359
GS Mortgage Securities Corp. II, Series 2011-GC3, Class C VRN (c) 5.727% 3/10/44	250,000	256,945
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (c) 5.827% 1/10/45	150,000	161,870
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	130,000	133,692
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class B VRN 4.819% 5/15/45	150,000	154,364
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	341,669
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	112,763
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (c) 5.495% 6/15/44	100,000	100,290
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	295,698	301,047
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.655% 8/15/39	100,000	104,990
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	585,815
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.052% 2/15/51	282,476	282,728
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.824% 11/15/44	170,000	175,090
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.824% 11/15/44	115,000	103,922

		6,587,182

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 3.5%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.964% 1/25/35	$200,000	$182,200
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.708% 4/25/35	247,000	222,826
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.458% 12/25/35	30,848	30,765
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.338% 5/25/36	42,004	41,667
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2 FRN 0.338% 8/25/36	219,372	133,174
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A2 FRN 0.338% 10/25/36	364,355	243,586
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.348% 7/25/36	99,219	96,246
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.419% 4/25/36	51,673	50,861
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.468% 9/25/34	104,117	98,201
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.138% 2/25/35	193,391	180,221
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.478% 1/25/36	172,332	154,788
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.408% 8/25/36	175,159	155,412
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.419% 7/25/36	111,217	109,033
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 0.858% 9/25/35	300,000	225,730
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.708% 8/25/35	100,000	83,223
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.768% 2/25/35	300,000	223,959
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.788% 6/25/35	232,245	188,207

	Principal Amount	Value
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.718% 3/25/35	$225,000	$163,844
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.708% 4/25/36	200,000	169,073
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.973% 6/28/35	198,748	185,467
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 1.003% 6/28/35	220,000	151,253
Morgan Stanley Capital, Inc., Series 2006-NC5, Class A2B FRN 0.348% 10/25/36	349,856	227,565
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.688% 3/25/35	295,000	215,421
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	168	165
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.869% 2/25/35	100,000	81,530
Residential Asset Mortgage Products, Inc., Series 2005-EFC3, Class M3 FRN 0.728% 8/25/35	275,000	183,143
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.478% 11/25/35	303,992	267,858
Saxon Asset Securities Trust, Series 2000-2, Class MF2 VRN 8.157% 7/25/30	133,305	123,073

		4,188,491

Other ABS — 1.7%
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.669% 8/25/35	75,000	52,298
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	74,719	75,773
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFH4, Class M1 FRN 0.719% 12/25/35	225,000	160,375
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.491% 6/02/17	250,000	248,038
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (f) 1.073% 6/20/14	1,175,000	929,072

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NuCO2 Funding LLC, Series 2008-1, Class A1 (c) 7.250% 6/25/38	$125,000	$127,063
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	96,051	96,475
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	97,250	100,568
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	91,108	92,111
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (c) 6.024% 7/15/41	100,000	100,848

		1,982,621

Student Loans ABS — 2.4%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.733% 12/27/16	103,836	103,072
Access Group, Inc., Series 2003-1, Class B FRN 1.741% 12/26/35	500,000	327,500
Access Group, Inc., Delaware VRN 1.730% 9/01/37	150,000	96,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.740% 1/25/47	475,000	399,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.740% 12/15/32	125,000	124,039
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.970% 6/15/43	50,000	43,500
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.270% 3/25/42	250,000	219,230
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.348% 3/25/26	112,201	110,760
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.063% 3/15/38	272,833	208,682
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.123% 6/15/38	333,795	255,846
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (c) 1.731% 12/15/16	225,000	224,930
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (c) 1.731% 12/15/16	275,000	274,914

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 2.741% 6/17/30	$50,000	$49,500
SLM Student Loan Trust, Series 2003-10A, Class B FRN (c) 3.370% 12/17/46	500,000	375,000

		2,811,973

WL Collateral CMO — 1.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.831% 8/25/34	138,682	116,814
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	11,748	8,699
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	19,925	16,841
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.732% 8/25/34	23,665	19,585
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.429% 1/19/38	687,831	415,773
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.348% 5/25/37	762,456	330,925
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.631% 8/25/34	66,538	46,119
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.488% 8/25/36	245,935	202,165
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.607% 7/25/33	4,014	3,735
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.868% 2/25/34	6,252	5,913
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.608% 2/25/34	267	241
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	168,498	169,340
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (c) 3.000% 1/17/13	171,540	172,398
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.418% 6/25/46	1,255,198	457,338

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.897% 3/25/34	$35,007	$29,411
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.558% 4/25/44	99,888	73,338

		2,068,635

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.006% 6/25/32	29,356	22,477

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,589,701)		17,994,797

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	100,000	114,800
Poland Government International Bond 6.375% 7/15/19	220,000	258,500
Province of Quebec Canada 7.500% 9/15/29	125,000	188,272
Republic of Brazil International Bond 5.625% 1/07/41	235,000	279,650
Republic of Brazil International Bond 5.875% 1/15/19	94,000	113,364
United Mexican States 5.125% 1/15/20	95,000	111,055
United Mexican States 6.750% 9/27/34	75,000	99,937

		1,165,578

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,010,404)		1,165,578

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	42,027	48,536
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	21,862	25,024

		73,560

Pass-Through Securities — 32.6%
Federal Home Loan Mortgage Corp. Pool #Q01704 4.500% 6/01/41	457,374	488,318

	Principal Amount	Value
Pool #Q03086 4.500% 9/01/41	$526,158	$561,756
Pool #G11476 5.000% 11/01/18	129,082	139,176
Pool #B16010 5.000% 8/01/19	3,680	3,987
Pool #B17058 5.000% 9/01/19	6,242	6,731
Pool #B17494 5.000% 12/01/19	59,308	64,233
Pool #B14584 5.000% 1/01/20	193,442	209,758
Pool #B18677 5.000% 1/01/20	9,730	10,558
Pool #E89199 6.000% 4/01/17	8,943	9,669
Pool #G11431 6.000% 2/01/18	1,594	1,721
Pool #G01311 7.000% 9/01/31	4,042	4,601
Pool #C80207 7.500% 9/01/24	2,973	3,432
Pool #C00530 7.500% 7/01/27	3,000	3,477
Pool #C00563 7.500% 11/01/27	10,540	12,224
Pool #C00612 7.500% 4/01/28	727	843
Pool #C55867 7.500% 2/01/30	11,172	12,905
Federal Home Loan Mortgage Corp. TBA Pool #2546 3.500% 6/01/25 (d)	1,051,000	1,105,767
Pool #1330 3.500% 9/01/41 (d)	1,100,000	1,140,219
Pool #2865 4.000% 4/01/40 (d)	3,430,000	3,618,382
Pool #7190 4.500% 5/01/39 (d)	3,082,000	3,286,423
Federal National Mortgage Association Pool #725692 2.285% 10/01/33	251,948	264,569
Pool #888586 2.348% 10/01/34	570,569	600,895
Pool #675713 5.000% 3/01/18	80,389	87,030
Pool #735010 5.000% 11/01/19	465,686	504,160
Pool #253880 6.500% 7/01/16	4,540	4,906
Pool #575579 7.500% 4/01/31	17,299	20,192

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #535996 7.500% 6/01/31	$3,547	$4,140
Federal National Mortgage Association TBA Pool #2342 3.000% 10/01/26 (d)	2,200,000	2,295,906
Pool #3649 3.500% 9/01/41 (d)	1,940,000	2,014,569
Pool #11192 4.000% 6/01/40 (d)	461,000	487,652
Pool #19687 4.500% 6/01/39 (d)	2,450,000	2,623,223
Pool #29986 5.000% 11/01/36 (d)	1,100,000	1,194,703
Pool #45487 5.500% 3/01/35 (d)	3,414,000	3,733,796
Government National Mortgage Association Pool #579140 6.500% 1/15/32	3,802	4,378
Pool #587280 6.500% 9/15/32	3,923	4,521
Pool #550659 6.500% 9/15/35	140,178	161,961
Pool #538689 6.500% 12/15/35	60,646	69,956
Pool #780651 7.000% 10/15/27	4,081	4,690
Pool #462384 7.000% 11/15/27	2,836	3,259
Pool #482668 7.000% 8/15/28	2,386	2,744
Pool #506804 7.000% 5/15/29	9,519	10,955
Pool #506914 7.000% 5/15/29	37,025	42,544
Pool #581417 7.000% 7/15/32	6,281	7,287
Pool #591581 7.000% 8/15/32	1,009	1,172
Pool #423836 8.000% 8/15/26	1,787	2,094
Pool #444619 8.000% 3/15/27	11,986	14,090
Government National Mortgage Association TBA Pool #2552 3.500% 8/01/41 (d)	600,000	632,063
Pool #5824 4.000% 8/01/40 (d)	1,100,000	1,189,891
Pool #5745 4.500% 7/01/39 (d)	4,820,000	5,272,251

	Principal Amount	Value
Pool #11786 5.000% 5/01/38 (d)	$5,500,000	$6,093,828
Pool #16556 5.500% 2/01/36 (d)	500,000	558,398

		38,596,003

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $38,323,707)		38,669,563

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds & Notes — 2.2%
U.S. Treasury Bond 3.125% 11/15/41	1,200,000	1,204,263
U.S. Treasury Bond 5.375% 2/15/31	735,000	1,026,002
U.S. Treasury Note (g) 0.250% 12/15/14	370,000	369,118

		2,599,383

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,574,744)		2,599,383

TOTAL BONDS & NOTES (Cost $116,790,948)		118,137,019

TOTAL LONG-TERM INVESTMENTS (Cost $116,956,635)		118,188,903

SHORT-TERM INVESTMENTS — 30.6%
Commercial Paper — 30.6%
Carnival Corp. (c) 0.507% 5/14/12	2,900,000	2,899,476
Centrica PLC (c) 0.730% 7/23/12	2,900,000	2,895,119
DCP Midstream LLC (c) 0.385% 5/01/12	2,900,000	2,900,000
Diageo Capital PLC (c) 0.518% 5/31/12	2,890,000	2,888,772
Elsevier Finance SA (c) 0.650% 6/25/12	2,900,000	2,897,120
Glencore Funding LLC 0.558% 5/15/12	2,600,000	2,599,444
NextEra Energy Capital Holdings, Inc. (c) 0.436% 5/08/12	2,800,000	2,799,766
Nissan Motor Acceptance Corp. (c) 0.426% 5/01/12	1,935,000	1,935,000
Talisman Energy, Inc. (c) 0.650% 7/16/12	2,900,000	2,896,021

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transcanada Pipeline (c) 0.507% 5/14/12	$2,900,000	$2,899,476
Tyco Electronics Group SA (c) 0.528% 5/21/12	2,700,000	2,699,220
VF Corp. (c) 0.507% 6/04/12	2,900,000	2,898,631
Weatherford International Ltd (c) 0.660% 5/25/12	2,900,000	2,898,743

		36,106,788

TOTAL SHORT-TERM INVESTMENTS (Cost $36,106,788)		36,106,788

TOTAL INVESTMENTS — 130.6% (Cost $153,063,423) (h)		154,295,691

Other Assets/(Liabilities) — (30.6)%		(36,181,184)

NET ASSETS — 100.0%		$118,114,507

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $52,669,302 or 44.59% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2012, these securities amounted to a value of $24 or 0.00% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At April 30, 2012, these securities amounted to a value of $929,072 or 0.79% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Forest Products & Paper — 0.3%
The Newark Group, Inc. (a) (b)	329,969	$636,345

TOTAL COMMON STOCK (Cost $2,113,591)		636,345

TOTAL EQUITIES (Cost $2,113,591)		636,345

	Principal Amount
BONDS & NOTES — 97.5%

CORPORATE DEBT — 97.5%
Advertising — 0.7%
inVentiv Health, Inc. (c) 10.000% 8/15/18	$1,130,000	1,008,525
MDC Partners, Inc. 11.000% 11/01/16	605,000	657,938

		1,666,463

Aerospace & Defense — 2.8%
AAR Corp. (c) 7.250% 1/15/22	2,300,000	2,337,375
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	1,475,000	1,522,938
Ducommun, Inc. 9.750% 7/15/18	2,265,000	2,395,237

		6,255,550

Agriculture — 0.6%
American Rock Salt Co. LLC/American Rock Capital Corp. (c) 8.250% 5/01/18	1,640,000	1,435,000

Apparel — 1.4%
Perry Ellis International, Inc. 7.875% 4/01/19	3,130,000	3,149,562

Auto Manufacturers — 1.2%
Ford Motor Co. 7.450% 7/16/31	2,035,000	2,592,081

Auto Parts & Equipment — 1.0%
Affinia Group, Inc. 9.000% 11/30/14	2,260,000	2,276,950

Automotive & Parts — 6.9%
Accuride Corp. 9.500% 8/01/18	2,340,000	2,486,250
American Axle & Manufacturing, Inc. 7.875% 3/01/17	1,595,000	1,650,825
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	822,700
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,404,000

	Principal Amount	Value
Delphi Corp. (c) 5.875% 5/15/19	$535,000	$561,750
Delphi Corp. (c) 6.125% 5/15/21	360,000	383,400
International Automotive Components Group SA (c) 9.125% 6/01/18	2,895,000	2,663,400
Meritor, Inc. STEP 4.625% 3/01/26	2,115,000	1,895,569
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	1,085,000	1,068,725
Titan International, Inc. 7.875% 10/01/17	850,000	901,000
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	1,508,000	1,677,650

		15,515,269

Banks — 2.1%
Ally Financial, Inc. 6.750% 12/01/14	670,000	706,850
CIT Group, Inc. 5.250% 3/15/18	3,785,000	3,898,550

		4,605,400

Building Materials — 0.6%
Interline Brands, Inc. 7.000% 11/15/18	1,220,000	1,291,675

Chemicals — 2.7%
Georgia Gulf Corp. (c) 9.000% 1/15/17	850,000	943,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.000% 11/15/20	260,000	247,650
Ineos Finance PLC (c) (d) 7.500% 5/01/20	600,000	616,500
Ineos Finance PLC (c) 8.375% 2/15/19	2,610,000	2,799,225
Omnova Solutions, Inc. 7.875% 11/01/18	1,540,000	1,543,850

		6,150,725

Coal — 0.3%
CONSOL Energy, Inc. 8.250% 4/01/20	560,000	588,000

Commercial Services — 2.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	850,000	890,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.750% 3/15/20	660,000	726,000
Rent-A-Center, Inc. 6.625% 11/15/20	880,000	919,600

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RR Donnelley & Sons Co. 7.250% 5/15/18	$415,000	$401,512
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250% 2/01/21	1,300,000	1,404,000
United Rentals North America, Inc. 8.375% 9/15/20	1,030,000	1,084,075

		5,425,562

Diversified Financial — 4.0%
American General Finance Corp. 6.500% 9/15/17	1,170,000	947,700
Community Choice Financial, Inc. (c) 10.750% 5/01/19	2,390,000	2,431,825
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,200,000	1,379,314
International Lease Finance Corp. 4.875% 4/01/15	1,575,000	1,575,211
International Lease Finance Corp. 5.750% 5/15/16	1,245,000	1,266,385
International Lease Finance Corp. 5.875% 4/01/19	640,000	628,554
International Lease Finance Corp. 8.625% 9/15/15	700,000	775,250

		9,004,239

Electric — 2.2%
Atlantic Power Corp. (c) 9.000% 11/15/18	1,675,000	1,704,313
Energy Future Holdings Corp. 10.000% 1/15/20	1,695,000	1,845,431
NRG Energy, Inc. 8.250% 9/01/20	1,380,000	1,383,450

		4,933,194

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.625% 5/01/19	750,000	766,875

Engineering & Construction — 0.3%
Tutor Perini Corp. 7.625% 11/01/18	650,000	659,750

Entertainment — 0.9%
Jacobs Entertainment, Inc. 9.750% 6/15/14	1,035,000	1,032,412
Vail Resorts, Inc. 6.500% 5/01/19	525,000	553,875
WM Finance Corp. (c) 9.500% 6/15/16	439,000	479,608

		2,065,895

Forest Products & Paper — 0.9%
Xerium Technologies, Inc. 8.875% 6/15/18	2,525,000	2,108,375

	Principal Amount	Value
Hand & Machine Tools — 1.3%
Mcron Finance Sub LLC/Mcron Finance Corp. (c) 8.375% 5/15/19	$1,650,000	$1,687,125
Thermadyne Holdings Corp. 9.000% 12/15/17	1,094,000	1,118,615

		2,805,740

Health Care – Products — 3.0%
Alere, Inc. 9.000% 5/15/16	3,345,000	3,457,894
DJO Finance LLC/DJO Finance Corp. (c) 8.750% 3/15/18	560,000	569,800
PSS World Medical, Inc. (c) 6.375% 3/01/22	2,000,000	2,050,000
Teleflex, Inc. 6.875% 6/01/19	610,000	652,700

		6,730,394

Health Care – Services — 2.4%
HCA, Inc. 7.500% 2/15/22	2,230,000	2,400,037
HEALTHSOUTH Corp. 7.250% 10/01/18	600,000	636,000
HEALTHSOUTH Corp. 7.750% 9/15/22	1,530,000	1,648,575
USPI Finance Corp. (c) 9.000% 4/01/20	775,000	811,813

		5,496,425

Holding Company – Diversified — 1.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	2,175,000	2,185,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.250% 5/15/18	925,000	934,250

		3,120,125

Housewares — 0.3%
Libbey Glass, Inc. 10.000% 2/15/15	562,000	599,233

Investment Companies — 1.3%
PBF Holding Co. LLC/PBF Finance Corp. (c) 8.250% 2/15/20	2,815,000	2,913,525

Leisure Time — 3.4%
Brunswick Corp. 7.125% 8/01/27	3,013,000	2,847,285
Brunswick Corp. 7.375% 9/01/23	650,000	639,437
Sabre Holdings Corp. 8.350% 3/15/16	4,419,000	4,087,575

		7,574,297

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 1.4%
MGM Mirage 7.625% 1/15/17	$1,040,000	$1,079,000
MGM Resorts International (c) 8.625% 2/01/19	1,355,000	1,471,869
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (c) 5.375% 3/15/22	635,000	622,300

		3,173,169

Machinery – Diversified — 1.3%
Welltec A/S (c) 8.000% 2/01/19	2,950,000	2,846,750

Manufacturing — 3.9%
Bombardier, Inc. (c) 5.750% 3/15/22	1,275,000	1,257,469
Griffon Corp. 7.125% 4/01/18	2,375,000	2,478,906
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	2,150,000	2,187,625
Polypore International, Inc. 7.500% 11/15/17	1,445,000	1,517,250
Trimas Corp. 9.750% 12/15/17	1,100,000	1,221,000

		8,662,250

Media — 4.9%
Cequel Communications Holdings I LLC/ Cequel Capital Corp. (c) 8.625% 11/15/17	3,385,000	3,655,800
Clear Channel Worldwide Holdings, Inc. (c) 7.625% 3/15/20	260,000	252,850
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	1,610,000	1,674,400
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	1,405,000	1,531,450
Nara Cable Funding Ltd. (c) 8.875% 12/01/18	2,325,000	2,127,375
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	1,600,000	1,708,000

		10,949,875

Metal Fabricate & Hardware — 0.3%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	771,925

Mining — 1.2%
FMG Resources Property Ltd. (c) 7.000% 11/01/15	1,175,000	1,216,125
FMG Resources Property Ltd. (c) 8.250% 11/01/19	700,000	757,750

	Principal Amount	Value
New Gold, Inc. (c) 7.000% 4/15/20	$745,000	$761,763

		2,735,638

Oil & Gas — 16.1%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	3,644,000	3,662,220
Aurora USA Oil & Gas, Inc. (c) 9.875% 2/15/17	2,200,000	2,315,500
Bill Barrett Corp. 7.000% 10/15/22	700,000	675,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	1,980,000	2,064,150
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	500,000	521,250
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (c) 6.625% 11/15/19	680,000	639,200
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 9.000% 4/01/15	450,000	480,375
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 10.875% 4/01/17	1,100,000	1,240,250
Concho Resources, Inc. 6.500% 1/15/22	820,000	865,100
Goodrich Petroleum Corp. 8.875% 3/15/19	3,630,000	3,512,025
Hercules Offshore, Inc. (c) 10.250% 4/01/19	1,240,000	1,233,800
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 7.625% 4/15/21	3,070,000	3,315,600
MEG Energy Corp. (c) 6.500% 3/15/21	725,000	763,062
Northern Tier Energy LLC and Northern Tier Finance Corp. (c) 10.500% 12/01/17	2,370,000	2,583,300
PetroBakken Energy Ltd. (c) 8.625% 2/01/20	1,300,000	1,355,250
Precision Drilling Corp. 6.625% 11/15/20	395,000	411,788
Resolute Energy Corp. (c) 8.500% 5/01/20	1,250,000	1,256,250
Samson Investment Co. (c) 9.750% 2/15/20	1,940,000	2,024,875
Sandridge Energy, Inc. (c) 8.000% 6/01/18	1,940,000	2,012,750
SandRidge Energy, Inc. 8.750% 1/15/20	995,000	1,059,675

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SM Energy Co. 6.500% 11/15/21	$650,000	$685,750
Unit Corp. 6.625% 5/15/21	1,070,000	1,086,050
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,282,812

		36,046,532

Packaging & Containers — 1.9%
Intertape Polymer US, Inc. 8.500% 8/01/14	2,030,000	2,052,837
Sealed Air Corp. (c) 8.125% 9/15/19	1,205,000	1,346,588
Sealed Air Corp. (c) 8.375% 9/15/21	693,000	786,555

		4,185,980

Pharmaceuticals — 2.5%
Mylan, Inc. (c) 6.000% 11/15/18	1,230,000	1,291,500
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	375,000	385,781
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	600,000	618,000
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	800,000	811,000
Warner Chilcott Corp. LLC 7.750% 9/15/18	2,225,000	2,430,813

		5,537,094

Pipelines — 2.5%
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (c) 9.375% 5/01/20	2,250,000	2,396,250
Holly Energy Partners LP/Holly Energy Finance Corp. (c) 6.500% 3/01/20	1,030,000	1,040,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (c) 6.375% 8/01/22	880,000	886,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/01/21	1,240,000	1,295,800

		5,618,950

Retail — 2.7%
Fiesta Restaurant Group Inc. (c) 8.875% 8/15/16	2,545,000	2,684,975
Landry’s, Inc. (c) 9.375% 5/01/20	1,850,000	1,884,687
OSI Restaurant Partners, Inc. 10.000% 6/15/15	670,000	691,775

	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. (c) 6.875% 11/15/19	$835,000	$889,275

		6,150,712

Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	1,805,000	9,025

Software — 7.2%
Audatex North America, Inc. (c) 6.750% 6/15/18	2,700,000	2,828,250
EVERTEC, Inc. 11.000% 10/01/18	4,310,000	4,676,350
Fidelity National Information Services, Inc. (c) 5.000% 3/15/22	1,145,000	1,145,000
Fidelity National Information Services, Inc. 7.875% 7/15/20	670,000	750,400
First Data Corp. (c) 7.375% 6/15/19	1,915,000	1,958,087
First Data Corp. 9.875% 9/24/15	194,000	195,455
First Data Corp. 11.250% 3/31/16	260,000	239,200
First Data Corp. 12.625% 1/15/21	865,000	867,163
Lawson Software, Inc. (c) 9.375% 4/01/19	1,955,000	2,042,975
Sophia LP/Sophia Finance, Inc. (c) 9.750% 1/15/19	1,300,000	1,394,250

		16,097,130

Telecommunications — 4.1%
Avaya, Inc. 9.750% 11/01/15	2,280,000	2,260,050
CPI International, Inc. 8.000% 2/15/18	1,316,000	1,159,725
Sprint Capital Corp. 6.900% 5/01/19	1,265,000	1,106,875
Sprint Nextel Corp. (c) 11.500% 11/15/21	2,323,000	2,468,187
ViaSat, Inc. 8.875% 9/15/16	1,265,000	1,369,363
Windstream Corp. 7.500% 6/01/22	780,000	817,050

		9,181,250

Transportation — 3.1%
CHC Helicopter SA (c) 9.250% 10/15/20	3,265,000	3,240,512
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,985,000	2,173,575

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Swift Services Holdings, Inc. 10.000% 11/15/18	$1,450,000	$1,584,125

		6,998,212

TOTAL CORPORATE DEBT (Cost $212,227,398)		218,694,796

TOTAL BONDS & NOTES (Cost $212,227,398)		218,694,796

TOTAL LONG-TERM INVESTMENTS (Cost $214,340,989)		219,331,141

SHORT-TERM INVESTMENTS — 0.7%
Time Deposits — 0.7%
Euro Time Deposit 0.010% 5/01/12	1,605,685	1,605,685

TOTAL SHORT-TERM INVESTMENTS (Cost $1,605,685)		1,605,685

TOTAL INVESTMENTS — 98.5% (Cost $215,946,674) (e)		220,936,826

Other Assets/(Liabilities) — 1.5%		3,405,577

NET ASSETS — 100.0%		$224,342,403

Notes to Portfolio of Investments

STEP	Step Up Bond
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $99,259,532 or 44.24% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%

CORPORATE DEBT — 27.2%
Banks — 12.7%
Eurofima AUD (a) 6.000% 1/28/14	225,000	$240,389
KFW JPY (a) 2.050% 2/16/26	140,000,000	1,921,963
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	30,000,000	385,434
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	550,000	938,621
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	1,030,000	1,438,606
Skandinaviska Enskilda Banken AB EUR (a) 2.500% 9/01/15	400,000	542,387
Swedbank Hypotek AB EUR (a) 2.500% 6/15/15	200,000	274,993
Swedish Covered Bond Corp. EUR (a) 3.000% 2/03/15	200,000	277,977

		6,020,370

Diversified Financial — 3.0%
German Postal Pensions Securitisation PLC EUR (a) 3.375% 1/18/16	1,000,000	1,406,961

Multi-National — 8.8%
European Investment Bank JPY (a) 1.400% 6/20/17	120,000,000	1,583,573
European Investment Bank EUR (a) 4.000% 10/15/37	400,000	566,120
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	400,000	815,563
Nordic Investment Bank JPY (a) 1.700% 4/27/17	90,000,000	1,200,399

		4,165,655

Oil & Gas — 1.5%
BP Capital Markets PLC GBP (a) (b) 4.325% 12/10/18	400,000	707,045

Telecommunications — 1.2%
Deutsche Telekom International Finance BV EUR (a) 4.250% 7/13/22	200,000	293,614
Telstra Corp. Ltd. EUR (a) 4.250% 3/23/20	200,000	294,599

		588,213

TOTAL CORPORATE DEBT (Cost $12,158,641)		12,888,244

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 71.9%
Agence Francaise de Developpement JPY (a) 1.800% 6/19/15	100,000,000	$1,274,602
Belgium Government EUR (a) 4.000% 3/28/13	900,000	1,227,602
Bundesrepublik Deutschland EUR (a) 2.500% 1/04/21	700,000	1,009,667
Bundesrepublik Deutschland EUR (a) 3.500% 1/04/16	570,000	841,845
Canada Housing Trust No 1 CAD (a) (c) 1.850% 12/15/16	575,000	580,058
Canadian Government Bond CAD (a) 2.000% 12/01/14	1,100,000	1,129,419
French Republic EUR (a) 3.250% 4/25/16	550,000	780,461
French Republic EUR (a) 5.750% 10/25/32	950,000	1,646,716
Government of France OAT EUR (a) 3.750% 4/25/21	550,000	780,963
Italy Buoni Poliennali Del Tesoro EUR (a) 2.000% 12/15/12	1,000,000	1,320,523
Japan Government JPY (a) 1.400% 6/20/19	50,000,000	664,403
Japan Government JPY (a) 1.700% 12/20/16	70,000,000	935,731
Japan Government JPY (a) 1.700% 6/20/33	115,000,000	1,430,454
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,422,682
Kingdom of the Netherlands EUR (a) 3.750% 1/15/23	600,000	901,297
Mexican Bonos MXN (a) 6.000% 6/18/15	21,000,000	1,660,907
Mexican Bonos MXN (a) 7.250% 12/15/16	15,000,000	1,246,655
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	500,000	542,976
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	615,000	687,456
Poland Government Bond PLN (a) 4.750% 10/25/16	4,500,000	1,419,370
Poland Government Bond PLN (a) 5.250% 10/25/20	3,000,000	946,437
Province of Ontario Canada CAD (a) 3.150% 9/08/15	1,300,000	1,369,616
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	1,300,000	1,482,552

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Austria EUR (a) 4.650% 1/15/18	370,000	$562,549
Republic of Austria EUR (Acquired 11/22/10 - 6/03/11, Cost $1,012,738) (a) (c) (d) 3.500% 9/15/21	1,000,000	1,423,507
Republic of Germany EUR (a) 4.750% 7/04/28	400,000	697,215
South Africa Government Bond ZAR (a) 8.000% 12/21/18	14,000,000	1,866,402
Sweden Government Bond SEK (a) 3.000% 7/12/16	14,000,000	2,222,070
United Kingdom Gilt GBP (a) 2.250% 3/07/14	200,000	335,350
United Kingdom Gilt GBP (a) 4.500% 9/07/34	850,000	1,667,359

		34,076,844

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $32,965,506)		34,076,844

TOTAL BONDS & NOTES (Cost $45,124,147)		46,965,088

TOTAL LONG-TERM INVESTMENTS (Cost $45,124,147)		46,965,088

TOTAL INVESTMENTS — 99.1% (Cost $45,124,147) (e)		46,965,088

Other Assets/(Liabilities) — 0.9%		421,967

NET ASSETS — 100.0%		$47,387,055

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2012, these securities amounted to a value of $707,045 or 1.49% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $2,003,565 or 4.23% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At April 30, 2012, these securities amounted to a value of $1,423,507 or 3.00% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 52.5%

COMMON STOCK — 52.5%
Advertising — 0.0%
The Interpublic Group of Companies, Inc.	1,433	$16,924
Omnicom Group, Inc.	698	35,814

		52,738

Aerospace & Defense — 1.1%
The Boeing Co.	3,496	268,493
General Dynamics Corp.	1,648	111,240
Goodrich Corp.	403	50,560
L-3 Communications Holdings, Inc.	1,444	106,192
Lockheed Martin Corp.	2,061	186,603
Northrop Grumman Corp.	1,823	115,359
Raytheon Co.	2,896	156,790
Rockwell Collins, Inc.	57	3,186
United Technologies Corp.	4,972	405,914

		1,404,337

Agriculture — 1.4%
Altria Group, Inc.	14,941	481,250
Archer-Daniels-Midland Co.	4,426	136,454
Lorillard, Inc.	953	128,931
Philip Morris International, Inc.	9,796	876,840
Reynolds American, Inc.	2,244	91,622

		1,715,097

Airlines — 0.1%
Southwest Airlines Co.	9,966	82,519

Apparel — 0.2%
Nike, Inc. Class B	1,081	120,931
Ralph Lauren Corp.	170	29,286
VF Corp.	350	53,218

		203,435

Auto Manufacturers — 0.2%
Ford Motor Co.	14,262	160,875
Paccar, Inc.	634	27,237

		188,112

Automotive & Parts — 0.0%
The Goodyear Tire & Rubber Co. (a)	2,861	31,414
Johnson Controls, Inc.	205	6,554

		37,968

Banks — 2.4%
Banco Santander Chile Sponsored ADR (Chile)	4,100	335,421
Bank of America Corp.	30,342	246,074
Bank of New York Mellon Corp.	2,395	56,642
BB&T Corp.	4,512	144,564
Capital One Financial Corp.	2,875	159,505
Comerica, Inc.	824	26,384

	Number of Shares	Value
Fifth Third Bancorp	5,221	$74,295
First Horizon National Corp.	80	734
Huntington Bancshares, Inc.	4,210	28,165
KeyCorp	7,272	58,467
M&T Bank Corp.	561	48,397
Northern Trust Corp.	1,261	60,011
PNC Financial Services Group, Inc.	2,845	188,680
Regions Financial Corp.	4,343	29,272
State Street Corp.	2,485	114,857
SunTrust Banks, Inc.	500	12,140
U.S. Bancorp	11,929	383,756
Wells Fargo & Co.	29,264	978,296
Zions Bancorp	649	13,233

		2,958,893

Beverages — 1.3%
Brown-Forman Corp. Class B	341	29,445
The Coca-Cola Co.	10,512	802,276
Coca-Cola Enterprises, Inc.	485	14,608
Constellation Brands, Inc. Class A (a)	3,322	71,755
Dr. Pepper Snapple Group, Inc.	1,510	61,276
Molson Coors Brewing Co. Class B	2,836	117,921
PepsiCo, Inc.	7,792	514,272

		1,611,553

Biotechnology — 0.7%
Amgen, Inc.	5,805	412,793
Biogen Idec, Inc. (a)	974	130,526
Celgene Corp. (a)	2,999	218,687
Life Technologies Corp. (a)	871	40,380

		802,386

Building Materials — 0.0%
Masco Corp.	994	13,101

Chemicals — 1.0%
Air Products & Chemicals, Inc.	610	52,149
Airgas, Inc.	193	17,686
CF Industries Holdings, Inc.	855	165,066
The Dow Chemical Co.	4,593	155,611
E.I. du Pont de Nemours & Co.	4,671	249,712
Eastman Chemical Co.	794	42,852
Ecolab, Inc.	24	1,529
International Flavors & Fragrances, Inc.	73	4,395
Monsanto Co.	3,699	281,790
The Mosaic Co.	100	5,282
PPG Industries, Inc.	804	84,613
Praxair, Inc.	694	80,296
The Sherwin-Williams Co.	507	60,982
Sigma-Aldrich Corp.	549	38,924

		1,240,887

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.0%
Alpha Natural Resources, Inc. (a)	162	$2,613
CONSOL Energy, Inc.	257	8,543
Peabody Energy Corp.	459	14,279

		25,435

Commercial Services — 1.1%
Apollo Group, Inc. Class A (a)	1,760	61,987
Automatic Data Processing, Inc.	1,721	95,722
DeVry, Inc.	273	8,777
Donnelley (R.R.) & Sons Co.	1,634	20,441
Equifax, Inc.	436	19,978
H&R Block, Inc.	3,942	57,947
Iron Mountain, Inc.	799	24,266
MasterCard, Inc. Class A	485	219,351
McKesson Corp.	1,441	131,722
Moody’s Corp.	2,535	103,808
Paychex, Inc.	913	28,285
Quanta Services, Inc. (a)	124	2,743
Robert Half International, Inc.	335	9,983
SAIC, Inc.	7,586	92,246
Total System Services, Inc.	5,921	139,262
Visa, Inc. Class A	2,330	286,543
Western Union Co.	2,707	49,755

		1,352,816

Computers — 4.3%
Accenture PLC Class A	5,100	331,245
Apple, Inc. (a)	5,038	2,943,401
Cognizant Technology Solutions Corp. Class A (a)	59	4,326
Computer Sciences Corp.	1,075	30,165
Dell, Inc. (a)	12,594	206,164
EMC Corp/MA. (a)	6,753	190,502
Hewlett-Packard Co.	4,563	112,980
International Business Machines Corp.	5,310	1,099,595
Lexmark International, Inc. Class A	2,204	66,340
NetApp, Inc. (a)	209	8,115
SanDisk Corp. (a)	750	27,758
Teradata Corp. (a)	998	69,640
Western Digital Corp. (a)	3,231	125,395

		5,215,626

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	1,409	30,434
Colgate-Palmolive Co.	2,543	251,605
The Estee Lauder Cos., Inc. Class A	296	19,344
The Procter & Gamble Co.	9,233	587,588

		888,971

Distribution & Wholesale — 0.1%
Fastenal Co.	370	17,324
Genuine Parts Co.	936	60,634
W.W. Grainger, Inc.	294	61,099

		139,057

	Number of Shares	Value
Diversified Financial — 2.4%
American Express Co.	5,888	$354,516
Ameriprise Financial, Inc.	1,195	64,781
BlackRock, Inc.	500	95,790
The Charles Schwab Corp.	122	1,745
Citigroup, Inc.	10,184	336,479
CME Group, Inc.	171	45,455
Discover Financial Services	4,295	145,600
E*TRADE Financial Corp. (a)	93	989
Federated Investors, Inc. Class B	361	7,971
Franklin Resources, Inc.	676	84,845
The Goldman Sachs Group, Inc.	2,798	322,190
IntercontinentalExchange, Inc. (a)	184	24,479
Invesco Ltd.	2,323	57,703
JP Morgan Chase & Co.	25,565	1,098,784
Legg Mason, Inc.	347	9,046
Morgan Stanley	5,096	88,059
The NASDAQ OMX Group, Inc. (a)	722	17,740
NYSE Euronext	236	6,077
SLM Corp.	4,818	71,451
T. Rowe Price Group, Inc.	1,286	81,166

		2,914,866

Electric — 1.7%
The AES Corp. (a)	4,577	57,304
Ameren Corp.	2,272	74,499
American Electric Power Co., Inc.	3,096	120,249
CenterPoint Energy, Inc.	2,235	45,169
CMS Energy Corp.	1,610	37,014
Consolidated Edison, Inc.	1,509	89,710
Dominion Resources, Inc.	1,262	65,864
DTE Energy Co.	912	51,419
Duke Energy Corp.	5,670	121,508
Edison International	1,534	67,511
Entergy Corp.	811	53,169
Exelon Corp.	4,723	184,244
FirstEnergy Corp.	2,266	106,094
Integrys Energy Group, Inc.	361	19,725
NextEra Energy, Inc.	2,336	150,322
Northeast Utilities	1,022	37,579
NRG Energy, Inc. (a)	1,320	22,440
Pepco Holdings, Inc.	998	18,882
PG&E Corp.	1,823	80,540
Pinnacle West Capital Corp.	650	31,427
PPL Corp.	4,884	133,577
Progress Energy, Inc.	340	18,095
Public Service Enterprise Group, Inc.	3,009	93,730
SCANA Corp.	272	12,545
The Southern Co.	5,734	263,420
TECO Energy, Inc.	798	14,380
Wisconsin Energy Corp.	1,096	40,377
Xcel Energy, Inc.	2,845	76,986

		2,087,779

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	543	$28,529
Molex, Inc.	1,409	38,875

		67,404

Electronics — 0.1%
Agilent Technologies, Inc.	1,673	70,567
Amphenol Corp. Class A	36	2,093
FLIR Systems, Inc.	235	5,278
Jabil Circuit, Inc.	502	11,772
PerkinElmer, Inc.	524	14,462
TE Connectivity Ltd.	1,100	40,106
Waters Corp. (a)	60	5,047

		149,325

Engineering & Construction — 0.1%
Fluor Corp.	947	54,689
Jacobs Engineering Group, Inc. (a)	924	40,499

		95,188

Entertainment — 0.1%
International Game Technology	4,610	71,824

Environmental Controls — 0.2%
Republic Services, Inc.	5,387	147,442
Stericycle, Inc. (a)	87	7,534
Waste Management, Inc.	3,345	114,399

		269,375

Foods — 1.0%
Campbell Soup Co.	2,765	93,540
ConAgra Foods, Inc.	3,284	84,793
Dean Foods Co. (a)	10,210	125,379
General Mills, Inc.	1,394	54,213
H.J. Heinz Co.	1,835	97,824
The Hershey Co.	419	28,077
Hormel Foods Corp.	994	28,886
The J.M. Smucker Co.	34	2,707
Kellogg Co.	835	42,226
Kraft Foods, Inc. Class A	6,421	256,005
The Kroger Co.	4,334	100,852
McCormick & Co., Inc.	73	4,081
Safeway, Inc.	6,921	140,704
Sara Lee Corp.	1,183	26,073
SUPERVALU, Inc.	7,634	45,346
Sysco Corp.	66	1,907
Tyson Foods, Inc. Class A	2,520	45,990
Whole Foods Market, Inc.	336	27,912

		1,206,515

Forest Products & Paper — 0.1%
International Paper Co.	2,707	90,170
MeadWestvaco Corp.	907	28,861

		119,031

	Number of Shares	Value
Gas — 0.1%
AGL Resources, Inc.	16	$631
NiSource, Inc.	372	9,170
Sempra Energy	1,202	77,817

		87,618

Hand & Machine Tools — 0.1%
Snap-on, Inc.	85	5,316
Stanley Black & Decker, Inc.	842	61,601

		66,917

Health Care – Products — 1.4%
Baxter International, Inc.	2,622	145,285
Becton, Dickinson & Co.	702	55,072
Boston Scientific Corp. (a)	3,321	20,789
C.R. Bard, Inc.	574	56,803
CareFusion Corp. (a)	448	11,608
Covidien PLC	2,200	121,506
Intuitive Surgical, Inc. (a)	114	65,915
Johnson & Johnson	12,899	839,596
Medtronic, Inc.	5,069	193,636
St. Jude Medical, Inc.	898	34,770
Stryker Corp.	1,059	57,790
Varian Medical Systems, Inc. (a)	174	11,035
Zimmer Holdings, Inc.	1,124	70,733

		1,684,538

Health Care – Services — 0.8%
Aetna, Inc.	2,594	114,240
Cigna Corp.	859	39,712
Coventry Health Care, Inc.	1,776	53,262
DaVita, Inc. (a)	373	33,040
Humana, Inc.	1,155	93,185
Laboratory Corporation of America Holdings (a)	161	14,150
Quest Diagnostics, Inc.	635	36,633
Tenet Healthcare Corp. (a)	517	2,683
Thermo Fisher Scientific, Inc.	1,598	88,929
UnitedHealth Group, Inc.	7,181	403,213
WellPoint, Inc.	1,858	126,010

		1,005,057

Holding Company – Diversified — 0.0%
Leucadia National Corp.	936	23,269

Home Builders — 0.0%
D.R. Horton, Inc.	559	9,140
PulteGroup, Inc. (a)	3,574	35,168

		44,308

Home Furnishing — 0.1%
Harman International Industries, Inc.	474	23,501
Whirlpool Corp.	954	61,075

		84,576

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.1%
Avery Dennison Corp.	82	$2,622
Beam, Inc.	873	49,569
The Clorox Co.	447	31,335
Kimberly-Clark Corp.	1,160	91,025

		174,551

Housewares — 0.0%
Newell Rubbermaid, Inc.	183	3,331

Insurance — 1.9%
ACE Ltd.	2,500	189,925
Aflac, Inc.	1,545	69,587
The Allstate Corp.	3,286	109,522
American International Group, Inc. (a)	2,011	68,434
Aon PLC	1,236	64,025
Assurant, Inc.	2,410	97,219
Berkshire Hathaway, Inc. Class B (a)	5,833	469,265
The Chubb Corp.	1,664	121,589
Cincinnati Financial Corp.	724	25,789
Genworth Financial, Inc. Class A (a)	3,655	21,967
The Hartford Financial Services Group, Inc.	3,890	79,940
Lincoln National Corp.	2,858	70,793
Loews Corp.	934	38,415
Marsh & McLennan Cos., Inc.	2,130	71,249
MetLife, Inc.	7,129	256,858
Principal Financial Group, Inc.	1,635	45,240
The Progressive Corp.	3,234	68,884
Prudential Financial, Inc.	3,635	220,063
Torchmark Corp.	920	44,813
The Travelers Cos., Inc.	2,263	145,556
Unum Group	2,235	53,059
XL Group PLC	1,197	25,747

		2,357,939

Internet — 1.3%
Akamai Technologies, Inc. (a)	310	10,106
Amazon.com, Inc. (a)	6	1,392
eBay, Inc. (a)	4,165	170,973
Expedia, Inc.	4,273	182,158
F5 Networks, Inc. (a)	420	56,251
Google, Inc. Class A (a)	1,284	777,115
Netflix, Inc. (a)	216	17,310
Priceline.com, Inc. (a)	254	193,248
Symantec Corp. (a)	4,279	70,689
TripAdvisor, Inc. (a)	73	2,738
VeriSign, Inc.	1,089	44,769
Yahoo!, Inc. (a)	2,534	39,379

		1,566,128

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	119	5,110
Cliffs Natural Resources, Inc.	660	41,091
Nucor Corp.	261	10,234

	Number of Shares	Value
United States Steel Corp.	67	$1,898

		58,333

Leisure Time — 0.1%
Carnival Corp.	473	15,368
Harley-Davidson, Inc.	1,408	73,681

		89,049

Lodging — 0.2%
Marriott International, Inc. Class A	1,413	55,234
Starwood Hotels & Resorts Worldwide, Inc.	60	3,552
Wyndham Worldwide Corp.	2,622	131,991
Wynn Resorts Ltd.	549	73,237

		264,014

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	2,830	290,839
Ingersoll-Rand PLC	1,300	55,276
Joy Global, Inc.	100	7,077

		353,192

Machinery – Diversified — 0.3%
Cummins, Inc.	1,633	189,150
Deere & Co.	581	47,851
Eaton Corp.	508	24,475
Flowserve Corp.	7	805
Rockwell Automation, Inc.	236	18,252
Roper Industries, Inc.	574	58,491
Xylem, Inc.	701	19,544

		358,568

Manufacturing — 2.1%
3M Co.	3,725	332,866
Cooper Industries PLC	400	25,028
Danaher Corp.	972	52,702
Dover Corp.	503	31,518
General Electric Co.	73,386	1,436,898
Honeywell International, Inc.	4,775	289,652
Illinois Tool Works, Inc.	1,060	60,823
Leggett & Platt, Inc.	695	15,130
Pall Corp.	461	27,480
Parker Hannifin Corp.	960	84,182
Textron, Inc.	3,885	103,496
Tyco International Ltd.	1,900	106,647

		2,566,422

Media — 1.6%
Cablevision Systems Corp. Class A	3,200	47,424
CBS Corp. Class B	3,470	115,724
Comcast Corp. Class A	14,981	454,374
DIRECTV Class A (a)	2,686	132,339
Discovery Communications, Inc. Series A (a)	600	32,652
Gannett Co., Inc.	11,407	157,645
The McGraw-Hill Cos., Inc.	1,209	59,447

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class A	11,821	$231,692
Scripps Networks Interactive Class A	524	26,315
Time Warner Cable, Inc.	2,168	174,416
Time Warner, Inc.	4,488	168,120
Viacom, Inc. Class B	2,990	138,706
The Walt Disney Co.	3,582	154,420
The Washington Post Co. Class B	91	34,413

		1,927,687

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	9	1,587

Mining — 0.3%
Alcoa, Inc.	9,446	91,910
Freeport-McMoRan Copper & Gold, Inc.	7,148	273,768
Newmont Mining Corp.	584	27,828
Titanium Metals Corp.	73	1,078
Vulcan Materials Co.	498	21,319

		415,903

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	2,299	39,382
Xerox Corp.	7,973	62,030

		101,412

Oil & Gas — 4.8%
Anadarko Petroleum Corp.	717	52,492
Apache Corp.	1,558	149,475
Cabot Oil & Gas Corp.	396	13,915
Chesapeake Energy Corp.	398	7,339
Chevron Corp.	12,500	1,332,000
ConocoPhillips	9,810	702,690
Denbury Resources, Inc. (a)	1,485	28,274
Devon Energy Corp.	717	50,082
Diamond Offshore Drilling, Inc.	885	60,667
EOG Resources, Inc.	91	9,993
EQT Corp.	69	3,438
Exxon Mobil Corp.	24,929	2,152,370
Helmerich & Payne, Inc.	540	27,751
Hess Corp.	747	38,949
Marathon Oil Corp.	3,885	113,986
Marathon Petroleum Corp.	3,742	155,705
Murphy Oil Corp.	922	50,682
Nabors Industries Ltd. (a)	8,699	144,838
Newfield Exploration Co. (a)	100	3,590
Noble Corp. (a)	800	30,448
Noble Energy, Inc.	423	42,012
Occidental Petroleum Corp.	4,830	440,593
Pioneer Natural Resources Co.	143	16,562
QEP Resources, Inc.	98	3,019
Range Resources Corp.	99	6,599
Rowan Companies, Inc. (a)	309	10,670
Southwestern Energy Co. (a)	300	9,474
Sunoco, Inc.	785	38,693

	Number of Shares	Value
Tesoro Corp. (a)	1,086	$25,249
Valero Energy Corp.	2,810	69,407
WPX Energy, Inc. (a)	677	11,895

		5,802,857

Oil & Gas Services — 0.3%
Baker Hughes, Inc.	674	29,730
Cameron International Corp. (a)	37	1,896
FMC Technologies, Inc. (a)	272	12,784
Halliburton Co.	2,271	77,714
National Oilwell Varco, Inc.	2,809	212,810
Schlumberger Ltd.	895	66,355

		401,289

Packaging & Containers — 0.2%
Ball Corp.	4,220	176,227
Bemis Co., Inc.	177	5,733
Owens-Illinois, Inc. (a)	322	7,487
Sealed Air Corp.	247	4,737

		194,184

Pharmaceuticals — 3.3%
Abbott Laboratories	9,504	589,818
Allergan, Inc.	761	73,056
AmerisourceBergen Corp.	3,860	143,631
Bristol-Myers Squibb Co.	12,312	410,851
Cardinal Health, Inc.	1,955	82,638
DENTSPLY International, Inc.	261	10,717
Eli Lilly & Co.	7,707	318,993
Express Scripts Holding Co. (a)	3,445	192,197
Forest Laboratories, Inc. (a)	1,234	42,980
Gilead Sciences, Inc. (a)	4,126	214,593
Hospira, Inc. (a)	24	843
Mead Johnson Nutrition Co.	624	53,389
Merck & Co., Inc.	17,329	679,990
Mylan, Inc. (a)	859	18,649
Patterson Cos., Inc.	661	22,533
Perrigo Co.	250	26,225
Pfizer, Inc.	49,757	1,140,928
Watson Pharmaceuticals, Inc. (a)	361	27,205

		4,049,236

Pipelines — 0.5%
El Paso Corp.	6,525	193,597
ONEOK, Inc.	400	34,356
Spectra Energy Corp.	2,471	75,958
The Williams Cos., Inc.	9,133	310,796

		614,707

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	1,843

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	1,798	117,913
Apartment Investment & Management Co. Class A	64	1,738

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AvalonBay Communities, Inc.	204	$29,662
Boston Properties, Inc.	347	37,563
Equity Residential	1,401	86,077
HCP, Inc.	1,676	69,470
Health Care REIT, Inc.	974	55,187
Host Hotels & Resorts, Inc.	130	2,163
Kimco Realty Corp.	1,410	27,368
Plum Creek Timber Co., Inc.	673	28,293
Prologis, Inc.	1,416	50,664
Public Storage	597	85,526
Simon Property Group, Inc.	1,594	248,026
Ventas, Inc.	836	49,148
Vornado Realty Trust	565	48,500
Weyerhaeuser Co.	77	1,568

		938,866

Retail — 3.7%
Abercrombie & Fitch Co. Class A	127	6,372
AutoNation, Inc. (a)	120	4,150
AutoZone, Inc. (a)	216	85,571
Bed Bath & Beyond, Inc. (a)	1,473	103,684
Best Buy Co., Inc.	4,708	103,906
Big Lots, Inc. (a)	470	17,221
CarMax, Inc. (a)	100	3,087
Chipotle Mexican Grill, Inc. (a)	70	28,990
Coach, Inc.	3,158	231,039
Costco Wholesale Corp.	1,998	176,164
CVS Caremark Corp.	6,913	308,458
Darden Restaurants, Inc.	173	8,664
Dollar Tree, Inc. (a)	1,060	107,760
Family Dollar Stores, Inc.	47	3,175
GameStop Corp. Class A	5,361	122,016
The Gap, Inc.	1,905	54,292
The Home Depot, Inc.	12,210	632,356
J.C. Penney Co., Inc.	296	10,674
Kohl’s Corp.	1,461	73,240
Limited Brands, Inc.	2,060	102,382
Lowe’s Cos., Inc.	7,929	249,526
Macy’s, Inc.	3,440	141,109
McDonald’s Corp.	4,265	415,624
Nordstrom, Inc.	711	39,716
O’Reilly Automotive, Inc. (a)	1,274	134,356
Ross Stores, Inc.	1,596	98,298
Sears Holdings Corp. (a)	11	592
Staples, Inc.	2,783	42,858
Starbucks Corp.	2,095	120,211
Target Corp.	3,267	189,290
Tiffany & Co.	11	753
The TJX Cos., Inc.	3,940	164,337
Urban Outfitters, Inc. (a)	60	1,738
Wal-Mart Stores, Inc.	8,053	474,402
Walgreen Co.	1,906	66,824
Yum! Brands, Inc.	2,636	191,716

		4,514,551

	Number of Shares	Value
Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	35	$247
People’s United Financial, Inc.	1,059	13,068

		13,315

Semiconductors — 1.8%
Advanced Micro Devices, Inc. (a)	11,590	85,302
Altera Corp.	197	7,007
Analog Devices, Inc.	1,459	56,872
Applied Materials, Inc.	5,767	69,146
Broadcom Corp. Class A (a)	2,524	92,378
Intel Corp.	39,111	1,110,752
KLA-Tencor Corp.	3,098	161,561
Linear Technology Corp.	2,781	90,967
LSI Corp. (a)	20,626	165,833
Microchip Technology, Inc.	124	4,382
Micron Technology, Inc. (a)	1,233	8,126
Novellus Systems, Inc. (a)	2,190	102,383
NVIDIA Corp. (a)	1,785	23,205
Teradyne, Inc. (a)	580	9,982
Texas Instruments, Inc.	945	30,183
Xilinx, Inc.	3,261	118,635

		2,136,714

Software — 2.4%
Adobe Systems, Inc. (a)	2,705	90,780
Autodesk, Inc. (a)	547	21,535
BMC Software, Inc. (a)	822	33,916
CA, Inc.	3,985	105,284
Cerner Corp. (a)	700	56,763
Citrix Systems, Inc. (a)	645	55,218
The Dun & Bradstreet Corp.	549	42,701
Electronic Arts, Inc. (a)	886	13,627
Fidelity National Information Services, Inc.	1,260	42,424
Fiserv, Inc. (a)	747	52,507
Intuit, Inc.	1,089	63,129
Microsoft Corp.	49,541	1,586,303
Oracle Corp.	23,388	687,373
Red Hat, Inc. (a)	724	43,158
Salesforce.com, Inc. (a)	55	8,565

		2,903,283

Telecommunications — 2.6%
AT&T, Inc.	30,870	1,015,932
CenturyLink, Inc.	654	25,218
Cisco Systems, Inc.	43,024	866,933
Corning, Inc.	2,774	39,807
Crown Castle International Corp. (a)	800	45,288
Frontier Communications Corp.	3,570	14,423
Harris Corp.	554	25,229
JDS Uniphase Corp. (a)	1,404	17,059
Juniper Networks, Inc. (a)	648	13,887
MetroPCS Communications, Inc. (a)	765	5,584

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Motorola Mobility Holdings, Inc. (a)	1,117	$43,362
Motorola Solutions, Inc.	1,534	78,280
QUALCOMM, Inc.	5,588	356,738
Sprint Nextel Corp. (a)	3,787	9,392
Verizon Communications, Inc.	15,132	611,030
Windstream Corp.	51	573

		3,168,735

Textiles — 0.0%
Cintas Corp.	49	1,919

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	447	16,423
Mattel, Inc.	3,461	116,289

		132,712

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	154	9,200
CSX Corp.	5,373	119,872
Expeditors International of Washington, Inc.	84	3,360
FedEx Corp.	1,086	95,829
Norfolk Southern Corp.	1,573	114,719
Ryder System, Inc.	274	13,349
Union Pacific Corp.	2,180	245,119
United Parcel Service, Inc. Class B	4,615	360,616

		962,064

TOTAL COMMON STOCK (Cost $57,737,779)		63,984,912

PREFERRED STOCK — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	5	10

TOTAL PREFERRED STOCK (Cost $12)		10

TOTAL EQUITIES (Cost $57,737,791)		63,984,922

	Principal Amount
BONDS & NOTES — 34.2%

CORPORATE DEBT — 11.8%
Advertising — 0.1%
Omnicom Group, Inc. 3.625% 5/01/22	$35,000	35,029
WPP Finance (b) 4.750% 11/21/21	20,000	21,287
WPP Finance 8.000% 9/15/14	90,000	103,340

		159,656

	Principal Amount	Value
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	$50,000	$58,142
Goodrich Corp. 6.125% 3/01/19	20,000	24,126
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,312
L-3 Communications Corp. 6.375% 10/15/15	100,000	102,375
United Technologies Corp. 6.125% 7/15/38	15,000	18,730

		208,685

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,467

Banks — 0.8%
Associated Banc-Corp. 5.125% 3/28/16	75,000	79,401
Bank of America Corp. 3.625% 3/17/16	55,000	54,790
Bank of America Corp. 4.500% 4/01/15	35,000	36,177
Bank of America Corp. 5.875% 2/07/42	40,000	39,530
Bank of America Corp. Series L 5.650% 5/01/18	60,000	63,458
Barclays Bank PLC 6.750% 5/22/19	50,000	57,564
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,195
Capital One Financial Corp. 7.375% 5/23/14	35,000	38,783
Credit Suisse AG 5.400% 1/14/20	70,000	72,149
Credit Suisse New York 5.500% 5/01/14	35,000	37,617
First Horizon National Corp. 5.375% 12/15/15	65,000	69,268
ICICI Bank Ltd. (b) 4.750% 11/25/16	45,000	44,525
ICICI Bank Ltd./Bahrain (b) 5.500% 3/25/15	70,000	72,544
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	65,000	67,075
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	61,834
UBS AG 5.750% 4/25/18	55,000	60,467
Wachovia Corp. 5.750% 6/15/17	5,000	5,830
Wells Fargo & Co. 3.625% 4/15/15	40,000	42,721

		933,928

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.0%
Molson Coors Brewing Co. (e) 5.000% 5/01/42	$15,000	$15,308

Biotechnology — 0.1%
Amgen, Inc. 3.875% 11/15/21	65,000	68,334
Amgen, Inc. 5.150% 11/15/41	45,000	46,897

		115,231

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	10,000	11,875
Lafarge SA (b) 6.200% 7/09/15	125,000	132,452
Masco Corp. 7.125% 8/15/13	45,000	47,615
Masco Corp. 7.125% 3/15/20	10,000	10,817
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,407

		215,166

Chemicals — 0.2%
Ashland, Inc. 9.125% 6/01/17	10,000	11,100
Braskem Finance Ltd. (b) 5.750% 4/15/21	45,000	46,827
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,739
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,890
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	6,206
Ecolab, Inc. 4.350% 12/08/21	15,000	16,357
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	76,463
Methanex Corp. 5.250% 3/01/22	5,000	5,200
RPM International, Inc. 6.250% 12/15/13	70,000	74,636
Valspar Corp. 7.250% 6/15/19	25,000	29,605

		305,023

Coal — 0.0%
CONSOL Energy, Inc. 8.250% 4/01/20	10,000	10,500

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	57,575
Deluxe Corp. 7.375% 6/01/15	20,000	20,350

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	$30,000	$30,450
ERAC USA Finance Co. (b) 6.700% 6/01/34	35,000	38,803

		147,178

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	10,000	10,500
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,462
HP Enterprise Services LLC Series B 6.000% 8/01/13	90,000	95,478
International Business Machines Corp. 5.600% 11/30/39	30,000	37,628

		149,068

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	13,043

Diversified Financial — 1.9%
American Express Co. 6.150% 8/28/17	50,000	59,251
American Express Co. 7.250% 5/20/14	25,000	27,897
American Express Co. 8.125% 5/20/19	30,000	39,734
American General Finance Corp. 6.500% 9/15/17	50,000	40,500
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	72,989
BlackRock, Inc. 5.000% 12/10/19	20,000	23,090
BlackRock, Inc. 6.250% 9/15/17	45,000	54,708
Citigroup, Inc. 5.375% 8/09/20	50,000	53,721
Citigroup, Inc. 5.500% 10/15/14	40,000	42,626
Citigroup, Inc. 5.500% 2/15/17	115,000	120,643
Citigroup, Inc. 5.875% 5/29/37	5,000	5,198
Citigroup, Inc. 5.875% 1/30/42	20,000	21,276
Citigroup, Inc. 6.375% 8/12/14	80,000	86,272
Citigroup, Inc. 8.125% 7/15/39	15,000	19,543
Citigroup, Inc. 8.500% 5/22/19	35,000	43,487
Eaton Vance Corp. 6.500% 10/02/17	20,000	22,870

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.875% 1/15/15	$245,000	$253,914
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	28,622
General Electric Capital Corp. 4.625% 1/07/21	50,000	54,235
General Electric Capital Corp. 5.300% 2/11/21	65,000	71,575
General Electric Capital Corp. 6.000% 8/07/19	30,000	35,456
General Electric Capital Corp. 6.875% 1/10/39	55,000	69,628
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	46,691
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	36,602
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	41,768
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	18,652
HSBC Finance Corp. 6.676% 1/15/21	30,000	32,400
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	53,767
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	89,003
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	42,608
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	76,870
JP Morgan Chase Capital XXV 6.800% 10/01/37	15,000	15,075
Lazard Group LLC 6.850% 6/15/17	75,000	82,823
Lazard Group LLC 7.125% 5/15/15	95,000	103,320
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	22,148
Morgan Stanley 3.800% 4/29/16	30,000	29,336
Morgan Stanley 4.200% 11/20/14	130,000	130,396
Morgan Stanley 5.450% 1/09/17	60,000	60,958
Morgan Stanley 5.625% 9/23/19	50,000	49,403
SLM Corp. 5.000% 10/01/13	65,000	66,462
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	16,020

		2,261,537

	Principal Amount	Value
Electric — 0.7%
Ameren Corp. 8.875% 5/15/14	$70,000	$78,998
CMS Energy Corp. 2.750% 5/15/14	10,000	10,047
CMS Energy Corp. 5.050% 2/15/18	80,000	84,671
CMS Energy Corp. 6.250% 2/01/20	10,000	11,020
IPALCO Enterprises, Inc. 5.000% 5/01/18	20,000	19,900
Kansas Gas & Electric Co. 5.647% 3/29/21	65,958	72,102
LG&E and KU Energy LLC (b) 4.375% 10/01/21	60,000	63,363
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	84,446
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	18,313	18,679
Nevada Power Co. Series N 6.650% 4/01/36	20,000	26,226
NiSource Finance Corp. 5.800% 2/01/42	40,000	43,526
NRG Energy, Inc. 8.500% 6/15/19	40,000	40,800
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,941
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	18,999
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,214
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	53,670	52,872
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	63,686	69,963
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	40,172
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	58,428

		830,367

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	135,525

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	20,000	20,484
Amphenol Corp. 4.750% 11/15/14	20,000	21,682
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	49,654

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PerkinElmer, Inc. (b) 5.000% 11/15/21	$30,000	$31,653

		123,473

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	25,000	27,045
Peninsula Gaming LLC 8.375% 8/15/15	60,000	63,337

		90,382

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	30,000	32,555
Republic Services, Inc. 5.250% 11/15/21	5,000	5,821
Xylem, Inc. (b) 3.550% 9/20/16	40,000	41,628
Xylem, Inc. (b) 4.875% 10/01/21	20,000	21,778

		101,782

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	47,729
Kraft Foods, Inc. 4.125% 2/09/16	60,000	65,605
Kraft Foods, Inc. 6.500% 2/09/40	20,000	25,151
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	30,954
Ralcorp Holdings, Inc. 6.625% 8/15/39	55,000	57,242

		226,681

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	21,351
International Paper Co. 7.300% 11/15/39	25,000	30,934
International Paper Co. 9.375% 5/15/19	15,000	20,047
The Mead Corp. 7.550% 3/01/47	50,000	50,868
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,562

		148,762

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	10,382

Health Care – Products — 0.2%
Boston Scientific Corp. 4.500% 1/15/15	140,000	150,499

	Principal Amount	Value
Boston Scientific Corp. 6.000% 1/15/20	$35,000	$40,872
Johnson & Johnson 5.850% 7/15/38	10,000	13,105

		204,476

Health Care – Services — 0.3%
Apria Healthcare Group, Inc. 11.250% 11/01/14	130,000	135,200
Cigna Corp. 2.750% 11/15/16	40,000	40,838
Cigna Corp. 5.125% 6/15/20	20,000	22,346
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,373
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	18,643
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,097
UnitedHealth Group, Inc. 6.875% 2/15/38	20,000	26,794
WellPoint, Inc. 4.350% 8/15/20	60,000	66,293

		332,584

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	50,752
Leucadia National Corp. 7.750% 8/15/13	350,000	368,812

		419,564

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	5,000	5,223

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	22,458

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,547

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	40,000	46,889

Insurance — 0.5%
Aflac, Inc. 8.500% 5/15/19	25,000	33,035
The Allstate Corp. 5.550% 5/09/35	30,000	33,522
The Allstate Corp. 7.450% 5/16/19	10,000	12,793
American International Group, Inc. 3.000% 3/20/15	50,000	50,860

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American International Group, Inc. 3.650% 1/15/14	$10,000	$10,215
CNA Financial Corp. 7.350% 11/15/19	40,000	47,454
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	62,238
Lincoln National Corp. 4.300% 6/15/15	20,000	21,340
Lincoln National Corp. 8.750% 7/01/19	50,000	63,958
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	49,407
MetLife, Inc. Series A 6.817% 8/15/18	10,000	12,357
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,856
Prudential Financial, Inc. 3.875% 1/14/15	45,000	47,473
Prudential Financial, Inc. 4.500% 11/15/20	25,000	26,707
Prudential Financial, Inc. 4.750% 9/17/15	75,000	81,492
Prudential Financial, Inc. 6.200% 11/15/40	15,000	16,762
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	31,723

		640,192

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	73,469

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	50,994

Iron & Steel — 0.3%
Allegheny Technologies, Inc. 5.950% 1/15/21	35,000	38,790
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	31,596
ArcelorMittal 3.750% 8/05/15	50,000	50,703
ArcelorMittal 5.250% 8/05/20	60,000	59,225
ArcelorMittal 9.000% 2/15/15	115,000	131,761
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	60,422
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	56,394

		428,891

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	59,672

	Principal Amount	Value
Marriott International, Inc. 5.810% 11/10/15	$15,000	$16,880
Marriott International, Inc. 6.200% 6/15/16	180,000	208,561
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,290
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	14,992
Wyndham Worldwide Corp. 4.250% 3/01/22	25,000	25,147
Wynn Las Vegas LLC 7.750% 8/15/20	15,000	16,575

		350,117

Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	48,914
Tyco Electronics Group SA 6.550% 10/01/17	40,000	47,790

		96,704

Media — 0.3%
CBS Corp. 7.875% 7/30/30	40,000	52,738
Comcast Corp. 6.400% 5/15/38	35,000	42,445
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,067
News America, Inc. 6.900% 8/15/39	25,000	29,479
Scholastic Corp. 5.000% 4/15/13	80,000	81,200
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	31,148
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	30,145
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	13,025
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	13,204
Time Warner, Inc. 4.700% 1/15/21	35,000	38,804
Time Warner, Inc. 6.100% 7/15/40	25,000	28,473
Time Warner, Inc. 6.250% 3/29/41	5,000	5,815
Viacom, Inc. 6.250% 4/30/16	40,000	46,841

		419,384

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	27,232

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.2%
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	$50,000	$51,508
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	68,555
Teck Resources Ltd. 10.750% 5/15/19	5,000	6,188
Vale Overseas Ltd. 6.250% 1/23/17	65,000	74,879
Vale Overseas Ltd. 6.875% 11/10/39	15,000	18,007
Xstrata Canada Financial Corp. (b) 2.850% 11/10/14	50,000	51,185

		270,322

Office Equipment/Supplies — 0.0%
Xerox Corp. 4.250% 2/15/15	30,000	31,971

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	75,000	78,406

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	35,569
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	7,775
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	78,075
ConocoPhillips 6.500% 2/01/39	20,000	27,034
Devon Energy Corp. 5.600% 7/15/41	40,000	45,922
EQT Corp. 4.875% 11/15/21	25,000	25,496
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	46,687
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	43,792
Nexen, Inc. 7.500% 7/30/39	5,000	6,125
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,875
Petrobras International Finance Co. 3.875% 1/27/16	45,000	47,108
Petrobras International Finance Co. 5.375% 1/27/21	50,000	54,771
Petrobras International Finance Co. 6.750% 1/27/41	20,000	24,020
Petroleos Mexicanos 5.500% 1/21/21	60,000	66,780
Phillips 66 (b) 4.300% 4/01/22	20,000	20,860

	Principal Amount	Value
Phillips 66 (b) 5.875% 5/01/42	$20,000	$21,125
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	55,503
Rowan Cos., Inc. 5.000% 9/01/17	30,000	32,379
Shell International Finance BV 5.500% 3/25/40	15,000	18,734
Tesoro Corp. 6.500% 6/01/17	50,000	51,625
Transocean, Inc. 5.050% 12/15/16	40,000	43,435
Valero Energy Corp. 6.125% 2/01/20	40,000	46,521

		805,211

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	46,325
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	29,000	31,175
Weatherford International Ltd. 4.500% 4/15/22	25,000	25,804
Weatherford International Ltd. 5.950% 4/15/42	20,000	20,740

		124,044

Packaging & Containers — 0.1%
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	46,384
Sonoco Products Co. 4.375% 11/01/21	25,000	26,282

		72,666

Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	55,000	66,751
McKesson Corp. 4.750% 3/01/21	30,000	34,559
McKesson Corp. 6.000% 3/01/41	30,000	38,741
Merck & Co., Inc. 5.850% 6/30/39	10,000	13,069
Mylan, Inc. (b) 7.625% 7/15/17	10,000	11,075
Pfizer, Inc. 7.200% 3/15/39	35,000	51,746
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	30,731

		246,672

Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	44,090

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$25,000	$27,420
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	23,395
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,469
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,019
Enogex LLC (b) 6.875% 7/15/14	120,000	130,056
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,578
Enterprise Products Operating LP 5.950% 2/01/41	55,000	62,835
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	43,266
Kern River Funding Corp. (b) 4.893% 4/30/18	104,367	115,470
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	29,060
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	28,212
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,899
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,750
NGPL PipeCo LLC (b) 6.514% 12/15/12	100,000	99,643
ONEOK Partners LP 3.250% 2/01/16	25,000	26,389
ONEOK Partners LP 6.125% 2/01/41	55,000	63,093
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	75,000	76,875
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	45,000	43,988
Southern Natural Gas Co LLC (b) 5.900% 4/01/17	55,000	62,741
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	38,169
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	76,255
Williams Partners LP 5.250% 3/15/20	75,000	84,256

		1,176,928

Real Estate — 0.0%
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	25,163

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 3.700% 11/15/18	20,000	20,812

	Principal Amount	Value
Boston Properties LP 4.125% 5/15/21	$30,000	$31,406
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	40,865
DDR Corp. 4.750% 4/15/18	15,000	15,541
DDR Corp. 7.875% 9/01/20	15,000	18,014
ERP Operating LP 4.625% 12/15/21	15,000	16,010
UDR, Inc. 4.625% 1/10/22	40,000	41,836
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	19,816

		204,300

Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	10,000	12,042
CVS Pass-Through Trust (b) 5.926% 1/10/34	59,665	66,501
The Home Depot, Inc. 5.950% 4/01/41	30,000	36,889
J.C. Penney Corp., Inc. 5.650% 6/01/20	15,000	14,550
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	33,225
McDonald’s Corp. 6.300% 10/15/37	25,000	33,789
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	43,337

		240,333

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	35,000	38,521
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	158,782
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	4

		197,307

Semiconductors — 0.0%
Applied Materials, Inc. 5.850% 6/15/41	50,000	58,722

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	5,000	5,383

Telecommunications — 0.9%
America Movil SAB de CV 5.000% 3/30/20	25,000	28,243
America Movil SAB de CV 6.125% 3/30/40	30,000	36,028
American Tower Corp. 4.500% 1/15/18	60,000	63,356

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Tower Corp. 5.050% 9/01/20	$75,000	$79,356
AT&T, Inc. 6.500% 9/01/37	65,000	79,676
British Telecom PLC STEP 9.625% 12/15/30	15,000	22,361
CenturyLink, Inc. 5.500% 4/01/13	45,000	46,505
CenturyLink, Inc. 5.800% 3/15/22	10,000	9,914
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,323
CenturyLink, Inc. 7.600% 9/15/39	10,000	9,495
CenturyLink, Inc. 7.650% 3/15/42	10,000	9,485
Cisco Systems, Inc. 5.500% 1/15/40	10,000	11,988
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	20,633
Embarq Corp. 7.082% 6/01/16	30,000	34,097
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,853
Juniper Networks, Inc. 5.950% 3/15/41	35,000	40,291
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,873
Telecom Italia Capital 6.000% 9/30/34	10,000	8,390
Telecom Italia Capital 6.175% 6/18/14	70,000	72,261
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	62,846
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	28,195
Telstra Corp. Ltd. (b) 4.800% 10/12/21	60,000	66,657
Verizon Communications, Inc. 8.750% 11/01/18	30,000	40,979
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	55,256
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	109,000
Windstream Corp. 7.875% 11/01/17	60,000	66,300

		1,066,361

Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	55,000	57,254
Bristow Group, Inc. 7.500% 9/15/17	15,000	15,675

	Principal Amount	Value
Canadian National Railway Co. 5.850% 11/15/17	$30,000	$36,054
Canadian National Railway Co. 6.375% 11/15/37	20,000	26,473
CSX Corp. 7.250% 5/01/27	10,000	12,714
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	23,464
Union Pacific Corp. 4.000% 2/01/21	25,000	27,220

		198,854

Trucking & Leasing — 0.2%
GATX Corp. 3.500% 7/15/16	40,000	41,004
GATX Corp. 4.750% 5/15/15	35,000	37,735
GATX Corp. 8.750% 5/15/14	100,000	113,035

		191,774

TOTAL CORPORATE DEBT (Cost $13,328,545)		14,352,285

MUNICIPAL OBLIGATIONS — 0.3%
Access Group, Inc., Delaware VRN 0.639% 9/01/37	50,000	44,500
Colorado Bridge Enterprise BAB 6.078% 12/01/40	100,000	126,987
State of California 5.950% 4/01/16	35,000	40,333
State of California BAB 7.550% 4/01/39	25,000	32,727
State of Illinois 5.365% 3/01/17	100,000	110,499

		355,046

TOTAL MUNICIPAL OBLIGATIONS (Cost $323,137)		355,046

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (b) 0.520% 7/20/12	100,000	99,530
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.990% 9/15/21	113,283	113,691
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	100,000	100,437

		313,658

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.917% 2/10/51	$160,000	$184,443
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	75,000	88,642
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	84,553
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	51,656
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	22,110	22,091
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	75,000	86,234
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	85,000	92,805
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.006% 12/10/49	50,000	58,258
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	100,000	104,853
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.408% 2/15/41	165,000	81,932
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	100,000	105,672
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	40,000	41,136
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	112,023
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	100,000	106,173
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	105,966

	Principal Amount	Value
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	$40,000	$41,005
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	159,222	162,102
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	35,000	42,275
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.656% 8/15/39	50,000	52,495
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	164,247
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.053% 2/15/51	197,285	197,461
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	90,922	96,281
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	107,125
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	51,668
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (b) 5.824% 11/15/44	25,000	27,988

		2,269,084

Home Equity ABS — 1.0%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.509% 8/25/35	84,021	79,462
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.598% 7/25/35	37,194	34,880
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.609% 11/25/34	50,526	49,481
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.679% 6/25/35	61,207	58,309
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.599% 9/25/35	91,226	77,569
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.619% 11/25/35	28,247	28,163

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.338% 5/25/36	$4,667	$4,630
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.349% 7/25/36	33,073	32,082
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.649% 12/25/33	19,266	18,960
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.468% 9/25/34	16,919	15,958
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.729% 12/25/35	38,593	36,950
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.639% 3/25/35	1,545	1,540
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.479% 1/25/36	34,467	30,958
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.668% 4/25/35	36,690	30,800
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.349% 7/25/37	25,619	25,214
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.408% 8/25/36	40,421	35,864
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.419% 7/25/36	47,471	46,539
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.519% 8/25/45	19,354	19,244
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.709% 8/25/35	25,000	20,806
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.769% 2/25/35	60,000	44,792
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.789% 6/25/35	66,229	53,671
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.974% 6/28/35	84,574	78,922
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.689% 3/25/35	45,000	32,861

	Principal Amount	Value
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.709% 5/25/35	$44,263	$42,271
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.619% 8/25/35	59,572	57,149
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.739% 3/25/35	50,000	42,963
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.869% 2/25/35	25,000	20,382
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.429% 3/25/36	38,781	37,509
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.579% 3/25/36	42,708	41,445
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.599% 8/25/35	25,650	23,605
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.388% 5/25/36	52,498	51,148

		1,174,127

Other ABS — 0.6%
Adams Outdoor Advertising LP, Series 2010-1, Class A (b) 5.438% 12/20/40	98,161	103,172
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	96,818	103,505
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	49,813	50,515
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (d) 1.074% 6/20/14	250,000	197,675
NuCO2 Funding LLC, Series 2008-1, Class A1 (b) 7.250% 6/25/38	100,000	101,650
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	91,108	92,111
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.410% 11/26/21	91,667	86,872

		735,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.621% 8/25/26	$70,960	$68,037
Access Group, Inc., Series 2004-1, Class A4 FRN 1.741% 12/27/32	25,000	20,875
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.483% 3/28/17	33,197	33,132
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.740% 1/25/47	75,000	63,000
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.744% 3/16/20	7,536	7,517
Education Funding Capital Trust I, Series 2003-3, Class A8 FRN 1.739% 12/15/42	100,000	87,445
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.740% 12/15/32	75,000	74,423
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.970% 6/15/43	50,000	43,500
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.279% 1/27/25	312	311
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.279% 6/25/25	11,305	11,279
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.349% 3/25/26	51,000	50,346
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.039% 4/25/46	40,559	40,823
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.637% 7/15/36	100,000	92,454
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.064% 3/15/38	38,976	29,812
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.731% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.731% 12/15/16	50,000	49,984
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 2.741% 9/15/28	50,000	47,250

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 2.741% 6/17/30	$50,000	$49,500
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.370% 12/17/46	75,000	56,250

		975,891

WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	5,446	4,033
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.091% 2/25/34	9,962	8,421
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.732% 8/25/34	10,030	8,300
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.429% 1/19/38	90,645	54,792
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.598% 7/25/35	30,502	28,885
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.349% 5/25/37	95,307	41,366
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.631% 8/25/34	30,245	20,963
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.519% 6/25/36	35,166	35,101
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.488% 8/25/36	29,179	23,986
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.608% 7/25/33	2,294	2,134
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.869% 2/25/34	3,410	3,226
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.608% 2/25/34	152	138
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	84,249	84,670
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	96,284	96,765

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.418% 6/25/46	$176,434	$64,285
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.897% 3/25/34	19,362	16,267
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.558% 4/25/44	47,989	35,233

		528,565

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.489% 11/25/37	49,553	47,039
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.007% 6/25/32	14,288	10,940

		57,979

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,259,379)		6,054,804

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	51,900
Peruvian Government International Bond 6.550% 3/14/37	20,000	26,270
Poland Government International Bond 6.375% 7/15/19	50,000	58,750
Province of Quebec Canada 7.500% 9/15/29	20,000	30,124
Republic of Brazil International Bond 5.625% 1/07/41	65,000	77,350
United Mexican States 5.125% 1/15/20	35,000	40,915
United Mexican States 6.750% 9/27/34	35,000	46,637

		331,946

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $289,162)		331,946

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.3%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	69,562	79,622

	Principal Amount	Value
Pass-Through Securities — 11.2%
Federal Home Loan Mortgage Corp. Pool #Q01704 4.500% 6/01/41	$152,458	$162,773
Pool #Q03086 4.500% 9/01/41	621,814	663,884
Pool #G05253 5.000% 2/01/39	78,313	84,559
Pool #E85389 6.000% 9/01/16	19,994	21,485
Pool #G11431 6.000% 2/01/18	5,724	6,182
Pool #E85015 6.500% 8/01/16	5,346	5,779
Pool #G00729 8.000% 6/01/27	34,976	40,920
Pool #554904 9.000% 3/01/17	119	133
Federal Home Loan Mortgage Corp. TBA Pool #2546 3.500% 6/01/25 (e)	445,000	468,189
Pool #1330 3.500% 9/01/41 (e)	400,000	414,625
Pool #2865 4.000% 4/01/40 (e)	1,375,000	1,450,518
Pool #7190 4.500% 5/01/39 (e)	600,000	639,797
Federal National Mortgage Association Pool #725692 2.285% 10/01/33	37,051	38,907
Pool #888586 2.349% 10/01/34	69,433	73,123
Pool #AI5233 4.000% 9/01/41	88,704	93,832
Pool #586036 6.000% 5/01/16	3,501	3,652
Pool #564594 7.000% 1/01/31	9,048	10,309
Pool #253795 7.000% 5/01/31	14,749	16,811
Pool #507061 7.500% 10/01/29	1,206	1,405
Pool #527761 7.500% 2/01/30	3,819	4,433
Pool #531196 7.500% 2/01/30	1,744	2,036
Pool #534119 7.500% 3/01/30	722	843
Pool #534420 7.500% 3/01/30	1,485	1,733
Pool #253183 7.500% 4/01/30	5,541	6,456

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #529259 7.500% 4/01/30	$2,902	$3,371
Pool #537797 7.500% 4/01/30	555	648
Pool #253265 7.500% 5/01/30	7,615	8,869
Pool #535248 8.000% 4/01/30	350	413
Pool #539460 8.000% 5/01/30	2,149	2,546
Pool #546988 8.000% 7/01/30	3,032	3,362
Pool #190317 8.000% 8/01/31	4,232	5,009
Federal National Mortgage Association TBA Pool #2342 3.000% 10/01/26 (e)	800,000	834,875
Pool #3649 3.500% 9/01/41 (e)	590,000	612,678
Pool #11192 4.000% 6/01/40 (e)	192,000	203,100
Pool #19687 4.500% 6/01/39 (e)	979,000	1,048,218
Pool #29986 5.000% 11/01/36 (e)	400,000	434,438
Pool #45487 5.500% 3/01/35 (e)	1,344,000	1,469,895
Government National Mortgage Association Pool #351528 7.000% 8/15/23	10,769	11,894
Pool #352049 7.000% 10/15/23	2,957	3,360
Pool #588012 7.000% 7/15/32	7,118	8,238
Pool #591581 7.000% 8/15/32	3,172	3,683
Pool #185306 7.500% 4/15/17	4,138	4,507
Pool #199170 7.500% 5/15/17	174	183
Pool #189371 7.500% 6/15/17	1,777	1,942
Government National Mortgage Association TBA Pool #2552 3.500% 8/01/41 (e)	200,000	210,688
Pool #5824 4.000% 8/01/40 (e)	400,000	432,688
Pool #5745 4.500% 7/01/39 (e)	1,685,000	1,843,100

	Principal Amount	Value
Pool #11786 5.000% 5/01/38 (e)	$1,900,000	$2,105,141
Pool #16556 5.500% 2/01/36 (e)	200,000	223,359

		13,688,589

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $13,684,406)		13,768,211

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds & Notes — 5.5%
U.S. Treasury Bond 3.125% 11/15/41	480,000	481,705
U.S. Treasury Bond 4.375% 5/15/40	435,000	545,518
U.S. Treasury Bond 5.375% 2/15/31	325,000	453,674
U.S. Treasury Note 0.250% 12/15/14	2,005,000	2,000,223
U.S. Treasury Note 1.875% 9/30/17	1,485,000	1,558,554
U.S. Treasury Note 2.125% 8/15/21	605,000	620,550
U.S. Treasury Note 2.500% 3/31/13	825,000	842,306
U.S. Treasury Note (f) 3.000% 9/30/16	190,000	209,022

		6,711,552

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,648,171)		6,711,552

TOTAL BONDS & NOTES (Cost $40,532,800)		41,573,844

	Number of Shares
MUTUAL FUNDS — 8.2%
Diversified Financial — 8.2%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	350,678
iShares MSCI Canada Index Fund	30,000	850,800
iShares MSCI EAFE Index Fund	92,900	4,993,375
iShares MSCI Mexico Investable Market Index Fund	16,500	1,020,030
iShares MSCI Turkey Investable Market Index Fund	4,700	243,413
Japan Smaller Capitalization Fund, Inc.	102,734	804,407

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Market Vectors — Russia ETF	8,000	$239,600
Market Vectors Poland ETF	10,010	198,398
Vanguard MSCI Emerging Markets ETF	30,800	1,309,924

		10,010,625

TOTAL MUTUAL FUNDS (Cost $10,824,713)		10,010,625

TOTAL LONG-TERM INVESTMENTS (Cost $109,095,304)		115,569,391

	Principal Amount
SHORT-TERM INVESTMENTS — 15.2%
Commercial Paper — 10.3%
AGL Capital Corp. (b) 0.456% 5/21/12	$1,000,000	999,750
BAT International Finance (b) 0.436% 5/04/12	1,000,000	999,964
British Aerospace Public Ltd. Co. (b) 0.487% 6/11/12	1,000,000	999,453
Centrica PLC (b) 0.640% 6/28/12	1,000,000	998,985
Detroit Edison Co. 0.436% 5/02/12	1,000,000	999,988
FMC Technologies, Inc. (b) 0.497% 7/24/12	1,010,000	1,008,845
Glencore Funding LLC 0.558% 5/11/12	1,000,000	999,847
Nissan Motor Acceptance Corp. (b) 0.446% 5/01/12	800,000	800,000
Omnicom Capital, Inc. (b) 0.436% 5/03/12	750,000	749,982
Pall Corp. (b) 0.436% 5/18/12	1,000,000	999,797
South Carolina Electric & Gas 0.467% 5/09/12	1,000,000	999,898
Spectra Energy Capital LLC (b) 0.477% 5/25/12	1,000,000	999,687
Talisman Energy, Inc. (b) 0.446% 5/07/12	685,000	684,950
Westar Energy, Inc. (b) 0.456% 5/17/12	300,000	299,940

		12,541,086

	Principal Amount	Value
Time Deposits — 4.9%
Euro Time Deposit 0.010% 5/01/12	$6,024,853	$6,024,853

TOTAL SHORT-TERM INVESTMENTS (Cost $18,565,939)		18,565,939

TOTAL INVESTMENTS — 110.1% (Cost $127,661,243) (g)		134,135,330

Other Assets/(Liabilities) — (10.1)%		(12,303,160)

NET ASSETS — 100.0%		$121,832,170

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $14,141,529 or 11.61% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2012, these securities amounted to a value of $4 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At April 30, 2012, these securities amounted to a value of $197,675 or 0.16% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Auto Manufacturers — 3.0%
Ford Motor Co.	231,090	$2,606,695
Navistar International Corp. (a)	72,620	2,465,449

		5,072,144

Banks — 10.9%
M&T Bank Corp.	43,430	3,746,706
PNC Financial Services Group, Inc.	25,420	1,685,855
SunTrust Banks, Inc.	69,470	1,686,732
U.S. Bancorp	125,960	4,052,133
Wells Fargo & Co.	219,010	7,321,504

		18,492,930

Beverages — 5.0%
The Coca-Cola Co.	77,810	5,938,459
Molson Coors Brewing Co. Class B	62,330	2,591,682

		8,530,141

Chemicals — 2.3%
Celanese Corp. Series A	21,730	1,053,036
The Mosaic Co.	54,190	2,862,316

		3,915,352

Commercial Services — 1.6%
AerCap Holdings NV (a)	239,730	2,776,073

Computers — 0.9%
Hewlett-Packard Co.	59,910	1,483,372

Diversified Financial — 8.5%
BlackRock, Inc.	9,120	1,747,210
CIT Group, Inc. (a)	77,470	2,932,240
Citigroup, Inc.	88,380	2,920,075
The Goldman Sachs Group, Inc.	41,750	4,807,512
JP Morgan Chase & Co.	48,410	2,080,662

		14,487,699

Electric — 5.7%
American Electric Power Co., Inc.	49,220	1,911,705
Edison International	86,770	3,818,748
GenOn Energy, Inc. (a)	1,020,090	2,172,792
Public Service Enterprise Group, Inc.	58,150	1,811,372

		9,714,617

Electronics — 2.0%
TE Connectivity Ltd.	94,520	3,446,199

Forest Products & Paper — 1.6%
Rock-Tenn Co. Class A	42,950	2,677,073

Gas — 0.5%
NiSource, Inc.	37,240	917,966

Health Care – Products — 2.0%
Medtronic, Inc.	87,960	3,360,072

	Number of Shares	Value
Health Care – Services — 6.1%
HCA Holdings, Inc.	34,560	$930,355
Humana, Inc.	60,750	4,901,310
UnitedHealth Group, Inc.	82,470	4,630,691

		10,462,356

Household Products — 1.1%
Church & Dwight Co., Inc.	37,300	1,894,840

Insurance — 3.5%
ACE Ltd.	53,910	4,095,543
The Travelers Cos., Inc.	29,750	1,913,520

		6,009,063

Manufacturing — 6.8%
Honeywell International, Inc.	99,990	6,065,394
SPX Corp.	18,090	1,388,950
Tyco International Ltd.	72,070	4,045,289

		11,499,633

Media — 2.9%
Comcast Corp. Class A	92,840	2,815,837
Viacom, Inc. Class B	46,500	2,157,135

		4,972,972

Oil & Gas — 11.5%
Apache Corp.	16,250	1,559,025
Chevron Corp.	90,720	9,667,123
Exxon Mobil Corp.	48,890	4,221,162
Penn West Petroleum Ltd.	91,780	1,573,109
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	35,690	2,553,263

		19,573,682

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	46,500	2,051,115

Pharmaceuticals — 4.6%
Merck & Co., Inc.	111,950	4,392,918
Pfizer, Inc.	152,850	3,504,850

		7,897,768

Retail — 4.9%
The Talbots, Inc. (a)	240,220	711,051
Target Corp.	70,790	4,101,573
Wal-Mart Stores, Inc.	60,250	3,549,327

		8,361,951

Semiconductors — 1.3%
Xilinx, Inc.	60,410	2,197,716

Telecommunications — 6.4%
AT&T, Inc.	67,941	2,235,938
Cisco Systems, Inc.	172,570	3,477,286
Juniper Networks, Inc. (a)	238,980	5,121,341

		10,834,565

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 2.1%
Mohawk Industries, Inc. (a)	53,080	$3,557,422

Transportation — 0.4%
United Continental Holdings, Inc. (a)	32,360	709,331

TOTAL COMMON STOCK (Cost $153,526,935)		164,896,052

TOTAL EQUITIES (Cost $153,526,935)		164,896,052

TOTAL LONG-TERM INVESTMENTS (Cost $153,526,935)		164,896,052

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (b)	$5,500,446	5,500,446

TOTAL SHORT-TERM INVESTMENTS (Cost $5,500,446)		5,500,446

TOTAL INVESTMENTS — 100.0% (Cost $159,027,381) (c)		170,396,498

Other Assets/(Liabilities) — (0.0)%		(9,715)

NET ASSETS — 100.0%		$170,386,783

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,500,448. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/25/25, and an aggregate market value, including accrued interest, of $5,613,125.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%

COMMON STOCK — 100.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	1,000	$7,570
The Interpublic Group of Companies, Inc.	20,800	245,648
Lamar Advertising Co. Class A (a)	1,100	35,002

		288,220

Aerospace & Defense — 1.6%
Alliant Techsystems, Inc.	6,800	362,440
BE Aerospace, Inc. (a)	1,100	51,733
The Boeing Co.	1,200	92,160
Exelis, Inc.	26,800	309,004
General Dynamics Corp.	11,380	768,150
Goodrich Corp.	1,920	240,883
L-3 Communications Holdings, Inc.	6,160	453,007
Lockheed Martin Corp.	3,200	289,728
Northrop Grumman Corp.	13,150	832,132
Raytheon Co.	18,070	978,310
United Technologies Corp.	1,980	161,647

		4,539,194

Agriculture — 1.6%
Altria Group, Inc.	29,600	953,416
Archer-Daniels-Midland Co.	36,400	1,122,212
Bunge Ltd.	6,000	387,000
Lorillard, Inc.	6,960	941,619
Philip Morris International, Inc.	8,400	751,884
Reynolds American, Inc.	10,640	434,431

		4,590,562

Airlines — 0.3%
Copa Holdings SA Class A	4,300	349,633
Delta Air Lines, Inc. (a)	36,300	397,848
Southwest Airlines Co.	24,600	203,688

		951,169

Apparel — 0.1%
VF Corp.	2,270	345,153

Auto Manufacturers — 0.7%
Ford Motor Co.	73,900	833,592
General Motors Co. (a)	39,500	908,500
Navistar International Corp. (a)	1,000	33,950
Oshkosh Corp. (a)	3,000	68,490

		1,844,532

Automotive & Parts — 0.3%
Autoliv, Inc.	3,600	225,864
Lear Corp.	10,700	444,050
TRW Automotive Holdings Corp. (a)	3,690	168,670

		838,584

	Number of Shares	Value
Banks — 7.7%
Associated Banc-Corp.	11,450	$152,629
Bank of America Corp.	384,373	3,117,265
Bank of Hawaii Corp.	3,320	162,315
Bank of New York Mellon Corp.	40,650	961,372
BB&T Corp.	31,919	1,022,685
BOK Financial Corp.	1,200	68,436
Capital One Financial Corp.	20,850	1,156,758
CapitalSource, Inc.	13,600	87,720
City National Corp.	1,970	104,922
Comerica, Inc.	8,600	275,372
Commerce Bancshares, Inc.	3,384	135,698
Cullen/Frost Bankers, Inc.	1,300	76,648
East West Bancorp, Inc.	5,100	116,127
Fifth Third Bancorp	41,160	585,707
First Citizens BancShares, Inc. Class A	438	75,905
First Horizon National Corp.	3,016	27,687
First Republic Bank (a)	2,600	85,878
Fulton Financial Corp.	4,800	50,352
Huntington Bancshares, Inc.	45,071	301,525
KeyCorp	35,200	283,008
M&T Bank Corp.	4,075	351,550
Northern Trust Corp.	8,700	414,033
PNC Financial Services Group, Inc.	21,036	1,395,108
Regions Financial Corp.	29,660	199,908
State Street Corp.	21,000	970,620
SunTrust Banks, Inc.	12,000	291,360
U.S. Bancorp	82,490	2,653,703
Valley National Bancorp	2,256	28,426
Wells Fargo & Co.	206,410	6,900,286
Zions Bancorp	950	19,371

		22,072,374

Beverages — 0.3%
Brown-Forman Corp. Class B	700	60,445
Coca-Cola Enterprises, Inc.	4,620	139,154
Constellation Brands, Inc. Class A (a)	17,330	374,328
Molson Coors Brewing Co. Class B	9,760	405,821

		979,748

Biotechnology — 1.1%
Amgen, Inc.	39,000	2,773,290
Bio-Rad Laboratories, Inc. Class A (a)	800	86,392
Life Technologies Corp. (a)	7,760	359,754

		3,219,436

Building Materials — 0.0%
Armstrong World Industries, Inc.	400	17,616
Owens Corning, Inc. (a)	1,400	48,090

		65,706

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chemicals — 1.1%
Ashland, Inc.	2,500	$164,675
CF Industries Holdings, Inc.	2,158	416,623
Cytec Industries, Inc.	4,300	273,351
The Dow Chemical Co.	34,210	1,159,035
Huntsman Corp.	8,500	120,360
LyondellBasell Industries NV Class A	12,400	518,072
Rockwood Holdings, Inc. (a)	1,200	66,408
RPM International, Inc.	2,500	66,425
The Valspar Corp.	3,500	179,025
W.R. Grace & Co. (a)	600	35,766
Westlake Chemical Corp.	1,500	95,925

		3,095,665

Coal — 0.0%
Alpha Natural Resources, Inc. (a)	57	919
Arch Coal, Inc.	4,300	41,968

		42,887

Commercial Services — 1.1%
Aaron’s, Inc.	500	13,585
Booz Allen Hamilton Holding Corp.	4,300	73,530
Career Education Corp. (a)	1,100	7,843
Corrections Corporation of America (a)	1,900	54,891
DeVry, Inc.	400	12,860
Donnelley (R.R.) & Sons Co.	5,900	73,809
Education Management Corp. (a)	10,735	133,114
Equifax, Inc.	3,100	142,042
H&R Block, Inc.	16,800	246,960
KAR Auction Services, Inc. (a)	700	12,880
Paychex, Inc.	4,700	145,606
SAIC, Inc.	24,300	295,488
Service Corp. International	15,100	174,858
Total System Services, Inc.	16,200	381,024
Towers Watson & Co. Class A	1,200	78,480
Visa, Inc. Class A	11,190	1,376,146

		3,223,116

Computers — 1.7%
Brocade Communications Systems, Inc. (a)	62,400	345,696
Computer Sciences Corp.	4,870	136,652
Dell, Inc. (a)	33,400	546,758
Diebold, Inc.	8,800	347,160
DST Systems, Inc.	5,200	291,096
Hewlett-Packard Co.	66,100	1,636,636
Lexmark International, Inc. Class A	9,600	288,960
NCR Corp. (a)	6,000	141,000
SanDisk Corp. (a)	7,100	262,771
Synopsys, Inc. (a)	10,500	315,105
Western Digital Corp. (a)	10,100	391,981

		4,703,815

	Number of Shares	Value
Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	2,700	$267,138
The Procter & Gamble Co.	106,010	6,746,476

		7,013,614

Distribution & Wholesale — 0.3%
Genuine Parts Co.	4,100	265,598
Ingram Micro, Inc. Class A (a)	5,200	101,192
Tech Data Corp. (a)	7,900	424,941
WESCO International, Inc. (a)	1,200	79,668

		871,399

Diversified Financial — 7.1%
American Express Co.	17,000	1,023,570
Ameriprise Financial, Inc.	9,630	522,042
BlackRock, Inc.	1,410	270,128
CIT Group, Inc. (a)	600	22,710
Citigroup, Inc.	121,971	4,029,922
CME Group, Inc.	1,862	494,957
Discover Financial Services	24,600	833,940
E*TRADE Financial Corp. (a)	3,300	35,079
Federated Investors, Inc. Class B	500	11,040
The Goldman Sachs Group, Inc.	22,370	2,575,906
Interactive Brokers Group, Inc. Class A	1,900	28,823
Invesco Ltd.	19,200	476,928
Janus Capital Group, Inc.	7,900	59,882
JP Morgan Chase & Co.	197,627	8,494,008
Legg Mason, Inc.	5,200	135,564
LPL Investment Holdings, Inc. (a)	700	25,123
Morgan Stanley	38,600	667,008
The NASDAQ OMX Group, Inc. (a)	4,800	117,936
NYSE Euronext	4,600	118,450
Raymond James Financial, Inc.	1,100	40,282
SLM Corp.	23,000	341,090

		20,324,388

Electric — 6.1%
The AES Corp. (a)	22,000	275,440
Alliant Energy Corp.	2,700	122,148
Ameren Corp.	13,060	428,237
American Electric Power Co., Inc.	22,830	886,717
CenterPoint Energy, Inc.	20,700	418,347
CMS Energy Corp.	12,500	287,375
Consolidated Edison, Inc.	14,060	835,867
Dominion Resources, Inc.	15,900	829,821
DTE Energy Co.	7,910	445,966
Duke Energy Corp.	50,716	1,086,844
Edison International	13,780	606,458
Entergy Corp.	8,800	576,928
Exelon Corp.	38,375	1,497,009
FirstEnergy Corp.	17,727	829,978
GenOn Energy, Inc. (a)	41	87
Great Plains Energy, Inc.	2,537	51,806

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hawaiian Electric Industries, Inc.	3,900	$103,506
Integrys Energy Group, Inc.	2,940	160,642
MDU Resources Group, Inc.	300	6,882
NextEra Energy, Inc.	19,910	1,281,209
Northeast Utilities	5,881	216,244
NRG Energy, Inc. (a)	3,400	57,800
NV Energy, Inc.	200	3,330
OGE Energy Corp.	3,660	197,494
Pepco Holdings, Inc.	10,310	195,065
PG&E Corp.	12,230	540,321
Pinnacle West Capital Corp.	5,860	283,331
PPL Corp.	31,900	872,465
Progress Energy, Inc.	5,800	308,676
Public Service Enterprise Group, Inc.	25,900	806,785
SCANA Corp.	2,620	120,834
The Southern Co.	42,950	1,973,123
TECO Energy, Inc.	8,030	144,701
Westar Energy, Inc.	4,400	126,236
Wisconsin Energy Corp.	8,460	311,666
Xcel Energy, Inc.	20,820	563,389

		17,452,727

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. (a)	2,100	149,793
Hubbell, Inc. Class B	1,900	152,456
Molex, Inc.	3,700	102,083

		404,332

Electronics — 0.5%
Arrow Electronics, Inc. (a)	1,500	63,075
Avnet, Inc. (a)	9,500	342,760
AVX Corp.	1,100	13,970
Garmin Ltd.	10,300	485,439
Itron, Inc. (a)	2,300	93,840
Jabil Circuit, Inc.	700	16,415
PerkinElmer, Inc.	4,410	121,716
Thomas & Betts Corp. (a)	1,100	79,101
Vishay Intertechnology, Inc. (a)	12,400	139,128

		1,355,444

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	6,600	105,930

Engineering & Construction — 0.3%
AECOM Technology Corp. (a)	7,200	158,904
Chicago Bridge & Iron Co. NV	5,100	226,542
Jacobs Engineering Group, Inc. (a)	2,300	100,809
KBR, Inc.	1,600	54,176
The Shaw Group, Inc. (a)	5,400	163,458
URS Corp.	3,500	144,585

		848,474

Entertainment — 0.3%
Bally Technologies, Inc. (a)	3,500	169,925
International Game Technology	3,800	59,204

	Number of Shares	Value
The Madison Square Garden Co. Class A (a)	800	$28,776
Penn National Gaming, Inc. (a)	8,700	391,326
Regal Entertainment Group Class A	9,600	130,656

		779,887

Environmental Controls — 0.4%
Republic Services, Inc.	13,390	366,484
Waste Connections, Inc.	1,950	62,849
Waste Management, Inc.	19,040	651,168

		1,080,501

Foods — 1.8%
Campbell Soup Co.	4,900	165,767
ConAgra Foods, Inc.	17,300	446,686
Corn Products International, Inc.	70	3,994
Dean Foods Co. (a)	16,300	200,164
General Mills, Inc.	1,440	56,002
H.J. Heinz Co.	4,230	225,501
The Hershey Co.	500	33,505
Hormel Foods Corp.	2,900	84,274
The J.M. Smucker Co.	340	27,074
Kellogg Co.	500	25,285
Kraft Foods, Inc. Class A	53,850	2,147,000
The Kroger Co.	11,840	275,517
McCormick & Co., Inc.	1,300	72,683
Ralcorp Holdings, Inc. (a)	700	50,967
Safeway, Inc.	23,700	481,821
Sara Lee Corp.	1,700	37,468
Smithfield Foods, Inc. (a)	11,900	249,424
SUPERVALU, Inc.	25,800	153,252
Tyson Foods, Inc. Class A	15,900	290,175

		5,026,559

Forest Products & Paper — 0.4%
Domtar Corp.	5,600	489,888
International Paper Co.	14,900	496,319
MeadWestvaco Corp.	3,200	101,824

		1,088,031

Gas — 0.4%
AGL Resources, Inc.	860	33,910
Atmos Energy Corp.	2,850	92,853
Energen Corp.	2,500	130,950
NiSource, Inc.	5,490	135,328
Sempra Energy	10,710	693,365
UGI Corp.	1,590	46,396
Vectren Corp.	4,150	122,218

		1,255,020

Hand & Machine Tools — 0.2%
Kennametal, Inc.	1,300	54,899
Lincoln Electric Holdings, Inc.	1,400	68,614
Regal-Beloit Corp.	100	6,764
Snap-on, Inc.	130	8,130

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc.	6,435	$470,785

		609,192

Health Care – Products — 2.6%
Alere, Inc. (a)	900	21,501
Baxter International, Inc.	1,300	72,033
Boston Scientific Corp. (a)	33,200	207,832
CareFusion Corp. (a)	6,000	155,460
The Cooper Cos., Inc.	1,200	105,804
Covidien PLC	8,600	474,978
Henry Schein, Inc. (a)	500	38,370
Hill-Rom Holdings, Inc.	200	6,490
Hologic, Inc. (a)	7,500	143,400
Johnson & Johnson	84,800	5,519,632
Medtronic, Inc.	5,700	217,740
Zimmer Holdings, Inc.	8,400	528,612

		7,491,852

Health Care – Services — 2.5%
Aetna, Inc.	19,620	864,065
AMERIGROUP Corp. (a)	1,600	98,816
Cigna Corp.	9,800	453,054
Community Health Systems, Inc. (a)	7,800	189,852
Coventry Health Care, Inc.	5,500	164,945
HCA Holdings, Inc.	10,200	274,584
Health Net, Inc. (a)	2,600	92,586
Humana, Inc.	6,800	548,624
LifePoint Hospitals, Inc. (a)	1,700	66,334
Quest Diagnostics, Inc.	400	23,076
Tenet Healthcare Corp. (a)	3,900	20,241
Thermo Fisher Scientific, Inc.	14,610	813,046
UnitedHealth Group, Inc.	48,000	2,695,200
WellPoint, Inc.	13,700	929,134

		7,233,557

Holding Company – Diversified — 0.0%
Leucadia National Corp.	1,000	24,860

Home Builders — 0.1%
D.R. Horton, Inc.	1,500	24,525
Lennar Corp. Class A	500	13,870
PulteGroup, Inc. (a)	10,057	98,961
Thor Industries, Inc.	6,100	206,363

		343,719

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,300	64,454
Whirlpool Corp.	3,400	217,668

		282,122

Household Products — 0.4%
Avery Dennison Corp.	1,800	57,564
Beam, Inc.	6,960	395,189
Church & Dwight Co., Inc.	3,000	152,400
The Clorox Co.	2,800	196,280
Jarden Corp.	5,800	243,194

	Number of Shares	Value
Kimberly-Clark Corp.	1,540	$120,844
The Scotts Miracle-Gro Co. Class A	200	10,480

		1,175,951

Housewares — 0.1%
Newell Rubbermaid, Inc.	10,700	194,740

Insurance — 7.4%
ACE Ltd.	16,100	1,223,117
Aflac, Inc.	17,700	797,208
Alleghany Corp. (a)	525	180,022
Allied World Assurance Co. Holdings Ltd.	3,500	251,860
The Allstate Corp.	26,100	869,913
American Financial Group, Inc.	3,800	147,896
American International Group, Inc. (a)	15,202	517,324
American National Insurance Co.	5,241	367,918
Aon PLC	8,260	427,868
Arch Capital Group Ltd. (a)	5,100	200,328
Arthur J. Gallagher & Co.	1,500	56,340
Aspen Insurance Holdings Ltd.	1,900	53,808
Assurant, Inc.	8,890	358,623
Assured Guaranty Ltd.	21,500	304,870
Axis Capital Holdings Ltd.	3,400	115,668
Berkshire Hathaway, Inc. Class B (a)	48,400	3,893,780
Brown & Brown, Inc.	1,100	29,667
The Chubb Corp.	13,160	961,601
Cincinnati Financial Corp.	4,320	153,878
CNA Financial Corp.	1,100	33,682
Endurance Specialty Holdings Ltd.	2,500	100,450
Everest Re Group Ltd.	2,700	267,570
Fidelity National Financial, Inc. Class A	14,400	277,488
Genworth Financial, Inc. Class A (a)	11,160	67,072
The Hanover Insurance Group, Inc.	2,200	88,792
The Hartford Financial Services Group, Inc.	22,090	453,949
HCC Insurance Holdings, Inc.	4,970	158,841
Kemper Corp.	1,650	49,483
Lincoln National Corp.	15,598	386,362
Loews Corp.	11,920	490,270
Markel Corp. (a)	285	125,480
Marsh & McLennan Cos., Inc.	17,000	568,650
Mercury General Corp.	2,490	112,523
MetLife, Inc.	41,240	1,485,877
Old Republic International Corp.	1,400	13,930
PartnerRe Ltd.	1,600	111,392
Principal Financial Group, Inc.	15,100	417,817
The Progressive Corp.	17,200	366,360
Protective Life Corp.	13,480	394,425
Prudential Financial, Inc.	25,500	1,543,770
Reinsurance Group of America, Inc. Class A	3,750	218,025
RenaissanceRe Holdings Ltd.	1,100	85,866

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
StanCorp Financial Group, Inc.	1,370	$52,581
Torchmark Corp.	4,560	222,118
The Travelers Cos., Inc.	16,569	1,065,718
Unum Group	13,900	329,986
Validus Holdings Ltd.	4,700	152,750
W.R. Berkley Corp.	5,300	199,598
White Mountains Insurance Group Ltd.	333	174,159
XL Group PLC	1,050	22,586

		20,949,259

Internet — 0.8%
AOL, Inc. (a)	3,200	80,128
eBay, Inc. (a)	15,000	615,750
Expedia, Inc.	10,500	447,615
IAC/InterActiveCorp	3,750	180,562
Liberty Interactive Corp. Class A (a)	20,400	384,336
Yahoo!, Inc. (a)	32,500	505,050

		2,213,441

Investment Companies — 0.1%
American Capital Ltd. (a)	26,300	261,159
Ares Capital Corp.	8,100	129,924

		391,083

Iron & Steel — 0.3%
Nucor Corp.	5,800	227,418
Reliance Steel & Aluminum Co.	3,000	167,670
Steel Dynamics, Inc.	4,600	58,742
United States Steel Corp.	12,490	353,842

		807,672

Leisure Time — 0.0%
Carnival Corp.	1,900	61,731
Royal Caribbean Cruises Ltd.	200	5,474

		67,205

Lodging — 0.3%
Choice Hotels International, Inc.	1,000	37,620
Hyatt Hotels Corp. Class A (a)	2,200	94,666
MGM Resorts International (a)	22,100	296,582
Wyndham Worldwide Corp.	8,400	422,856

		851,724

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	6,000	255,120
Terex Corp. (a)	1,200	27,168

		282,288

Machinery – Diversified — 0.2%
AGCO Corp. (a)	3,370	156,941
CNH Global NV (a)	400	18,308
Eaton Corp.	6,600	317,988
IDEX Corp.	700	30,317
Xylem, Inc.	4,200	117,096

		640,650

	Number of Shares	Value
Manufacturing — 4.5%
3M Co.	3,000	$268,080
AptarGroup, Inc.	1,000	54,510
Carlisle Cos., Inc.	200	11,012
Cooper Industries PLC	1,900	118,883
Crane Co.	2,120	93,556
Dover Corp.	1,200	75,192
General Electric Co.	509,990	9,985,604
Harsco Corp.	2,200	49,060
Illinois Tool Works, Inc.	100	5,738
ITT Corp.	9,650	216,739
Leggett & Platt, Inc.	3,410	74,236
Parker Hannifin Corp.	3,900	341,991
Pentair, Inc.	1,700	73,678
SPX Corp.	1,200	92,136
Teleflex, Inc.	1,020	63,923
Textron, Inc.	16,500	439,560
Trinity Industries, Inc.	100	2,960
Tyco International Ltd.	16,400	920,532

		12,887,390

Media — 3.3%
CBS Corp. Class B	20,800	693,680
Comcast Corp. Class A	68,500	2,077,605
DISH Network Corp. Class A	8,100	258,957
Gannett Co., Inc.	27,355	378,046
Liberty Media Corp. - Liberty Capital Class A (a)	4,267	373,107
The McGraw-Hill Cos., Inc.	5,900	290,103
News Corp. Class A	89,500	1,754,200
Time Warner, Inc.	38,490	1,441,835
The Walt Disney Co.	47,190	2,034,361
The Washington Post Co. Class B	166	62,776

		9,364,670

Metal Fabricate & Hardware — 0.0%
Commercial Metals Co.	1,100	16,258
The Timken Co.	700	39,557

		55,815

Mining — 0.6%
Alcoa, Inc.	125,500	1,221,115
Newmont Mining Corp.	6,400	304,960
Vulcan Materials Co.	2,900	124,149

		1,650,224

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	14,900	255,237
Xerox Corp.	69,156	538,034

		793,271

Oil & Gas — 10.1%
Anadarko Petroleum Corp.	6,350	464,883
Apache Corp.	11,028	1,058,026
Chesapeake Energy Corp.	2,800	51,632

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	91,535	$9,753,970
Cimarex Energy Co.	300	20,733
ConocoPhillips	71,448	5,117,820
Denbury Resources, Inc. (a)	114	2,171
Devon Energy Corp.	8,050	562,292
Diamond Offshore Drilling, Inc.	1,800	123,390
EQT Corp.	1,800	89,676
Exxon Mobil Corp.	53,400	4,610,556
Helmerich & Payne, Inc.	2,000	102,780
Hess Corp.	6,200	323,268
Marathon Oil Corp.	32,400	950,616
Marathon Petroleum Corp.	19,500	811,395
Murphy Oil Corp.	4,900	269,353
Nabors Industries Ltd. (a)	19,300	321,345
Noble Energy, Inc.	2,300	228,436
Occidental Petroleum Corp.	29,170	2,660,887
Patterson-UTI Energy, Inc.	1,900	30,723
Pioneer Natural Resources Co.	400	46,328
Plains Exploration & Production Co. (a)	4,200	171,570
Questar Corp.	14,100	278,475
Rowan Companies, Inc. (a)	200	6,906
Sunoco, Inc.	200	9,858
Tesoro Corp. (a)	10,500	244,125
Unit Corp. (a)	600	25,350
Valero Energy Corp.	20,564	507,931
WPX Energy, Inc. (a)	666	11,702

		28,856,197

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	1,103	48,653
National Oilwell Varco, Inc.	16,600	1,257,616
Oil States International, Inc. (a)	300	23,874
SEACOR Holdings, Inc. (a)	1,100	102,223
Tidewater, Inc.	30	1,651

		1,434,017

Packaging & Containers — 0.1%
Bemis Co., Inc.	3,560	115,308
Owens-Illinois, Inc. (a)	5,700	132,525
Packaging Corporation of America	400	11,676
Sealed Air Corp.	1,200	23,016
Sonoco Products Co.	500	16,565

		299,090

Pharmaceuticals — 7.1%
Abbott Laboratories	4,900	304,094
Bristol-Myers Squibb Co.	80,600	2,689,622
Cardinal Health, Inc.	6,400	270,528
DENTSPLY International, Inc.	100	4,106
Eli Lilly & Co.	35,820	1,482,590
Forest Laboratories, Inc. (a)	12,900	449,307
Mead Johnson Nutrition Co.	4,100	350,796
Merck & Co., Inc.	143,928	5,647,735

	Number of Shares	Value
Mylan, Inc. (a)	2,500	$54,275
Omnicare, Inc.	7,100	247,364
Patterson Cos., Inc.	3,800	129,542
Pfizer, Inc.	363,236	8,329,001
Warner Chilcott PLC Class A (a)	3,900	84,825
Watson Pharmaceuticals, Inc. (a)	1,360	102,490

		20,146,275

Pipelines — 0.7%
El Paso Corp.	50	1,484
Kinder Morgan, Inc.	100	3,590
National Fuel Gas Co.	50	2,366
ONEOK, Inc.	3,680	316,075
Spectra Energy Corp.	17,700	544,098
The Williams Cos., Inc.	31,900	1,085,557

		1,953,170

Real Estate — 0.1%
Forest City Enterprises, Inc. Class A (a)	1,500	23,925
The Howard Hughes Corp. (a)	800	53,688
Jones Lang LaSalle, Inc.	1,100	87,934

		165,547

Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc.	1,600	119,872
American Capital Agency Corp.	22,800	712,272
Annaly Capital Management, Inc.	45,460	741,907
AvalonBay Communities, Inc.	1,574	228,860
Boston Properties, Inc.	600	64,950
Brandywine Realty Trust	3,300	39,138
BRE Properties, Inc.	2,200	115,500
Camden Property Trust	1,600	108,272
Chimera Investment Corp.	88,900	256,921
CommonWealth	4,067	76,256
Corporate Office Properties Trust	600	14,130
DDR Corp.	8,400	124,320
Douglas Emmett, Inc.	4,700	109,228
Duke Realty Corp.	6,100	90,402
Equity Residential	14,000	860,160
Essex Property Trust, Inc.	200	31,594
Federal Realty Investment Trust	700	70,462
General Growth Properties, Inc.	8,040	143,112
HCP, Inc.	20,900	866,305
Health Care, Inc.	9,100	515,606
Hospitality Properties Trust	6,240	172,099
Host Hotels & Resorts, Inc.	3	50
Kimco Realty Corp.	17,200	333,852
Liberty Property Trust	5,170	188,447
The Macerich Co.	5,682	349,841
Mack-Cali Realty Corp.	3,560	102,243
Piedmont Office Realty Trust, Inc. Class A	7,600	134,824
Plum Creek Timber Co., Inc.	300	12,612

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prologis, Inc.	1,385	$49,555
Public Storage	400	57,304
Realty Income Corp.	4,500	177,030
Regency Centers Corp.	3,000	134,880
Rouse Properties, Inc. (a)	691	9,287
Senior Housing Properties Trust	8,100	178,848
Simon Property Group, Inc.	2,570	399,892
SL Green Realty Corp.	2,000	164,880
Taubman Centers, Inc.	1,600	123,488
UDR, Inc.	900	23,697
Ventas, Inc.	3,400	199,886
Vornado Realty Trust	2,758	236,747
Weingarten Realty Investors	5,400	143,424
Weyerhaeuser Co.	8,422	171,472

		8,653,625

Retail — 4.5%
American Eagle Outfitters, Inc.	4,900	88,249
AutoNation, Inc. (a)	1,140	39,421
Best Buy Co., Inc.	17,500	386,225
Brinker International, Inc.	7,700	242,319
Chico’s FAS, Inc.	2,500	38,400
CVS Caremark Corp.	56,100	2,503,182
Dillard’s, Inc. Class A	6,500	419,640
DSW, Inc. Class A	900	50,634
Foot Locker, Inc.	15,400	471,086
GameStop Corp. Class A	19,400	441,544
The Gap, Inc.	13,400	381,900
The Home Depot, Inc.	30,200	1,564,058
J.C. Penney Co., Inc.	700	25,242
Kohl’s Corp.	1,700	85,221
Lowe’s Cos., Inc.	52,600	1,655,322
Macy’s, Inc.	17,544	719,655
Orchard Supply Hardware Stores Corp. Class A (a)	11,739	252,036
PVH Corp.	1,200	106,560
RadioShack Corp.	40,170	208,081
Signet Jewelers Ltd.	800	39,016
Staples, Inc.	28,300	435,820
Target Corp.	25,900	1,500,646
Wal-Mart Stores, Inc.	13,200	777,612
Walgreen Co.	3,800	133,228
The Wendy’s Co.	21,900	106,653
Williams-Sonoma, Inc.	300	11,607

		12,683,357

Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	4,400	51,964
First Niagara Financial Group, Inc.	1,700	15,198
Hudson City Bancorp, Inc.	9,750	68,835
New York Community Bancorp, Inc.	12,690	171,188
People’s United Financial, Inc.	15,400	190,036
Washington Federal, Inc.	4,516	79,211

		576,432

	Number of Shares	Value
Semiconductors — 3.3%
Applied Materials, Inc.	41,000	$491,590
Fairchild Semiconductor International, Inc. (a)	3,600	51,012
Intel Corp.	241,900	6,869,960
Intersil Corp. Class A	4,800	49,296
KLA-Tencor Corp.	6,400	333,760
LSI Corp. (a)	39,200	315,168
Marvell Technology Group Ltd. (a)	20,800	312,208
Micron Technology, Inc. (a)	7,900	52,061
Novellus Systems, Inc. (a)	4,580	214,115
PMC-Sierra, Inc. (a)	4,500	31,815
QLogic Corp. (a)	18,800	324,300
Teradyne, Inc. (a)	9,700	166,937
Texas Instruments, Inc.	5,600	178,864

		9,391,086

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	3,108	122,611

Software — 0.4%
Activision Blizzard, Inc.	14,600	187,902
Broadridge Financial Solutions, Inc.	300	6,963
CA, Inc.	19,790	522,852
Compuware Corp. (a)	190	1,657
Fidelity National Information Services, Inc.	8,200	276,094
Fiserv, Inc. (a)	1,200	84,348

		1,079,816

Telecommunications — 6.8%
Amdocs Ltd. (a)	8,000	256,000
AT&T, Inc.	247,314	8,139,104
CenturyLink, Inc.	6,007	231,630
Cisco Systems, Inc.	259,300	5,224,895
Corning, Inc.	32,200	462,070
EchoStar Corp. (a)	2,400	69,720
Frontier Communications Corp.	10,189	41,163
Harris Corp.	900	40,986
Level 3 Communications, Inc. (a)	3,500	80,710
Motorola Mobility Holdings, Inc. (a)	8,400	326,088
Motorola Solutions, Inc.	10,600	540,918
NII Holdings, Inc. (a)	3,000	41,985
Sprint Nextel Corp. (a)	37,900	93,992
Telephone & Data Systems, Inc.	2,818	68,449
Tellabs, Inc.	7,500	28,275
US Cellular Corp. (a)	1,300	50,986
Verizon Communications, Inc.	89,958	3,632,504
Windstream Corp.	1,562	17,557

		19,347,032

Textiles — 0.1%
Cintas Corp.	3,600	141,012
Mohawk Industries, Inc. (a)	30	2,011

		143,023

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
Mattel, Inc.	10,400	$349,440

Transportation — 1.4%
Con-way, Inc.	1,500	48,750
FedEx Corp.	9,500	838,280
Norfolk Southern Corp.	11,100	809,523
Ryder System, Inc.	3,290	160,289
Union Pacific Corp.	16,160	1,817,030
United Continental Holdings, Inc. (a)	11,500	252,080
UTI Worldwide, Inc.	300	5,001

		3,930,953

Trucking & Leasing — 0.1%
GATX Corp.	4,600	197,202

Water — 0.1%
American Water Works Co., Inc.	3,700	126,688
Aqua America, Inc.	1,700	38,607

		165,295

TOTAL COMMON STOCK (Cost $266,260,994)		286,211,320

TOTAL EQUITIES (Cost $266,260,994)		286,211,320

TOTAL LONG-TERM INVESTMENTS (Cost $266,260,994)		286,211,320

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (b)	$1,415,008	1,415,008

TOTAL SHORT-TERM INVESTMENTS (Cost $1,415,008)		1,415,008

TOTAL INVESTMENTS — 100.9% (Cost $267,676,002) (c)		287,626,328

Other Assets/(Liabilities) — (0.9)%		(2,455,534)

NET ASSETS — 100.0%		$285,170,794

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,415,008. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $1,446,390.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Aerospace & Defense — 1.9%
The Boeing Co.	43,930	$3,373,824

Agriculture — 4.3%
Philip Morris International, Inc.	83,070	7,435,596

Auto Manufacturers — 2.9%
Ford Motor Co.	439,150	4,953,612

Banks — 0.5%
M&T Bank Corp.	9,930	856,661

Beverages — 2.8%
Dr. Pepper Snapple Group, Inc.	119,090	4,832,672

Biotechnology — 1.2%
Celgene Corp. (a)	28,770	2,097,908

Commercial Services — 0.1%
Towers Watson & Co. Class A	3,130	204,702

Computers — 10.3%
Apple, Inc. (a)	23,040	13,460,890
International Business Machines Corp.	20,950	4,338,326

		17,799,216

Diversified Financial — 11.9%
CIT Group, Inc. (a)	146,760	5,554,866
Citigroup, Inc.	124,165	4,102,412
CME Group, Inc.	9,610	2,554,530
Discover Financial Services	89,490	3,033,711
JP Morgan Chase & Co.	125,200	5,381,096

		20,626,615

Electric — 1.4%
The AES Corp. (a)	200,220	2,506,754

Foods — 2.9%
General Mills, Inc.	39,450	1,534,210
The J.M. Smucker Co.	43,220	3,441,609

		4,975,819

Health Care – Products — 2.5%
Covidien PLC	64,900	3,584,427
Edwards Lifesciences Corp. (a)	9,420	781,577

		4,366,004

Health Care – Services — 3.3%
DaVita, Inc. (a)	20,890	1,850,436
WellPoint, Inc.	56,070	3,802,668

		5,653,104

Insurance — 1.7%
Marsh & McLennan Cos., Inc.	86,420	2,890,749

Internet — 5.2%
eBay, Inc. (a)	169,200	6,945,660

	Number of Shares	Value
Google, Inc. Class A (a)	3,560	$2,154,619

		9,100,279

Lodging — 1.3%
Hyatt Hotels Corp. Class A (a)	53,820	2,315,875

Machinery – Diversified — 0.5%
Xylem, Inc.	32,670	910,840

Manufacturing — 3.0%
Tyco International Ltd.	92,370	5,184,728

Media — 3.3%
The McGraw-Hill Cos., Inc.	116,800	5,743,056

Mining — 1.0%
Vulcan Materials Co.	40,510	1,734,233

Oil & Gas — 8.8%
Chevron Corp.	74,620	7,951,507
Noble Energy, Inc.	36,010	3,576,513
Occidental Petroleum Corp.	40,450	3,689,849

		15,217,869

Oil & Gas Services — 1.4%
National Oilwell Varco, Inc.	31,430	2,381,137

Pharmaceuticals — 7.4%
Abbott Laboratories	74,980	4,653,259
Bristol-Myers Squibb Co.	107,770	3,596,285
Express Scripts Holding Co. (a)	16,110	898,777
Mead Johnson Nutrition Co.	25,290	2,163,812
Watson Pharmaceuticals, Inc. (a)	21,060	1,587,082

		12,899,215

Pipelines — 0.8%
Kinder Morgan, Inc.	40,690	1,460,771

Retail — 4.2%
AutoZone, Inc. (a)	4,310	1,707,449
CarMax, Inc. (a)	39,160	1,208,869
McDonald’s Corp.	12,180	1,186,941
The TJX Cos., Inc.	76,670	3,197,906

		7,301,165

Software — 2.2%
Microsoft Corp.	28,340	907,447
MSCI, Inc. Class A (a)	38,150	1,395,908
Oracle Corp.	54,120	1,590,587

		3,893,942

Telecommunications — 5.5%
America Movil SAB de CV Series L ADR (Mexico)	145,720	3,883,438
Corning, Inc.	97,990	1,406,157
QUALCOMM, Inc.	67,810	4,328,990

		9,618,585

Transportation — 4.6%
CSX Corp.	167,360	3,733,802

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QR National Ltd.	49,300	$186,759
United Parcel Service, Inc. Class B	50,950	3,981,233

		7,901,794

TOTAL COMMON STOCK (Cost $129,519,878)		168,236,725

TOTAL EQUITIES (Cost $129,519,878)		168,236,725

TOTAL LONG-TERM INVESTMENTS (Cost $129,519,878)		168,236,725

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (b)	$2,608,625	2,608,625

TOTAL SHORT-TERM INVESTMENTS (Cost $2,608,625)		2,608,625

TOTAL INVESTMENTS — 98.4% (Cost $132,128,503) (c)		170,845,350

Other Assets/(Liabilities) — 1.6%		2,835,515

NET ASSETS — 100.0%		$173,680,865

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,608,625. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $2,661,226.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Aerospace & Defense — 1.3%
United Technologies Corp.	53,660	$4,380,802

Agriculture — 1.2%
Philip Morris International, Inc.	42,920	3,841,769

Apparel — 2.6%
Nike, Inc. Class B	46,510	5,203,074
Ralph Lauren Corp.	18,421	3,173,385

		8,376,459

Automotive & Parts — 1.0%
Johnson Controls, Inc.	99,780	3,189,967

Banks — 0.7%
Standard Chartered PLC	100,621	2,460,413

Beverages — 4.2%
Brown-Forman Corp. Class B	39,980	3,452,273
The Coca-Cola Co.	71,950	5,491,224
SABMiller PLC	111,830	4,698,868

		13,642,365

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	21,850	1,973,492
Vertex Pharmaceuticals, Inc. (a)	96,760	3,723,325

		5,696,817

Chemicals — 3.9%
Ecolab, Inc.	60,320	3,841,781
Monsanto Co.	45,410	3,459,334
Praxair, Inc.	48,940	5,662,358

		12,963,473

Commercial Services — 1.2%
Visa, Inc. Class A	32,180	3,957,496

Computers — 10.7%
Apple, Inc. (a)	45,392	26,519,822
International Business Machines Corp.	17,490	3,621,829
SanDisk Corp. (a)	32,980	1,220,590
Teradata Corp. (a)	52,020	3,629,956

		34,992,197

Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	44,170	4,370,180
The Estee Lauder Cos., Inc. Class A	50,440	3,296,254

		7,666,434

Diversified Financial — 1.1%
American Express Co.	62,180	3,743,858

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	66,800	3,509,672

	Number of Shares	Value
Electronics — 0.9%
Mettler-Toledo International, Inc. (a)	15,600	$2,797,392

Foods — 1.6%
Nestle SA	76,339	4,676,843
Unilever NV	20,502	702,157

		5,379,000

Health Care – Products — 1.3%
Baxter International, Inc.	77,650	4,302,587

Internet — 6.0%
Amazon.com, Inc. (a)	23,318	5,407,444
eBay, Inc. (a)	133,863	5,495,076
Google, Inc. Class A (a)	14,800	8,957,404

		19,859,924

Machinery – Construction & Mining — 2.4%
Caterpillar, Inc.	42,570	4,374,919
Joy Global, Inc.	51,280	3,629,086

		8,004,005

Machinery – Diversified — 1.9%
Cummins, Inc.	23,120	2,677,990
Deere & Co.	42,020	3,460,767

		6,138,757

Manufacturing — 3.1%
Danaher Corp.	93,950	5,093,969
Parker Hannifin Corp.	57,150	5,011,484

		10,105,453

Media — 1.6%
The Walt Disney Co.	122,380	5,275,802

Metal Fabricate & Hardware — 1.3%
Precision Castparts Corp.	25,110	4,428,651

Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	27,670	1,059,761

Oil & Gas — 6.5%
Apache Corp.	36,830	3,533,470
Chevron Corp.	46,400	4,944,384
ConocoPhillips	37,540	2,688,990
Ensco PLC Sponsored ADR (United Kingdom)	58,950	3,221,618
Noble Energy, Inc.	15,870	1,576,208
Occidental Petroleum Corp.	59,323	5,411,444

		21,376,114

Oil & Gas Services — 4.4%
Cameron International Corp. (a)	69,400	3,556,750
National Oilwell Varco, Inc.	58,940	4,465,294
Schlumberger Ltd.	84,476	6,263,051

		14,285,095

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 8.1%
Allergan, Inc.	71,832	$6,895,872
Bristol-Myers Squibb Co.	145,360	4,850,663
Mead Johnson Nutrition Co.	36,150	3,092,994
Novo Nordisk A/S Class B	36,395	5,358,217
Perrigo Co.	20,990	2,201,851
Roche Holding AG	22,622	4,133,267

		26,532,864

Retail — 11.7%
Bed Bath & Beyond, Inc. (a)	27,540	1,938,541
Coach, Inc.	62,280	4,556,405
Costco Wholesale Corp.	70,610	6,225,684
McDonald’s Corp.	83,930	8,178,978
O’Reilly Automotive, Inc. (a)	58,440	6,163,082
Tiffany & Co.	45,030	3,082,754
The TJX Cos., Inc.	112,960	4,711,561
Yum! Brands, Inc.	47,060	3,422,674

		38,279,679

Semiconductors — 2.2%
Broadcom Corp. Class A (a)	113,388	4,150,001
Texas Instruments, Inc.	91,390	2,918,996

		7,068,997

Software — 3.8%
Intuit, Inc.	79,100	4,585,427
Oracle Corp.	111,420	3,274,634
Salesforce.com, Inc. (a)	3,170	493,664
VMware, Inc. Class A (a)	38,200	4,267,704

		12,621,429

Telecommunications — 6.4%
Corning, Inc.	244,780	3,512,593
Juniper Networks, Inc. (a)	153,830	3,296,577
QUALCOMM, Inc.	220,250	14,060,760

		20,869,930

Transportation — 3.4%
J.B. Hunt Transport Services, Inc.	21,280	1,177,422
Union Pacific Corp.	50,610	5,690,589
United Parcel Service, Inc. Class B	54,280	4,241,439

		11,109,450

TOTAL COMMON STOCK (Cost $248,922,999)		327,916,612

TOTAL EQUITIES (Cost $248,922,999)		327,916,612

TOTAL LONG-TERM INVESTMENTS (Cost $248,922,999)		327,916,612

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (b)	$431,355	$431,355

TOTAL SHORT-TERM INVESTMENTS (Cost $431,355)		431,355

TOTAL INVESTMENTS — 100.0% (Cost $249,354,354) (c)		328,347,967

Other Assets/(Liabilities) — 0.0%		106,417

NET ASSETS — 100.0%		$328,454,384

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $431,355. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/01/26, and an aggregate market value, including accrued interest, of $441,362.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%

COMMON STOCK — 100.4%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	23,400	$276,354
Lamar Advertising Co. Class A (a)	2,200	70,004
Omnicom Group, Inc.	8,200	420,742

		767,100

Aerospace & Defense — 2.9%
Alliant Techsystems, Inc.	7,800	415,740
BE Aerospace, Inc. (a)	2,600	122,278
The Boeing Co.	25,700	1,973,760
Goodrich Corp.	1,280	160,589
Lockheed Martin Corp.	13,330	1,206,898
Rockwell Collins, Inc.	2,900	162,081
Spirit AeroSystems Holdings, Inc. Class A (a)	700	17,500
TransDigm Group, Inc. (a)	4,170	525,920
United Technologies Corp.	35,570	2,903,935

		7,488,701

Agriculture — 3.4%
Altria Group, Inc.	69,270	2,231,187
Bunge Ltd.	8,500	548,250
Philip Morris International, Inc.	67,470	6,039,239
Reynolds American, Inc.	3,700	151,071

		8,969,747

Airlines — 0.5%
Copa Holdings SA Class A	6,800	552,908
Delta Air Lines, Inc. (a)	37,000	405,520
Southwest Airlines Co.	28,000	231,840

		1,190,268

Apparel — 0.4%
Deckers Outdoor Corp. (a)	900	45,909
Nike, Inc. Class B	4,810	538,095
Ralph Lauren Corp.	1,900	327,313

		911,317

Auto Manufacturers — 0.4%
Ford Motor Co.	73,600	830,208
Navistar International Corp. (a)	1,600	54,320
Paccar, Inc.	5,100	219,096

		1,103,624

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	3,440	271,898
The Goodyear Tire & Rubber Co. (a)	10,300	113,094
Johnson Controls, Inc.	100	3,197
WABCO Holdings, Inc. (a)	1,900	119,757

		507,946

	Number of Shares	Value
Banks — 0.2%
Wells Fargo & Co.	17,500	$585,025

Beverages — 3.9%
Brown-Forman Corp. Class B	2,525	218,034
The Coca-Cola Co.	69,780	5,325,609
Coca-Cola Enterprises, Inc.	7,100	213,852
Dr. Pepper Snapple Group, Inc.	10,500	426,090
Green Mountain Coffee Roasters, Inc. (a)	100	4,875
Monster Beverage Corp. (a)	6,200	402,752
PepsiCo, Inc.	54,323	3,585,318

		10,176,530

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	6,500	587,080
Biogen Idec, Inc. (a)	6,890	923,329
Celgene Corp. (a)	17,700	1,290,684
Charles River Laboratories International, Inc. (a)	4,100	145,673
Illumina, Inc. (a)	1,400	62,342
Life Technologies Corp. (a)	4,945	229,250
Myriad Genetics, Inc. (a)	2,200	57,222
Regeneron Pharmaceuticals, Inc. (a)	310	41,931

		3,337,511

Building Materials — 0.0%
Armstrong World Industries, Inc.	100	4,404
Lennox International, Inc.	10	434
Martin Marietta Materials, Inc.	400	33,152
Masco Corp.	1,300	17,134

		55,124

Chemicals — 3.4%
Air Products & Chemicals, Inc.	5,930	506,956
Airgas, Inc.	2,000	183,280
Albemarle Corp.	2,800	182,840
Celanese Corp. Series A	2,690	130,357
CF Industries Holdings, Inc.	3,584	691,927
E.I. du Pont de Nemours & Co.	33,800	1,806,948
Eastman Chemical Co.	5,200	280,644
Ecolab, Inc.	78	4,968
FMC Corp.	400	44,180
Huntsman Corp.	1,100	15,576
Kronos Worldwide, Inc.	3,900	92,586
LyondellBasell Industries NV Class A	2,200	91,916
Monsanto Co.	24,560	1,870,981
The Mosaic Co.	3,700	195,434
PPG Industries, Inc.	6,100	641,964
Praxair, Inc.	6,610	764,777
Rockwood Holdings, Inc. (a)	2,100	116,214
The Sherwin-Williams Co.	3,600	433,008
Sigma-Aldrich Corp.	3,870	274,383

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Solutia, Inc.	5,800	$164,372
The Valspar Corp.	2,600	132,990
W.R. Grace & Co. (a)	3,300	196,713
Westlake Chemical Corp.	1,600	102,320

		8,925,334

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	3,192	51,487
Arch Coal, Inc.	800	7,808
CONSOL Energy, Inc.	1,000	33,240
Peabody Energy Corp.	3,500	108,885
Walter Energy, Inc.	1,200	79,572

		280,992

Commercial Services — 3.2%
Aaron’s, Inc.	3,150	85,585
Alliance Data Systems Corp. (a)	3,710	476,698
Apollo Group, Inc. Class A (a)	9,510	334,942
Automatic Data Processing, Inc.	12,880	716,386
Booz Allen Hamilton Holding Corp.	300	5,130
DeVry, Inc.	800	25,720
Equifax, Inc.	700	32,074
FleetCor Technologies, Inc. (a)	5,600	221,480
Gartner, Inc. (a)	600	26,280
Genpact Ltd. (a)	200	3,336
Global Payments, Inc.	550	25,537
Green Dot Corp. Class A (a)	300	7,917
H&R Block, Inc.	17,300	254,310
Hertz Global Holdings, Inc. (a)	8,700	134,067
Iron Mountain, Inc.	4,500	136,665
ITT Educational Services, Inc. (a)	3,800	250,876
KAR Auction Services, Inc. (a)	200	3,680
Lender Processing Services, Inc.	14,000	371,700
MasterCard, Inc. Class A	2,426	1,097,207
McKesson Corp.	12,100	1,106,061
Moody’s Corp.	9,100	372,645
Paychex, Inc.	10,100	312,898
Robert Half International, Inc.	4,100	122,180
SAIC, Inc.	38,800	471,808
Towers Watson & Co. Class A	1,600	104,640
Verisk Analytics, Inc. Class A (a)	2,500	122,375
Visa, Inc. Class A	7,780	956,784
VistaPrint NV (a)	2,900	108,141
Weight Watchers International, Inc. (a)	1,300	98,748
Western Union Co.	23,120	424,946

		8,410,816

Computers — 14.5%
Accenture PLC Class A	35,000	2,273,250
Apple, Inc. (a)	34,899	20,389,392
Cadence Design Systems, Inc. (a)	40,300	470,301
Cognizant Technology Solutions Corp. Class A (a)	800	58,656

	Number of Shares	Value
Dell, Inc. (a)	68,800	$1,126,256
DST Systems, Inc.	9,620	538,527
EMC Corp/MA. (a)	76,280	2,151,859
Fortinet, Inc. (a)	8,200	214,184
IHS, Inc. Class A (a)	200	20,214
International Business Machines Corp.	44,830	9,283,396
MICROS Systems, Inc. (a)	600	34,098
NCR Corp. (a)	21,860	513,710
NetApp, Inc. (a)	5,460	212,012
Synopsys, Inc. (a)	13,100	393,131
Teradata Corp. (a)	4,900	341,922

		38,020,908

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	11,100	239,760
Colgate-Palmolive Co.	16,700	1,652,298
The Estee Lauder Cos., Inc. Class A	2,260	147,691
The Procter & Gamble Co.	4,457	283,643

		2,323,392

Distribution & Wholesale — 0.4%
Fastenal Co.	7,100	332,422
Fossil, Inc. (a)	100	13,067
Genuine Parts Co.	1,700	110,126
LKQ Corp. (a)	2,900	97,005
W.W. Grainger, Inc.	1,940	403,171
WESCO International, Inc. (a)	1,270	84,315

		1,040,106

Diversified Financial — 2.0%
Affiliated Managers Group, Inc. (a)	1,300	147,706
American Express Co.	32,300	1,944,783
BlackRock, Inc.	2,010	385,076
CBOE Holdings, Inc.	2,000	52,880
The Charles Schwab Corp.	700	10,010
Discover Financial Services	18,700	633,930
Eaton Vance Corp.	3,500	92,050
Federated Investors, Inc. Class B	6,580	145,286
Franklin Resources, Inc.	6,100	765,611
IntercontinentalExchange, Inc. (a)	2,630	349,895
Lazard Ltd. Class A	100	2,751
LPL Investment Holdings, Inc. (a)	2,900	104,081
The NASDAQ OMX Group, Inc. (a)	600	14,742
NYSE Euronext	3,300	84,975
T. Rowe Price Group, Inc.	8,900	561,724
TD Ameritrade Holding Corp.	660	12,401
Waddell & Reed Financial, Inc. Class A	400	12,792

		5,320,693

Electric — 0.0%
ITC Holdings Corp.	500	38,730

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	6,850	$344,761
The Babcock & Wilcox Co. (a)	5,000	123,000
Emerson Electric Co.	16,710	877,943

		1,345,704

Electronics — 0.9%
Agilent Technologies, Inc.	13,020	549,184
Amphenol Corp. Class A	4,400	255,816
Arrow Electronics, Inc. (a)	500	21,025
Dolby Laboratories, Inc. Class A (a)	4,930	193,404
FLIR Systems, Inc.	2,300	51,658
Garmin Ltd.	13,840	652,279
Gentex Corp/MI	1,260	27,682
Jabil Circuit, Inc.	5,300	124,285
Mettler-Toledo International, Inc. (a)	780	139,870
National Instruments Corp.	700	19,040
Thomas & Betts Corp. (a)	600	43,146
Trimble Navigation Ltd. (a)	1,310	70,923
Waters Corp. (a)	2,590	217,845

		2,366,157

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	1,800	28,890
First Solar, Inc. (a)	20	368

		29,258

Engineering & Construction — 0.6%
AECOM Technology Corp. (a)	18,300	403,881
Chicago Bridge & Iron Co. NV	5,000	222,100
Fluor Corp.	11,700	675,675
KBR, Inc.	3,600	121,896
McDermott International, Inc. (a)	1,670	18,871

		1,442,423

Entertainment — 0.4%
Bally Technologies, Inc. (a)	3,500	169,925
International Game Technology	15,500	241,490
Marriott Vacations Worldwide Corp. (a)	3,976	117,411
Regal Entertainment Group Class A	31,700	431,437

		960,263

Environmental Controls — 0.1%
Stericycle, Inc. (a)	30	2,598
Waste Connections, Inc.	5,200	167,596

		170,194

Foods — 1.3%
Campbell Soup Co.	9,900	334,917
ConAgra Foods, Inc.	4,700	121,354
Corn Products International, Inc.	1,800	102,708
Flowers Foods, Inc.	1,000	21,450
General Mills, Inc.	10,960	426,235
H.J. Heinz Co.	5,940	316,661
The Hershey Co.	1,900	127,319

	Number of Shares	Value
Hormel Foods Corp.	3,000	$87,180
Kellogg Co.	8,440	426,811
The Kroger Co.	20,160	469,123
McCormick & Co., Inc.	700	39,137
Sara Lee Corp.	18,800	414,352
Sysco Corp.	10,000	289,000
Whole Foods Market, Inc.	3,900	323,973

		3,500,220

Forest Products & Paper — 0.2%
International Paper Co.	10,000	333,100
Rayonier, Inc.	3,465	157,138
Rock-Tenn Co. Class A	1,900	118,427

		608,665

Hand & Machine Tools — 0.0%
Kennametal, Inc.	200	8,446
Lincoln Electric Holdings, Inc.	1,600	78,416

		86,862

Health Care – Products — 3.0%
Baxter International, Inc.	18,520	1,026,193
Becton, Dickinson & Co.	7,070	554,641
C.R. Bard, Inc.	3,450	341,412
CareFusion Corp. (a)	5,600	145,096
The Cooper Cos., Inc.	400	35,268
Covidien PLC	10,000	552,300
Edwards Lifesciences Corp. (a)	40	3,319
Gen-Probe, Inc. (a)	100	8,155
Henry Schein, Inc. (a)	2,000	153,480
Hill-Rom Holdings, Inc.	3,900	126,555
IDEXX Laboratories, Inc. (a)	800	70,344
Intuitive Surgical, Inc. (a)	1,196	691,527
Johnson & Johnson	19,980	1,300,498
Medtronic, Inc.	36,290	1,386,278
ResMed, Inc. (a)	6,300	214,263
St. Jude Medical, Inc.	8,640	334,541
Stryker Corp.	10,800	589,356
Techne Corp.	840	56,230
Thoratec Corp. (a)	2,100	73,101
Varian Medical Systems, Inc. (a)	2,000	126,840

		7,789,397

Health Care – Services — 0.6%
AMERIGROUP Corp. (a)	800	49,408
Covance, Inc. (a)	600	28,056
DaVita, Inc. (a)	3,000	265,740
HCA Holdings, Inc.	13,200	355,344
Health Management Associates, Inc. Class A (a)	6,000	43,200
Laboratory Corporation of America Holdings (a)	2,710	238,182
Lincare Holdings, Inc.	2,575	62,830
MEDNAX, Inc. (a)	970	68,133
Quest Diagnostics, Inc.	5,500	317,295

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tenet Healthcare Corp. (a)	300	$1,557
Universal Health Services, Inc. Class B	4,100	175,111

		1,604,856

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,800	89,244
Tempur-Pedic International, Inc. (a)	4,600	270,664

		359,908

Household Products — 0.5%
Avery Dennison Corp.	100	3,198
Church & Dwight Co., Inc.	3,460	175,768
The Clorox Co.	180	12,618
Kimberly-Clark Corp.	10,270	805,887
Tupperware Brands Corp.	2,900	180,641

		1,178,112

Housewares — 0.0%
The Toro Co.	40	2,858

Insurance — 0.1%
Erie Indemnity Co. Class A	990	76,131
Validus Holdings Ltd.	4,900	159,250

		235,381

Internet — 4.4%
Akamai Technologies, Inc. (a)	2,200	71,720
Amazon.com, Inc. (a)	4,151	962,617
eBay, Inc. (a)	19,230	789,392
Equinix, Inc. (a)	1,190	195,398
Expedia, Inc.	12,700	541,401
F5 Networks, Inc. (a)	2,960	396,433
Google, Inc. Class A (a)	10,119	6,124,322
Netflix, Inc. (a)	1,121	89,837
Priceline.com, Inc. (a)	1,465	1,114,601
Rackspace Hosting, Inc. (a)	2,200	127,798
Symantec Corp. (a)	30,900	510,468
TIBCO Software, Inc. (a)	6,100	200,690
VeriSign, Inc.	4,640	190,750
WebMD Health Corp. (a)	3,011	68,500

		11,383,927

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	100	4,294
Carpenter Technology Corp.	1,000	55,660
Cliffs Natural Resources, Inc.	6,040	376,050
Reliance Steel & Aluminum Co.	2,000	111,780
Steel Dynamics, Inc.	9,200	117,484

		665,268

Leisure Time — 0.4%
Harley-Davidson, Inc.	11,400	596,562
Polaris Industries, Inc.	5,100	405,144
Royal Caribbean Cruises Ltd.	2,800	76,636

		1,078,342

	Number of Shares	Value
Lodging — 0.9%
Choice Hotels International, Inc.	6,200	$233,244
Hyatt Hotels Corp. Class A (a)	100	4,303
Las Vegas Sands Corp.	15,400	854,546
Marriott International, Inc. Class A	11,467	448,245
MGM Resorts International (a)	21,800	292,556
Starwood Hotels & Resorts Worldwide, Inc.	3,100	183,520
Wynn Resorts Ltd.	2,320	309,488

		2,325,902

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	28,490	2,927,917
Ingersoll-Rand PLC	10,800	459,216
Joy Global, Inc.	1,600	113,232

		3,500,365

Machinery – Diversified — 1.2%
Cummins, Inc.	9,180	1,063,319
Deere & Co.	7,700	634,172
Eaton Corp.	4,500	216,810
Flowserve Corp.	40	4,597
Gardner Denver, Inc.	100	6,514
Graco, Inc.	1,200	63,972
IDEX Corp.	2,550	110,441
The Manitowoc Co., Inc.	1,000	13,850
Nordson Corp.	2,100	113,190
Rockwell Automation, Inc.	900	69,606
Roper Industries, Inc.	4,050	412,695
Wabtec Corp.	4,600	357,788
Zebra Technologies Corp. Class A (a)	1,050	40,730

		3,107,684

Manufacturing — 2.9%
3M Co.	19,680	1,758,605
Carlisle Cos., Inc.	100	5,506
Cooper Industries PLC	4,100	256,537
Danaher Corp.	9,720	527,018
Donaldson Co., Inc.	700	24,262
Dover Corp.	6,030	377,840
Honeywell International, Inc.	39,860	2,417,908
Illinois Tool Works, Inc.	15,800	906,604
Leggett & Platt, Inc.	8,000	174,160
Pall Corp.	3,900	232,479
Parker Hannifin Corp.	4,500	394,605
Textron, Inc.	19,000	506,160

		7,581,684

Media — 2.8%
AMC Networks, Inc. (a)	1,000	42,500
Cablevision Systems Corp. Class A	11,600	171,912
CBS Corp. Class B	10,400	346,840
Charter Communications, Inc. Class A (a)	2,000	120,940
Comcast Corp. Class A	53,100	1,610,523

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DIRECTV Class A (a)	20,800	$1,024,816
Discovery Communications, Inc. Series A (a)	6,300	342,846
DISH Network Corp. Class A	7,600	242,972
FactSet Research Systems, Inc.	1,200	125,832
John Wiley & Sons, Inc. Class A	1,100	49,709
Liberty Global, Inc. Class A (a)	3,700	184,297
The McGraw-Hill Cos., Inc.	9,970	490,225
Scripps Networks Interactive Class A	3,200	160,704
Sirius XM Radio, Inc. (a)	141,100	318,886
Time Warner Cable, Inc.	14,900	1,198,705
Viacom, Inc. Class B	21,200	983,468

		7,415,175

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	30	5,291
The Timken Co.	1,700	96,067
Valmont Industries, Inc.	850	105,341

		206,699

Mining — 0.6%
Compass Minerals International, Inc.	400	30,608
Freeport-McMoRan Copper & Gold, Inc.	41,600	1,593,280
Royal Gold, Inc.	400	24,784
Southern Copper Corp.	202	6,642

		1,655,314

Oil & Gas — 6.2%
Anadarko Petroleum Corp.	1,400	102,494
Apache Corp.	3,600	345,384
Cabot Oil & Gas Corp.	600	21,084
Chevron Corp.	6,020	641,491
Cimarex Energy Co.	100	6,911
Cobalt International Energy, Inc. (a)	3,400	90,984
Continental Resources, Inc. (a)	1,000	89,250
Denbury Resources, Inc. (a)	4,200	79,968
Diamond Offshore Drilling, Inc.	2,700	185,085
EOG Resources, Inc.	2,820	309,664
EQT Corp.	1,100	54,802
Exxon Mobil Corp.	144,190	12,449,365
Forest Oil Corp. (a)	7,000	93,240
Helmerich & Payne, Inc.	2,400	123,336
Murphy Oil Corp.	1,900	104,443
Newfield Exploration Co. (a)	300	10,770
Noble Energy, Inc.	600	59,592
Occidental Petroleum Corp.	11,360	1,036,259
Patterson-UTI Energy, Inc.	300	4,851
Pioneer Natural Resources Co.	1,140	132,035
QEP Resources, Inc.	100	3,081
Rowan Companies, Inc. (a)	600	20,718
SM Energy Co.	500	33,055
Southwestern Energy Co. (a)	1,400	44,212
Ultra Petroleum Corp. (a)	4,400	86,944

	Number of Shares	Value
Whiting Petroleum Corp. (a)	2,100	$120,120

		16,249,138

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	200	8,822
Cameron International Corp. (a)	1,280	65,600
Core Laboratories NV	1,250	171,225
Dresser-Rand Group, Inc. (a)	370	18,012
FMC Technologies, Inc. (a)	200	9,400
Halliburton Co.	18,000	615,960
HollyFrontier Corp.	18,744	577,690
Oceaneering International, Inc.	6,900	356,247
Oil States International, Inc. (a)	1,200	95,496
RPC, Inc.	250	2,585
Schlumberger Ltd.	40,400	2,995,256
Superior Energy Services, Inc. (a)	11,700	314,964
Tidewater, Inc.	100	5,503

		5,236,760

Packaging & Containers — 0.3%
Ball Corp.	13,000	542,880
Crown Holdings, Inc. (a)	1,400	51,772
Packaging Corporation of America	3,000	87,570
Silgan Holdings, Inc.	1,500	65,805

		748,027

Pharmaceuticals — 4.3%
Abbott Laboratories	64,620	4,010,317
Allergan, Inc.	10,340	992,640
AmerisourceBergen Corp.	11,900	442,799
Cardinal Health, Inc.	6,000	253,620
Catalyst Health Solutions, Inc. (a)	500	43,185
DENTSPLY International, Inc.	1,950	80,067
Eli Lilly & Co.	19,320	799,655
Endo Pharmaceuticals Holdings, Inc. (a)	3,700	130,018
Express Scripts Holding Co. (a)	20,680	1,153,737
Gilead Sciences, Inc. (a)	28,400	1,477,084
Herbalife Ltd.	6,080	427,546
Hospira, Inc. (a)	1,470	51,626
Mead Johnson Nutrition Co.	200	17,112
Mylan, Inc. (a)	10,400	225,784
Patterson Cos., Inc.	900	30,681
Perrigo Co.	1,530	160,497
Sirona Dental Systems, Inc. (a)	200	10,102
SXC Health Solutions Corp. (a)	2,200	199,276
United Therapeutics Corp. (a)	4,800	210,000
Warner Chilcott PLC Class A (a)	5,500	119,625
Watson Pharmaceuticals, Inc. (a)	4,000	301,440

		11,136,811

Pipelines — 0.4%
El Paso Corp.	26,600	789,222
Kinder Morgan, Inc.	9,900	355,410

		1,144,632

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. (a)	5,500	$103,455
Jones Lang LaSalle, Inc.	900	71,946

		175,401

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	10,715	702,690
Apartment Investment & Management Co. Class A	1,400	38,010
Boston Properties, Inc.	1,880	203,510
Camden Property Trust	1,600	108,272
Digital Realty Trust, Inc.	2,200	165,198
Equity Residential	500	30,720
Essex Property Trust, Inc.	560	88,463
Federal Realty Investment Trust	2,090	210,379
The Macerich Co.	2,800	172,396
Plum Creek Timber Co., Inc.	2,700	113,508
Public Storage	5,650	809,419
Simon Property Group, Inc.	9,189	1,429,809
UDR, Inc.	400	10,532
Ventas, Inc.	3,500	205,765
Vornado Realty Trust	1,000	85,840
Weyerhaeuser Co.	2,800	57,008

		4,431,519

Retail — 9.9%
Abercrombie & Fitch Co. Class A	2,400	120,408
Advance Auto Parts, Inc.	6,540	600,372
AutoNation, Inc. (a)	2,100	72,618
AutoZone, Inc. (a)	1,028	407,253
Bed Bath & Beyond, Inc. (a)	10,400	732,056
Big Lots, Inc. (a)	5,700	208,848
Brinker International, Inc.	17,900	563,313
CarMax, Inc. (a)	500	15,435
Chico’s FAS, Inc.	6,000	92,160
Chipotle Mexican Grill, Inc. (a)	923	382,260
Coach, Inc.	18,100	1,324,196
Copart, Inc. (a)	6,500	171,665
Costco Wholesale Corp.	15,800	1,393,086
Darden Restaurants, Inc.	4,300	215,344
Dick’s Sporting Goods, Inc.	3,100	156,860
Dollar General Corp. (a)	2,900	137,634
Dollar Tree, Inc. (a)	4,650	472,719
DSW, Inc. Class A	1,700	95,642
Dunkin’ Brands Group, Inc.	700	22,659
Family Dollar Stores, Inc.	30	2,027
Guess?, Inc.	2,600	76,128
Hanesbrands, Inc. (a)	2,900	81,838
The Home Depot, Inc.	54,700	2,832,913
Kohl’s Corp.	8,400	421,092
Limited Brands, Inc.	10,400	516,880
Macy’s, Inc.	15,000	615,300
McDonald’s Corp.	30,680	2,989,766

	Number of Shares	Value
MSC Industrial Direct Co., Inc. Class A	1,800	$132,678
Nordstrom, Inc.	5,800	323,988
O’Reilly Automotive, Inc. (a)	6,600	696,036
Panera Bread Co. Class A (a)	900	142,128
PetSmart, Inc.	7,600	442,776
PVH Corp.	2,620	232,656
Ross Stores, Inc.	8,080	497,647
Sally Beauty Holdings, Inc. (a)	2,100	55,860
Starbucks Corp.	16,300	935,294
Target Corp.	4,600	266,524
The TJX Cos., Inc.	30,120	1,256,305
Tractor Supply Co.	2,100	206,661
Ulta Salon Cosmetics & Fragrance, Inc.	1,200	105,816
Urban Outfitters, Inc. (a)	400	11,584
Wal-Mart Stores, Inc.	56,240	3,313,098
Walgreen Co.	30,800	1,079,848
Williams-Sonoma, Inc.	900	34,821
Yum! Brands, Inc.	18,340	1,333,868

		25,788,060

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	720	5,083
People’s United Financial, Inc.	8,000	98,720

		103,803

Semiconductors — 2.5%
Advanced Micro Devices, Inc. (a)	57,100	420,256
Altera Corp.	1,300	46,241
Analog Devices, Inc.	10,080	392,918
Applied Materials, Inc.	3,000	35,970
Atmel Corp. (a)	6,900	61,203
Avago Technologies Ltd.	11,700	403,416
Broadcom Corp. Class A (a)	21,600	790,560
Cypress Semiconductor Corp. (a)	12,500	193,750
Intersil Corp. Class A	7,600	78,052
KLA-Tencor Corp.	9,600	500,640
Lam Research Corp. (a)	6,300	262,395
Linear Technology Corp.	9,520	311,399
LSI Corp. (a)	75,400	606,216
Maxim Integrated Products, Inc.	13,200	390,456
Microchip Technology, Inc.	5,900	208,506
NVIDIA Corp. (a)	5,700	74,100
ON Semiconductor Corp. (a)	10,300	85,078
PMC-Sierra, Inc. (a)	500	3,535
QLogic Corp. (a)	16,800	289,800
Rovi Corp. (a)	100	2,860
Silicon Laboratories, Inc. (a)	2,900	102,921
Skyworks Solutions, Inc. (a)	3,000	81,420
Texas Instruments, Inc.	17,750	566,935
Xilinx, Inc.	14,510	527,874

		6,436,501

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 7.7%
Adobe Systems, Inc. (a)	19,050	$639,318
Allscripts Healthcare Solutions, Inc. (a)	9,200	101,936
ANSYS, Inc. (a)	2,300	154,261
Autodesk, Inc. (a)	4,650	183,070
BMC Software, Inc. (a)	6,530	269,428
Broadridge Financial Solutions, Inc.	4,160	96,554
Cerner Corp. (a)	5,300	429,777
Citrix Systems, Inc. (a)	4,000	342,440
Compuware Corp. (a)	2,100	18,312
The Dun & Bradstreet Corp.	2,120	164,894
Electronic Arts, Inc. (a)	2,600	39,988
Fiserv, Inc. (a)	3,750	263,587
Informatica Corp. (a)	1,900	87,438
Intuit, Inc.	11,060	641,148
Microsoft Corp.	318,460	10,197,089
MSCI, Inc. Class A (a)	1,200	43,908
Nuance Communications, Inc. (a)	8,500	207,740
Oracle Corp.	171,200	5,031,568
Red Hat, Inc. (a)	5,500	327,855
Salesforce.com, Inc. (a)	1,860	289,658
SEI Investments Co.	7,100	143,349
Solera Holdings, Inc.	1,400	62,916
VeriFone Systems, Inc. (a)	1,300	61,932
VMware, Inc. Class A (a)	3,180	355,270

		20,153,436

Telecommunications — 2.4%
Crown Castle International Corp. (a)	5,200	294,372
Harris Corp.	970	44,174
JDS Uniphase Corp. (a)	4,800	58,320
Juniper Networks, Inc. (a)	2,020	43,289
Level 3 Communications, Inc. (a)	19,300	445,058
MetroPCS Communications, Inc. (a)	17,700	129,210
NeuStar, Inc. Class A (a)	6,000	218,100
NII Holdings, Inc. (a)	1,300	18,193
Polycom, Inc. (a)	7,800	103,506
QUALCOMM, Inc.	52,390	3,344,577
SBA Communications Corp. Class A (a)	1,470	78,998
tw telecom, Inc. (a)	3,800	82,764
Verizon Communications, Inc.	28,100	1,134,678
Virgin Media, Inc.	9,900	243,144
Windstream Corp.	7,170	80,591

		6,318,974

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	3,870	142,184
Mattel, Inc.	12,200	409,920

		552,104

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	900	53,766
Con-way, Inc.	200	6,500
CSX Corp.	37,100	827,701

	Number of Shares	Value
Expeditors International of Washington, Inc.	100	$4,000
FedEx Corp.	500	44,120
J.B. Hunt Transport Services, Inc.	2,800	154,924
Kansas City Southern	1,500	115,530
Kirby Corp. (a)	40	2,655
Landstar System, Inc.	2,060	110,354
Union Pacific Corp.	3,250	365,430
United Continental Holdings, Inc. (a)	16,955	371,654
United Parcel Service, Inc. Class B	24,300	1,898,802

		3,955,436

Water — 0.0%
Aqua America, Inc.	200	4,542

TOTAL COMMON STOCK (Cost $230,749,909)		262,489,626

TOTAL EQUITIES (Cost $230,749,909)		262,489,626

TOTAL LONG-TERM INVESTMENTS (Cost $230,749,909)		262,489,626

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (b)	$1,012,798	1,012,798

TOTAL SHORT-TERM INVESTMENTS (Cost $1,012,798)		1,012,798

TOTAL INVESTMENTS — 100.8% (Cost $231,762,707) (c)		263,502,424

Other Assets/(Liabilities) — (0.8)%		(2,051,337)

NET ASSETS — 100.0%		$261,451,087

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,012,798. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $1,033,136.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Auto Manufacturers — 1.9%
Navistar International Corp. (a)	5,510	$187,065

Automotive & Parts — 1.4%
Lear Corp.	3,270	135,705

Banks — 9.7%
Fifth Third Bancorp	6,960	99,041
M&T Bank Corp.	2,755	237,674
Northern Trust Corp.	1,590	75,668
Prosperity Bancshares, Inc.	2,750	128,287
Signature Bank (a)	2,520	165,539
SunTrust Banks, Inc.	2,170	52,688
Zions Bancorp	8,250	168,217

		927,114

Chemicals — 4.6%
Airgas, Inc.	1,380	126,463
Celanese Corp. Series A	2,220	107,581
The Mosaic Co.	3,860	203,886

		437,930

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	2,750	44,358

Commercial Services — 1.3%
AerCap Holdings NV (a)	8,250	95,535
Quanta Services, Inc. (a)	1,310	28,977
TeleTech Holdings, Inc. (a)	120	1,818

		126,330

Computers — 0.6%
Western Digital Corp. (a)	1,590	61,708

Diversified Financial — 2.8%
Affiliated Managers Group, Inc. (a)	942	107,030
Lazard Ltd. Class A	2,260	62,173
Raymond James Financial, Inc.	2,765	101,254

		270,457

Electric — 6.9%
Cleco Corp.	2,752	112,282
CMS Energy Corp.	6,643	152,723
GenOn Energy, Inc. (a)	10,970	23,366
NV Energy, Inc.	8,250	137,362
Pepco Holdings, Inc.	7,280	137,738
SCANA Corp.	2,210	101,925

		665,396

Electrical Components & Equipment — 1.7%
Energizer Holdings, Inc. (a)	2,220	158,353

Electronics — 0.7%
Agilent Technologies, Inc.	1,590	67,066

	Number of Shares	Value
Entertainment — 0.8%
Pinnacle Entertainment, Inc. (a)	6,648	$73,793

Environmental Controls — 0.9%
Republic Services, Inc.	3,270	89,500

Foods — 4.2%
Adecoagro SA (a)	5,630	50,219
ConAgra Foods, Inc.	3,890	100,440
The J.M. Smucker Co.	1,235	98,343
The Kroger Co.	2,210	51,427
Sara Lee Corp.	4,480	98,739

		399,168

Forest Products & Paper — 1.4%
Rock-Tenn Co. Class A	2,220	138,373

Gas — 1.6%
AGL Resources, Inc.	3,900	153,777

Hand & Machine Tools — 1.7%
Stanley Black & Decker, Inc.	2,220	162,415

Health Care – Services — 5.9%
Aetna, Inc.	2,220	97,769
DaVita, Inc. (a)	2,220	196,647
Humana, Inc.	1,595	128,685
Universal Health Services, Inc. Class B	3,270	139,662

		562,763

Household Products — 0.9%
Church & Dwight Co., Inc.	1,640	83,312

Housewares — 2.1%
Newell Rubbermaid, Inc.	11,190	203,658

Insurance — 9.5%
ACE Ltd.	1,593	121,020
Aon PLC	1,650	85,470
Brown & Brown, Inc.	4,520	121,904
Everest Re Group Ltd.	2,220	220,002
The Progressive Corp.	8,250	175,725
Reinsurance Group of America, Inc. Class A	3,270	190,118

		914,239

Iron & Steel — 1.5%
Allegheny Technologies, Inc.	3,270	140,414

Machinery – Diversified — 1.6%
AGCO Corp. (a)	3,270	152,284

Manufacturing — 5.2%
Cooper Industries PLC	1,590	99,486
SPX Corp.	1,590	122,080
Tyco International Ltd.	4,960	278,405

		499,971

Oil & Gas — 6.4%
Bill Barrett Corp. (a)	4,525	108,509

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cimarex Energy Co.	1,220	$84,314
Ensco PLC Sponsored ADR (United Kingdom)	1,910	104,381
EQT Corp.	1,590	79,214
Nabors Industries Ltd. (a)	4,750	79,088
Noble Energy, Inc.	630	62,572
Whiting Petroleum Corp. (a)	1,750	100,100

		618,178

Oil & Gas Services — 0.9%
Tidewater, Inc.	1,590	87,498

Pharmaceuticals — 1.5%
Mylan, Inc. (a)	6,640	144,154

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	630	50,362

Real Estate Investment Trusts (REITS) — 1.1%
BioMed Realty Trust, Inc.	5,496	108,931

Retail — 2.4%
Abercrombie & Fitch Co. Class A	2,750	137,967
PVH Corp.	1,060	94,128

		232,095

Semiconductors — 2.9%
Atmel Corp. (a)	5,830	51,712
Marvell Technology Group Ltd. (a)	6,650	99,816
Skyworks Solutions, Inc. (a)	3,300	89,562
Xilinx, Inc.	1,110	40,382

		281,472

Software — 3.7%
Electronic Arts, Inc. (a)	12,138	186,682
Take-Two Interactive Software, Inc. (a)	12,170	171,597

		358,279

Telecommunications — 3.6%
Ciena Corp. (a)	8,250	122,265
Juniper Networks, Inc. (a)	6,650	142,509
NII Holdings, Inc. (a)	5,490	76,833

		341,607

Textiles — 1.6%
Mohawk Industries, Inc. (a)	2,220	148,784

Toys, Games & Hobbies — 2.8%
Hasbro, Inc.	3,270	120,140
Mattel, Inc.	4,510	151,536

		271,676

Transportation — 0.6%
United Continental Holdings, Inc. (a)	2,810	61,595

TOTAL COMMON STOCK (Cost $8,748,656)		9,359,780

		Value

TOTAL EQUITIES (Cost $8,748,656)		$9,359,780

TOTAL LONG-TERM INVESTMENTS (Cost $8,748,656)		9,359,780

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2012, 0.010%, due 5/01/12 (b)	$161,587	161,587

TOTAL SHORT-TERM INVESTMENTS (Cost $161,587)		161,587

TOTAL INVESTMENTS — 99.1% (Cost $8,910,243) (c)		9,521,367

Other Assets/(Liabilities) — 0.9%		89,203

NET ASSETS — 100.0%		$9,610,570

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $161,587. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $165,868.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Aerospace & Defense — 1.4%
Aerovironment, Inc. (a)	650	$15,808
BE Aerospace, Inc. (a)	16,306	766,871
Curtiss-Wright Corp.	3,587	126,585
Exelis, Inc.	930	10,723
LMI Aerospace, Inc. (a)	1,103	20,174
Moog, Inc. Class A (a)	2,899	122,541

		1,062,702

Agriculture — 0.2%
The Andersons, Inc.	1,130	56,952
Universal Corp.	2,394	109,717

		166,669

Airlines — 0.4%
Alaska Air Group, Inc. (a)	4,678	158,116
JetBlue Airways Corp. (a)	21,550	102,363
Spirit Airlines, Inc. (a)	1,764	42,371

		302,850

Apparel — 0.2%
Ascena Retail Group, Inc. (a)	8,582	175,759
Iconix Brand Group, Inc. (a)	376	5,768

		181,527

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	1,526	51,808

Automotive & Parts — 1.3%
Dana Holding Corp.	57,115	835,021
Miller Industries, Inc.	2,307	37,835
Standard Motor Products, Inc.	5,274	79,479

		952,335

Banks — 2.1%
Banco Latinoamericano de Comercio Exterior SA	10	209
CapitalSource, Inc.	118,865	766,679
Citizens & Northern Corp.	705	13,353
CVB Financial Corp.	7,980	92,329
Eagle Bancorp, Inc. (a)	1,845	32,823
First Horizon National Corp.	984	9,033
FirstMerit Corp.	29,127	489,334
Lakeland Financial Corp.	330	8,593
NBT Bancorp, Inc.	210	4,315
Republic Bancorp, Inc. Class A	1,083	25,483
Southside Bancshares, Inc.	1,617	32,987
State Bank Financial Corp. (a)	1,410	24,322
Univest Corp. of Pennsylvania	1,560	25,116
WesBanco, Inc.	2,078	42,557

		1,567,133

	Number of Shares	Value
Beverages — 0.2%
Constellation Brands, Inc. Class A (a)	1,260	$27,216
Cott Corp. (a)	4,200	27,510
Dr. Pepper Snapple Group, Inc.	1,560	63,305

		118,031

Biotechnology — 0.8%
Cambrex Corp. (a)	10,062	65,202
Halozyme Therapeutics, Inc. (a)	20,345	164,591
Myriad Genetics, Inc. (a)	6,776	176,244
PDL BioPharma, Inc.	24,860	156,369
RTI Biologics, Inc. (a)	13,357	46,749

		609,155

Building Materials — 0.2%
Gibraltar Industries, Inc. (a)	470	6,355
Interline Brands, Inc. (a)	6,733	141,662

		148,017

Chemicals — 1.9%
A. Schulman, Inc.	5,018	123,493
American Vanguard Corp.	1,083	27,075
Chemtura Corp. (a)	3,130	53,273
Cytec Industries, Inc.	11,929	758,326
H.B. Fuller Co.	5,379	176,969
Huntsman Corp.	1,188	16,822
Kronos Worldwide, Inc.	3,840	91,162
Methanex Corp.	720	25,315
Olin Corp.	6,241	130,811
PolyOne Corp.	9	125
The Valspar Corp.	698	35,703

		1,439,074

Commercial Services — 8.3%
Aaron’s, Inc.	3,160	85,857
Alliance Data Systems Corp. (a)	70	8,994
AVEO Pharmaceuticals, Inc. (a)	9,156	105,294
Booz Allen Hamilton Holding Corp.	7,208	123,257
Bridgepoint Education, Inc. (a)	5,189	111,875
Capella Education Co. (a)	469	15,341
Chemed Corp.	1,876	113,198
Coinstar, Inc. (a)	1,941	121,875
Convergys Corp. (a)	11,024	147,391
Deluxe Corp.	7,176	170,861
DeVry, Inc.	435	13,985
Euronet Worldwide, Inc. (a)	6,023	130,277
Genpact Ltd. (a)	1,390	23,185
Global Cash Access Holdings, Inc. (a)	5,350	45,208
Global Payments, Inc.	379	17,597
Grand Canyon Education, Inc. (a)	520	9,043
Heartland Payment Systems, Inc.	3,160	96,285
HMS Holdings Corp. (a)	12,502	300,798
ICF International, Inc. (a)	4,085	101,880
Insperity, Inc.	3,819	104,144

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intersections, Inc.	2,456	$29,546
Korn/Ferry International (a)	30,120	486,438
MAXIMUS, Inc.	2,140	94,695
Medifast, Inc. (a)	7,630	146,649
Monro Muffler Brake, Inc.	15,004	619,065
Moody’s Corp.	15,938	652,661
Navigant Consulting, Inc. (a)	5,870	81,710
Net 1 UEPS Technologies, Inc. (a)	4,940	43,472
Quad/Graphics, Inc.	679	9,126
Rent-A-Center, Inc.	1,690	57,815
Robert Half International, Inc.	45,099	1,343,950
SAIC, Inc.	10,282	125,029
Service Corp. International	1,040	12,043
TeleTech Holdings, Inc. (a)	3,510	53,176
TNS, Inc. (a)	3,310	67,524
Total System Services, Inc.	5,580	131,242
Towers Watson & Co. Class A	2,020	132,108
TrueBlue, Inc. (a)	6,887	118,870
Valassis Communications, Inc. (a)	6,620	132,400

		6,183,864

Computers — 4.4%
Brocade Communications Systems, Inc. (a)	24,377	135,049
CACI International, Inc. Class A (a)	7,298	446,127
Cadence Design Systems, Inc. (a)	13,028	152,037
Electronics for Imaging, Inc. (a)	6,459	115,293
Fortinet, Inc. (a)	18,679	487,895
iGATE Corp. (a)	2,200	42,812
j2 Global, Inc.	13,302	343,591
Jack Henry & Associates, Inc.	120	4,075
Lexmark International, Inc. Class A	280	8,428
Manhattan Associates, Inc. (a)	174	8,726
Mentor Graphics Corp. (a)	5,460	78,897
MTS Systems Corp.	270	12,952
NCR Corp. (a)	5,430	127,605
Netscout Systems, Inc. (a)	3,510	72,622
Sykes Enterprises, Inc. (a)	6,623	104,975
Synaptics, Inc. (a)	4,203	129,074
Synopsys, Inc. (a)	4,925	147,799
Western Digital Corp. (a)	20,892	810,818

		3,228,775

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a)	5,715	152,533
Fossil, Inc. (a)	5,131	670,468
Pool Corp.	15,596	575,648

		1,398,649

Diversified Financial — 2.1%
Altisource Portfolio Solutions SA (a)	1,530	91,540
Apollo Global Management LLC Class A	14,894	191,239
Encore Capital Group, Inc. (a)	4,090	96,933

	Number of Shares	Value
Federated Investors, Inc. Class B	3,945	$87,106
Financial Engines, Inc. (a)	9,305	212,526
KBW, Inc.	19,745	336,455
Knight Capital Group, Inc. Class A (a)	7,390	97,105
Netspend Holdings, Inc. (a)	410	3,128
Ocwen Financial Corp. (a)	28,370	422,997
World Acceptance Corp. (a)	446	29,663

		1,568,692

Electric — 2.6%
The AES Corp. (a)	84,087	1,052,769
Avista Corp.	110	2,909
CenterPoint Energy, Inc.	5,320	107,517
CMS Energy Corp.	8,061	185,322
El Paso Electric Co.	3,340	102,338
NorthWestern Corp.	3,618	128,511
Portland General Electric Co.	6,782	175,179
TECO Energy, Inc.	7,958	143,403

		1,897,948

Electrical Components & Equipment — 1.4%
Belden, Inc.	2,450	85,211
EnerSys (a)	3,441	120,263
Generac Holdings, Inc. (a)	8,524	205,258
General Cable Corp. (a)	6,102	179,643
Greatbatch, Inc. (a)	15,813	368,285
Molex, Inc.	4,084	112,677

		1,071,337

Electronics — 2.3%
Avnet, Inc. (a)	514	18,545
Brady Corp. Class A	2,870	89,056
Celestica, Inc. (a)	650	5,824
Elster Group SE ADR (Germany) (a)	3,871	57,755
Flextronics International Ltd. (a)	2,180	14,519
Imax Corp. (a)	35,932	861,290
Itron, Inc. (a)	184	7,507
Jabil Circuit, Inc.	121	2,837
Newport Corp. (a)	6,773	115,615
Waters Corp. (a)	4,771	401,289
Watts Water Technologies, Inc. Class A	2,890	106,410
Zygo Corp. (a)	468	9,262

		1,689,909

Energy – Alternate Sources — 0.3%
Green Plains Renewable Energy, Inc. (a)	3,490	27,885
Renewable Energy Group, Inc. (a)	18,070	163,895
REX American Resources Corp. (a)	1,410	39,113

		230,893

Engineering & Construction — 2.1%
AECOM Technology Corp. (a)	22,718	501,386
EMCOR Group, Inc.	298	8,737

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Granite Construction, Inc.	2,160	$60,135
KBR, Inc.	23,493	795,473
URS Corp.	3,958	163,505

		1,529,236

Environmental Controls — 1.9%
Darling International, Inc. (a)	4,380	71,744
Tetra Technologies, Inc. (a)	6,034	161,108
Waste Connections, Inc.	35,902	1,157,122

		1,389,974

Foods — 1.1%
Safeway, Inc.	3,250	66,072
Smithfield Foods, Inc. (a)	4,620	96,835
Spartan Stores, Inc.	2,108	38,429
TreeHouse Foods, Inc. (a)	9,129	525,009
Village Super Market	502	13,855
Weis Markets, Inc.	926	41,300

		781,500

Forest Products & Paper — 0.6%
Boise, Inc.	2,169	16,571
Buckeye Technologies, Inc.	4,541	147,174
KapStone Paper and Packaging Corp. (a)	5,940	107,276
Neenah Paper, Inc.	2,490	71,114
P.H. Glatfelter Co.	8,977	139,862

		481,997

Gas — 0.7%
PAA Natural Gas Storage LP	20,835	395,031
Vectren Corp.	4,037	118,890

		513,921

Hand & Machine Tools — 0.7%
Regal-Beloit Corp.	8,169	552,551

Health Care – Products — 1.4%
CONMED Corp.	4,232	120,993
Cyberonics, Inc. (a)	2,270	86,941
Dexcom, Inc. (a)	29,392	287,748
Hanger Orthopedic Group, Inc. (a)	3,280	77,244
Henry Schein, Inc. (a)	1,430	109,738
IDEXX Laboratories, Inc. (a)	93	8,178
Orthofix International NV (a)	4,510	185,902
PSS World Medical, Inc. (a)	5,658	135,396
Vascular Solutions, Inc. (a)	2,021	22,938
Young Innovations, Inc.	721	24,514

		1,059,592

Health Care – Services — 2.9%
AMERIGROUP Corp. (a)	5,430	335,357
AmSurg Corp. (a)	4,277	123,006
Assisted Living Concepts, Inc.	1,799	32,220
Bio-Reference Laboratories, Inc. (a)	2,850	60,762
Centene Corp. (a)	1,828	72,371

	Number of Shares	Value
DaVita, Inc. (a)	590	$52,262
The Ensign Group, Inc.	3,889	103,875
HEALTHSOUTH Corp. (a)	32,937	737,459
Laboratory Corporation of America Holdings (a)	100	8,789
LifePoint Hospitals, Inc. (a)	616	24,036
Lincare Holdings, Inc.	5,676	138,494
Magellan Health Services, Inc. (a)	125	5,535
Metropolitan Health Networks, Inc. (a)	8,647	64,680
Molina Healthcare, Inc. (a)	3,697	94,828
Select Medical Holdings Corp. (a)	11,003	94,296
Triple-S Management Corp. Class B (a)	2,243	47,238
U.S. Physical Therapy, Inc.	2,576	62,803
Universal Health Services, Inc. Class B	2,080	88,837

		2,146,848

Holding Company – Diversified — 0.1%
Primoris Services Corp.	6,468	93,269

Home Builders — 1.1%
Toll Brothers, Inc. (a)	31,245	793,623

Home Furnishing — 0.2%
La-Z-Boy, Inc. (a)	4,870	73,391
VOXX International Corp. (a)	5,500	69,795

		143,186

Household Products — 1.0%
Acco Brands Corp. (a)	3,580	37,769
Church & Dwight Co., Inc.	8,328	423,062
CSS Industries, Inc.	917	17,561
Helen of Troy Ltd. (a)	2,020	69,892
Jarden Corp.	4,333	181,683

		729,967

Housewares — 0.0%
The Toro Co.	90	6,431

Insurance — 4.4%
Allied World Assurance Co. Holdings Ltd.	350	25,186
Alterra Capital Holdings Ltd.	9,470	226,617
American Equity Investment Life Holding Co.	7,400	90,724
American Financial Group, Inc.	4,872	189,618
AmTrust Financial Services, Inc.	14,780	402,607
Assurant, Inc.	3,190	128,685
Assured Guaranty Ltd.	8,553	121,282
Brown & Brown, Inc.	22,905	617,748
CNO Financial Group, Inc. (a)	18,513	134,590
FBL Financial Group, Inc. Class A	458	13,337
The Hanover Insurance Group, Inc.	10	404
HCC Insurance Holdings, Inc.	5,390	172,264
Horace Mann Educators Corp.	5,985	105,037

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Maiden Holdings Ltd.	6,718	$55,759
Meadowbrook Insurance Group, Inc.	9,585	84,636
Primerica, Inc.	6,408	168,082
ProAssurance Corp.	1,410	124,207
Protective Life Corp.	3,620	105,921
Reinsurance Group of America, Inc. Class A	2,803	162,966
StanCorp Financial Group, Inc.	600	23,028
Symetra Financial Corp.	12,995	158,019
Torchmark Corp.	2,631	128,156
Tower Group, Inc.	1,180	25,464

		3,264,337

Internet — 1.9%
Ancestry.com, Inc. (a)	1,558	41,599
AOL, Inc. (a)	980	24,539
Digital River, Inc. (a)	682	12,828
IAC/InterActiveCorp	500	24,075
Sapient Corp.	7,960	95,281
Splunk, Inc. (a)	230	7,809
TIBCO Software, Inc. (a)	29,405	967,425
ValueClick, Inc. (a)	4,859	102,914
VASCO Data Security International, Inc. (a)	3,100	24,149
Websense, Inc. (a)	6,806	141,156

		1,441,775

Iron & Steel — 0.2%
Steel Dynamics, Inc.	9,610	122,720

Leisure Time — 0.1%
Multimedia Games Holding Co. (a)	3,440	39,078
Polaris Industries, Inc.	120	9,533

		48,611

Lodging — 0.2%
Ameristar Casinos, Inc.	6,336	113,921

Machinery – Diversified — 1.1%
AGCO Corp. (a)	1,920	89,414
Albany International Corp. Class A	1,331	32,077
Altra Holdings, Inc. (a)	850	15,538
Applied Industrial Technologies, Inc.	2,938	115,464
Briggs & Stratton Corp.	1,576	28,526
Columbus McKinnon Corp. (a)	1,890	28,029
Gardner Denver, Inc.	94	6,123
Kadant, Inc. (a)	2,371	61,338
NACCO Industries, Inc. Class A	360	40,849
Tennant Co.	140	6,202
Wabtec Corp.	4,926	383,144
Xylem, Inc.	400	11,152

		817,856

Manufacturing — 0.8%
Actuant Corp. Class A	5,390	146,985
AZZ, Inc.	190	9,825

	Number of Shares	Value
Barnes Group, Inc.	2,530	$66,792
FreightCar America, Inc.	893	19,289
GP Strategies Corp. (a)	2,453	41,161
Koppers Holdings, Inc.	2,103	81,765
LSB Industries, Inc. (a)	80	2,714
Myers Industries, Inc.	3,973	65,674
Park-Ohio Holdings Corp. (a)	1,294	27,937
Standex International Corp.	1,553	68,425
Tredegar Corp.	549	9,525
Trimas Corp. (a)	1,980	43,580

		583,672

Media — 0.8%
Demand Media, Inc. (a)	1,875	15,581
DISH Network Corp. Class A	2,292	73,275
The Dolan Co. (a)	10	80
FactSet Research Systems, Inc.	3,257	341,529
Scholastic Corp.	3,750	114,563
Sinclair Broadcast Group, Inc. Class A	2,612	26,851

		571,879

Metal Fabricate & Hardware — 0.2%
Worthington Industries, Inc.	8,214	146,538

Mining — 1.1%
Aurizon Mines Ltd. (a)	4,370	23,642
Century Aluminum Co. (a)	27,387	251,960
Compass Minerals International, Inc.	5,312	406,474
Nevsun Resources Ltd.	6,650	24,206
Noranda Aluminum Holding Corp.	1,753	18,617
Pan American Silver Corp.	4,633	90,390

		815,289

Office Furnishings — 0.1%
Knoll, Inc.	1,293	19,123
Steelcase, Inc. Class A	3,770	32,573

		51,696

Oil & Gas — 2.2%
CVR Energy, Inc. (a)	3,414	103,649
Delek US Holdings, Inc.	2,320	37,816
Energy Partners Ltd. (a)	13,930	226,780
Energy XXI (Bermuda) Ltd. (a)	5,490	206,863
Gran Tierra Energy, Inc. (a)	7,310	47,150
Kosmos Energy Ltd. (a)	22,443	273,356
Nabors Industries Ltd. (a)	550	9,158
Parker Drilling Co. (a)	21,594	111,641
Petrobras Argentina SA ADR (Argentina) (a)	8	91
Stone Energy Corp. (a)	1,000	28,050
Tesoro Corp. (a)	5,392	125,364
TransGlobe Energy Corp. (a)	6,650	91,437
VAALCO Energy, Inc. (a)	17,304	156,947
W&T Offshore, Inc.	183	3,618
Warren Resources, Inc. (a)	8,740	27,007

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Refining, Inc.	8,655	$164,878

		1,613,805

Oil & Gas Services — 2.7%
Basic Energy Services, Inc. (a)	4,760	68,544
C&J Energy Services, Inc. (a)	6,270	118,189
Helix Energy Solutions Group, Inc. (a)	7,263	148,238
HollyFrontier Corp.	41,480	1,278,414
Key Energy Services, Inc. (a)	1,410	17,851
Matrix Service Co. (a)	3,695	50,437
Newpark Resources, Inc. (a)	15,704	99,877
RPC, Inc.	15,342	158,636
Targa Resources Corp.	1,940	93,295

		2,033,481

Packaging & Containers — 1.5%
Ball Corp.	2,920	121,939
Graphic Packaging Holding Co. (a)	8,155	43,629
Packaging Corporation of America	29,373	857,398
Silgan Holdings, Inc.	2,920	128,101

		1,151,067

Pharmaceuticals — 3.5%
Achillion Pharmaceuticals, Inc. (a)	12,800	85,120
Endo Pharmaceuticals Holdings, Inc. (a)	3,030	106,474
MAP Pharmaceuticals, Inc. (a)	9,740	124,867
Medivation, Inc. (a)	2,349	189,987
Obagi Medical Products, Inc. (a)	1,948	25,558
Par Pharmaceutical Cos., Inc. (a)	170	7,198
Patterson Cos., Inc.	3,661	124,803
Questcor Pharmaceuticals, Inc. (a)	29,980	1,346,102
SXC Health Solutions Corp. (a)	3,860	349,639
United Therapeutics Corp. (a)	1,250	54,688
USANA Health Sciences, Inc. (a)	2,329	97,119
Warner Chilcott PLC Class A (a)	2,638	57,376

		2,568,931

Pipelines — 0.0%
Crosstex Energy, Inc.	1,870	27,863

Real Estate — 0.0%
MI Developments, Inc.	30	1,059

Real Estate Investment Trusts (REITS) — 9.3%
Acadia Realty Trust	1,180	27,352
American Campus Communities, Inc.	3,573	158,820
Ares Commercial Real Estate Corp. (a)	6,020	108,240
BRE Properties, Inc.	2,800	147,000
Camden Property Trust	100	6,767
CBL & Associates Properties, Inc.	2,530	47,134
Chatham Lodging Trust	12,012	156,156
Colonial Properties Trust	2,210	49,438
CubeSmart	14,038	176,317
CYS Investments, Inc.	30,019	412,161
Digital Realty Trust, Inc.	10,639	798,882

	Number of Shares	Value
Douglas Emmett, Inc.	3,190	$74,136
Eastgroup Properties	2,962	148,988
Education Realty Trust, Inc.	2,110	23,780
Equity Lifestyle Properties, Inc.	720	50,357
Essex Property Trust, Inc.	719	113,580
Extra Space Storage, Inc.	6,769	205,439
Federal Realty Investment Trust	1,438	144,749
First Industrial Realty Trust, Inc. (a)	1,110	13,697
Glimcher Realty Trust	11,479	113,527
Hatteras Financial Corp.	18,490	538,614
Home Properties, Inc.	3,020	184,371
Hospitality Properties Trust	1,729	47,686
Kilroy Realty Corp.	2,630	124,793
LaSalle Hotel Properties	31,607	929,562
Liberty Property Trust	2,340	85,293
Mid-America Apartment Communities, Inc.	8,132	553,545
Post Properties, Inc.	1,930	93,991
PS Business Parks, Inc.	990	67,567
Sovran Self Storage, Inc.	2,248	118,470
Starwood Property Trust, Inc.	26,294	548,756
Sun Communities, Inc.	2,169	94,894
Tanger Factory Outlet Centers, Inc.	5,918	185,352
Taubman Centers, Inc.	2,621	202,289
Weingarten Realty Investors	4,260	113,146

		6,864,849

Retail — 9.5%
Advance Auto Parts, Inc.	1,507	138,343
ANN, Inc. (a)	5,470	151,464
Big Lots, Inc. (a)	3,902	142,969
Bob Evans Farms, Inc.	3,228	123,439
Brinker International, Inc.	6,236	196,247
CarMax, Inc. (a)	17,510	540,534
Casey’s General Stores, Inc.	1,290	72,691
The Cato Corp. Class A	6,008	167,203
CEC Entertainment, Inc.	1,870	71,471
Charming Shoppes, Inc. (a)	5,990	35,341
The Cheesecake Factory, Inc. (a)	3,783	119,164
Chico’s FAS, Inc.	11,473	176,225
Cracker Barrel Old Country Store, Inc.	6,460	371,579
Denny’s Corp. (a)	3,710	15,359
Dick’s Sporting Goods, Inc.	240	12,144
Dillard’s, Inc. Class A	1,437	92,773
Dunkin’ Brands Group, Inc.	37,043	1,199,082
Express, Inc. (a)	7,222	170,584
EZCORP, Inc. Class A (a)	4,709	126,154
The Finish Line, Inc. Class A	7,653	170,356
First Cash Financial Services, Inc. (a)	166	6,799
Foot Locker, Inc.	6,074	185,804
Fred’s, Inc. Class A	4,941	70,755
GameStop Corp. Class A	7,104	161,687
Hibbett Sports, Inc. (a)	200	11,944

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hot Topic, Inc.	6,040	$59,192
HSN, Inc.	260	10,062
Insight Enterprises, Inc. (a)	3,910	79,412
The Men’s Wearhouse, Inc.	4,411	163,383
P.F. Chang’s China Bistro, Inc.	217	8,613
Papa John’s International, Inc. (a)	4,356	175,460
Pier 1 Imports, Inc.	37,950	651,981
PVH Corp.	11,864	1,053,523
RadioShack Corp.	540	2,797
Red Robin Gourmet Burgers, Inc. (a)	820	29,241
Regis Corp.	3,513	64,464
Roundy’s, Inc. (a)	1,000	12,380
Ruth’s Hospitality Group, Inc. (a)	480	3,322
Saks, Inc. (a)	12,778	140,047
Sally Beauty Holdings, Inc. (a)	1,093	29,074
Systemax, Inc. (a)	1,160	19,917
The Wet Seal, Inc. Class A (a)	13,657	44,932

		7,077,911

Savings & Loans — 0.8%
BankUnited, Inc.	13,129	322,973
Flushing Financial Corp.	2,200	28,666
OceanFirst Financial Corp.	1,301	18,956
Oritani Financial Corp.	16,310	241,714
Washington Federal, Inc.	990	17,365

		629,674

Semiconductors — 3.1%
Brooks Automation, Inc.	1,561	18,357
Cabot Microelectronics Corp.	200	6,876
Cypress Semiconductor Corp. (a)	378	5,859
Entegris, Inc. (a)	13,538	119,811
Entropic Communications, Inc. (a)	3,611	15,275
GSI Group, Inc. (a)	3,600	43,452
GT Advanced Technologies, Inc. (a)	18,769	122,186
Integrated Silicon Solution, Inc. (a)	3,070	32,603
IXYS Corp. (a)	3,878	48,320
QLogic Corp. (a)	8,616	148,626
Semtech Corp. (a)	36,341	990,656
Skyworks Solutions, Inc. (a)	27,829	755,279

		2,307,300

Software — 3.0%
Actuate Corp. (a)	8,615	61,167
Acxiom Corp. (a)	10,427	143,163
Allscripts Healthcare Solutions, Inc. (a)	7,080	78,446
BMC Software, Inc. (a)	1,230	50,750
Broadridge Financial Solutions, Inc.	5,630	130,672
CSG Systems International, Inc. (a)	4,794	69,034
The Dun & Bradstreet Corp.	103	8,011
Ebix, Inc.	570	11,657
Fair Isaac Corp.	270	11,583

	Number of Shares	Value
Infoblox, Inc. (a)	720	$14,688
JDA Software Group, Inc. (a)	463	13,371
ManTech International Corp. Class A	3,797	119,302
MedAssets, Inc. (a)	6,650	83,856
Medidata Solutions, Inc. (a)	1,040	26,946
MSCI, Inc. Class A (a)	31,970	1,169,782
Omnicell, Inc. (a)	5,700	81,339
Seachange International, Inc. (a)	3,590	29,510
SYNNEX Corp. (a)	2,520	95,987

		2,199,264

Telecommunications — 3.0%
Amdocs Ltd. (a)	3,293	105,376
Arris Group, Inc. (a)	6,350	82,106
Aruba Networks, Inc. (a)	45,843	968,204
Finisar Corp. (a)	29,556	488,265
Globecomm Systems, Inc. (a)	2,617	37,109
Plantronics, Inc.	3,226	123,620
Polycom, Inc. (a)	7,500	99,525
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	1,538	16,580
Telephone & Data Systems, Inc.	4,786	116,252
USA Mobility, Inc.	6,983	90,220
Vonage Holdings Corp. (a)	44,899	91,594

		2,218,851

Textiles — 0.2%
Cintas Corp.	3,061	119,899

Toys, Games & Hobbies — 0.1%
LeapFrog Enterprises, Inc. (a)	4,290	40,069

Transportation — 2.6%
Forward Air Corp.	1,580	53,372
Genesee & Wyoming, Inc. Class A (a)	5,866	316,236
Hub Group, Inc. (a)	11,707	409,745
Old Dominion Freight Line, Inc. (a)	22,640	1,006,801
Swift Transportation Co. (a)	10,350	108,572
Werner Enterprises, Inc.	670	15,825

		1,910,551

Water — 0.5%
Aqua America, Inc.	15,444	350,733

TOTAL COMMON STOCK (Cost $64,292,018)		73,185,064

TOTAL EQUITIES (Cost $64,292,018)		73,185,064

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	300	$3

TOTAL RIGHTS (Cost $0)		3

TOTAL LONG-TERM INVESTMENTS (Cost $64,292,018)		73,185,067

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (c)	$1,128,913	1,128,913

TOTAL SHORT-TERM INVESTMENTS (Cost $1,128,913)		1,128,913

TOTAL INVESTMENTS — 100.3% (Cost $65,420,931) (d)		74,313,980

Other Assets/(Liabilities) — (0.3)%		(228,463)

NET ASSETS — 100.0%		$74,085,517

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,128,913. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 11/01/25 – 8/01/26, and an aggregate market value, including accrued interest, of $1,153,730.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Aerospace & Defense — 1.4%
Aerovironment, Inc. (a)	1,151	$27,992
BE Aerospace, Inc. (a)	28,453	1,338,144
Curtiss-Wright Corp.	6,692	236,161
Exelis, Inc.	1,753	20,212
LMI Aerospace, Inc. (a)	2,065	37,769
Moog, Inc. Class A (a)	5,173	218,663

		1,878,941

Agriculture — 0.2%
The Andersons, Inc.	2,000	100,800
Universal Corp.	4,285	196,382

		297,182

Airlines — 0.4%
Alaska Air Group, Inc. (a)	8,708	294,330
JetBlue Airways Corp. (a)	38,556	183,141
Spirit Airlines, Inc. (a)	3,103	74,534

		552,005

Apparel — 0.3%
Ascena Retail Group, Inc. (a)	16,138	330,506
Iconix Brand Group, Inc. (a)	709	10,876

		341,382

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	2,880	97,776

Automotive & Parts — 1.3%
Dana Holding Corp.	99,692	1,457,497
Miller Industries, Inc.	4,280	70,192
Standard Motor Products, Inc.	9,435	142,186

		1,669,875

Banks — 2.1%
Banco Latinoamericano de Comercio Exterior SA	20	417
CapitalSource, Inc.	207,658	1,339,394
Citizens & Northern Corp.	1,303	24,679
CVB Financial Corp.	14,237	164,722
Eagle Bancorp, Inc. (a)	3,347	59,543
First Horizon National Corp.	1,852	17,001
FirstMerit Corp.	50,849	854,263
Lakeland Financial Corp.	587	15,286
NBT Bancorp, Inc.	380	7,809
Republic Bancorp, Inc. Class A	2,035	47,884
Southside Bancshares, Inc.	2,895	59,055
State Bank Financial Corp. (a)	2,505	43,211
Univest Corp. of Pennsylvania	2,793	44,967
WesBanco, Inc.	3,689	75,551

		2,753,782

	Number of Shares	Value
Beverages — 0.2%
Constellation Brands, Inc. Class A (a)	2,237	$48,319
Cott Corp. (a)	7,470	48,929
Dr. Pepper Snapple Group, Inc.	2,776	112,650

		209,898

Biotechnology — 0.8%
Cambrex Corp. (a)	18,891	122,414
Halozyme Therapeutics, Inc. (a)	33,846	273,814
Myriad Genetics, Inc. (a)	12,605	327,856
PDL BioPharma, Inc.	46,833	294,580
RTI Biologics, Inc. (a)	23,931	83,758

		1,102,422

Building Materials — 0.2%
Gibraltar Industries, Inc. (a)	830	11,221
Interline Brands, Inc. (a)	12,097	254,521

		265,742

Chemicals — 1.9%
A. Schulman, Inc.	8,976	220,899
American Vanguard Corp.	1,926	48,150
Chemtura Corp. (a)	5,530	94,121
Cytec Industries, Inc.	20,814	1,323,146
H.B. Fuller Co.	9,994	328,802
Huntsman Corp.	2,242	31,747
Kronos Worldwide, Inc.	6,820	161,907
Methanex Corp.	1,270	44,653
Olin Corp.	11,601	243,157
PolyOne Corp.	9	125
The Valspar Corp.	1,300	66,495

		2,563,202

Commercial Services — 8.4%
Aaron’s, Inc.	5,610	152,424
Alliance Data Systems Corp. (a)	128	16,447
AVEO Pharmaceuticals, Inc. (a)	15,810	181,815
Booz Allen Hamilton Holding Corp.	13,100	224,010
Bridgepoint Education, Inc. (a)	9,736	209,908
Capella Education Co. (a)	845	27,640
Chemed Corp.	3,488	210,466
Coinstar, Inc. (a)	3,655	229,497
Convergys Corp. (a)	19,813	264,900
Deluxe Corp.	13,671	325,506
DeVry, Inc.	818	26,299
Euronet Worldwide, Inc. (a)	10,833	234,318
Genpact Ltd. (a)	2,462	41,066
Global Cash Access Holdings, Inc. (a)	9,450	79,852
Global Payments, Inc.	694	32,222
Grand Canyon Education, Inc. (a)	930	16,173
Heartland Payment Systems, Inc.	5,610	170,937
HMS Holdings Corp. (a)	21,224	510,649
ICF International, Inc. (a)	7,483	186,626
Insperity, Inc.	6,888	187,836

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intersections, Inc.	4,588	$55,194
Korn/Ferry International (a)	52,571	849,022
MAXIMUS, Inc.	3,802	168,238
Medifast, Inc. (a)	14,362	276,038
Monro Muffler Brake, Inc.	26,220	1,081,837
Moody’s Corp.	27,125	1,110,769
Navigant Consulting, Inc. (a)	10,389	144,615
Net 1 UEPS Technologies, Inc. (a)	8,980	79,024
Quad/Graphics, Inc.	1,285	17,270
Rent-A-Center, Inc.	3,080	105,367
Robert Half International, Inc.	80,224	2,390,675
SAIC, Inc.	19,132	232,645
Service Corp. International	1,938	22,442
TeleTech Holdings, Inc. (a)	6,220	94,233
TNS, Inc. (a)	5,864	119,626
Total System Services, Inc.	9,983	234,800
Towers Watson & Co. Class A	3,639	237,991
TrueBlue, Inc. (a)	12,413	214,248
Valassis Communications, Inc. (a)	11,727	234,540

		10,997,165

Computers — 4.4%
Brocade Communications Systems, Inc. (a)	43,390	240,380
CACI International, Inc. Class A (a)	12,733	778,368
Cadence Design Systems, Inc. (a)	24,362	284,304
Electronics for Imaging, Inc. (a)	12,040	214,914
Fortinet, Inc. (a)	32,592	851,303
iGATE Corp. (a)	3,884	75,583
j2 Global, Inc.	23,730	612,946
Jack Henry & Associates, Inc.	234	7,947
Lexmark International, Inc. Class A	526	15,833
Manhattan Associates, Inc. (a)	328	16,449
Mentor Graphics Corp. (a)	9,680	139,876
MTS Systems Corp.	482	23,121
NCR Corp. (a)	9,668	227,198
Netscout Systems, Inc. (a)	6,226	128,816
Sykes Enterprises, Inc. (a)	11,702	185,477
Synaptics, Inc. (a)	7,985	245,219
Synopsys, Inc. (a)	9,069	272,161
Western Digital Corp. (a)	36,491	1,416,216

		5,736,111

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a)	10,224	272,878
Fossil, Inc. (a)	9,178	1,199,289
Pool Corp.	27,882	1,029,125

		2,501,292

Diversified Financial — 2.1%
Altisource Portfolio Solutions SA (a)	2,710	162,139
Apollo Global Management LLC Class A	26,974	346,346
Encore Capital Group, Inc. (a)	7,279	172,512

	Number of Shares	Value
Federated Investors, Inc. Class B	6,992	$154,383
Financial Engines, Inc. (a)	16,594	379,007
KBW, Inc.	34,191	582,615
Knight Capital Group, Inc. Class A (a)	13,125	172,463
Netspend Holdings, Inc. (a)	720	5,494
Ocwen Financial Corp. (a)	50,285	749,749
World Acceptance Corp. (a)	790	52,543

		2,777,251

Electric — 2.6%
The AES Corp. (a)	147,412	1,845,598
Avista Corp.	200	5,288
CenterPoint Energy, Inc.	9,459	191,166
CMS Energy Corp.	14,934	343,333
El Paso Electric Co.	5,982	183,288
NorthWestern Corp.	6,770	240,470
Portland General Electric Co.	12,791	330,392
TECO Energy, Inc.	15,176	273,472

		3,413,007

Electrical Components & Equipment — 1.4%
Belden, Inc.	4,330	150,597
EnerSys (a)	6,172	215,712
Generac Holdings, Inc. (a)	14,471	348,462
General Cable Corp. (a)	10,930	321,779
Greatbatch, Inc. (a)	27,578	642,292
Molex, Inc.	7,792	214,981

		1,893,823

Electronics — 2.3%
Avnet, Inc. (a)	971	35,034
Brady Corp. Class A	5,132	159,246
Celestica, Inc. (a)	1,150	10,304
Elster Group SE ADR (Germany) (a)	6,861	102,366
Flextronics International Ltd. (a)	3,843	25,594
Imax Corp. (a)	62,717	1,503,327
Itron, Inc. (a)	344	14,035
Jabil Circuit, Inc.	211	4,948
Newport Corp. (a)	12,015	205,096
PerkinElmer, Inc.	4	110
Waters Corp. (a)	8,456	711,234
Watts Water Technologies, Inc. Class A	5,100	187,782
Zygo Corp. (a)	831	16,446

		2,975,522

Energy – Alternate Sources — 0.3%
Green Plains Renewable Energy, Inc. (a)	6,226	49,746
Renewable Energy Group, Inc. (a)	32,302	292,979
REX American Resources Corp. (a)	2,537	70,376

		413,101

Engineering & Construction — 2.0%
AECOM Technology Corp. (a)	38,995	860,619

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EMCOR Group, Inc.	562	$16,478
Granite Construction, Inc.	3,820	106,349
KBR, Inc.	41,002	1,388,328
URS Corp.	7,530	311,064

		2,682,838

Environmental Controls — 1.9%
Darling International, Inc. (a)	7,730	126,617
Tetra Technologies, Inc. (a)	11,251	300,402
Waste Connections, Inc.	63,572	2,048,926

		2,475,945

Foods — 1.1%
Safeway, Inc.	5,788	117,670
Smithfield Foods, Inc. (a)	8,220	172,291
Spartan Stores, Inc.	3,726	67,925
TreeHouse Foods, Inc. (a)	16,166	929,707
Village Super Market	922	25,447
Weis Markets, Inc.	1,711	76,311

		1,389,351

Forest Products & Paper — 0.7%
Boise, Inc.	4,089	31,240
Buckeye Technologies, Inc.	8,465	274,351
KapStone Paper and Packaging Corp. (a)	10,626	191,905
Neenah Paper, Inc.	4,414	126,064
P.H. Glatfelter Co.	16,550	257,849

		881,409

Gas — 0.7%
PAA Natural Gas Storage LP	35,338	670,009
Vectren Corp.	7,216	212,511

		882,520

Hand & Machine Tools — 0.7%
Regal-Beloit Corp.	14,255	964,208

Health Care – Products — 1.4%
CONMED Corp.	7,583	216,798
Cyberonics, Inc. (a)	4,016	153,813
Dexcom, Inc. (a)	49,898	488,501
Hanger Orthopedic Group, Inc. (a)	5,821	137,084
Henry Schein, Inc. (a)	2,564	196,761
IDEXX Laboratories, Inc. (a)	180	15,827
Orthofix International NV (a)	7,648	315,251
PSS World Medical, Inc. (a)	10,491	251,050
Vascular Solutions, Inc. (a)	3,599	40,849
Young Innovations, Inc.	1,374	46,716

		1,862,650

Health Care – Services — 3.0%
AMERIGROUP Corp. (a)	9,660	596,602
AmSurg Corp. (a)	7,984	229,620
Assisted Living Concepts, Inc.	3,314	59,354
Bio-Reference Laboratories, Inc. (a)	5,042	107,495

	Number of Shares	Value
Centene Corp. (a)	3,399	$134,566
DaVita, Inc. (a)	1,040	92,123
The Ensign Group, Inc.	7,218	192,793
HEALTHSOUTH Corp. (a)	58,691	1,314,092
Laboratory Corporation of America Holdings (a)	180	15,820
LifePoint Hospitals, Inc. (a)	1,115	43,507
Lincare Holdings, Inc.	10,817	263,935
Magellan Health Services, Inc. (a)	237	10,494
Metropolitan Health Networks, Inc. (a)	15,778	118,019
Molina Healthcare, Inc. (a)	6,553	168,085
Select Medical Holdings Corp. (a)	19,748	169,240
Triple-S Management Corp. Class B (a)	4,143	87,252
U.S. Physical Therapy, Inc.	4,949	120,657
Universal Health Services, Inc. Class B	3,700	158,027

		3,881,681

Holding Company – Diversified — 0.1%
Primoris Services Corp.	11,579	166,969

Home Builders — 1.1%
Toll Brothers, Inc. (a)	55,200	1,402,080

Home Furnishing — 0.2%
La-Z-Boy, Inc. (a)	8,660	130,506
VOXX International Corp. (a)	9,732	123,499

		254,005

Household Products — 1.0%
Acco Brands Corp. (a)	6,322	66,697
Church & Dwight Co., Inc.	14,135	718,058
CSS Industries, Inc.	1,754	33,589
Helen of Troy Ltd. (a)	3,760	130,096
Jarden Corp.	7,811	327,515

		1,275,955

Housewares — 0.0%
The Toro Co.	160	11,434

Insurance — 4.5%
Allied World Assurance Co. Holdings Ltd.	617	44,399
Alterra Capital Holdings Ltd.	16,080	384,794
American Equity Investment Life Holding Co.	13,100	160,606
American Financial Group, Inc.	9,059	352,576
AmTrust Financial Services, Inc.	27,137	739,212
Assurant, Inc.	5,680	229,131
Assured Guaranty Ltd.	15,215	215,749
Brown & Brown, Inc.	40,000	1,078,800
CNO Financial Group, Inc. (a)	34,193	248,583
FBL Financial Group, Inc. Class A	997	29,033
The Hanover Insurance Group, Inc.	28	1,130
HCC Insurance Holdings, Inc.	10,034	320,687

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Horace Mann Educators Corp.	10,662	$187,118
Maiden Holdings Ltd.	12,616	104,713
Meadowbrook Insurance Group, Inc.	18,197	160,680
Primerica, Inc.	12,235	320,924
ProAssurance Corp.	2,527	222,603
Protective Life Corp.	6,458	188,961
Reinsurance Group of America, Inc. Class A	5,221	303,549
StanCorp Financial Group, Inc.	1,058	40,606
Symetra Financial Corp.	24,158	293,761
Torchmark Corp.	4,895	238,436
Tower Group, Inc.	2,090	45,102

		5,911,153

Internet — 2.0%
Ancestry.com, Inc. (a)	2,783	74,306
AOL, Inc. (a)	1,853	46,399
Digital River, Inc. (a)	1,282	24,115
IAC/InterActiveCorp	882	42,468
Sapient Corp.	14,140	169,256
Splunk, Inc. (a)	400	13,580
TIBCO Software, Inc. (a)	51,382	1,690,468
ValueClick, Inc. (a)	9,496	201,125
VASCO Data Security International, Inc. (a)	5,500	42,845
Websense, Inc. (a)	12,722	263,854

		2,568,416

Iron & Steel — 0.2%
Steel Dynamics, Inc.	17,641	225,276

Leisure Time — 0.1%
Multimedia Games Holding Co. (a)	6,167	70,057
Polaris Industries, Inc.	222	17,636

		87,693

Lodging — 0.2%
Ameristar Casinos, Inc.	11,840	212,883

Machinery – Diversified — 1.1%
AGCO Corp. (a)	3,390	157,872
Albany International Corp. Class A	2,345	56,515
Altra Holdings, Inc. (a)	1,515	27,694
Applied Industrial Technologies, Inc.	5,635	221,456
Briggs & Stratton Corp.	2,792	50,535
Columbus McKinnon Corp. (a)	3,374	50,036
Gardner Denver, Inc.	172	11,204
Kadant, Inc. (a)	4,461	115,406
NACCO Industries, Inc. Class A	640	72,621
Tennant Co.	254	11,252
Wabtec Corp.	8,361	650,319
Xylem, Inc.	760	21,189

		1,446,099

Manufacturing — 0.8%
Actuant Corp. Class A	9,985	272,291

	Number of Shares	Value
AZZ, Inc.	351	$18,150
Barnes Group, Inc.	4,477	118,193
FreightCar America, Inc.	1,597	34,495
GP Strategies Corp. (a)	4,685	78,614
Koppers Holdings, Inc.	3,921	152,448
LSB Industries, Inc. (a)	140	4,749
Myers Industries, Inc.	7,291	120,520
Park-Ohio Holdings Corp. (a)	2,437	52,615
Standex International Corp.	2,813	123,941
Tredegar Corp.	1,176	20,404
Trimas Corp. (a)	3,490	76,815

		1,073,235

Media — 0.8%
Demand Media, Inc. (a)	3,538	29,401
DISH Network Corp. Class A	4,266	136,384
FactSet Research Systems, Inc.	5,533	580,190
Scholastic Corp.	6,620	202,241
Sinclair Broadcast Group, Inc. Class A	4,636	47,658

		995,874

Metal Fabricate & Hardware — 0.2%
Worthington Industries, Inc.	15,343	273,719

Mining — 1.1%
Aurizon Mines Ltd. (a)	7,760	41,982
Century Aluminum Co. (a)	47,285	435,022
Compass Minerals International, Inc.	9,018	690,057
Nevsun Resources Ltd.	11,830	43,061
Noranda Aluminum Holding Corp.	3,312	35,173
Pan American Silver Corp.	8,221	160,392

		1,405,687

Office Furnishings — 0.1%
Knoll, Inc.	2,283	33,766
Steelcase, Inc. Class A	6,660	57,542

		91,308

Oil & Gas — 2.2%
CVR Energy, Inc. (a)	5,896	179,003
Delek US Holdings, Inc.	4,097	66,781
Energy Partners Ltd. (a)	24,705	402,197
Energy XXI (Bermuda) Ltd. (a)	9,741	367,041
Gran Tierra Energy, Inc. (a)	12,910	83,269
Kosmos Energy Ltd. (a)	38,099	464,046
Nabors Industries Ltd. (a)	980	16,317
Parker Drilling Co. (a)	38,380	198,425
Petrobras Argentina SA ADR (Argentina) (a)	6	68
Stone Energy Corp. (a)	1,780	49,929
Tesoro Corp. (a)	10,132	235,569
TransGlobe Energy Corp. (a)	11,865	163,144
VAALCO Energy, Inc. (a)	32,204	292,090
W&T Offshore, Inc.	323	6,386
Warren Resources, Inc. (a)	16,433	50,778

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Refining, Inc.	16,127	$307,219

		2,882,262

Oil & Gas Services — 2.7%
Basic Energy Services, Inc. (a)	8,441	121,550
C&J Energy Services, Inc. (a)	11,143	210,045
Helix Energy Solutions Group, Inc. (a)	13,317	271,800
HollyFrontier Corp.	72,523	2,235,159
Key Energy Services, Inc. (a)	2,518	31,878
Matrix Service Co. (a)	6,937	94,690
Newpark Resources, Inc. (a)	29,221	185,846
RPC, Inc.	27,484	284,184
Targa Resources Corp.	3,440	165,430

		3,600,582

Packaging & Containers — 1.6%
Ball Corp.	5,232	218,488
Graphic Packaging Holding Co. (a)	14,533	77,752
Packaging Corporation of America	52,815	1,541,670
Silgan Holdings, Inc.	5,199	228,080

		2,065,990

Pharmaceuticals — 3.5%
Achillion Pharmaceuticals, Inc. (a)	21,730	144,505
Endo Pharmaceuticals Holdings, Inc. (a)	5,380	189,053
MAP Pharmaceuticals, Inc. (a)	17,300	221,786
Medivation, Inc. (a)	3,940	318,667
Obagi Medical Products, Inc. (a)	3,643	47,796
Par Pharmaceutical Cos., Inc. (a)	310	13,125
Patterson Cos., Inc.	6,761	230,483
Questcor Pharmaceuticals, Inc. (a)	53,653	2,409,020
SXC Health Solutions Corp. (a)	6,880	623,190
United Therapeutics Corp. (a)	2,251	98,481
USANA Health Sciences, Inc. (a)	4,374	182,396
Warner Chilcott PLC Class A (a)	4,661	101,377

		4,579,879

Pipelines — 0.0%
Crosstex Energy, Inc.	3,320	49,468

Real Estate — 0.0%
MI Developments, Inc.	58	2,047

Real Estate Investment Trusts (REITS) — 9.4%
Acadia Realty Trust	2,100	48,678
American Campus Communities, Inc.	6,591	292,970
Ares Commercial Real Estate Corp. (a)	10,650	191,487
BRE Properties, Inc.	4,955	260,137
Camden Property Trust	180	12,181
CBL & Associates Properties, Inc.	4,485	83,556
Chatham Lodging Trust	20,447	265,811
Colonial Properties Trust	3,910	87,467
CubeSmart	26,506	332,915
CYS Investments, Inc.	54,175	743,823
Digital Realty Trust, Inc.	19,062	1,431,366

	Number of Shares	Value
Douglas Emmett, Inc.	5,636	$130,981
Eastgroup Properties	5,533	278,310
Education Realty Trust, Inc.	3,730	42,037
Equity Lifestyle Properties, Inc.	1,270	88,824
Essex Property Trust, Inc.	1,380	217,999
Extra Space Storage, Inc.	11,973	363,380
Federal Realty Investment Trust	2,679	269,668
First Industrial Realty Trust, Inc. (a)	1,970	24,310
Glimcher Realty Trust	20,506	202,804
Hatteras Financial Corp.	32,285	940,462
Home Properties, Inc.	5,650	344,932
Hospitality Properties Trust	3,062	84,450
Kilroy Realty Corp.	4,685	222,303
LaSalle Hotel Properties	55,433	1,630,284
Liberty Property Trust	4,130	150,538
Mid-America Apartment Communities, Inc.	14,792	1,006,891
Post Properties, Inc.	3,429	166,992
PS Business Parks, Inc.	1,751	119,506
Sovran Self Storage, Inc.	4,169	219,706
Starwood Property Trust, Inc.	45,903	957,996
Sun Communities, Inc.	3,835	167,781
Tanger Factory Outlet Centers, Inc.	11,027	345,366
Taubman Centers, Inc.	4,642	358,270
Weingarten Realty Investors	7,580	201,325

		12,285,506

Retail — 9.7%
Advance Auto Parts, Inc.	2,776	254,837
ANN, Inc. (a)	10,054	278,395
Big Lots, Inc. (a)	6,841	250,654
Bob Evans Farms, Inc.	5,737	219,383
Brinker International, Inc.	12,020	378,269
CarMax, Inc. (a)	31,300	966,231
Casey’s General Stores, Inc.	2,280	128,478
The Cato Corp. Class A	11,495	319,906
CEC Entertainment, Inc.	3,329	127,234
Charming Shoppes, Inc. (a)	10,580	62,422
The Cheesecake Factory, Inc. (a)	7,130	224,595
Chico’s FAS, Inc.	20,982	322,284
Cracker Barrel Old Country Store, Inc.	11,549	664,298
Denny’s Corp. (a)	6,600	27,324
Dick’s Sporting Goods, Inc.	458	23,175
Dillard’s, Inc. Class A	2,565	165,596
Dunkin’ Brands Group, Inc.	65,104	2,107,417
Express, Inc. (a)	13,697	323,523
EZCORP, Inc. (a)	8,365	224,098
The Finish Line, Inc. Class A	14,641	325,909
First Cash Financial Services, Inc. (a)	315	12,902
Foot Locker, Inc.	10,831	331,320
Fred’s, Inc. Class A	8,772	125,615
GameStop Corp. Class A	13,280	302,253

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hibbett Sports, Inc. (a)	370	$22,096
Hot Topic, Inc.	10,660	104,468
HSN, Inc.	487	18,847
Insight Enterprises, Inc. (a)	6,909	140,322
The Men’s Wearhouse, Inc.	8,290	307,062
P.F. Chang’s China Bistro, Inc.	414	16,432
Papa John’s International, Inc. (a)	8,063	324,778
PetSmart, Inc.	1	58
Pier 1 Imports, Inc.	67,190	1,154,324
PVH Corp.	20,710	1,839,048
RadioShack Corp.	1,020	5,284
Red Robin Gourmet Burgers, Inc. (a)	1,450	51,707
Regis Corp.	6,546	120,119
Roundy’s, Inc. (a)	1,760	21,789
Ruth’s Hospitality Group, Inc. (a)	860	5,951
Saks, Inc. (a)	23,462	257,144
Sally Beauty Holdings, Inc. (a)	1,943	51,684
Systemax, Inc. (a)	2,115	36,315
The Wet Seal, Inc. Class A (a)	24,474	80,519

		12,724,065

Savings & Loans — 0.8%
BankUnited, Inc.	22,289	548,309
Flushing Financial Corp.	3,939	51,325
OceanFirst Financial Corp.	2,415	35,187
Oritani Financial Corp.	28,910	428,446
Washington Federal, Inc.	1,740	30,520

		1,093,787

Semiconductors — 3.2%
Brooks Automation, Inc.	2,946	34,645
Cabot Microelectronics Corp.	361	12,411
Cypress Semiconductor Corp. (a)	716	11,098
Entegris, Inc. (a)	25,263	223,578
Entropic Communications, Inc. (a)	6,380	26,987
GSI Group, Inc. (a)	6,410	77,369
GT Advanced Technologies, Inc. (a)	33,158	215,859
Integrated Silicon Solution, Inc. (a)	5,508	58,495
IXYS Corp. (a)	7,205	89,774
QLogic Corp. (a)	16,287	280,951
Semtech Corp. (a)	64,713	1,764,076
Skyworks Solutions, Inc. (a)	49,407	1,340,906

		4,136,149

Software — 3.0%
Actuate Corp. (a)	15,425	109,518
Acxiom Corp. (a)	18,994	260,788
Allscripts Healthcare Solutions, Inc. (a)	12,640	140,051
BMC Software, Inc. (a)	2,180	89,947
Broadridge Financial Solutions, Inc.	10,039	233,005
CSG Systems International, Inc. (a)	9,152	131,789
The Dun & Bradstreet Corp.	197	15,323
Ebix, Inc.	1,081	22,106

	Number of Shares	Value
Fair Isaac Corp.	516	$22,136
Infoblox, Inc. (a)	1,280	26,112
JDA Software Group, Inc. (a)	821	23,711
ManTech International Corp. Class A	7,091	222,799
MedAssets, Inc. (a)	11,770	148,420
Medidata Solutions, Inc. (a)	1,857	48,115
MSCI, Inc. Class A (a)	57,159	2,091,448
Omnicell, Inc. (a)	10,101	144,141
Seachange International, Inc. (a)	6,342	52,131
SYNNEX Corp. (a)	4,460	169,881

		3,951,421

Telecommunications — 3.1%
Amdocs Ltd. (a)	5,904	188,928
Arris Group, Inc. (a)	11,250	145,463
Aruba Networks, Inc. (a)	83,449	1,762,443
Finisar Corp. (a)	51,589	852,250
Globecomm Systems, Inc. (a)	4,729	67,057
Plantronics, Inc.	6,078	232,909
Polycom, Inc. (a)	13,300	176,491
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	2,714	29,257
Telephone & Data Systems, Inc.	8,520	206,951
USA Mobility, Inc.	13,437	173,606
Vonage Holdings Corp. (a)	83,650	170,646

		4,006,001

Textiles — 0.2%
Cintas Corp.	5,651	221,350

Toys, Games & Hobbies — 0.1%
LeapFrog Enterprises, Inc. (a)	7,610	71,077

Transportation — 2.5%
Forward Air Corp.	2,833	95,699
Genesee & Wyoming, Inc. Class A (a)	9,957	536,782
Hub Group, Inc. (a)	19,870	695,450
Old Dominion Freight Line, Inc. (a)	39,427	1,753,319
Swift Transportation Co. (a)	18,450	193,540
Werner Enterprises, Inc.	1,183	27,942

		3,302,732

Water — 0.4%
Aqua America, Inc.	26,214	595,320

TOTAL COMMON STOCK (Cost $115,331,289)		130,429,503

TOTAL EQUITIES (Cost $115,331,289)		130,429,503

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	600	$6

TOTAL RIGHTS (Cost $0)		6

TOTAL LONG-TERM INVESTMENTS (Cost $115,331,289)		130,429,509

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (c)	$756,175	756,175

TOTAL SHORT-TERM INVESTMENTS (Cost $756,175)		756,175

TOTAL INVESTMENTS — 100.3% (Cost $116,087,464) (d)		131,185,684

Other Assets/(Liabilities) — (0.3)%		(364,422)

NET ASSETS — 100.0%		$130,821,262

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $756,175. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $774,852.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 97.5%
Aerospace & Defense — 3.2%
Embraer SA Sponsored ADR (Brazil)	124,380	$4,308,523
European Aeronautic Defence and Space Co.	187,600	7,408,188

		11,716,711

Apparel — 1.1%
Tod’s SpA	34,236	3,942,979

Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA	516,158	3,487,210
ICICI Bank Ltd. Sponsored ADR (India)	121,430	4,115,263
Itau Unibanco Holding SA Sponsored ADR (Brazil)	192,740	3,024,090
Societe Generale	61,270	1,447,813
Sumitomo Mitsui Financial Group, Inc.	95,800	3,073,055

		15,147,431

Beverages — 4.0%
Carlsberg A/S Class B	28,385	2,447,273
Companhia de Bebidas das Americas ADR (Brazil)	97,600	4,097,248
Fomento Economico Mexicano SAB de CV	743,616	6,039,263
Grupo Modelo SAB de CV Class C	284,926	2,013,476

		14,597,260

Biotechnology — 1.0%
Amgen, Inc.	51,770	3,681,365

Chemicals — 0.8%
Linde AG	17,743	3,036,982

Commercial Services — 0.1%
Multiplus SA	9,800	212,334
Zee Learn Ltd. (a)	72,963	28,177

		240,511

Computers — 0.3%
Fusion-io, Inc. (a)	44,270	1,135,526

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	68,890	6,815,977

Diversified Financial — 4.6%
BM&F BOVESPA SA	638,400	3,590,299
Credit Suisse Group (a)	174,011	4,080,375
The Goldman Sachs Group, Inc.	37,980	4,373,397
UBS AG (a)	397,331	4,955,750

		16,999,821

Electric — 0.7%
Fortum OYJ	114,486	2,461,579

	Number of Shares	Value
Electrical Components & Equipment — 1.4%
Emerson Electric Co.	65,590	$3,446,098
Prysmian SpA	98,113	1,597,906

		5,044,004

Electronics — 5.0%
Fanuc Ltd.	16,600	2,819,467
Hoya Corp.	97,800	2,248,978
Keyence Corp.	15,820	3,728,565
Kyocera Corp.	24,400	2,379,258
Murata Manufacturing Co. Ltd.	80,110	4,571,525
Nidec Corp.	30,500	2,736,781

		18,484,574

Entertainment — 0.4%
Lottomatica SpA (a)	78,869	1,460,209

Foods — 2.8%
Nestle SA	65,825	4,032,712
Unilever PLC	187,237	6,388,358

		10,421,070

Health Care – Products — 1.3%
Zimmer Holdings, Inc.	77,000	4,845,610

Health Care – Services — 3.2%
Aetna, Inc.	122,490	5,394,460
WellPoint, Inc.	95,980	6,509,363

		11,903,823

Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	40,790	6,760,485

Home Furnishing — 0.2%
Sony Corp.	42,300	685,684

Insurance — 4.3%
Allianz SE	46,967	5,233,872
The Dai-ichi Life Insurance Co. Ltd.	3,130	3,911,921
Fidelity National Financial, Inc. Class A	99,030	1,908,308
Prudential PLC	383,912	4,697,711

		15,751,812

Internet — 5.1%
eBay, Inc. (a)	312,400	12,824,020
Google, Inc. Class A (a)	9,890	5,985,725

		18,809,745

Leisure Time — 1.5%
Carnival Corp.	174,640	5,674,054

Machinery – Diversified — 0.7%
FLSmidth & Co. A/S	35,067	2,469,190

Manufacturing — 3.7%
3M Co.	57,560	5,143,562

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Siemens AG	93,891	$8,700,050

		13,843,612

Media — 4.4%
Grupo Televisa SAB Sponsored ADR (Mexico)	182,000	3,998,540
The McGraw-Hill Cos., Inc.	93,090	4,577,235
The Walt Disney Co.	139,960	6,033,676
Wire and Wireless India Ltd. (a)	386,427	70,864
Zee Entertainment Enterprises Ltd.	579,154	1,383,633

		16,063,948

Metal Fabricate & Hardware — 1.7%
Assa Abloy AB Series B	219,322	6,399,295

Mining — 0.7%
Iluka Resources Ltd.	145,600	2,569,753

Oil & Gas — 1.3%
Total SA	87,060	4,168,573
YPF SA Sponsored ADR (Argentina)	31,380	457,521

		4,626,094

Oil & Gas Services — 2.9%
Technip SA	60,810	6,900,833
Transocean Ltd.	73,222	3,689,657

		10,590,490

Pharmaceuticals — 5.0%
Allergan, Inc.	14,880	1,428,480
Amylin Pharmaceuticals, Inc. (a)	157,640	4,084,453
Bayer AG	64,874	4,569,712
Gilead Sciences, Inc. (a)	42,720	2,221,867
Mitsubishi Tanabe Pharma Corp.	118,400	1,641,723
Roche Holding AG	10,727	1,959,931
Theravance, Inc. (a)	84,670	1,832,259
ThromboGenics NV (a)	19,023	598,713

		18,337,138

Real Estate — 0.4%
DLF Ltd.	439,907	1,557,513

Retail — 7.6%
Abercrombie & Fitch Co. Class A	32,170	1,613,969
E-Mart Co. Ltd.	8,845	2,093,923
Inditex SA	62,718	5,660,299
Kingfisher PLC	278,520	1,313,543
McDonald’s Corp.	74,690	7,278,541
PPR	23,970	4,006,341
Tiffany & Co.	91,170	6,241,498

		28,208,114

Semiconductors — 4.8%
Altera Corp.	200,920	7,146,724
Maxim Integrated Products, Inc.	213,590	6,317,992
Taiwan Semiconductor Manufacturing Co. Ltd.	1,422,505	4,202,485

		17,667,201

	Number of Shares	Value
Software — 8.4%
Adobe Systems, Inc. (a)	146,820	$4,927,279
Infosys Technologies Ltd.	80,527	3,748,101
Intuit, Inc.	130,660	7,574,360
Microsoft Corp.	192,520	6,164,491
SAP AG	131,857	8,743,173

		31,157,404

Telecommunications — 6.6%
Corning, Inc.	199,970	2,869,570
Juniper Networks, Inc. (a)	182,740	3,916,118
KDDI Corp.	704	4,605,626
Telefonaktiebolaget LM Ericsson Class B (a)	1,317,833	13,040,668

		24,431,982

Textiles — 0.1%
Brunello Cucinelli SpA (a)	20,760	329,760

Toys, Games & Hobbies — 0.3%
Nintendo Co. Ltd.	8,900	1,205,731

Transportation — 0.2%
All America Latina Logistica SA	187,100	851,994

TOTAL COMMON STOCK (Cost $302,985,040)		359,926,431

PREFERRED STOCK — 1.9%
Auto Manufacturers — 1.9%
Bayerische Motoren Werke AG 0.770%	113,607	7,068,593

TOTAL PREFERRED STOCK (Cost $4,213,329)		7,068,593

TOTAL EQUITIES (Cost $307,198,369)		366,995,024

MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
Oppenheimer Institutional Money Market Fund Class E (b)	1,973,900	1,973,900

TOTAL MUTUAL FUNDS (Cost $1,973,900)		1,973,900

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%

Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 5/07/12, Strike 47.00 (a)	516,158	$73,790

TOTAL RIGHTS (Cost $79,586)		73,790

TOTAL LONG-TERM INVESTMENTS (Cost $309,251,855)		369,042,714

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit 0.010% 5/01/12	$2	2

TOTAL SHORT-TERM INVESTMENTS (Cost $2)		2

TOTAL INVESTMENTS — 100.0% (Cost $309,251,857) (c)		369,042,716

Other Assets/(Liabilities) — 0.0%		105,192

NET ASSETS — 100.0%		$369,147,908

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 95.6%
Aerospace & Defense — 2.2%
Empresa Brasileira de Aeronautica SA	639,819	$5,518,256
European Aeronautic Defence and Space Co.	127,640	5,040,411

		10,558,667

Apparel — 1.1%
Burberry Group PLC	219,890	5,302,065

Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	47,574	4,522,862

Banks — 0.3%
ICICI Bank Ltd. Sponsored ADR (India)	41,255	1,398,132

Beverages — 3.9%
C&C Group PLC	1,114,902	5,591,283
Diageo PLC	243,510	6,130,738
Heineken NV	36,369	1,990,118
Pernod-Ricard SA	47,135	4,893,462

		18,605,601

Biotechnology — 1.3%
CSL Ltd.	163,700	6,238,655
Marshall Edwards, Inc. (a)	154,608	94,311
Tyrian Diagnostics Ltd. (a)	16,676,300	17,376

		6,350,342

Building Materials — 1.8%
James Hardie Industries NV	762,300	5,941,738
Sika AG	1,358	2,877,894

		8,819,632

Chemicals — 2.7%
Brenntag AG	49,309	6,142,965
Filtrona PLC	930,668	7,015,548

		13,158,513

Commercial Services — 9.9%
Aggreko PLC	139,220	5,087,351
Benesse Holdings, Inc.	77,347	3,837,585
BTG PLC (a)	231,389	1,426,285
Bunzl PLC	559,467	9,290,518
De La Rue PLC	147,100	2,328,147
Dignity PLC	226,979	3,093,402
Edenred	140,570	4,490,281
Experian PLC	740,551	11,683,814
MegaStudy Co. Ltd.	9,228	858,992
Prosegur Cia de Seguridad SA	96,723	5,524,593
Zee Learn Ltd. (a)	152,101	58,739

		47,679,707

	Number of Shares	Value
Computers — 1.7%
Gemalto NV	76,880	$5,732,325
HTC Corp.	172,000	2,584,544

		8,316,869

Cosmetics & Personal Care — 0.4%
L’Oreal	14,770	1,776,258

Distribution & Wholesale — 1.2%
Wolseley PLC	151,713	5,766,308

Diversified Financial — 2.8%
BinckBank NV	291,257	2,757,664
Housing Development Finance Corp.	70,508	898,536
ICAP PLC	1,048,102	6,462,959
Tullett Prebon PLC	616,291	3,433,139

		13,552,298

Electrical Components & Equipment — 1.8%
Legrand SA	130,630	4,410,086
Schneider Electric SA (a)	65,380	4,017,887

		8,427,973

Electronics — 6.0%
Fanuc Ltd.	19,700	3,345,994
Hoya Corp.	280,800	6,457,190
Ibiden Co. Ltd.	44,294	904,062
Keyence Corp.	19,409	4,574,444
Nidec Corp.	98,100	8,802,566
Omron Corp.	57,821	1,225,966
Phoenix Mecano	5,736	3,469,286

		28,779,508

Energy – Alternate Sources — 0.0%
Ceres Power Holdings PLC (a)	941,472	96,987

Engineering & Construction — 2.7%
ABB Ltd. (a)	226,211	4,119,929
Boskalis Westminster	111,783	4,083,579
Leighton Holdings Ltd.	138,542	2,956,091
Trevi Finanziaria SpA	364,743	2,053,628

		13,213,227

Entertainment — 1.7%
William Hill PLC	1,803,733	8,240,018

Foods — 4.5%
Aryzta AG (a)	113,722	5,727,111
Barry Callebaut AG (a)	5,987	5,761,586
Nestle SA	29,934	1,833,881
Unilever PLC	176,468	6,020,930
Woolworths Ltd.	80,102	2,161,387

		21,504,895

Health Care – Products — 4.1%
Cie Generale d’Optique Essilor International SA	50,830	4,475,704

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DiaSorin SpA	37,730	$994,692
Luxottica Group SpA	119,720	4,270,210
Ortivus AB Class A (a) (b)	84,472	103,056
Ortivus AB Class B (a) (b)	635,544	325,903
Smith & Nephew PLC	147,961	1,456,692
Sonova Holding AG (a)	31,009	3,423,957
Straumann Holding AG	4,766	791,003
William Demant Holding (a)	41,905	3,955,554

		19,796,771

Health Care – Services — 1.0%
Sonic Healthcare Ltd.	383,167	5,021,942

Holding Company – Diversified — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	29,230	4,844,545

Home Furnishing — 0.7%
SEB SA	43,949	3,501,408

Household Products — 0.9%
Reckitt Benckiser Group PLC	77,456	4,509,988

Insurance — 0.9%
Prudential PLC	334,025	4,087,273

Internet — 1.4%
eAccess Ltd.	3,147	631,927
United Internet AG	199,841	3,952,183
Yoox SpA (a)	161,031	2,300,703

		6,884,813

Leisure Time — 0.3%
Carnival Corp.	50,080	1,627,099

Machinery – Construction & Mining — 2.5%
Atlas Copco AB A Shares	148,877	3,545,018
Outotec OYJ	84,839	4,555,854
Rio Tinto PLC	70,743	3,943,811

		12,044,683

Machinery – Diversified — 1.3%
Alstom SA	69,700	2,486,946
The Weir Group PLC	143,990	3,985,454

		6,472,400

Manufacturing — 2.9%
Aalberts Industries NV	471,700	9,058,996
Siemens AG	50,608	4,689,397

		13,748,393

Media — 0.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	79,730	1,751,668
Zee Entertainment Enterprises Ltd.	642,215	1,534,290

		3,285,958

Metal Fabricate & Hardware — 0.5%
Vallourec SA	38,941	2,342,571

	Number of Shares	Value
Mining — 1.0%
Impala Platinum Holdings Ltd.	123,991	$2,413,401
Orica Ltd.	82,400	2,295,727

		4,709,128

Office Equipment/Supplies — 0.9%
Canon, Inc.	100,400	4,545,960

Oil & Gas — 1.8%
BG Group PLC	318,250	7,495,244
Cairn Energy PLC (a)	194,881	1,087,762

		8,583,006

Oil & Gas Services — 2.2%
Saipem SpA	68,650	3,398,761
Schoeller-Bleckmann Oilfield Equipment AG	26,559	2,363,310
Technip SA	44,050	4,998,877

		10,760,948

Pharmaceuticals — 3.2%
Grifols SA (a)	280,666	7,065,777
Grifols SA (a)	40,018	748,015
Novogen Ltd. (a)	1,955,878	184,008
Roche Holding AG	40,584	7,415,106

		15,412,906

Retail — 6.1%
Cie Financiere Richemont SA	38,591	2,386,267
Domino’s Pizza UK & IRL PLC	685,890	4,893,476
Hennes & Mauritz AB Class B (a)	50,475	1,734,654
Inditex SA	76,877	6,938,149
PPR	19,420	3,245,855
Shoppers Drug Mart Corp.	134,324	5,787,143
Swatch Group AG	9,910	4,572,738

		29,558,282

Semiconductors — 0.8%
ARM Holdings PLC	461,420	3,908,120

Software — 6.8%
Aveva Group PLC	76,423	2,065,122
Compugroup Holding AG	69,957	1,077,705
Dassault Systemes SA	64,960	6,306,425
Infosys Technologies Ltd.	28,257	1,315,212
SAP AG	180,968	11,999,625
Temenos Group AG (a)	328,287	6,151,652
The Sage Group PLC	826,290	3,834,561

		32,750,302

Telecommunications — 6.5%
BT Group PLC	3,648,057	12,473,726
Inmarsat PLC	458,000	3,269,246
SES SA	90,830	2,175,485
Telecity Group PLC (a)	408,680	5,349,901

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonaktiebolaget LM Ericsson Class B (a)	810,512	$8,020,453

		31,288,811

Toys, Games & Hobbies — 0.3%
Nintendo Co. Ltd.	8,700	1,178,636

Transportation — 0.9%
Koninklijke Vopak NV	60,498	3,900,004
Tsakos Energy Navigation Ltd.	55,918	355,079

		4,255,083

TOTAL COMMON STOCK (Cost $387,808,386)		461,188,888

CONVERTIBLE PREFERRED STOCK — 0.8%
Oil & Gas — 0.8%
Ceres, Inc. Series C (Acquired 1/06/99-3/09/06, Cost $3,659,400) (a) (c) (d)	900,000	3,639,600
Ceres, Inc. Series C-1 (Acquired 7/31/01-2/05/07, Cost $384,192) (a) (c) (d)	96,820	391,540
Ceres, Inc. Series D (Acquired 1/06/99, Cost $118,800) (a) (c) (d)	29,700	120,107

		4,151,247

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,162,392)		4,151,247

PREFERRED STOCK — 0.8%
Mining — 0.8%
Vale SA Sponsored ADR (Brazil) 9.260%	172,440	3,729,877

TOTAL PREFERRED STOCK (Cost $1,226,333)		3,729,877

TOTAL EQUITIES (Cost $393,197,111)		469,070,012

WARRANTS — 0.0%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd., Expires 12/20/13, Strike 0.01 (a)	4,657,320	4,853

TOTAL WARRANTS (Cost $0)		4,853

MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
Oppenheimer Institutional Money Market Fund Class E (b)	11,997,715	11,997,715

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $11,997,715)		$11,997,715

RIGHTS — 0.0%
Biotechnology — 0.0%
Marshall Edwards Inc., Expires 5/09/12, Strike 0.89 (a) (c)	154,608	-

Pharmaceuticals — 0.0%
Novogen Ltd., Expires 5/08/12, Strike 0.89 (a) (c)	146,691	-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $405,194,826)		481,072,580

TOTAL INVESTMENTS — 99.7% (Cost $405,194,826) (e)		481,072,580

Other Assets/(Liabilities) — 0.3%		1,509,067

NET ASSETS — 100.0%		$482,581,647

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At April 30, 2012, these securities amounted to a value of $4,151,247 or 0.86% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Aerospace & Defense — 1.6%
Rolls-Royce Holdings PLC (a)	174,961	$2,337,480

Agriculture — 1.9%
Imperial Tobacco Group PLC	68,492	2,739,549

Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG	18,623	1,770,489

Banks — 3.5%
DBS Group Holdings, Ltd.	198,000	2,229,567
Julius Baer Group Ltd. (a)	74,954	2,871,349

		5,100,916

Beverages — 2.1%
SABMiller PLC	70,698	2,970,586

Chemicals — 4.9%
Israel Chemicals Ltd.	247,269	2,829,727
Lintec Corp.	75,700	1,466,778
Syngenta AG	8,034	2,813,427

		7,109,932

Diversified Financial — 3.7%
Deutsche Boerse AG	42,928	2,695,304
UBS AG (a)	208,648	2,602,383

		5,297,687

Electronics — 6.2%
Keyence Corp.	13,200	3,111,065
Kyocera Corp.	31,700	3,091,085
Nidec Corp.	30,300	2,718,836

		8,920,986

Foods — 0.8%
Marine Harvest	2,248,447	1,153,565

Health Care – Products — 1.5%
Fresenius SE & Co. KGaA	22,349	2,230,830

Holding Company – Diversified — 1.6%
Keppel Corp. Ltd.	257,400	2,290,663

Household Products — 1.6%
Societe BIC SA	21,478	2,366,177

Insurance — 10.9%
Admiral Group PLC	123,992	2,438,082
Muenchener Rueckversicherungs AG	17,770	2,580,050
Prudential PLC	232,276	2,842,228
SCOR SE	86,877	2,296,871
Tokio Marine Holdings, Inc.	104,700	2,671,433
Zurich Insurance Group AG (a)	11,929	2,918,912

		15,747,576

	Number of Shares	Value
Internet — 3.4%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	15,500	$2,056,850
Rakuten, Inc.	2,580	2,877,325

		4,934,175

Investment Companies — 1.3%
Resolution Ltd.	531,594	1,930,478

Iron & Steel — 1.9%
Hitachi Metals Ltd.	218,000	2,714,434

Media — 3.4%
Jupiter Telecommunications Co. Ltd.	2,027	2,146,282
WPP PLC	209,379	2,833,171

		4,979,453

Metal Fabricate & Hardware — 0.2%
MISUMI Group, Inc.	13,900	324,735

Mining — 8.2%
Centamin PLC (a)	1,424,261	1,584,926
Fresnillo PLC	112,680	2,854,723
Newcrest Mining Ltd.	99,286	2,717,128
Paladin Energy Ltd. (a)	1,358,594	2,234,753
Randgold Resources Ltd.	27,493	2,443,417

		11,834,947

Oil & Gas — 12.3%
BG Group PLC	113,597	2,675,372
BP PLC	377,601	2,729,477
Gazprom OAO Sponsored ADR (Russia)	217,704	2,497,065
Niko Resources Ltd.	38,662	1,628,904
Oil Search Ltd.	116,438	890,113
Royal Dutch Shell PLC Class A	58,475	2,085,030
Total SA	52,695	2,523,122
Tullow Oil PLC	113,448	2,828,353

		17,857,436

Pharmaceuticals — 10.9%
Bayer AG	34,681	2,442,923
Chugai Pharmaceutical Co. Ltd.	138,700	2,509,049
GlaxoSmithKline PLC	106,265	2,457,922
Sanofi	36,716	2,803,313
Shire Ltd.	94,171	3,070,975
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	53,465	2,445,489

		15,729,671

Real Estate — 1.3%
Sun Hung Kai Properties Ltd.	151,000	1,813,683

Semiconductors — 2.0%
Tokyo Electron Ltd.	51,200	2,830,065

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.6%
SAP AG	35,297	$2,340,473

Telecommunications — 7.8%
America Movil SAB de CV Series L ADR (Mexico)	111,341	2,967,237
China Unicom Hong Kong Ltd. Sponsored ADR (Hong Kong)	83,981	1,459,590
KT Corp. Sponsored ADR (Republic of Korea)	165,738	2,129,733
Nippon Telegraph & Telephone Corp.	44,400	2,009,061
SES SA	111,480	2,670,077

		11,235,698

Transportation — 1.8%
East Japan Railway	41,500	2,579,200

Water — 1.3%
Suez Environnement Co.	137,775	1,942,044

TOTAL COMMON STOCK (Cost $137,114,777)		143,082,928

PREFERRED STOCK — 0.0%
Aerospace & Defense — 0.0%
Rolls Royce Holdings PLC (a) (b)	18,545,866	30,098

TOTAL PREFERRED STOCK (Cost $29,944)		30,098

TOTAL EQUITIES (Cost $137,144,721)		143,113,026

TOTAL LONG-TERM INVESTMENTS (Cost $137,144,721)		143,113,026

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (c)	$701,232	701,232

TOTAL SHORT-TERM INVESTMENTS (Cost $701,232)		701,232

TOTAL INVESTMENTS — 99.4% (Cost $137,845,953) (d)		143,814,258

Other Assets/(Liabilities) — 0.6%		823,121

NET ASSETS — 100.0%		$144,637,379

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $701,232. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $719,291.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

April 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 96.2%
Apparel — 0.0%
Far Eastern New Century Corp.	49,820	$55,934

Automotive & Parts — 1.6%
Hero Honda Motors Ltd.	28,717	1,216,102
Hyundai Mobis	3,909	1,055,584

		2,271,686

Banks — 19.9%
Banco do Brasil SA	274,761	3,398,927
China Construction Bank Corp. Class H	6,986,890	5,423,618
HDFC Bank Ltd. ADR (India)	98,600	3,384,938
ICICI Bank Ltd.	105,108	1,767,873
Industrial & Commercial Bank of China	7,317,670	4,853,804
KB Financial Group, Inc.	80,155	2,715,643
Powszechna Kasa Oszczednosci Bank Polski SA	200,926	2,153,193
Sberbank	1,434,060	4,591,388

		28,289,384

Building Materials — 3.0%
Anhui Conch Cement Co. Ltd. Class H (a)	840,000	2,800,980
BBMG Corp.	1,753,000	1,505,809

		4,306,789

Chemicals — 3.3%
LG Chem Ltd.	7,806	1,951,086
Ultrapar Participacoes SA	66,600	1,512,882
Uralkali Sponsored GDR (Russia) (b)	34,100	1,289,869

		4,753,837

Commercial Services — 1.7%
CCR SA	305,462	2,371,711

Computers — 2.4%
Lenovo Group Ltd.	3,602,000	3,448,041

Diversified Financial — 3.9%
CITIC Securities Co. Ltd. (a)	718,000	1,501,908
Grupo Financiero Banorte SAB de CV Class O	291,761	1,407,070
Mega Financial Holding Co. Ltd.	3,368,040	2,642,699

		5,551,677

Electronics — 3.5%
Hon Hai Precision Industry Co. Ltd.	1,565,156	4,913,871

Engineering & Construction — 2.3%
Hyundai Engineering & Construction Co. Ltd.	22,168	1,392,797
Larsen & Toubro Ltd.	63,284	1,465,212

	Number of Shares	Value
Multiplan Empreendimentos Imobiliarios SA	18,700	$441,466

		3,299,475

Foods — 1.8%
BRF - Brasil Foods SA Sponsored ADR (Brazil)	138,500	2,552,555

Health Care – Products — 1.6%
Hengan International Group Co. Ltd.	213,000	2,254,125

Holding Company – Diversified — 1.1%
Alfa SAB de CV	111,100	1,589,403

Insurance — 1.7%
Ping An Insurance Group Co. of China Ltd. Class H	295,000	2,452,857

Internet — 4.1%
NHN Corp.	8,528	1,927,033
Tencent Holdings Ltd.	123,500	3,868,609

		5,795,642

Iron & Steel — 3.1%
Gerdau SA Sponsored ADR (Brazil)	212,000	1,990,680
POSCO	7,250	2,411,059

		4,401,739

Media — 1.4%
Naspers Ltd.	32,128	1,937,206

Mining — 2.7%
African Minerals Ltd. (a)	121,489	1,055,739
Antofagasta PLC	89,079	1,708,627
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	11,700	1,043,055

		3,807,421

Oil & Gas — 15.9%
CNOOC Ltd.	2,345,000	4,969,569
Gazprom OAO Sponsored ADR (Russia)	335,420	3,847,267
Kunlun Energy Co. Ltd	656,000	1,147,299
NovaTek OAO GDR (Russia) (b)	20,581	2,615,845
Petroleo Brasileiro SA Sponsored ADR (Brazil)	249,433	5,527,435
Petroleo Brasileiro SA Sponsored ADR (Brazil)	31,224	735,013
Rosneft Oil Co. GDR (Russia) (a) (b)	192,300	1,372,061
Sasol Ltd.	50,394	2,394,771

		22,609,260

Real Estate — 2.1%
BR Malls Participacoes SA	67,370	836,934
China Overseas Land & Investment Ltd.	976,000	2,106,844

		2,943,778

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 2.0%
Belle International Holdings Ltd.	932,000	$1,822,898
Dufry Group (a)	8,056	1,092,158

		2,915,056

Semiconductors — 11.2%
Samsung Electronics Co., Ltd.	8,619	10,554,115
SK Hynix, Inc. (a)	36,610	902,338
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	285,317	4,445,239

		15,901,692

Shipbuilding — 2.1%
Hyundai Heavy Industries Co. Ltd.	12,275	3,053,634

Software — 0.9%
Infosys Ltd. Sponsored ADR (India)	26,422	1,251,082

Telecommunications — 1.9%
America Movil SAB de CV Series L ADR (Mexico)	54,696	1,457,648
MTN Group Ltd.	67,537	1,180,671

		2,638,319

Transportation — 1.0%
China Shipping Development Co. Ltd. Class H (a)	2,162,000	1,396,047

TOTAL COMMON STOCK (Cost $133,869,675)		136,762,221

PREFERRED STOCK — 2.0%
Mining — 2.0%
Vale SA Sponsored ADR (Brazil) 9.260%	131,085	2,835,368

TOTAL PREFERRED STOCK (Cost $3,865,231)		2,835,368

TOTAL EQUITIES (Cost $137,734,906)		139,597,589

TOTAL LONG-TERM INVESTMENTS (Cost $137,734,906)		139,597,589

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (c)	$3,066,408	$3,066,408

TOTAL SHORT-TERM INVESTMENTS (Cost $3,066,408)		3,066,408

TOTAL INVESTMENTS — 100.4% (Cost $140,801,314) (d)		142,663,997

Other Assets/(Liabilities) — (0.4)%		(536,574)

NET ASSETS — 100.0%		$142,127,423

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2012, these securities amounted to a value of $5,277,775 or 3.71% of net assets.
(c)	Maturity value of $3,066,409. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $3,128,926.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$312,475,402
Short-term investments, at value (Note 2) (b)	519,106,638	244,768,020

Total investments	519,106,638	557,243,422

Cash	-	-
Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	-	1,653,584
Investments sold on a when-issued basis (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	213,263	58,602
Fund shares sold	4,973,569	79,534
Variation margin on open futures contracts (Note 2)	-	-
Interest and dividends	110,161	1,878,042
Open swap agreements, at value (Note 2)	-	1,272,713

Total assets	524,403,631	562,185,897

Liabilities:
Payables for:
Investments purchased	17,510,619	2,669,990
Collateral held for reverse repurchase agreements (Note 2)	-	-
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	8,270,203	3,680,521
Interest and dividends	-	14,470
Investments purchased on a when-issued basis (Note 2)	-	55,531,248
Variation margin on open futures contracts (Note 2)	-	14,655
Open swap agreements, at value (Note 2)	-	43,420
Trustees’ fees and expenses (Note 3)	56,897	35,877
Collateral held for open swap agreements (Note 2)	-	1,070,000
Affiliates (Note 3):
Investment management fees	149,932	167,435
Administration fees	81,464	101,655
Service fees	38,087	15,788
Distribution fees	-	182
Due to custodian	-	6,972
Accrued expense and other liabilities	62,773	70,573

Total liabilities	26,169,975	63,422,786

Net assets	$498,233,656	$498,763,111

Net assets consist of:
Paid-in capital	$499,109,546	$488,360,734
Undistributed (accumulated) net investment income (loss)	-	3,115,210
Distributions in excess of net investment income	(39,647)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(836,243)	5,937,900
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	1,349,267

Net assets	$498,233,656	$498,763,111

(a) Cost of investments:	$-	$309,817,530
(b) Cost of short-term investments:	$519,106,638	$244,768,020
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$392,952,938	$1,635,317,889	$118,188,903	$219,331,141	$46,965,088
232,746,626	483,822,187	36,106,788	1,605,685	-

625,699,564	2,119,140,076	154,295,691	220,936,826	46,965,088

-	37,893	459,340	-	-
-	-	31,023	-	69,463

-	607,508	759,793	-	134,913
-	74,952,245	5,390,516	-	-
-	-	-	-	212,959
36,184	249,948	17,201	19,097	3,131
24,817	145,152	197,008	55,362	16,645
-	6,778	-	-	-
1,225,988	9,526,893	942,102	4,488,131	597,553
-	3,938,387	727,613	-	-

626,986,553	2,208,604,880	162,820,287	225,499,416	47,999,752

780,073	7,803,371	1,137,705	-	-
1,148,144	-	-	-	-
291,991,640	-	-	-	-
87,428	-	-	-	-
-	-	-	-	66,765
1,327,032	4,264,344	1,998,813	368,960	463,859
-	44,882	49,608	-	-
1,129,993	549,667,248	40,521,169	600,000	-
-	-	7,486	-	-
-	133,091	212,784	-	-
17,232	119,429	17,934	10,213	2,152
-	-	620,000	-	-

133,597	660,621	50,590	95,483	24,325
47,825	323,995	37,579	39,232	2,297
8,664	40,646	7,957	8,962	238
181	304	-	113	-
-	-	-	-	29,163
47,087	157,885	44,155	34,050	23,898

296,718,896	563,215,816	44,705,780	1,157,013	612,697

$330,267,657	$1,645,389,064	$118,114,507	$224,342,403	$47,387,055

$292,594,681	$1,575,485,141	$114,807,814	$225,935,048	$45,814,790
2,381,540	11,877,144	1,464,341	5,213,991	341,141
-	-	-	-	-
(3,077,565)	19,964,481	874,788	(11,796,788)	(756,910)
38,369,001	38,062,298	967,564	4,990,152	1,988,034

$330,267,657	$1,645,389,064	$118,114,507	$224,342,403	$47,387,055

$354,583,937	$1,594,239,240	$116,956,635	$214,340,989	$45,124,147
$232,746,626	$483,822,187	$36,106,788	$1,605,685	$-
$-	$-	$31,097	$-	$70,167

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Class Z shares:
Net assets	$-	$146,671,040

Shares outstanding (a)	-	13,790,011

Net asset value, offering price and redemption price per share	$-	$10.64

Class S shares:
Net assets	$203,028,830	$146,895,665

Shares outstanding (a)	203,220,991	13,781,194

Net asset value, offering price and redemption price per share	$1.00	$10.66

Class Y shares:
Net assets	$114,912,602	$88,504,507

Shares outstanding (a)	114,890,587	8,352,670

Net asset value, offering price and redemption price per share	$1.00	$10.60

Class L shares:
Net assets	$-	$43,005,261

Shares outstanding (a)	-	4,069,897

Net asset value, offering price and redemption price per share	$-	$10.57

Class A shares:
Net assets	$180,292,224	$72,822,910

Shares outstanding (a)	180,342,674	6,929,453

Net asset value and redemption price per share	$1.00	$10.51

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$-	$10.89

Class N shares:
Net assets	$-	$863,728

Shares outstanding (a)	-	83,042

Net asset value, offering price and redemption price per share	$-	$10.40

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$120,971,277	$461,610,845	$111		$101,946,120	$-

10,227,744	40,088,504	10		11,010,211	-

$11.83	$11.51	$10.80	*	$9.26	$-

$68,720,551	$738,777,146	$37,355,893		$20,479,043	$46,008,277

5,810,584	64,072,117	3,658,522		2,204,716	4,460,717

$11.83	$11.53	$10.21		$9.29	$10.31

$91,080,648	$161,346,091	$35,392,882		$54,710,950	$110,180

7,722,659	14,059,556	3,462,051		5,892,136	10,683

$11.79	$11.48	$10.22		$9.29	$10.31

$8,170,179	$92,973,178	$7,901,402		$5,098,852	$111,447

686,205	8,141,373	766,642		553,334	10,475

$11.91	$11.42	$10.31		$9.21	$10.64

$40,437,609	$189,175,180	$37,462,624		$41,561,718	$1,157,151

3,475,746	16,709,771	3,651,589		4,533,235	112,973

$11.63	$11.32	$10.26		$9.17	$10.24

$12.21	$11.88	$10.77		$9.73	$10.75

$887,393	$1,506,624	$1,595		$545,720	$-

75,887	130,863	148		58,681	-

$11.69	$11.51	$10.78		$9.30	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$115,569,391	$164,896,052
Short-term investments, at value (Note 2) (b)	18,565,939	5,500,446

Total investments	134,135,330	170,396,498

Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	6,868,808	3,619,092
Investments sold on a when-issued basis (Note 2)	1,903,156	-
Investment adviser (Note 3)	2,056	-
Fund shares sold	45,265	13,348
Variation margin on open futures contracts (Note 2)	272	-
Interest and dividends	337,777	72,100
Foreign taxes withheld	-	-
Open swap agreements, at value (Note 2)	121,552	-

Total assets	143,414,216	174,101,038

Liabilities:
Payables for:
Investments purchased	6,911,583	3,293,873
Fund shares repurchased	6,201	257,394
Interest and dividends	1,523	-
Investments purchased on a when-issued basis (Note 2)	14,245,348	-
Open swap agreements, at value (Note 2)	4,009	-
Trustees’ fees and expenses (Note 3)	16,146	41,562
Collateral held for open swap agreements (Note 2)	280,000	-
Affiliates (Note 3):
Investment management fees	49,284	72,171
Administration fees	13,698	15,118
Service fees	2,938	2,127
Distribution fees	-	15
Due to custodian	47	-
Accrued expense and other liabilities	51,269	31,995

Total liabilities	21,582,046	3,714,255

Net assets	$121,832,170	$170,386,783

Net assets consist of:
Paid-in capital	$123,188,106	$244,461,579
Undistributed (accumulated) net investment income (loss)	571,392	722,801
Accumulated net realized gain (loss) on investments and foreign currency transactions	(8,306,759)	(86,166,714)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	6,379,431	11,369,117

Net assets	$121,832,170	$170,386,783

(a) Cost of investments:	$109,095,304	$153,526,935
(b) Cost of short-term investments:	$18,565,939	$5,500,446
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$286,211,320	$168,236,725	$327,916,612	$262,489,626
1,415,008	2,608,625	431,355	1,012,798

287,626,328	170,845,350	328,347,967	263,502,424

-	1,602	-	-

21,638,757	3,444,982	826,385	22,566,206
-	-	-	-
12,071	14,523	26,865	11,082
29,388	9,258	55,463	114,400
-	-	-	-
357,810	174,625	231,719	161,751
-	-	799,236	-
-	-	-	-

309,664,354	174,490,340	330,287,635	286,355,863

23,121,144	234,009	830,638	23,252,245
1,177,609	411,991	664,468	1,476,140
-	-	-	-
-	-	-	-
-	-	-	-
17,308	10,899	35,559	12,100
-	-	-	-

120,712	96,037	182,067	110,820
14,013	24,340	47,738	12,938
2,011	2,218	18,724	2,116
24	24	46	-
-	-	-	-
40,739	29,957	54,011	38,417

24,493,560	809,475	1,833,251	24,904,776

$285,170,794	$173,680,865	$328,454,384	$261,451,087

$396,108,144	$195,281,989	$303,672,180	$239,687,973
1,777,639	820,405	694,928	794,988
(132,665,315)	(61,138,369)	(55,001,289)	(10,771,591)
19,950,326	38,716,840	79,088,565	31,739,717

$285,170,794	$173,680,865	$328,454,384	$261,451,087

$266,260,994	$129,519,878	$248,922,999	$230,749,909
$1,415,008	$2,608,625	$431,355	$1,012,798
$-	$1,609	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class S shares:
Net assets	$100,629,808	$140,421,057

Shares outstanding (a)	9,187,145	9,497,626

Net asset value, offering price and redemption price per share	$10.95	$14.78

Class Y shares:
Net assets	$5,370,949	$145,690

Shares outstanding (a)	473,873	9,817

Net asset value, offering price and redemption price per share	$11.33	$14.84

Class L shares:
Net assets	$1,897,893	$20,070,774

Shares outstanding (a)	172,568	1,354,508

Net asset value, offering price and redemption price per share	$11.00	$14.82

Class A shares:
Net assets	$13,933,520	$9,677,505

Shares outstanding (a)	1,291,072	653,933

Net asset value and redemption price per share	$10.79	$14.80

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.45	$15.70

Class N shares:
Net assets	$-	$71,757

Shares outstanding (a)	-	4,862

Net asset value, offering price and redemption price per share	$-	$14.76

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$209,861,162	$123,894,609	$212,433,425	$189,459,177

19,528,068	12,381,723	17,901,797	17,369,091

$10.75	$10.01	$11.87	$10.91

$63,685,975	$3,442,368	$3,745,973	$54,275,423

5,957,101	339,384	316,056	4,966,149

$10.69	$10.14	$11.85	$10.93

$2,274,298	$35,675,858	$27,522,631	$7,330,562

209,336	3,569,649	2,337,987	666,445

$10.86	$9.99	$11.77	$11.00

$9,234,313	$10,554,473	$84,534,608	$10,385,925

869,916	1,062,737	7,196,968	956,862

$10.62	$9.93	$11.75	$10.85

$11.27	$10.54	$12.47	$11.51

$115,046	$113,557	$217,747	$-

10,760	11,404	18,986	-

$10.69	$9.96	$11.47	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small/Mid Cap Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$9,359,780	$73,185,067
Investments, at value — affiliated issuers (Note 2) (b)	-	-
Short-term investments, at value (Note 2) (c)	161,587	1,128,913

Total investments	9,521,367	74,313,980

Foreign currency, at value (d)	-	-
Receivables from:
Investments sold	231,396	356,713
Investment adviser (Note 3)	-	-
Fund shares sold	267	1,711
Interest and dividends	3,865	11,169
Foreign taxes withheld	-	-

Total assets	9,756,895	74,683,573

Liabilities:
Payables for:
Investments purchased	42,373	392,718
Fund shares repurchased	77,004	136,296
Trustees’ fees and expenses (Note 3)	2,235	5,393
Affiliates (Note 3):
Investment management fees	7,681	38,910
Administration fees	2,371	4,880
Service fees	1,804	1,355
Distribution fees	42	83
Accrued expense and other liabilities	12,815	18,421

Total liabilities	146,325	598,056

Net assets	$9,610,570	$74,085,517

Net assets consist of:
Paid-in capital	$21,979,856	$83,459,276
Undistributed (accumulated) net investment income (loss)	1,605	113,401
Distributions in excess of net investment income	-	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(12,982,015)	(18,380,209)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	611,124	8,893,049

Net assets	$9,610,570	$74,085,517

(a) Cost of investments — unaffiliated issuers:	$8,748,656	$64,292,018
(b) Cost of investments — affiliated issuers:	$-	$-
(c) Cost of short-term investments:	$161,587	$1,128,913
(d) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$130,429,509	$367,068,814	$469,074,865	$143,113,026	$139,597,589
-	1,973,900	11,997,715	-	-
756,175	2	-	701,232	3,066,408

131,185,684	369,042,716	481,072,580	143,814,258	142,663,997

-	239,437	264,838	292,918	32,930

656,720	629,057	-	-	-
17,504	40,093	-	12,140	30,039
6,283	211,016	76,336	163,962	14,731
20,170	704,542	1,423,492	615,959	266,591
-	445,073	1,159,116	176,880	4,836

131,886,361	371,311,934	483,996,362	145,076,117	143,013,124

684,250	470,737	345,602	30,098	-
208,628	1,261,690	484,324	235,596	702,591
24,956	24,871	61,651	5,373	6,048

64,876	251,909	344,896	109,231	128,189
21,454	81,281	66,412	20,261	5,936
12,481	8,912	10,259	5,153	116
-	193	-	184	-
48,454	64,433	101,571	32,842	42,821

1,065,099	2,164,026	1,414,715	438,738	885,701

$130,821,262	$369,147,908	$482,581,647	$144,637,379	$142,127,423

$143,726,767	$329,536,811	$398,804,056	$159,225,365	$141,401,283
57,351	-	379,200	-	81,777
-	(548,856)	-	(25,554)	-
(28,061,076)	(19,685,371)	7,398,987	(20,562,864)	(1,216,873)
15,098,220	59,845,324	75,999,404	6,000,432	1,861,236

$130,821,262	$369,147,908	$482,581,647	$144,637,379	$142,127,423

$115,331,289	$307,277,955	$393,197,111	$137,144,721	$137,734,906
$-	$1,973,900	$11,997,715	$-	$-
$756,175	$2	$-	$701,232	$3,066,408
$-	$239,713	$264,529	$292,936	$33,504

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small/Mid Cap Fund
Class Z shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class S shares:
Net assets	$1,370,629	$66,485,903

Shares outstanding (a)	135,524	5,680,602

Net asset value, offering price and redemption price per share	$10.11	$11.70

Class Y shares:
Net assets	$121,606	$207,950

Shares outstanding (a)	11,988	17,764

Net asset value, offering price and redemption price per share	$10.14	$11.71

Class L shares:
Net assets	$338,790	$1,461,756

Shares outstanding (a)	33,527	124,343

Net asset value, offering price and redemption price per share	$10.10	$11.76

Class A shares:
Net assets	$7,622,423	$5,519,929

Shares outstanding (a)	758,857	474,127

Net asset value and redemption price per share	$10.04	$11.64

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.65	$12.35

Class N shares:
Net assets	$157,122	$409,979

Shares outstanding (a)	15,853	35,458

Net asset value, offering price and redemption price per share	$9.91	$11.56

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund		MassMutual Premier Strategic Emerging Markets Fund

$-	$-	$-	$69,656,264		$135,420,378

-	-	-	6,033,501		11,107,323

$-	$-	$-	$11.54		$12.19

$66,429,368	$203,706,117	$396,637,259	$35,316,348		$5,875,652

6,098,084	18,562,186	30,319,631	3,056,033		476,183

$10.89	$10.97	$13.08	$11.56		$12.34

$3,348,051	$6,383,807	$24,226,236	$8,719,932		$187,971

307,099	584,959	1,854,081	756,607		15,425

$10.90	$10.91	$13.07	$11.53		$12.19

$2,689,489	$116,986,213	$13,086,794	$6,343,565		$54,482

247,771	10,667,227	1,005,267	547,482		4,438

$10.85	$10.97	$13.02	$11.59		$12.28

$58,354,354	$41,149,585	$48,631,358	$23,721,298		$588,940

5,457,298	3,784,725	3,811,376	2,063,336		48,524

$10.69	$10.87	$12.76	$11.50		$12.14

$11.34	$11.53	$13.54	$12.20		$12.88

$-	$922,186	$-	$879,972		$-

-	84,459	-	77,428		-

$-	$10.92	$-	$11.36	*	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2012 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Investment income (Note 2):
Interest	$456,407	$5,486,852

Total investment income	456,407	5,486,852

Expenses (Note 3):
Investment management fees	1,020,293	970,562
Custody fees	30,180	39,608
Interest expense	-	-
Audit fees	15,099	17,684
Legal fees	8,071	6,027
Proxy fees	500	500
Shareholder reporting fees	17,274	13,644
Trustees’ fees	27,902	22,296

	1,119,319	1,070,321
Administration fees:
Class Z	-	48,749
Class S	77,526	192,422
Class Y	173,279	118,169
Class L	-	84,042
Class A	301,074	136,480
Class N	-	16,315
Distribution fees:
Class N	-	9,293
Service fees:
Class A	230,461	87,735
Class N	-	9,293

Total expenses	1,901,659	1,772,819
Expenses waived (Note 3):
Class S fees waived by adviser	(313,118)	-
Class Y fees waived by adviser	(403,471)	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	(543,228)	-
Class A administrative fees waived	(202,806)	-
Class Z management fees waived	-	(97,548)
Class S management fees waived	-	(103,966)
Class Y management fees waived	-	(53,599)
Class L management fees waived	-	(30,261)
Class A management fees waived	-	(49,148)
Class N management fees waived	-	(5,175)

Net expenses	439,036	1,433,122

Net investment income (loss)	17,371	4,053,730

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(786)	6,435,995
Futures contracts	-	(243,471)
Swap agreements	-	(97,629)
Foreign currency transactions	-	-

Net realized gain (loss)	(786)	6,094,895

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	(951,268)
Futures contracts	-	(230,662)
Swap agreements	-	(392,166)
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	-	(1,574,096)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(786)	4,520,799

Net increase (decrease) in net assets resulting from operations	$16,585	$8,574,529

*	Amount is less than $1.00

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$4,136,593	$22,895,159	$2,258,357	$8,807,844	$722,322

4,136,593	22,895,159	2,258,357	8,807,844	722,322

776,954	3,809,412	291,637	542,911	148,057
26,907	94,739	26,869	10,597	14,653
300,718	-	-	-	-
17,720	18,580	18,045	17,132	14,440
4,311	18,265	1,891	3,027	1,000
500	500	500	500	500
9,426	42,180	3,927	6,630	2,538
14,444	71,598	5,413	9,577	2,345

1,150,980	4,055,274	348,282	590,374	183,533

29,694	122,188	0 *	19,144	-
59,025	990,250	54,283	29,075	12,008
110,020	240,916	71,213	80,504	81
14,819	177,119	20,237	10,658	163
60,933	381,235	71,841	83,804	1,657
1,345	2,483	3	1,020	-

932	1,364	2	516	-

49,013	247,491	46,529	47,155	1,381
932	1,364	2	516	-

1,477,693	6,219,684	612,392	862,766	198,823

-	-	-	-	(10,511)
-	-	-	-	(50)
-	-	-	-	(51)
-	-	-	-	(518)
-	-	-	-	-
(77,241)	(367,244)	(0)*	(47,894)	-
(47,638)	(671,858)	(27,467)	(11,822)	-
(54,869)	(137,590)	(31,363)	(27,326)	-
(4,698)	(82,768)	(8,688)	(2,398)	-
(25,491)	(178,074)	(31,637)	(18,935)	-
(487)	(984)	(1)	(207)	-

1,267,269	4,781,166	513,236	754,184	187,693

2,869,324	18,113,993	1,745,121	8,053,660	534,629

2,905,979	22,696,636	1,841,289	3,681,394	(127,462)
-	(20,104)	11,527	-	-
-	(330,065)	(793,703)	-	-
-	-	1,998	-	(364,501)

2,905,979	22,346,467	1,061,111	3,681,394	(491,963)

5,586,441	11,268,947	1,512,044	4,119,223	(353,910)
-	256,744	(89,733)	-	-
-	(1,299,709)	298,051	-	-
-	-	(100)	-	74,987

5,586,441	10,225,982	1,720,262	4,119,223	(278,923)

8,492,420	32,572,449	2,781,373	7,800,617	(770,886)

$11,361,744	$50,686,442	$4,526,494	$15,854,277	$(236,257)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2012 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
Dividends (a)	$872,821	$2,267,312
Interest	658,343	322

Total investment income	1,531,164	2,267,634

Expenses (Note 3):
Investment management fees	278,268	421,124
Custody fees	52,842	9,052
Audit fees	18,043	16,968
Legal fees	1,810	2,476
Proxy fees	500	500
Shareholder reporting fees	4,004	5,300
Trustees’ fees	5,258	7,707

	360,725	463,127
Administration fees:
Class S	41,922	45,716
Class Y	6,068	122
Class L	2,009	26,854
Class A	26,625	15,458
Class N	-	162
Distribution fees:
Class N	-	108
Service fees:
Class A	16,775	12,237
Class N	-	108

Total expenses	454,124	563,892
Expenses waived (Note 3):
Class S fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	-	-
Class N fees waived by adviser	-	-
Class S administrative fees waived	(9,660)	-
Class Y administrative fees waived	(492)	-
Class L administrative fees waived	(101)	-
Class A administrative fees waived	(1,342)	-
Class S management fees waived	-	-
Class Y management fees waived	-	-
Class L management fees waived	-	-
Class A management fees waived	-	-
Class N management fees waived	-	-

Net expenses	442,529	563,892

Net investment income (loss)	1,088,635	1,703,742

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,729,345	(380,752)
Futures contracts	284,555	-
Swap agreements	(11,101)	-
Foreign currency transactions	-	(55)

Net realized gain (loss)	4,002,799	(380,807)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	3,993,932	11,420,125
Futures contracts	80,479	-
Swap agreements	(41,302)	-
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	4,033,109	11,420,125

Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,035,908	11,039,318

Net increase (decrease) in net assets resulting from operations	$9,124,543	$12,743,060

(a) Net of withholding tax of:	$4,267	$16,551

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$3,730,356	$1,411,315	$2,734,567	$2,318,055
35	98	119	245

3,730,391	1,411,413	2,734,686	2,318,300

678,528	534,239	1,144,486	608,615
17,970	7,833	22,754	15,793
17,450	16,219	15,438	17,439
3,584	2,369	4,981	3,207
500	500	500	500
7,712	5,126	9,687	7,108
11,999	7,345	16,894	10,730

737,743	573,631	1,214,740	663,392

29,106	63,836	115,909	22,157
33,025	863	1,398	29,541
2,647	59,620	38,549	3,094
11,964	13,264	138,840	9,858
182	387	366	-

148	269	261	-

11,571	10,697	115,700	9,688
148	269	261	-

826,534	722,836	1,626,024	737,730

-	(56,832)	(92,621)	-
-	(534)	(187)	-
-	(18,797)	(2,561)	-
-	(4,220)	(69,358)	-
-	(105)	(84)	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
(51,055)	-	-	(45,389)
(13,943)	-	-	(12,911)
(512)	-	-	(617)
(2,314)	-	-	(1,944)
(29)	-	-	-

758,681	642,348	1,461,213	676,869

2,971,710	769,065	1,273,473	1,641,431

5,283,603	6,888,048	21,473,528	16,280,789
-	-	-	-
-	-	-	-
-	(755)	(19,475)	-

5,283,603	6,887,293	21,454,053	16,280,789

18,757,066	15,579,746	16,750,580	14,505,581
-	-	-	-
-	-	-	-
-	(7)	(24,176)	-

18,757,066	15,579,739	16,726,404	14,505,581

24,040,669	22,467,032	38,180,457	30,786,370

$27,012,379	$23,236,097	$39,453,930	$32,427,801

$16,933	$291	$77,691	$22,794

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2012 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small/Mid Cap Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a)	$115,153	$548,942
Dividends — affiliated issuers (Note 7)	-	-
Interest	23	86

Total investment income	115,176	549,028

Expenses (Note 3):
Investment management fees	57,088	206,173
Custody fees	8,428	30,162
Audit fees	4,200	4,200
Legal fees	2,441	3,825
Proxy fees	-	-
Shareholder reporting fees	29	794
Trustees’ fees	536	2,288

	72,722	247,442
Administration fees:
Class Z	-	-
Class S	598	15,631
Class Y	373	149
Class L	873	2,604
Class A	15,568	9,462
Class N	951	576
Distribution fees:
Class N	528	411
Service fees:
Class A	12,974	7,885
Class N	528	411

Total expenses	105,115	284,571
Expenses waived (Note 3):
Class Z fees waived by adviser	-	-
Class S fees waived by adviser	(1,670)	(17,496)
Class Y fees waived by adviser	(427)	(56)
Class L fees waived by adviser	(494)	(930)
Class A fees waived by adviser	(8,755)	(3,379)
Class N fees waived by adviser	(573)	(91)
Class Z management fees waived	-	-
Class S management fees waived	-	-
Class Y management fees waived	-	-
Class L management fees waived	-	-
Class A management fees waived	-	-
Class N management fees waived	-	-

Net expenses	93,196	262,619

Net investment income (loss)	21,980	286,409

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	568,364	3,238,515
Investment transactions — affiliated issuers (Note 7)	-	-
Foreign currency transactions	-	19
Redemptions in-kind	-	-

Net realized gain (loss)	568,364	3,238,534

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	212,783	4,755,464
Investment transactions — affiliated issuers	-	-
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	212,783	4,755,464

Net realized gain (loss) and change in unrealized appreciation (depreciation)	781,147	7,993,998

Net increase (decrease) in net assets resulting from operations	$803,127	$8,280,407

(a) Net of withholding tax of:	$-	$1,158

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$1,177,804	$3,726,139	$5,495,957	$1,695,584	$863,734
-	3,627	14,820	-	-
115	-	376	216	146

1,177,919	3,729,766	5,511,153	1,695,800	863,880

418,377	1,433,456	2,109,630	493,573	742,725
59,317	66,586	136,015	25,656	59,561
16,668	19,768	18,400	17,388	20,423
2,657	4,768	6,951	1,599	2,383
500	500	500	500	500
5,092	9,991	15,088	3,493	4,587
7,201	16,451	25,579	4,325	6,514

509,812	1,551,520	2,312,163	546,534	836,693

-	-	-	11,730	24,850
39,576	177,880	290,526	24,204	16,528
1,541	7,149	17,035	10,141	279
3,922	206,198	19,540	12,402	32
86,973	69,348	74,344	46,243	1,109
-	1,699	-	2,406	-

-	1,036	-	1,094	-

73,185	48,159	58,227	28,902	616
-	1,036	-	1,094	-

715,009	2,064,025	2,771,835	684,750	880,107

-	-	-	-	(51,488)
(46,248)	(154,007)	-	-	(6,825)
(943)	(1,569)	-	-	(77)
(1,509)	(49,165)	-	-	(6)
(33,429)	(8,910)	-	-	(205)
-	(1,063)	-	-	-
-	-	-	(19,619)	(93,350)
-	-	-	(16,134)	(12,232)
-	-	-	(4,044)	(140)
-	-	-	(3,091)	(11)
-	-	-	(11,517)	(370)
-	-	-	(436)	-

632,880	1,849,311	2,771,835	629,909	715,403

545,039	1,880,455	2,739,318	1,065,891	148,477

7,082,945	5,042,740	19,689,027	2,452,860	(655,331)
-	-	(3,917,973)	-	-
53	(68,593)	(169,122)	(89,765)	(74,895)
3,833,960	-	-	-	-

10,916,958	4,974,147	15,601,932	2,363,095	(730,226)

3,116,647	12,510,217	(6,782,253)	(489,427)	2,984,208
-	-	9,033,736	-	-
-	70,434	(7,924)	9,352	(63,581)

3,116,647	12,580,651	2,243,559	(480,075)	2,920,627

14,033,605	17,554,798	17,845,491	1,883,020	2,190,401

$14,578,644	$19,435,253	$20,584,809	$2,948,911	$2,338,878

$2,482	$271,315	$336,825	$128,997	$123,016

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$17,371	$15,550
Net realized gain (loss) on investment transactions	(786)	13,349
Net change in unrealized appreciation (depreciation) on investments	-	-

Net increase (decrease) in net assets resulting from operations	16,585	28,899

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-
Class S	(5,352)	(5,031)
Class Y	(6,022)	(5,000)
Class L	-	-
Class A	(6,001)	(5,716)
Class N	-	-

Total distributions from net investment income	(17,375)	(15,747)

From net realized gains:
Class Z	-	-
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-
Class N	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class Z	-	-
Class S	13,264,837	(31,580,844)
Class Y	(118,456,070)	38,905,238
Class L	-	-
Class A	(18,403,321)	(952,594)
Class N	-	-

Increase (decrease) in net assets from fund share transactions	(123,594,554)	6,371,800

Capital Contribution	-	750,000

Total increase (decrease) in net assets	(123,595,344)	7,134,952
Net assets
Beginning of period	621,829,000	614,694,048

End of period	$498,233,656	$621,829,000

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$-

Distributions in excess of net investment income included in net assets at end of period	$(39,647)	$(39,643)

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund		MassMutual Premier Core Bond Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$4,053,730	$8,916,111	$2,869,324	$12,738,189	$18,113,993	$33,402,904
6,094,895	10,492,517	2,905,979	6,153,701	22,346,467	34,526,417
(1,574,096)	(7,945,378)	5,586,441	7,144,423	10,225,982	(3,265,264)

8,574,529	11,463,250	11,361,744	26,036,313	50,686,442	64,664,057

(2,778,529)	(2,263)*	(5,552,157)	- **	(9,881,932)	(2,942)*
(2,596,888)	(4,449,365)	(2,682,692)	(2,787,672)	(15,089,695)	(22,218,153)
(1,264,242)	(1,073,958)	(3,300,262)	(2,901,460)	(3,091,504)	(4,353,171)
(580,575)	(2,726,346)	(186,582)	(1,087,830)	(1,681,301)	(5,788,601)
(977,160)	(1,478,363)	(1,527,238)	(1,021,318)	(3,622,276)	(5,117,959)
(107,332)	(124,772)	(26,280)	(10,413)	(14,873)	(21,129)

(8,304,726)	(9,855,067)	(13,275,211)	(7,808,693)	(33,381,581)	(37,501,955)

(2,762,897)	(605)*	-	- **	(9,034,969)	(3,053)*
(2,981,108)	(1,244,771)	-	-	(15,441,069)	(23,756,510)
(1,448,834)	(313,779)	-	-	(3,216,420)	(4,742,690)
(888,417)	(809,421)	-	-	(2,009,415)	(6,475,477)
(1,423,969)	(499,908)	-	-	(4,416,598)	(6,242,223)
(181,674)	(49,223)	-	-	(21,459)	(28,760)

(9,686,899)	(2,917,707)	-	-	(34,139,930)	(41,248,713)

12,145,174	136,450,951 *	20,550,313	94,826,894 **	151,052,890	308,278,395 *
(5,900,821)	(33,347,998)	(20,578,090)	(8,349,313)	(53,927,991)	20,548,812
14,833,607	15,643,912	11,312,464	(19,620,604)	8,929,209	(3,927,041)
(1,038,451)	(79,839,801)	1,808,147	(34,482,400)	2,320,481	(119,852,869)
4,473,364	(28,013,435)	3,131,928	(868,049)	(10,299,569)	(1,922,748)
(7,790,469)	870,707	225,502	244,151	496,087	29,796

16,722,404	11,764,336	16,450,264	31,750,679	98,571,107	203,154,345

-	-	-	-	-	-

7,305,308	10,454,812	14,536,797	49,978,299	81,736,038	189,067,734

491,457,803	481,002,991	315,730,860	265,752,561	1,563,653,026	1,374,585,292

$498,763,111	$491,457,803	$330,267,657	$315,730,860	$1,645,389,064	$1,563,653,026

$3,115,210	$7,366,206	$2,381,540	$12,787,427	$11,877,144	$27,144,732

$-	$-	$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,745,121	$6,197,721
Net realized gain (loss) on investment transactions	1,061,111	8,297,477
Net change in unrealized appreciation (depreciation) on investments	1,720,262	(5,767,858)

Net increase (decrease) in net assets resulting from operations	4,526,494	8,727,340

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(4,276)*
Class S	(1,388,245)	(1,997,405)
Class Y	(1,604,789)	(1,354,620)
Class L	(378,992)	(4,038,036)
Class A	(1,546,682)	(1,749,656)
Class N	-	(3,413)

Total distributions from net investment income	(4,918,708)	(9,147,406)

From net realized gains:
Class Z	(7)	(843)*
Class S	(2,133,819)	(417,603)
Class Y	(2,455,693)	(281,667)
Class L	(799,099)	(849,885)
Class A	(2,567,849)	(388,089)
Class N	(105)	(1,557)

Total distributions from net realized gains	(7,956,572)	(1,939,644)

Net fund share transactions (Note 5):
Class Z	7	(702,076)*
Class S	8,194,379	(21,252,464)
Class Y	2,331,578	1,567,095
Class L	(2,424,959)	(90,475,152)
Class A	2,502,620	(10,888,954)
Class N	105	(174,746)

Increase (decrease) in net assets from fund share transactions	10,603,730	(121,926,297)

Total increase (decrease) in net assets	2,254,944	(124,286,007)
Net assets
Beginning of period	115,859,563	240,145,570

End of period	$118,114,507	$115,859,563

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,464,341	$4,637,928

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund		MassMutual Premier International Bond Fund		MassMutual Premier Balanced Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$8,053,660	$11,900,579	$534,629	$957,628	$1,088,635	$2,283,764
3,681,394	3,952,575	(491,963)	496,544	4,002,799	10,929,761
4,119,223	(5,444,900)	(278,923)	240,411	4,033,109	(5,920,248)

15,854,277	10,408,254	(236,257)	1,694,583	9,124,543	7,293,277

(6,322,701)	- **	-	-	-	-
(806,955)	(4,926,019)	(1,672,757)	(1,274,002)	(1,993,202)	(2,081,718)
(3,174,861)	(4,829,400)	(3,520)	(5,416)	(87,987)	(74,703)
(296,498)	(473,093)	-	(5,271)	(8,115)	(58,152)
(1,798,896)	(3,391,988)	(32,227)	(51,360)	(212,675)	(175,277)
(18,352)	(52,842)	-	-	-	-

(12,418,263)	(13,673,342)	(1,708,504)	(1,336,049)	(2,301,979)	(2,389,850)

-	- **	-	-	-	-
-	-	-	(14,524)	-	-
-	-	-	(62)	-	-
-	-	-	(62)	-	-
-	-	-	(635)	-	-
-	-	-	-	-	-

-	-	-	(15,283)	-	-

23,310,343	75,648,142 **	-	-	-	-
(17,959,155)	(18,265,084)	(4,812,381)	26,574,707	(2,327,278)	(16,817,100)
(1,176,706)	1,366,939	3,520	5,478	433,173	198,947
82,728	(20,748)	622	(383,095)	1,012,450	(2,666,462)
9,226,669	(7,081,349)	32,616	115,473	464,374	1,536
198,621	(281,498)	-	-	-	-

13,682,500	51,366,402	(4,775,623)	26,312,563	(417,281)	(19,283,079)

17,118,514	48,101,314	(6,720,384)	26,655,814	6,405,283	(14,379,652)

207,223,889	159,122,575	54,107,439	27,451,625	115,426,887	129,806,539

$224,342,403	$207,223,889	$47,387,055	$54,107,439	$121,832,170	$115,426,887

$5,213,991	$9,578,594	$341,141	$1,515,016	$571,392	$1,784,736

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Value Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,703,742	$2,372,904
Net realized gain (loss) on investment transactions	(380,807)	24,852,652
Net change in unrealized appreciation (depreciation) on investments	11,420,125	(19,840,713)

Net increase (decrease) in net assets resulting from operations	12,743,060	7,384,843

Distributions to shareholders (Note 2):
From net investment income:
Class S	(2,329,663)	(2,231,112)
Class Y	(2,246)	(1,923)
Class L	(271,243)	(279,210)
Class A	(95,730)	(123,289)
Class N	(990)	(833)

Total distributions from net investment income	(2,699,872)	(2,636,367)

Net fund share transactions (Note 5):
Class S	(8,643,692)	(21,821,294)
Class Y	(6,558)	(62,322)
Class L	(683,080)	(4,893,887)
Class A	(740,702)	(4,065,822)
Class N	(49,599)	(2,371)

Increase (decrease) in net assets from fund share transactions	(10,123,631)	(30,845,696)

Total increase (decrease) in net assets	(80,443)	(26,097,220)
Net assets
Beginning of period	170,467,226	196,564,446

End of period	$170,386,783	$170,467,226

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$722,801	$1,718,931

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund		MassMutual Premier Main Street Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$2,971,710	$4,870,948	$769,065	$1,484,572
5,283,603	31,669,420	6,887,293	9,728,609
18,757,066	(18,020,365)	15,579,739	(3,637,155)

27,012,379	18,520,003	23,236,097	7,576,026

(3,902,644)	(2,603,279)	(901,422)	(1,118,985)
(960,990)	(1,017,694)	-	(18,824)
-	(1,080,621)	(230,920)	(322,753)
(130,901)	(132,449)	(23,819)	(43,395)
(1,236)	(1,995)	(564)	(445)

(4,995,771)	(4,836,038)	(1,156,725)	(1,504,402)

(7,814,597)	56,384,904	(3,484,831)	(17,608,496)
5,612,149	(6,620,493)	3,357,215	(2,032,933)
128,792	(70,213,930)	(9,575,674)	(7,703,126)
(680,188)	(845,603)	1,314,467	(1,410,777)
(23,772)	(73,278)	(243,889)	35,713

(2,777,616)	(21,368,400)	(8,632,712)	(28,719,619)

19,238,992	(7,684,435)	13,446,660	(22,647,995)

265,931,802	273,616,237	160,234,205	182,882,200

$285,170,794	$265,931,802	$173,680,865	$160,234,205

$1,777,639	$3,801,700	$820,405	$1,208,065

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Capital Appreciation Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,273,473	$2,470,451
Net realized gain (loss) on investment transactions	21,454,053	71,465,388
Net change in unrealized appreciation (depreciation) on investments	16,726,404	(36,794,432)

Net increase (decrease) in net assets resulting from operations	39,453,930	37,141,407

Distributions to shareholders (Note 2):
From net investment income:
Class S	(1,870,912)	(1,569,344)
Class Y	(7,821)	(26,161)
Class L	(111,929)	(61,944)
Class A	(290,256)	(7,982)

Total distributions from net investment income	(2,280,918)	(1,665,431)

Net fund share transactions (Note 5):
Class S	(59,729,234)	(212,731,510)
Class Y	1,779,421	(7,940,848)
Class L	(435,333)	(19,242,676)
Class A	(23,294,930)	(53,730,977)
Class N	(25,922)	(172,981)

Increase (decrease) in net assets from fund share transactions	(81,705,998)	(293,818,992)

Total increase (decrease) in net assets	(44,532,986)	(258,343,016)
Net assets
Beginning of period	372,987,370	631,330,386

End of period	$328,454,384	$372,987,370

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$694,928	$1,702,373

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund		MassMutual Premier Discovery Value Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$1,641,431	$2,134,759	$21,980	$31,394
16,280,789	24,966,840	568,364	6,539,114
14,505,581	(8,983,689)	212,783	(4,791,128)

32,427,801	18,117,910	803,127	1,779,380

(1,885,057)	(846,424)	(13,917)	(39,680)
(481,683)	(446,373)	(1,937)	(5,758)
-	(608,941)	(983)	(7,272)
(39,504)	(33,756)	(1,639)	(11,222)

(2,406,244)	(1,935,494)	(18,476)	(63,932)

(9,530,757)	93,691,180	(1,394,462)	(13,892,021)
(1,357,308)	1,195,831	(740,354)	(857,621)
6,542,842	(72,439,038)	(385,380)	(1,958,561)
2,825,181	1,497,949	(4,507,077)	(6,710,930)
-	-	(349,245)	(25,277)

(1,520,042)	23,945,922	(7,376,518)	(23,444,410)

28,501,515	40,128,338	(6,591,867)	(21,728,962)

232,949,572	192,821,234	16,202,437	37,931,399

$261,451,087	$232,949,572	$9,610,570	$16,202,437

$794,988	$1,559,801	$1,605	$-

$-	$-	$-	$(1,899)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Small/Mid Cap Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$286,409	$483,982
Net realized gain (loss) on investment transactions	3,238,534	13,411,627
Net change in unrealized appreciation (depreciation) on investments	4,755,464	(8,267,523)

Net increase (decrease) in net assets resulting from operations	8,280,407	5,628,086

Distributions to shareholders (Note 2):
From net investment income:
Class S	(430,105)	(265,181)
Class Y	(1,055)	(8,845)
Class L	-	(179,268)
Class A	(11,937)	(29,760)
Class N	(224)	(414)

Total distributions from net investment income	(443,321)	(483,468)

Net fund share transactions (Note 5):
Class S	471,907	23,779,639
Class Y	(2,001)	(977,696)
Class L	(641,315)	(32,552,457)
Class A	(1,665,584)	(1,880,633)
Class N	114,669	82,924

Increase (decrease) in net assets from fund share transactions	(1,722,324)	(11,548,223)

Total increase (decrease) in net assets	6,114,762	(6,403,605)
Net assets
Beginning of period	67,970,755	74,374,360

End of period	$74,085,517	$67,970,755

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$113,401	$270,313

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund		MassMutual Premier Global Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$545,039	$1,227,009	$1,880,455	$4,592,565
10,916,958	35,434,137	4,974,147	2,013,364
3,116,647	(21,063,989)	12,580,651	(3,994,478)

14,578,644	15,597,157	19,435,253	2,611,451

(872,574)	(987,135)	(2,838,694)	(3,378,699)
(6,689)	(11,538)	(85,125)	(123,930)
(13,546)	(8,366)	(1,321,950)	(1,642,661)
(133,946)	(213,659)	(312,829)	(456,438)
-	-	(6,835)	(7,240)

(1,026,755)	(1,220,698)	(4,565,433)	(5,608,968)

(58,530,549)	(20,884,874)	(7,184,875)	(14,841,025)
1,216,473	145,219	(886,143)	445,465
(179,565)	(2,984,940)	(5,873,910)	(13,297,150)
(6,300,421)	(14,998,768)	1,843,297	(4,049,799)
-	-	60,768	73,367

(63,794,062)	(38,723,363)	(12,040,863)	(31,669,142)

(50,242,173)	(24,346,904)	2,828,957	(34,666,659)

181,063,435	205,410,339	366,318,951	400,985,610

$130,821,262	$181,063,435	$369,147,908	$366,318,951

$57,351	$539,067	$-	$2,136,122

$-	$-	$(548,856)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,739,318	$7,352,096
Net realized gain (loss) on investment transactions	15,601,932	61,159,324
Net change in unrealized appreciation (depreciation) on investments	2,243,559	(59,263,592)

Net increase (decrease) in net assets resulting from operations	20,584,809	9,247,828

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-
Class S	(6,144,878)	(5,860,173)
Class Y	(325,047)	(136,382)
Class L	(136,285)	(412,749)
Class A	(597,267)	(325,765)
Class N	-	-

Total distributions from net investment income	(7,203,477)	(6,735,069)

From net realized gains:
Class Z	-	-
Class S	(38,481,874)	-
Class Y	(1,974,045)	-
Class L	(1,277,744)	-
Class A	(4,863,637)	-

Total distributions from net realized gains	(46,597,300)	-

Net fund share transactions (Note 5):
Class Z	-	-
Class S	(127,565,707)	(29,722,973)
Class Y	5,525,325	3,963,096
Class L	1,212,399	(41,415,227)
Class A	3,377,843	(3,185,875)
Class N	-	-

Increase (decrease) in net assets from fund share transactions	(117,450,140)	(70,360,979)

Total increase (decrease) in net assets	(150,666,108)	(67,848,220)
Net assets
Beginning of period	633,247,755	701,095,975

End of period	$482,581,647	$633,247,755

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$379,200	$4,843,359

Distributions in excess of net investment income included in net assets at end of period	$-	$-

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund		MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$1,065,891	$1,318,958	$148,477	$1,938,890
2,363,095	6,114,989	(730,226)	16,759,854
(480,075)	(10,246,953)	2,920,627	(39,491,211)

2,948,911	(2,813,006)	2,338,878	(20,792,467)

(206,554)	(1,884)*	(1,553,000)	- **
(205,670)	(395,980)	-	(368,037)
(51,354)	(140,147)	(1,604)	(412)
(3,363)	(315,154)	-	(61,460)
(30,244)	(422,195)	(1,069)	-
-	(10,327)	-	-

(497,185)	(1,285,687)	(1,555,673)	(429,909)

-	- *	(16,945,727)	- **
-	-	(658,272)	(10,551,103)
-	-	(23,263)	(17,778)
-	-	(61)	(4,909,924)
-	-	(49,912)	(55,982)

-	-	(17,677,235)	(15,534,787)

46,003,513	25,466,667 *	54,542,815	105,040,250 **
5,265,426	6,901,166	(40,294,232)	(38,912,501)
532,330	208,266	21,599	28,518
311,713	(13,781,341)	54,658	(50,195,656)
(1,354,583)	(9,673,629)	230,076	(125,408)
(72,754)	(20,660)	-	-

50,685,645	9,100,469	14,554,916	15,835,203

53,137,371	5,001,776	(2,339,114)	(20,921,960)

91,500,008	86,498,232	144,466,537	165,388,497

$144,637,379	$91,500,008	$142,127,423	$144,466,537

$-	$-	$81,777	$1,488,973

$(25,554)	$(594,260)	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended April 30, 2012 (Unaudited)

MassMutual Premier Inflation-Protected and Income Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$11,361,744
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(64,409,573)
Investments sold	47,004,240
Adjustments to the principal amount of inflation-indexed bonds	(1,345,160)
(Purchase) Sale of short-term investments, net	(4,735,548)
Amortization (accretion) of discount and premium, net	806,824
(Increase) Decrease in receivable from interest and dividends	228,802
(Increase) Decrease in receivable from investment adviser	(1,620)
Increase (Decrease) in payable from broker for collateral held for reverse repurchase agreements	1,347,144
Increase (Decrease) in payable for interest for reverse repurchase agreements	35,597
Increase (Decrease) in payable for Trustees’ fees and expenses	2,659
Increase (Decrease) in payable for investment management fees	5,977
Increase (Decrease) in payable for administration fees	1,626
Increase (Decrease) in payable for service fees	549
Increase (Decrease) in payable for distribution fees	45
Increase (Decrease) in payable for accrued expenses and other liabilities	4,478
Net change in unrealized (appreciation) depreciation on investments	(5,586,441)
Net realized (gain) loss from investments	(2,905,979)

Net cash from (used in) operating activities	(18,184,636)

Cash flows from (used in) financing activities:
Proceeds from shares sold	75,808,644
Payment on shares redeemed	(71,253,243)
Cash distributions paid	(4,421)
Proceeds from reverse repurchase agreements	43,489,948
Repayment of reverse repurchase agreements	(30,165,292)

Net cash from (used in) financing activities	17,875,636

Net increase (decrease) in cash	(309,000)
Cash at beginning of period	309,000

Cash at end of period	$-

Non cash financing activities not included herein consist of reinvestment of all distributions in the amount of:	$13,270,790
Cash paid out for interest on reverse repurchase agreements	$265,121

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations						Less distributions to shareholders									Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income		Tax return of capital		Total distributions		Net asset value, end of the period	Total Return ^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets
Class S
04/30/12	$1.00	$0.00	†	$(0.00	) †	$0.00	†	$(0.00	) †	$-		$(0.00	) †	$1.00	0.00%	**††	$203,029	0.46%	*	0.15%	*#	0.01%	*
10/31/11	1.00	0.00	†	0.00	†	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.00%	††	189,764	0.46%		0.20%	#	0.00%	††
10/31/10	1.00	0.00	†	0.00	†	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.00%	††	221,083	0.46%		0.25%	#	0.00%	††
10/31/09	1.00	0.00	†	(0.00	) †	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.40%		299,832	0.49%		0.45%	#	0.41%
10/31/08	1.00	0.03		(0.00	) †	0.03		(0.03)		(0.00	) †	(0.03)		1.00	2.64%		323,136	0.48%		0.48%	##	2.55%
10/31/07	1.00	0.05		-		0.05		(0.05)		-		(0.05)		1.00	4.92%		258,751	0.46%		0.45%	#	4.81%
Class Y
04/30/12	$1.00	$0.00	†	$(0.00	) †	$0.00	†	$(0.00	) †	$-		$(0.00	) †	$1.00	0.00%	**††	$114,913	0.56%	*	0.15%	*#	0.01%	*
10/31/11	1.00	0.00	†	0.00	†	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.00%	††	233,369	0.56%		0.20%	#	0.00%	††
10/31/10	1.00	0.00	†	0.00	†	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.00%	††	194,208	0.56%		0.25%	#	0.00%	††
10/31/09	1.00	0.00	†	(0.00	) †	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.35%		197,503	0.60%		0.50%	#	0.38%
10/31/08	1.00	0.03		(0.00	) †	0.03		(0.03)		(0.00	) †	(0.03)		1.00	2.54%		231,584	0.58%		0.58%	##	2.47%
10/31/07	1.00	0.05		-		0.05		(0.05)		-		(0.05)		1.00	4.81%		213,690	0.56%		0.55%	#	4.71%
Class A
04/30/12	$1.00	$0.00	†	$(0.00	) †	$0.00	†	$(0.00	) †	$-		$(0.00	) †	$1.00	0.00%	**††	$180,292	0.96%	*	0.15%	*#	0.01%	*
10/31/11	1.00	0.00	†	0.00	†	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.00%	††	198,696	0.96%		0.20%	#	0.00%	††
10/31/10	1.00	0.00	†	0.00	†	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.00%	††	199,403	0.96%		0.25%	#	0.00%	††
10/31/09	1.00	0.00	†	(0.00	) †	0.00	†	(0.00	) †	-		(0.00	) †	1.00	0.28%		270,497	0.99%		0.57%	#	0.28%
10/31/08	1.00	0.02		(0.00	) †	0.02		(0.02)		(0.00	) †	(0.02)		1.00	2.33%		291,735	0.98%		0.78%	#	2.30%
10/31/07	1.00	0.04		-		0.04		(0.04)		-		(0.04)		1.00	4.59%		281,270	0.96%		0.77%	#	4.50%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12	$10.87	$0.10	$0.11	$0.21	$(0.22)	$(0.22)	$(0.44)	$10.64	1.95%	**	$146,671	0.51%	*	0.37%	*#	1.89%	*	218%	**
10/31/11 +	10.86	0.20	0.13	0.33	(0.25)	(0.07)	(0.32)	10.87	3.05%	**	137,464	0.52%	*	0.37%	*#	2.07%	*	384%	**~
Class S
04/30/12	$10.88	$0.09	$0.10	$0.19	$(0.19)	$(0.22)	$(0.41)	$10.66	1.77%	**	$146,896	0.70%	*	0.56%	*#	1.70%	*	218%	**
10/31/11	10.93	0.20	0.05	0.25	(0.23)	(0.07)	(0.30)	10.88	2.38%		155,719	0.67%		0.55%	#	1.86%		384%
10/31/10	10.64	0.29	0.34	0.63	(0.34)	-	(0.34)	10.93	6.10%		190,062	0.56%		N/A		2.72%		332%
10/31/09	9.79	0.41	0.94	1.35	(0.50)	-	(0.50)	10.64	14.34%		143,114	0.56%		N/A		4.13%		232%
10/31/08	10.49	0.40	(0.53)	(0.13)	(0.57)	-	(0.57)	9.79	(1.23%	)	153,218	0.55%		0.55%	##	3.97%		140%
10/31/07	10.37	0.49	0.10	0.59	(0.47)	-	(0.47)	10.49	5.88%		196,525	0.55%		0.54%	#	4.75%		332%
Class Y
04/30/12	$10.82	$0.09	$0.10	$0.19	$(0.19)	$(0.22)	$(0.41)	$10.60	1.78%	**	$88,505	0.75%	*	0.61%	*#	1.65%	*	218%	**
10/31/11	10.87	0.19	0.05	0.24	(0.22)	(0.07)	(0.29)	10.82	2.30%		75,045	0.73%		0.60%	#	1.80%		384%
10/31/10	10.58	0.28	0.35	0.63	(0.34)	-	(0.34)	10.87	6.11%		59,027	0.61%		N/A		2.69%		332%
10/31/09	9.74	0.39	0.95	1.34	(0.50)	-	(0.50)	10.58	14.36%		56,552	0.61%		N/A		3.90%		232%
10/31/08	10.42	0.40	(0.52)	(0.12)	(0.56)	-	(0.56)	9.74	(1.29%	)	34,550	0.60%		0.60%	##	3.95%		140%
10/31/07	10.30	0.48	0.10	0.58	(0.46)	-	(0.46)	10.42	5.86%		55,094	0.60%		0.59%	#	4.77%		332%
Class L
04/30/12	$10.74	$0.08	$0.11	$0.19	$(0.14)	$(0.22)	$(0.36)	$10.57	1.81%	**	$43,005	0.83%	*	0.69%	*#	1.57%	*	218%	**
10/31/11	10.80	0.18	0.05	0.23	(0.22)	(0.07)	(0.29)	10.74	2.18%		44,760	0.80%		0.68%	#	1.72%		384%
10/31/10	10.52	0.27	0.34	0.61	(0.33)	-	(0.33)	10.80	5.95%		125,719	0.76%		0.69%	#	2.60%		332%
10/31/09	9.68	0.39	0.93	1.32	(0.48)	-	(0.48)	10.52	14.19%		114,790	0.76%		0.69%	#	4.01%		232%
10/31/08	10.38	0.39	(0.53)	(0.14)	(0.56)	-	(0.56)	9.68	(1.35%	)	123,378	0.75%		0.68%	#	3.88%		140%
10/31/07	10.26	0.47	0.10	0.57	(0.45)	-	(0.45)	10.38	5.74%		173,954	0.75%		0.67%	#	4.60%		332%
Class A
04/30/12	$10.71	$0.07	$0.10	$0.17	$(0.15)	$(0.22)	$(0.37)	$10.51	1.60%	**	$72,823	1.08%	*	0.94%	*#	1.32%	*	218%	**
10/31/11	10.76	0.16	0.05	0.21	(0.19)	(0.07)	(0.26)	10.71	2.02%		69,635	1.06%		0.93%	#	1.48%		384%
10/31/10	10.48	0.24	0.34	0.58	(0.30)	-	(0.30)	10.76	5.70%		98,198	1.01%		0.94%	#	2.32%		332%
10/31/09	9.65	0.36	0.93	1.29	(0.46)	-	(0.46)	10.48	13.99%		68,067	1.01%		0.94%	#	3.67%		232%
10/31/08	10.35	0.36	(0.53)	(0.17)	(0.53)	-	(0.53)	9.65	(1.73%	)	63,490	1.00%		0.93%	#	3.59%		140%
10/31/07	10.23	0.44	0.11	0.55	(0.43)	-	(0.43)	10.35	5.55%		64,506	1.00%		0.92%	#	4.37%		332%
Class N
04/30/12	$10.60	$0.05	$0.10	$0.15	$(0.13)	$(0.22)	$(0.35)	$10.40	1.41%	**	$864	1.38%	*	1.24%	*#	1.02%	*	218%	**
10/31/11	10.66	0.12	0.06	0.18	(0.17)	(0.07)	(0.24)	10.60	1.67%		8,835	1.36%		1.23%	#	1.18%		384%
10/31/10	10.42	0.21	0.33	0.54	(0.30)	-	(0.30)	10.66	5.33%		7,997	1.31%		1.24%	#	2.03%		332%
10/31/09	9.58	0.33	0.93	1.26	(0.42)	-	(0.42)	10.42	13.72%		4,408	1.31%		1.24%	#	3.38%		232%
10/31/08	10.31	0.33	(0.52)	(0.19)	(0.54)	-	(0.54)	9.58	(2.02%	)	3,426	1.30%		1.23%	#	3.28%		140%
10/31/07	10.20	0.39	0.12	0.51	(0.40)	-	(0.40)	10.31	5.25%		4,006	1.30%		1.22%	#	3.80%		332%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver ‡‡		Ratio of expenses to average daily net assets after expense waiver ‡‡		Interest expense to average daily net assets ‡‡‡		Ratio of expenses to average daily net assets before expense waiver ‡		Ratio of expenses to average daily net assets after expense waiver ‡		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12	$11.91	$0.11	$0.32	$0.43	$(0.51)	$(0.51)	$11.83	3.70%	**	$120,971	0.57%	*	0.44%	*#	0.19%	*	0.76%	*	0.63%	*#	1.90%	*	12%	**
10/31/11 +	10.67	0.30	0.94	1.24	-	-	11.91	11.62%	**	101,708	0.59%	*	0.45%	*#	0.15%	*	0.74%	*	0.60%	*#	3.88%	*	46%	**~
Class S
04/30/12	$11.90	$0.10	$0.32	$0.42	$(0.49)	$(0.49)	$11.83	3.60%	**	$68,721	0.68%	*	0.55%	*#	0.19%	*	0.87%	*	0.74%	*#	1.79%	*	12%	**
10/31/11	11.30	0.53	0.43	0.96	(0.36)	(0.36)	11.90	8.99%		89,413	0.66%		0.56%	#	0.17%		0.83%		0.73%	#	4.79%		46%
10/31/10	10.29	0.36	0.70	1.06	(0.05)	(0.05)	11.30	10.28%		92,808	0.56%		N/A		0.17%		0.73%		N/A		3.36%		41%
10/31/09	9.51	(0.03)	1.58	1.55	(0.77)	(0.77)	10.29	16.82%		92,457	0.56%		N/A		0.07%		0.63%		N/A		(0.29%	)	35%
10/31/08	10.53	0.62	(1.06)	(0.44)	(0.58)	(0.58)	9.51	(4.58%	)	111,763	0.54%		N/A		N/A		N/A		N/A		5.85%		17%
10/31/07	10.33	0.32	0.26	0.58	(0.38)	(0.38)	10.53	5.86%		196,517	0.54%		N/A		N/A		N/A		N/A		3.18%		17%
Class Y
04/30/12	$11.87	$0.10	$0.30	$0.40	$(0.48)	$(0.48)	$11.79	3.48%	**	$91,081	0.78%	*	0.65%	*#	0.19%	*	0.97%	*	0.84%	*#	1.76%	*	12%	**
10/31/11	11.27	0.48	0.47	0.95	(0.35)	(0.35)	11.87	8.80%		80,118	0.74%		0.66%	#	0.18%		0.92%		0.84%	#	4.36%		46%
10/31/10	10.27	0.34	0.71	1.05	(0.05)	(0.05)	11.27	10.22%		95,864	0.66%		N/A		0.17%		0.83%		N/A		3.24%		41%
10/31/09	9.50	(0.02)	1.55	1.53	(0.76)	(0.76)	10.27	16.74%		96,117	0.65%		N/A		0.07%		0.72%		N/A		(0.24%	)	35%
10/31/08	10.52	0.61	(1.06)	(0.45)	(0.57)	(0.57)	9.50	(4.77%	)	71,147	0.64%		N/A		N/A		N/A		N/A		5.76%		17%
10/31/07	10.31	0.30	0.28	0.58	(0.37)	(0.37)	10.52	5.85%		71,072	0.64%		N/A		N/A		N/A		N/A		3.01%		17%
Class L
04/30/12	$11.84	$0.10	$0.31	$0.41	$(0.34)	$(0.34)	$11.91	3.48%	**	$8,170	0.93%	*	0.80%	*#	0.19%	*	1.12%	*	0.99%	*#	1.66%	*	12%	**
10/31/11	11.24	0.56	0.37	0.93	(0.33)	(0.33)	11.84	8.64%		6,301	0.89%		0.81%	#	0.18%		1.07%		0.99%	#	5.15%		46%
10/31/10	10.25	0.33	0.69	1.02	(0.03)	(0.03)	11.24	9.97%		40,205	0.81%		N/A		0.17%		0.98%		N/A		3.12%		41%
10/31/09	9.47	(0.05)	1.56	1.51	(0.73)	(0.73)	10.25	16.63%		36,760	0.80%		N/A		0.07%		0.87%		N/A		(0.53%	)	35%
10/31/08	10.49	0.59	(1.06)	(0.47)	(0.55)	(0.55)	9.47	(4.92%	)	36,903	0.79%		N/A		N/A		N/A		N/A		5.56%		17%
10/31/07	10.28	0.45	0.11	0.56	(0.35)	(0.35)	10.49	5.68%		63,394	0.79%		N/A		N/A		N/A		N/A		4.50%		17%
Class A
04/30/12	$11.70	$0.08	$0.30	$0.38	$(0.45)	$(0.45)	$11.63	3.36%	**	$40,438	1.08%	*	0.95%	*#	0.19%	*	1.27%	*	1.14%	*#	1.41%	*	12%	**
10/31/11	11.11	0.45	0.45	0.90	(0.31)	(0.31)	11.70	8.50%		37,528	1.08%		0.96%	#	0.18%		1.26%		1.14%	#	4.10%		46%
10/31/10	10.13	0.31	0.69	1.00	(0.02)	(0.02)	11.11	9.84%		36,493	1.06%		0.96%	#	0.17%		1.23%		1.13%	#	2.94%		41%
10/31/09	9.38	(0.04)	1.52	1.48	(0.73)	(0.73)	10.13	16.40%		38,645	1.05%		0.95%	#	0.07%		1.12%		1.02%	#	(0.42%	)	35%
10/31/08	10.39	0.57	(1.04)	(0.47)	(0.54)	(0.54)	9.38	(5.00%	)	34,282	1.04%		0.94%	#	N/A		N/A		N/A		5.46%		17%
10/31/07	10.19	0.25	0.28	0.53	(0.33)	(0.33)	10.39	5.44%		29,868	1.04%		1.00%	#	N/A		N/A		N/A		2.52%		17%
Class N
04/30/12	$11.76	$0.07	$0.30	$0.37	$(0.44)	$(0.44)	$11.69	3.18%	**	$887	1.38%	*	1.25%	*#	0.19%	*	1.57%	*	1.44%	*#	1.22%	*	12%	**
10/31/11	11.18	0.43	0.45	0.88	(0.30)	(0.30)	11.76	8.16%		664	1.39%		1.26%	#	0.17%		1.56%		1.43%	#	3.85%		46%
10/31/10	10.20	0.28	0.70	0.98	-	-	11.18	9.61%		384	1.35%		1.25%	#	0.17%		1.52%		1.42%	#	2.63%		41%
10/31/09	9.43	(0.03)	1.49	1.46	(0.69)	(0.69)	10.20	16.05%		260	1.35%		1.25%	#	0.07%		1.42%		1.32%	#	(0.24%	)	35%
10/31/08	10.44	0.54	(1.05)	(0.51)	(0.50)	(0.50)	9.43	(5.32%	)	185	1.34%		1.24%	#	N/A		N/A		N/A		5.13%		17%
10/31/07	10.25	0.22	0.29	0.51	(0.32)	(0.32)	10.44	5.17%		234	1.34%		1.30%	#	N/A		N/A		N/A		2.24%		17%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
‡	Includes interest expense.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12	$11.66	$0.14	$0.23	$0.37	$(0.27)	$(0.25)	$(0.52)	$11.51	3.31%	**	$461,611	0.57%	*	0.39%	*#	2.48%	*	271%	**
10/31/11 +	11.67	0.28	0.41	0.69	(0.34)	(0.36)	(0.70)	11.66	6.32%	**	316,018	0.58%	*	0.40%	*#	2.65%	*	539%	**~
Class S
04/30/12	$11.66	$0.13	$0.23	$0.36	$(0.24)	$(0.25)	$(0.49)	$11.53	3.22%	**	$738,777	0.77%	*	0.59%	*#	2.27%	*	271%	**
10/31/11	11.83	0.28	0.24	0.52	(0.33)	(0.36)	(0.69)	11.66	4.79%		799,669	0.74%		0.59%	#	2.47%		539%
10/31/10	11.26	0.34	0.63	0.97	(0.40)	-	(0.40)	11.83	8.89%		789,543	0.60%		N/A		3.00%		463%
10/31/09	10.16	0.45	1.33	1.78	(0.59)	(0.09)	(0.68)	11.26	18.53%		650,768	0.60%		N/A		4.26%		333%
10/31/08	11.14	0.48	(0.84)	(0.36)	(0.62)	-	(0.62)	10.16	(3.48%	)	628,314	0.59%		0.59%	##	4.43%		263%
10/31/07	11.04	0.52	0.07	0.59	(0.49)	-	(0.49)	11.14	5.57%		779,239	0.59%		0.59%	##	4.77%		394%
Class Y
04/30/12	$11.61	$0.13	$0.23	$0.36	$(0.24)	$(0.25)	$(0.49)	$11.48	3.20%	**	$161,346	0.82%	*	0.64%	*#	2.22%	*	271%	**
10/31/11	11.78	0.27	0.25	0.52	(0.33)	(0.36)	(0.69)	11.61	4.75%		153,857	0.79%		0.64%	#	2.42%		539%
10/31/10	11.21	0.34	0.62	0.96	(0.39)	-	(0.39)	11.78	8.88%		160,114	0.65%		N/A		2.96%		463%
10/31/09	10.12	0.44	1.32	1.76	(0.58)	(0.09)	(0.67)	11.21	18.40%		144,757	0.65%		N/A		4.24%		333%
10/31/08	11.08	0.48	(0.83)	(0.35)	(0.61)	-	(0.61)	10.12	(3.36%	)	160,857	0.64%		0.64%	##	4.41%		263%
10/31/07	10.98	0.51	0.08	0.59	(0.49)	-	(0.49)	11.08	5.56%		202,008	0.64%		0.64%	##	4.71%		394%
Class L
04/30/12	$11.53	$0.12	$0.23	$0.35	$(0.21)	$(0.25)	$(0.46)	$11.42	3.12%	**	$92,973	0.89%	*	0.71%	*#	2.15%	*	271%	**
10/31/11	11.70	0.26	0.25	0.51	(0.32)	(0.36)	(0.68)	11.53	4.70%		91,457	0.86%		0.71%	#	2.35%		539%
10/31/10	11.15	0.33	0.61	0.94	(0.39)	-	(0.39)	11.70	8.67%		217,513	0.79%		0.71%	#	2.89%		463%
10/31/09	10.06	0.43	1.33	1.76	(0.58)	(0.09)	(0.67)	11.15	18.41%		211,250	0.80%		0.72%	#	4.19%		333%
10/31/08	11.04	0.47	(0.84)	(0.37)	(0.61)	-	(0.61)	10.06	(3.63%	)	249,701	0.79%		0.71%	#	4.34%		263%
10/31/07	10.94	0.50	0.08	0.58	(0.48)	-	(0.48)	11.04	5.49%		368,954	0.79%		0.71%	#	4.64%		394%
Class A
04/30/12	$11.44	$0.11	$0.23	$0.34	$(0.21)	$(0.25)	$(0.46)	$11.32	3.01%	**	$189,175	1.14%	*	0.96%	*#	1.90%	*	271%	**
10/31/11	11.62	0.23	0.24	0.47	(0.29)	(0.36)	(0.65)	11.44	4.39%		201,638	1.12%		0.96%	#	2.10%		539%
10/31/10	11.07	0.29	0.62	0.91	(0.36)	-	(0.36)	11.62	8.47%		206,416	1.05%		0.97%	#	2.64%		463%
10/31/09	9.99	0.40	1.32	1.72	(0.55)	(0.09)	(0.64)	11.07	18.13%		179,142	1.05%		0.97%	#	3.88%		333%
10/31/08	10.97	0.43	(0.83)	(0.40)	(0.58)	-	(0.58)	9.99	(3.90%	)	164,141	1.04%		0.96%	#	4.06%		263%
10/31/07	10.87	0.47	0.08	0.55	(0.45)	-	(0.45)	10.97	5.23%		183,196	1.04%		0.96%	#	4.39%		394%
Class N
04/30/12	$11.61	$0.09	$0.23	$0.32	$(0.17)	$(0.25)	$(0.42)	$11.51	2.86%	**	$1,507	1.46%	*	1.28%	*#	1.58%	*	271%	**
10/31/11	11.78	0.20	0.25	0.45	(0.26)	(0.36)	(0.62)	11.61	4.12%		1,014	1.44%		1.28%	#	1.78%		539%
10/31/10	11.23	0.26	0.63	0.89	(0.34)	-	(0.34)	11.78	8.10%		1,000	1.37%		1.29%	#	2.31%		463%
10/31/09	9.95	0.36	1.34	1.70	(0.33)	(0.09)	(0.42)	11.23	17.65%		714	1.37%		1.29%	#	3.46%		333%
10/31/08	10.92	0.43	(0.83)	(0.40)	(0.57)	-	(0.57)	9.95	(3.86%	)	344	1.37%		1.28%	#	4.04%		263%
10/31/07	10.73	0.42	0.09	0.51	(0.32)	-	(0.32)	10.92	4.91%		4,244	1.36%		1.28%	#	3.89%		394%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12	$11.08	$0.17	$0.31	$0.48	$-	$(0.76)	$(0.76)	$10.80	4.58%	**	$0	†††	0.67%	*	0.50%	*#	3.15%	*	284%	**
10/31/11 +	10.96	0.32	0.36	0.68	(0.47)	(0.09)	(0.56)	11.08	6.56%	**	0	†††	0.64%	*	0.47%	*#	3.22%	*	566%	**~
Class S
04/30/12	$11.07	$0.16	$0.24	$0.40	$(0.50)	$(0.76)	$(1.26)	$10.21	3.94%	**	$37,356		0.93%	*	0.76%	*#	3.12%	*	284%	**
10/31/11	11.10	0.35	0.15	0.50	(0.44)	(0.09)	(0.53)	11.07	4.85%		31,390		0.85%		0.72%	#	3.25%		566%
10/31/10	10.73	0.37	0.58	0.95	(0.58)	-	(0.58)	11.10	9.31%		53,298		0.71%		N/A		3.51%		465%
10/31/09	9.69	0.44	1.24	1.68	(0.62)	(0.02)	(0.64)	10.73	18.21%		82,961		0.71%		N/A		4.42%		322%
10/31/08	11.01	0.48	(1.17)	(0.69)	(0.59)	(0.04)	(0.63)	9.69	(6.51%	)	146,819		0.71%		0.70%	#	4.56%		282%
10/31/07	10.89	0.51	0.09	0.60	(0.48)	-	(0.48)	11.01	5.69%		213,606		0.71%		0.69%	#	4.80%		427%
Class Y
04/30/12	$11.08	$0.16	$0.24	$0.40	$(0.50)	$(0.76)	$(1.26)	$10.22	3.96%	**	$35,393		0.98%	*	0.81%	*#	3.06%	*	284%	**
10/31/11	11.12	0.35	0.14	0.49	(0.44)	(0.09)	(0.53)	11.08	4.77%		35,701		0.92%		0.77%	#	3.21%		566%
10/31/10	10.75	0.37	0.58	0.95	(0.58)	-	(0.58)	11.12	9.27%		34,202		0.76%		N/A		3.47%		465%
10/31/09	9.72	0.43	1.24	1.67	(0.62)	(0.02)	(0.64)	10.75	18.18%		35,473		0.76%		N/A		4.28%		322%
10/31/08	10.97	0.48	(1.10)	(0.62)	(0.59)	(0.04)	(0.63)	9.72	(5.97%	)	26,651		0.76%		0.75%	#	4.54%		282%
10/31/07	10.85	0.48	0.11	0.59	(0.47)	-	(0.47)	10.97	5.68%		51,537		0.76%		0.74%	#	4.48%		427%
Class L
04/30/12	$11.03	$0.16	$0.24	$0.40	$(0.36)	$(0.76)	$(1.12)	$10.31	3.98%	**	$7,901		0.99%	*	0.82%	*#	3.04%	*	284%	**
10/31/11	11.07	0.34	0.15	0.49	(0.44)	(0.09)	(0.53)	11.03	4.74%		11,093		0.92%		0.78%	#	3.19%		566%
10/31/10	10.70	0.37	0.58	0.95	(0.58)	-	(0.58)	11.07	9.29%		103,653		0.92%		0.77%	#	3.45%		465%
10/31/09	9.67	0.42	1.25	1.67	(0.62)	(0.02)	(0.64)	10.70	18.21%		132,257		0.92%		0.77%	#	4.29%		322%
10/31/08	10.91	0.47	(1.08)	(0.61)	(0.59)	(0.04)	(0.63)	9.67	(5.94%	)	130,078		0.92%		0.76%	#	4.53%		282%
10/31/07	10.80	0.50	0.08	0.58	(0.47)	-	(0.47)	10.91	5.60%		191,936		0.92%		0.75%	#	4.73%		427%
Class A
04/30/12	$11.09	$0.14	$0.25	$0.39	$(0.46)	$(0.76)	$(1.22)	$10.26	3.85%	**	$37,463		1.23%	*	1.06%	*#	2.81%	*	284%	**
10/31/11	11.13	0.32	0.15	0.47	(0.42)	(0.09)	(0.51)	11.09	4.49%		37,674		1.18%		1.02%	#	2.96%		566%
10/31/10	10.76	0.34	0.58	0.92	(0.55)	-	(0.55)	11.13	9.00%		48,810		1.16%		1.01%	#	3.21%		465%
10/31/09	9.72	0.37	1.28	1.65	(0.59)	(0.02)	(0.61)	10.76	17.93%		44,121		1.16%		1.01%	#	3.75%		322%
10/31/08	10.97	0.45	(1.09)	(0.64)	(0.57)	(0.04)	(0.61)	9.72	(6.16%	)	36,268		1.16%		1.00%	#	4.27%		282%
10/31/07	10.85	0.48	0.09	0.57	(0.45)	-	(0.45)	10.97	5.40%		44,028		1.16%		0.99%	#	4.52%		427%
Class N
04/30/12	$11.15	$0.14	$0.25	$0.39	$-	$(0.76)	$(0.76)	$10.78	3.71%	**	$2		1.53%	*	1.36%	*#	2.53%	*	284%	**
10/31/11	10.97	0.27	0.20	0.47	(0.20)	(0.09)	(0.29)	11.15	4.49%		2		1.43%		1.30%	#	2.53%		566%
10/31/10	10.62	0.31	0.57	0.88	(0.53)	-	(0.53)	10.97	8.64%		183		1.46%		1.31%	#	2.98%		465%
10/31/09	9.60	0.34	1.26	1.60	(0.56)	(0.02)	(0.58)	10.62	17.54%		1,683		1.46%		1.31%	#	3.50%		322%
10/31/08	10.84	0.41	(1.07)	(0.66)	(0.54)	(0.04)	(0.58)	9.60	(6.44%	)	1,491		1.46%		1.30%	#	3.98%		282%
10/31/07	10.73	0.44	0.08	0.52	(0.41)	-	(0.41)	10.84	5.04%		1,608		1.46%		1.29%	#	4.19%		427%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†††	Amount is less than $500.
+	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12	$9.19	$0.34	$0.31	$0.65	$(0.58)	$-	$(0.58)	$9.26	7.54%	**	$101,946	0.58%	*	0.48%	*#	7.63%	*	49%	**
10/31/11 +	9.06	0.45	(0.32)	0.13	-	-	-	9.19	1.43%	**	77,527	0.61%	*	0.50%	*#	7.42%	*	72%	**~
Class S
04/30/12	$9.17	$0.33	$0.30	$0.63	$(0.51)	$-	$(0.51)	$9.29	7.33%	**	$20,479	0.79%	*	0.69%	*#	7.39%	*	49%	**
10/31/11	9.52	0.67	(0.15)	0.52	(0.87)	-	(0.87)	9.17	6.10%		37,865	0.77%		0.71%	#	7.34%		72%
10/31/10	8.75	0.73	0.74	1.47	(0.70)	-	(0.70)	9.52	17.75%		57,929	0.70%		N/A		8.33%		120%
10/31/09	7.97	0.67	1.07	1.74	(0.96)	-	(0.96)	8.75	25.68%		74,817	0.70%		N/A		8.66%		101%
10/31/08	10.98	0.78	(2.94)	(2.16)	(0.82)	(0.03)	(0.85)	7.97	(21.03%	)	45,375	0.69%		N/A		8.14%		87%
10/31/07	10.92	0.85	(0.11)	0.74	(0.66)	(0.02)	(0.68)	10.98	6.98%		53,406	0.68%		N/A		7.86%		93%
Class Y
04/30/12	$9.20	$0.33	$0.31	$0.64	$(0.55)	$-	$(0.55)	$9.29	7.44%	**	$54,711	0.84%	*	0.74%	*#	7.37%	*	49%	**
10/31/11	9.55	0.66	(0.14)	0.52	(0.87)	-	(0.87)	9.20	5.95%		55,184	0.82%		0.76%	#	7.29%		72%
10/31/10	8.77	0.73	0.74	1.47	(0.69)	-	(0.69)	9.55	17.84%		55,480	0.75%		N/A		8.26%		120%
10/31/09	7.97	0.67	1.07	1.74	(0.94)	-	(0.94)	8.77	25.59%		65,222	0.75%		N/A		8.59%		101%
10/31/08	10.99	0.78	(2.96)	(2.18)	(0.81)	(0.03)	(0.84)	7.97	(21.10%	)	77,447	0.74%		N/A		8.10%		87%
10/31/07	10.93	0.85	(0.11)	0.74	(0.66)	(0.02)	(0.68)	10.99	6.85%		105,706	0.73%		N/A		7.80%		93%
Class L
04/30/12	$9.13	$0.32	$0.30	$0.62	$(0.54)	$-	$(0.54)	$9.21	7.16%	**	$5,099	0.99%	*	0.89%	*#	7.23%	*	49%	**
10/31/11	9.48	0.64	(0.14)	0.50	(0.85)	-	(0.85)	9.13	5.84%		4,980	0.98%		0.91%	#	7.04%		72%
10/31/10	8.72	0.71	0.73	1.44	(0.68)	-	(0.68)	9.48	17.62%		5,323	0.90%		N/A		8.13%		120%
10/31/09	7.93	0.65	1.07	1.72	(0.93)	-	(0.93)	8.72	25.46%		4,391	0.90%		N/A		8.47%		101%
10/31/08	10.94	0.76	(2.94)	(2.18)	(0.80)	(0.03)	(0.83)	7.93	(21.19%	)	2,990	0.89%		N/A		7.93%		87%
10/31/07	10.89	0.83	(0.10)	0.73	(0.66)	(0.02)	(0.68)	10.94	6.73%		5,135	0.88%		N/A		7.67%		93%
Class A
04/30/12	$9.07	$0.31	$0.30	$0.61	$(0.51)	$-	$(0.51)	$9.17	7.17%	**	$41,562	1.24%	*	1.14%	*#	7.00%	*	49%	**
10/31/11	9.42	0.62	(0.14)	0.48	(0.83)	-	(0.83)	9.07	5.60%		31,330	1.22%		1.16%	#	6.91%		72%
10/31/10	8.67	0.69	0.72	1.41	(0.66)	-	(0.66)	9.42	17.33%		39,750	1.15%		N/A		7.87%		120%
10/31/09	7.89	0.63	1.07	1.70	(0.92)	-	(0.92)	8.67	25.11%		35,953	1.15%		N/A		8.22%		101%
10/31/08	10.89	0.73	(2.92)	(2.19)	(0.78)	(0.03)	(0.81)	7.89	(21.44%	)	23,752	1.14%		N/A		7.69%		87%
10/31/07	10.85	0.80	(0.11)	0.69	(0.63)	(0.02)	(0.65)	10.89	6.53%		32,164	1.14%		N/A		7.42%		93%
Class N
04/30/12	$9.17	$0.30	$0.31	$0.61	$(0.48)	$-	$(0.48)	$9.30	7.03%	**	$546	1.54%	*	1.44%	*#	6.70%	*	49%	**
10/31/11	9.51	0.61	(0.16)	0.45	(0.79)	-	(0.79)	9.17	5.19%		336	1.51%		1.46%	#	6.68%		72%
10/31/10	8.75	0.67	0.73	1.40	(0.64)	-	(0.64)	9.51	16.95%		640	1.45%		N/A		7.58%		120%
10/31/09	7.88	0.61	1.09	1.70	(0.83)	-	(0.83)	8.75	24.87%		723	1.45%		N/A		7.93%		101%
10/31/08	10.88	0.73	(2.95)	(2.22)	(0.75)	(0.03)	(0.78)	7.88	(21.67%	)	525	1.44%		N/A		7.50%		87%
10/31/07	10.87	0.77	(0.11)	0.66	(0.63)	(0.02)	(0.65)	10.88	6.08%		1,949	1.43%		N/A		7.11%		93%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders									Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Tax return of capital	Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$10.69	$0.11	$(0.14)	$(0.03)	$(0.35)		$-	$-	$(0.35)		$10.31	(0.21%	) **	$46,008	0.79%	*	0.75%	*#	2.18%	*	17%	**
10/31/11	11.03	0.25	(0.02)	0.23	(0.56)		(0.01)	-	(0.57)		10.69	2.54%		52,728	0.81%		0.75%	#	2.37%		46%
10/31/10	10.30	0.27	0.47	0.74	(0.01)		-	-	(0.01)		11.03	7.16%		26,160	0.77%		0.75%	#	2.69%		42%
10/31/09	9.73	0.31	1.50	1.81	(1.19)		-	(0.05)	(1.24)		10.30	19.49%		27,894	1.12%		0.75%	#	3.20%		59%
10/31/08 +	10.00	0.32	(0.59)	(0.27)	-		-	-	-		9.73	(2.70%	) **	23,913	0.98%	*	0.75%	*#	3.49%	*	53%	**
Class Y
04/30/12	$10.69	$0.11	$(0.15)	$(0.04)	$(0.34)		$-	$-	$(0.34)		$10.31	(0.28%	) **	$110	0.89%	*	0.80%	*#	2.17%	*	17%	**
10/31/11	11.03	0.25	(0.03)	0.22	(0.55)		(0.01)	-	(0.56)		10.69	2.50%		110	0.91%		0.80%	#	2.38%		46%
10/31/10	10.30	0.27	0.46	0.73	(0.00	) †	-	-	(0.00	) †	11.03	7.10%		108	0.87%		0.80%	#	2.63%		42%
10/31/09	9.73	0.30	1.51	1.81	(1.19)		-	(0.05)	(1.24)		10.30	19.45%		116	1.22%		0.80%	#	3.13%		59%
10/31/08 +	10.00	0.31	(0.58)	(0.27)	-		-	-	-		9.73	(2.70%	) **	97	1.08%	*	0.80%	*#	3.44%	*	53%	**
Class L
04/30/12	$10.67	$0.11	$(0.14)	$(0.03)	$-		$-	$-	$-		$10.64	(0.28%	) **	$111	1.04%	*	0.95%	*#	2.02%	*	17%	**
10/31/11	11.00	0.22	0.00 †	0.22	(0.54)		(0.01)	-	(0.55)		10.67	2.44%		111	0.94%		0.88%	#	2.10%		46%
10/31/10	10.28	0.25	0.47	0.72	-		-	-	-		11.00	7.00%		108	1.02%		0.95%	#	2.48%		42%
10/31/09	9.72	0.28	1.50	1.78	(1.17)		-	(0.05)	(1.22)		10.28	19.17%		116	1.37%		0.95%	#	2.98%		59%
10/31/08 +	10.00	0.30	(0.58)	(0.28)	-		-	-	-		9.72	(2.80%	) **	97	1.23%	*	0.95%	*#	3.29%	*	53%	**
Class A
04/30/12	$10.60	$0.09	$(0.15)	$(0.06)	$(0.30)		$-	$-	$(0.30)		$10.24	(0.41%	) **	$1,157	1.29%	*	1.20%	*#	1.71%	*	17%	**
10/31/11	10.94	0.20	(0.01)	0.19	(0.52)		(0.01)	-	(0.53)		10.60	2.11%		1,158	1.31%		1.20%	#	1.96%		46%
10/31/10	10.25	0.23	0.46	0.69	-		-	-	-		10.94	6.63%		1,076	1.27%		1.20%	#	2.25%		42%
10/31/09	9.70	0.27	1.48	1.75	(1.15)		-	(0.05)	(1.20)		10.25	18.86%		610	1.62%		1.20%	#	2.78%		59%
10/31/08 +	10.00	0.27	(0.57)	(0.30)	-		-	-	-		9.70	(3.00%	) **	200	1.48%	*	1.20%	*#	3.01%	*	53%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$10.34	$0.10	$0.73	$0.83	$(0.22)	$-	$(0.22)	$10.95	8.26%	**	$100,630	0.71%	*	0.69%	*#	1.95%	*	136%	**
10/31/11	9.95	0.19	0.39	0.58	(0.19)	-	(0.19)	10.34	5.88%		97,350	0.67%		0.65%	#	1.85%		272%
10/31/10	8.95	0.19	1.03	1.22	(0.22)	-	(0.22)	9.95	13.91%		109,890	0.64%		0.62%	#	1.99%		243%
10/31/09	8.12	0.23	0.89	1.12	(0.29)	-	(0.29)	8.95	14.41%		108,844	0.64%		0.62%	#	2.83%		215%
10/31/08	11.26	0.25	(2.91)	(2.66)	(0.31)	(0.17)	(0.48)	8.12	(24.61%	)	111,174	0.69%		0.67%	#	2.50%		184%
10/31/07	10.47	0.30	0.77	1.07	(0.28)	-	(0.28)	11.26	10.42%		180,719	0.64%		0.60%	#	2.80%		194%
Class Y
04/30/12	$10.68	$0.10	$0.75	$0.85	$(0.20)	$-	$(0.20)	$11.33	8.29%	**	$5,371	0.87%	*	0.85%	*#	1.78%	*	136%	**
10/31/11	10.28	0.18	0.40	0.58	(0.18)	-	(0.18)	10.68	5.65%		4,638	0.83%		0.81%	#	1.69%		272%
10/31/10	9.24	0.18	1.07	1.25	(0.21)	-	(0.21)	10.28	13.74%		4,268	0.80%		0.78%	#	1.80%		243%
10/31/09	8.37	0.21	0.93	1.14	(0.27)	-	(0.27)	9.24	14.20%		2,061	0.80%		0.78%	#	2.58%		215%
10/31/08	11.59	0.24	(3.00)	(2.76)	(0.29)	(0.17)	(0.46)	8.37	(24.71%	)	1,911	0.85%		0.83%	#	2.33%		184%
10/31/07	10.77	0.29	0.79	1.08	(0.26)	-	(0.26)	11.59	10.25%		2,597	0.80%		0.76%	#	2.63%		194%
Class L
04/30/12	$10.29	$0.08	$0.73	$0.81	$(0.10)	$-	$(0.10)	$11.00	8.07%	**	$1,898	1.02%	*	1.00%	*#	1.55%	*	136%	**
10/31/11	9.91	0.16	0.39	0.55	(0.17)	-	(0.17)	10.29	5.61%		818	0.96%		0.94%	#	1.56%		272%
10/31/10	8.92	0.15	1.04	1.19	(0.20)	-	(0.20)	9.91	13.53%		3,492	0.95%		0.93%	#	1.60%		243%
10/31/09	8.09	0.19	0.90	1.09	(0.26)	-	(0.26)	8.92	14.05%		2,078	0.95%		0.93%	#	2.44%		215%
10/31/08	11.22	0.22	(2.91)	(2.69)	(0.27)	(0.17)	(0.44)	8.09	(24.84%	)	1,785	1.00%		0.98%	#	2.18%		184%
10/31/07	10.44	0.27	0.76	1.03	(0.25)	-	(0.25)	11.22	10.04%		2,418	0.95%		0.91%	#	2.48%		194%
Class A
04/30/12	$10.17	$0.07	$0.72	$0.79	$(0.17)	$-	$(0.17)	$10.79	7.90%	**	$13,934	1.27%	*	1.25%	*#	1.39%	*	136%	**
10/31/11	9.79	0.13	0.39	0.52	(0.14)	-	(0.14)	10.17	5.38%		12,622	1.23%		1.21%	#	1.29%		272%
10/31/10	8.81	0.13	1.02	1.15	(0.17)	-	(0.17)	9.79	13.27%		12,157	1.20%		1.18%	#	1.39%		243%
10/31/09	7.98	0.18	0.88	1.06	(0.23)	-	(0.23)	8.81	13.82%		7,265	1.20%		1.18%	#	2.29%		215%
10/31/08	11.07	0.19	(2.86)	(2.67)	(0.25)	(0.17)	(0.42)	7.98	(25.01%	)	7,972	1.25%		1.23%	#	1.94%		184%
10/31/07	10.31	0.24	0.75	0.99	(0.23)	-	(0.23)	11.07	9.76%		11,595	1.20%		1.16%	#	2.23%		194%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$13.96	$0.15	$0.90	$1.05	$(0.23)	$-	$(0.23)	$14.78	7.86%	**	$140,421	0.62%	*	2.08%	*	33%	**
10/31/11	13.67	0.19	0.30	0.49	(0.20)	-	(0.20)	13.96	3.55%		140,828	0.61%		1.28%		93%
10/31/10	12.43	0.14	1.38	1.52	(0.28)	-	(0.28)	13.67	12.37%		158,921	0.61%		1.09%		100%
10/31/09	10.83	0.25	1.60	1.85	(0.25)	-	(0.25)	12.43	17.81%		179,373	0.62%		2.41%		138%
10/31/08	20.78	0.25	(7.77)	(7.52)	(0.25)	(2.18)	(2.43)	10.83	(40.58%	)	176,805	0.60%		1.57%		156%
10/31/07	18.81	0.24	2.94	3.18	(0.88)	(0.33)	(1.21)	20.78	17.78%		388,559	0.60%		1.22%		151%
Class Y
04/30/12	$14.00	$0.14	$0.92	$1.06	$(0.22)	$-	$(0.22)	$14.84	7.77%	**	$146	0.71%	*	1.97%	*	33%	**
10/31/11	13.66	0.17	0.30	0.47	(0.13)	-	(0.13)	14.00	3.44%		143	0.71%		1.19%		93%
10/31/10	12.43	0.13	1.36	1.49	(0.26)	-	(0.26)	13.66	12.18%		196	0.71%		0.99%		100%
10/31/09	10.82	0.24	1.60	1.84	(0.23)	-	(0.23)	12.43	17.69%		1,021	0.72%		2.28%		138%
10/31/08	20.76	0.23	(7.76)	(7.53)	(0.23)	(2.18)	(2.41)	10.82	(40.63%	)	1,727	0.70%		1.46%		156%
10/31/07	18.80	0.22	2.94	3.16	(0.87)	(0.33)	(1.20)	20.76	17.63%		4,389	0.70%		1.12%		151%
Class L
04/30/12	$13.97	$0.13	$0.92	$1.05	$(0.20)	$-	$(0.20)	$14.82	7.71%	**	$20,071	0.83%	*	1.86%	*	33%	**
10/31/11	13.68	0.16	0.30	0.46	(0.17)	-	(0.17)	13.97	3.32%		19,579	0.82%		1.08%		93%
10/31/10	12.44	0.11	1.38	1.49	(0.25)	-	(0.25)	13.68	12.14%		23,889	0.82%		0.88%		100%
10/31/09	10.82	0.23	1.60	1.83	(0.21)	-	(0.21)	12.44	17.57%		26,776	0.83%		2.16%		138%
10/31/08	20.76	0.22	(7.77)	(7.55)	(0.21)	(2.18)	(2.39)	10.82	(40.71%	)	33,000	0.81%		1.37%		156%
10/31/07	18.78	0.20	2.94	3.14	(0.83)	(0.33)	(1.16)	20.76	17.55%		78,980	0.81%		1.01%		151%
Class A
04/30/12	$13.91	$0.11	$0.92	$1.03	$(0.14)	$-	$(0.14)	$14.80	7.54%	**	$9,678	1.12%	*	1.57%	*	33%	**
10/31/11	13.62	0.11	0.31	0.42	(0.13)	-	(0.13)	13.91	3.04%		9,800	1.11%		0.78%		93%
10/31/10	12.39	0.08	1.37	1.45	(0.22)	-	(0.22)	13.62	11.82%		13,441	1.11%		0.59%		100%
10/31/09	10.76	0.20	1.60	1.80	(0.17)	-	(0.17)	12.39	17.27%		15,490	1.12%		1.88%		138%
10/31/08	20.67	0.17	(7.74)	(7.57)	(0.16)	(2.18)	(2.34)	10.76	(40.92%	)	13,721	1.10%		1.07%		156%
10/31/07	18.72	0.14	2.94	3.08	(0.80)	(0.33)	(1.13)	20.67	17.21%		27,778	1.10%		0.72%		151%
Class N
04/30/12	$13.87	$0.10	$0.91	$1.01	$(0.12)	$-	$(0.12)	$14.76	7.37%	**	$72	1.43%	*	1.48%	*	33%	**
10/31/11	13.59	0.07	0.31	0.38	(0.10)	-	(0.10)	13.87	2.74%		117	1.42%		0.46%		93%
10/31/10	12.38	0.04	1.36	1.40	(0.19)	-	(0.19)	13.59	11.40%		117	1.42%		0.27%		100%
10/31/09	10.74	0.17	1.61	1.78	(0.14)	-	(0.14)	12.38	16.95%		131	1.43%		1.57%		138%
10/31/08	20.51	0.12	(7.71)	(7.59)	-	(2.18)	(2.18)	10.74	(41.07%	)	109	1.41%		0.75%		156%
10/31/07	18.68	0.06	2.91	2.97	(0.81)	(0.33)	(1.14)	20.51	16.64%		132	1.41%		0.31%		151%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$9.94	$0.11	$0.89	$1.00	$(0.19)	$-	$-	$(0.19)	$10.75	10.39%	**	$209,861	0.57%	*	0.52%	*#	2.23%	*	76%	**
10/31/11	9.50	0.18	0.44	0.62	(0.18)	-	-	(0.18)	9.94	6.55%		201,137	0.59%		0.57%	#	1.82%		124%
10/31/10	8.44	0.17	1.07	1.24	(0.18)	-	-	(0.18)	9.50	14.89%		139,983	0.61%		N/A		1.83%		107%
10/31/09	8.53	0.19	0.01	0.20	(0.29)	-	-	(0.29)	8.44	2.71%		142,884	0.61%		N/A		2.57%		115%
10/31/08	13.29	0.28	(4.98)	(4.70)	(0.06)	-	-	(0.06)	8.53	(35.50%	)	166,317	0.60%		0.60%	##	2.45%		148%
10/31/07	13.57	0.25	0.87	1.12	(0.27)	(1.08)	(0.05)	(1.40)	13.29	8.55%		287,201	0.60%		0.59%	#	1.80%		139%
Class Y
04/30/12	$9.88	$0.11	$0.88	$0.99	$(0.18)	$-	$-	$(0.18)	$10.69	10.31%	**	$63,686	0.66%	*	0.61%	*#	2.12%	*	76%	**
10/31/11	9.45	0.17	0.43	0.60	(0.17)	-	-	(0.17)	9.88	6.38%		53,589	0.69%		0.68%	#	1.71%		124%
10/31/10	8.39	0.16	1.07	1.23	(0.17)	-	-	(0.17)	9.45	14.87%		56,917	0.71%		N/A		1.73%		107%
10/31/09	8.48	0.18	0.01	0.19	(0.28)	-	-	(0.28)	8.39	2.57%		64,686	0.71%		N/A		2.45%		115%
10/31/08	13.22	0.27	(4.95)	(4.68)	(0.06)	-	-	(0.06)	8.48	(35.56%	)	68,843	0.70%		0.70%	##	2.37%		148%
10/31/07	13.56	0.26	0.78	1.04	(0.25)	(1.08)	(0.05)	(1.38)	13.22	7.98%		157,740	0.70%		0.69%	#	1.90%		139%
Class L
04/30/12	$9.85	$0.10	$0.91	$1.01	$-	$-	$-	$-	$10.86	10.36%	**	$2,274	0.80%	*	0.75%	*#	1.98%	*	76%	**
10/31/11	9.41	0.16	0.44	0.60	(0.16)	-	-	(0.16)	9.85	6.36%		1,948	0.84%		0.84%	##	1.53%		124%
10/31/10	8.36	0.14	1.07	1.21	(0.16)	-	-	(0.16)	9.41	14.65%		67,006	0.86%		N/A		1.58%		107%
10/31/09	8.45	0.17	0.00 †	0.17	(0.26)	-	-	(0.26)	8.36	2.35%		64,811	0.86%		N/A		2.28%		115%
10/31/08	13.18	0.25	(4.93)	(4.68)	(0.05)	-	-	(0.05)	8.45	(35.62%	)	65,257	0.85%		0.85%	##	2.20%		148%
10/31/07	13.52	0.23	0.79	1.02	(0.23)	(1.08)	(0.05)	(1.36)	13.18	7.83%		118,847	0.85%		0.84%	#	1.65%		139%
Class A
04/30/12	$9.79	$0.09	$0.88	$0.97	$(0.14)	$-	$-	$(0.14)	$10.62	10.13%	**	$9,234	1.05%	*	1.00%	*#	1.76%	*	76%	**
10/31/11	9.36	0.13	0.43	0.56	(0.13)	-	-	(0.13)	9.79	5.99%		9,129	1.09%		1.07%	#	1.31%		124%
10/31/10	8.31	0.12	1.07	1.19	(0.14)	-	-	(0.14)	9.36	14.45%		9,521	1.11%		N/A		1.33%		107%
10/31/09	8.40	0.15	(0.01)	0.14	(0.23)	-	-	(0.23)	8.31	2.15%		11,099	1.11%		N/A		2.06%		115%
10/31/08	13.12	0.22	(4.90)	(4.68)	(0.04)	-	-	(0.04)	8.40	(35.83%	)	12,315	1.10%		1.10%	##	1.95%		148%
10/31/07	13.45	0.19	0.79	0.98	(0.19)	(1.08)	(0.04)	(1.31)	13.12	7.62%		18,838	1.10%		1.09%	#	1.42%		139%
Class N
04/30/12	$9.83	$0.07	$0.89	$0.96	$(0.10)	$-	$-	$(0.10)	$10.69	9.94%	**	$115	1.35%	*	1.30%	*#	1.47%	*	76%	**
10/31/11	9.40	0.10	0.43	0.53	(0.10)	-	-	(0.10)	9.83	5.64%		129	1.40%		1.38%	#	1.01%		124%
10/31/10	8.36	0.09	1.07	1.16	(0.12)	-	-	(0.12)	9.40	13.99%		188	1.42%		N/A		1.02%		107%
10/31/09	8.42	0.13	0.00 †	0.13	(0.19)	-	-	(0.19)	8.36	1.85%		228	1.42%		N/A		1.72%		115%
10/31/08	13.19	0.19	(4.93)	(4.74)	(0.03)	-	-	(0.03)	8.42	(36.01%	)	216	1.41%		1.41%	##	1.66%		148%
10/31/07	13.48	0.15	0.79	0.94	(0.12)	(1.08)	(0.03)	(1.23)	13.19	7.26%		468	1.41%		1.40%	#	1.13%		139%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$8.77	$0.05	$1.26	$1.31	$(0.07)	$-	$(0.07)	$10.01	15.11%	**	$123,895		0.81%	*	0.71%	*#	1.01%	*	17%	**
10/31/11	8.50	0.08	0.27	0.35	(0.08)	-	(0.08)	8.77	4.08%		111,826		0.81%		0.71%	#	0.91%		37%
10/31/10	7.25	0.08	1.27	1.35	(0.10)	-	(0.10)	8.50	18.73%		125,255		0.81%		0.71%	#	1.01%		51%
10/31/09	6.53	0.10	0.74	0.84	(0.12)	-	(0.12)	7.25	13.28%		125,429		0.84%		0.71%	#	1.54%		121%
10/31/08	12.63	0.11	(4.46)	(4.35)	(0.14)	(1.61)	(1.75)	6.53	(39.38%	)	119,111		0.82%		0.71%	#	1.24%		116%
10/31/07	11.69	0.15	1.49	1.64	(0.14)	(0.56)	(0.70)	12.63	14.74%		244,758		0.82%		0.67%	#	1.24%		105%
Class Y
04/30/12	$8.81	$0.04	$1.29	$1.33	$-	$-	$-	$10.14	15.10%	**	$3,442		0.86%	*	0.76%	*#	0.84%	*	17%	**
10/31/11	8.55	0.08	0.26	0.34	(0.08)	-	(0.08)	8.81	4.00%		0	†††	0.86%		0.76%	#	0.90%		37%
10/31/10	7.30	0.04	1.30	1.34	(0.09)	-	(0.09)	8.55	18.55%		2,045		0.86%		0.76%	#	0.53%		51%
10/31/09	6.57	0.09	0.76	0.85	(0.12)	-	(0.12)	7.30	13.30%		73		0.89%		0.76%	#	1.49%		121%
10/31/08	12.55	0.11	(4.48)	(4.37)	-	(1.61)	(1.61)	6.57	(39.40%	)	66		0.87%		0.76%	#	1.20%		116%
10/31/07	11.64	0.13	1.48	1.61	(0.14)	(0.56)	(0.70)	12.55	14.43%		126		0.87%		0.76%	#	1.10%		105%
Class L
04/30/12	$8.75	$0.04	$1.25	$1.29	$(0.05)	$-	$(0.05)	$9.99	14.87%	**	$35,676		1.01%	*	0.91%	*#	0.81%	*	17%	**
10/31/11	8.48	0.06	0.27	0.33	(0.06)	-	(0.06)	8.75	3.89%		39,959		1.01%		0.91%	#	0.71%		37%
10/31/10	7.24	0.06	1.26	1.32	(0.08)	-	(0.08)	8.48	18.39%		46,075		1.01%		0.91%	#	0.81%		51%
10/31/09	6.51	0.09	0.74	0.83	(0.10)	-	(0.10)	7.24	13.13%		44,614		1.04%		0.91%	#	1.36%		121%
10/31/08	12.59	0.10	(4.46)	(4.36)	(0.11)	(1.61)	(1.72)	6.51	(39.50%	)	47,796		1.02%		0.91%	#	1.04%		116%
10/31/07	11.64	0.12	1.49	1.61	(0.10)	(0.56)	(0.66)	12.59	14.52%		99,145		1.02%		0.91%	#	1.01%		105%
Class A
04/30/12	$8.68	$0.03	$1.25	$1.28	$(0.03)	$-	$(0.03)	$9.93	14.77%	**	$10,554		1.26%	*	1.16%	*#	0.55%	*	17%	**
10/31/11	8.41	0.04	0.27	0.31	(0.04)	-	(0.04)	8.68	3.66%		8,120		1.26%		1.16%	#	0.46%		37%
10/31/10	7.18	0.04	1.25	1.29	(0.06)	-	(0.06)	8.41	18.11%		9,236		1.26%		1.16%	#	0.56%		51%
10/31/09	6.45	0.07	0.74	0.81	(0.08)	-	(0.08)	7.18	12.86%		10,082		1.29%		1.16%	#	1.11%		121%
10/31/08	12.50	0.07	(4.42)	(4.35)	(0.09)	(1.61)	(1.70)	6.45	(39.67%	)	11,185		1.27%		1.16%	#	0.79%		116%
10/31/07	11.58	0.09	1.48	1.57	(0.09)	(0.56)	(0.65)	12.50	14.20%		20,165		1.27%		1.16%	#	0.73%		105%
Class N
04/30/12	$8.70	$0.01	$1.27	$1.28	$(0.02)	$-	$(0.02)	$9.96	14.70%	**	$114		1.56%	*	1.46%	*#	0.27%	*	17%	**
10/31/11	8.44	0.01	0.26	0.27	(0.01)	-	(0.01)	8.70	3.25%		329		1.56%		1.46%	#	0.17%		37%
10/31/10	7.20	0.02	1.26	1.28	(0.04)	-	(0.04)	8.44	17.76%		270		1.56%		1.46%	#	0.23%		51%
10/31/09	6.47	0.06	0.74	0.80	(0.07)	-	(0.07)	7.20	12.52%		109		1.59%		1.46%	#	1.01%		121%
10/31/08	12.52	0.04	(4.44)	(4.40)	(0.04)	(1.61)	(1.65)	6.47	(39.88%	)	224		1.57%		1.46%	#	0.48%		116%
10/31/07	11.58	0.05	1.49	1.54	(0.04)	(0.56)	(0.60)	12.52	13.87%		125		1.57%		1.46%	#	0.45%		105%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†††	Amount is less than $500.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders										Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Tax return of capital		Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$10.70	$0.05		$1.20	$1.25	$(0.08)		$-	$-		$(0.08)		$11.87	11.83%	**	$212,433	0.79%	*	0.71%	*#	0.84%	*	14%	**
10/31/11	10.11	0.07		0.56	0.63	(0.04)		-	-		(0.04)		10.70	6.27%		247,838	0.80%		0.71%	#	0.62%		30%
10/31/10	8.87	0.03		1.23	1.26	(0.02)		-	-		(0.02)		10.11	14.27%		437,621	0.79%		0.71%	#	0.33%		56%
10/31/09	7.60	0.03		1.25	1.28	(0.01)		-	-		(0.01)		8.87	16.86%		455,466	0.79%		0.71%	#	0.39%		51%
10/31/08	13.51	0.02		(5.65)	(5.63)	(0.01)		(0.27)	(0.00	) †	(0.28)		7.60	(42.46%	)	414,956	0.78%		0.71%	#	0.19%		75%
10/31/07	11.01	0.02		2.48	2.50	-		-	-		-		13.51	22.71%		715,738	0.78%		0.71%	#	0.17%		57%
Class Y
04/30/12	$10.66	$0.04		$1.20	$1.24	$(0.05)		$-	$-		$(0.05)		$11.85	11.70%	**	$3,746	0.84%	*	0.82%	*#	0.70%	*	14%	**
10/31/11	10.06	0.05		0.58	0.63	(0.03)		-	-		(0.03)		10.66	6.26%		1,722	0.85%		0.82%	#	0.49%		30%
10/31/10	8.83	0.02		1.22	1.24	(0.01)		-	-		(0.01)		10.06	14.08%		8,871	0.84%		0.82%	#	0.21%		56%
10/31/09	7.57	0.02		1.24	1.26	-		-	-		-		8.83	16.64%		14,797	0.84%		0.82%	#	0.32%		51%
10/31/08	13.45	0.01		(5.62)	(5.61)	-		(0.27)	-		(0.27)		7.57	(42.49%	)	21,666	0.83%		0.82%	#	0.10%		75%
10/31/07	10.98	0.01		2.46	2.47	-		-	-		-		13.45	22.50%		57,564	0.83%		0.82%	#	0.06%		57%
Class L
04/30/12	$10.59	$0.03		$1.20	$1.23	$(0.05)		$-	$-		$(0.05)		$11.77	11.67%	**	$27,523	0.99%	*	0.97%	*#	0.59%	*	14%	**
10/31/11	10.01	0.04		0.56	0.60	(0.02)		-	-		(0.02)		10.59	5.96%		25,204	1.00%		0.97%	#	0.37%		30%
10/31/10	8.78	0.00	†	1.23	1.23	(0.00	) †	-	-		(0.00	) †	10.01	14.02%		41,819	0.99%		0.97%	#	0.04%		56%
10/31/09	7.54	0.01		1.23	1.24	-		-	-		-		8.78	16.45%		55,614	0.99%		0.97%	#	0.13%		51%
10/31/08	13.41	(0.01)		(5.59)	(5.60)	-		(0.27)	-		(0.27)		7.54	(42.55%	)	53,947	0.98%		0.97%	#	(0.07%	)	75%
10/31/07	10.97	(0.01)		2.45	2.44	-		-	-		-		13.41	22.24%		75,119	0.98%		0.97%	#	(0.08%	)	57%
Class A
04/30/12	$10.56	$0.03		$1.19	$1.22	$(0.03)		$-	$-		$(0.03)		$11.75	11.63%	**	$84,535	1.24%	*	1.09%	*#	0.47%	*	14%	**
10/31/11	9.97	0.02		0.57	0.59	(0.00	) †	-	-		(0.00	) †	10.56	5.92%		98,000	1.25%		1.09%	#	0.23%		30%
10/31/10	8.76	(0.00	) †	1.21	1.21	-		-	-		-		9.97	13.81%		142,653	1.24%		1.09%	#	(0.05%	)	56%
10/31/09	7.53	0.00	†	1.23	1.23	-		-	-		-		8.76	16.33%		187,245	1.24%		1.09%	#	0.01%		51%
10/31/08	13.41	(0.02)		(5.59)	(5.61)	-		(0.27)	-		(0.27)		7.53	(42.62%	)	182,254	1.23%		1.09%	#	(0.18%	)	75%
10/31/07	10.98	(0.03)		2.46	2.43	-		-	-		-		13.41	22.13%		363,471	1.23%		1.09%	#	(0.21%	)	57%
Class N
04/30/12	$10.30	$0.01		$1.16	$1.17	$-		$-	$-		$-		$11.47	11.36%	**	$218	1.54%	*	1.46%	*#	0.10%	*	14%	**
10/31/11	9.76	(0.01)		0.55	0.54	-		-	-		-		10.30	5.53%		222	1.55%		1.46%	#	(0.11%	)	30%
10/31/10	8.60	(0.04)		1.20	1.16	-		-	-		-		9.76	13.49%		366	1.54%		1.46%	#	(0.43%	)	56%
10/31/09	7.42	(0.03)		1.21	1.18	-		-	-		-		8.60	15.90%		1,136	1.54%		1.46%	#	(0.36%	)	51%
10/31/08	13.27	(0.06)		(5.52)	(5.58)	-		(0.27)	-		(0.27)		7.42	(42.85%	)	898	1.53%		1.46%	#	(0.55%	)	75%
10/31/07	10.90	(0.07)		2.44	2.37	-		-	-		-		13.27	21.74%		1,624	1.53%		1.46%	#	(0.58%	)	57%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$9.67	$0.07	$1.27	$1.34	$(0.10)	$-	$(0.10)	$10.91	14.10%	**	$189,459	0.57%	*	0.52%	*#	1.39%	*	80%	**
10/31/11	8.90	0.10	0.77	0.87	(0.10)	-	(0.10)	9.67	9.81%		176,486	0.57%		0.55%	#	1.03%		134%
10/31/10	7.53	0.09	1.37	1.46	(0.09)	-	(0.09)	8.90	19.53%		75,732	0.57%		N/A		1.10%		100%
10/31/09	6.57	0.09	0.95	1.04	(0.08)	-	(0.08)	7.53	16.12%		61,493	0.58%		N/A		1.34%		125%
10/31/08	10.84	0.07	(3.97)	(3.90)	(0.05)	(0.32)	(0.37)	6.57	(37.16%	)	67,554	0.58%		0.58%	##	0.79%		155%
10/31/07	9.21	0.06	1.61	1.67	(0.04)	-	(0.04)	10.84	18.20%		140,611	0.57%		N/A		0.61%		181%
Class Y
04/30/12	$9.68	$0.07	$1.28	$1.35	$(0.10)	$-	$(0.10)	$10.93	14.10%	**	$54,275	0.66%	*	0.61%	*#	1.31%	*	80%	**
10/31/11	8.91	0.10	0.77	0.87	(0.10)	-	(0.10)	9.68	9.62%		49,364	0.63%		0.61%	#	1.01%		134%
10/31/10	7.54	0.09	1.37	1.46	(0.09)	-	(0.09)	8.91	19.59%		44,495	0.62%		N/A		1.06%		100%
10/31/09	6.58	0.08	0.95	1.03	(0.07)	-	(0.07)	7.54	16.01%		47,680	0.63%		N/A		1.27%		125%
10/31/08	10.85	0.07	(3.98)	(3.91)	(0.04)	(0.32)	(0.36)	6.58	(37.16%	)	40,591	0.63%		0.63%	##	0.74%		155%
10/31/07	9.20	0.06	1.63	1.69	(0.04)	-	(0.04)	10.85	18.40%		99,772	0.62%		N/A		0.62%		181%
Class L
04/30/12	$9.65	$0.04	$1.31	$1.35	$-	$-	$-	$11.00	13.99%	**	$7,331	0.80%	*	0.75%	*#	0.77%	*	80%	**
10/31/11	8.88	0.09	0.76	0.85	(0.08)	-	(0.08)	9.65	9.50%		512	0.76%		0.76%	##	0.97%		134%
10/31/10	7.51	0.07	1.38	1.45	(0.08)	-	(0.08)	8.88	19.34%		67,882	0.77%		N/A		0.91%		100%
10/31/09	6.55	0.07	0.95	1.02	(0.06)	-	(0.06)	7.51	15.80%		62,383	0.78%		N/A		1.12%		125%
10/31/08	10.82	0.05	(3.96)	(3.91)	(0.04)	(0.32)	(0.36)	6.55	(37.22%	)	54,216	0.78%		0.78%	##	0.58%		155%
10/31/07	9.18	0.04	1.63	1.67	(0.03)	-	(0.03)	10.82	18.29%		92,738	0.77%		N/A		0.42%		181%
Class A
04/30/12	$9.60	$0.04	$1.27	$1.31	$(0.06)	$-	$(0.06)	$10.85	13.85%	**	$10,386	1.05%	*	1.00%	*#	0.86%	*	80%	**
10/31/11	8.84	0.06	0.76	0.82	(0.06)	-	(0.06)	9.60	9.33%		6,587	1.03%		1.01%	#	0.61%		134%
10/31/10	7.48	0.05	1.37	1.42	(0.06)	-	(0.06)	8.84	19.05%		4,712	1.02%		N/A		0.65%		100%
10/31/09	6.52	0.06	0.94	1.00	(0.04)	-	(0.04)	7.48	15.53%		4,102	1.03%		N/A		0.86%		125%
10/31/08	10.77	0.03	(3.94)	(3.91)	(0.02)	(0.32)	(0.34)	6.52	(37.38%	)	3,096	1.03%		1.02%	#	0.32%		155%
10/31/07	9.14	0.02	1.62	1.64	(0.01)	-	(0.01)	10.77	17.91%		4,532	1.02%		N/A		0.20%		181%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$9.65	$0.03		$0.48	$0.51	$(0.05)		$-	$(0.05)		$10.11	5.36%	**	$1,371	1.07%	*	0.93%	*#	0.71%	*	29%	**
10/31/11	9.44	0.04		0.22	0.26	(0.05)		-	(0.05)		9.65	2.71%		2,614	1.09%		0.93%	#	0.40%		97%
10/31/10	7.81	0.02		1.63	1.65	(0.02)		-	(0.02)		9.44	21.18%		15,899	0.98%		0.93%	#	0.21%		76%
10/31/09	6.38	0.03		1.44	1.47	(0.04)		-	(0.04)		7.81	23.27%		25,330	1.00%		0.93%	#	0.41%		109%
10/31/08	13.02	0.04		(6.11)	(6.07)	(0.01)		(0.56)	(0.57)		6.38	(48.60%	)	14,024	0.96%		0.93%	#	0.36%		121%
10/31/07	11.61	0.02		2.42	2.44	(0.10)		(0.93)	(1.03)		13.02	22.53%		26,301	1.17%		0.93%	#	0.18%		119%
Class Y
04/30/12	$9.66	$0.04		$0.47	$0.51	$(0.03)		$-	$(0.03)		$10.14	5.35%	**	$122	1.17%	*	1.00%	*#	0.76%	*	29%	**
10/31/11	9.44	0.03		0.22	0.25	(0.03)		-	(0.03)		9.66	2.68%		840	1.19%		1.00%	#	0.33%		97%
10/31/10	7.82	0.01		1.63	1.64	(0.02)		-	(0.02)		9.44	20.94%		1,563	1.08%		1.00%	#	0.17%		76%
10/31/09	6.38	0.03		1.44	1.47	(0.03)		-	(0.03)		7.82	23.30%		4,038	1.10%		1.00%	#	0.46%		109%
10/31/08	13.02	0.03		(6.10)	(6.07)	(0.01)		(0.56)	(0.57)		6.38	(48.62%	)	4,745	1.06%		1.00%	#	0.29%		121%
10/31/07	11.61	0.02		2.41	2.43	(0.09)		(0.93)	(1.02)		13.02	22.45%		10,352	1.27%		1.00%	#	0.19%		119%
Class L
04/30/12	$9.62	$0.02		$0.47	$0.49	$(0.01)		$-	$(0.01)		$10.10	5.15%	**	$339	1.32%	*	1.15%	*#	0.46%	*	29%	**
10/31/11	9.41	0.03		0.21	0.24	(0.03)		-	(0.03)		9.62	2.52%		687	1.34%		1.15%	#	0.27%		97%
10/31/10	7.79	(0.00	) †	1.63	1.63	(0.01)		-	(0.01)		9.41	20.88%		2,588	1.23%		1.15%	#	(0.03%	)	76%
10/31/09	6.36	0.02		1.44	1.46	(0.03)		-	(0.03)		7.79	23.06%		3,482	1.25%		1.15%	#	0.26%		109%
10/31/08	13.00	0.01		(6.08)	(6.07)	(0.01)		(0.56)	(0.57)		6.36	(48.71%	)	3,026	1.21%		1.15%	#	0.14%		121%
10/31/07	11.59	0.00	†	2.42	2.42	(0.08)		(0.93)	(1.01)		13.00	22.30%		1,322	1.42%		1.15%	#	0.03%		119%
Class A
04/30/12	$9.56	$0.01		$0.47	$0.48	$(0.00	) †	$-	$(0.00	) †	$10.04	5.04%	**	$7,622	1.57%	*	1.40%	*#	0.20%	*	29%	**
10/31/11	9.35	(0.00	) †	0.22	0.22	(0.01)		-	(0.01)		9.56	2.31%		11,586	1.59%		1.40%	#	(0.03%	)	97%
10/31/10	7.75	(0.02)		1.62	1.60	-		-	-		9.35	20.65%		17,391	1.48%		1.40%	#	(0.28%	)	76%
10/31/09	6.32	(0.00	) †	1.43	1.43	(0.00	) †	-	(0.00	) †	7.75	22.64%		17,549	1.50%		1.40%	#	(0.01%	)	109%
10/31/08	12.95	(0.01)		(6.06)	(6.07)	-		(0.56)	(0.56)		6.32	(48.86%	)	14,031	1.46%		1.40%	#	(0.11%	)	121%
10/31/07	11.57	(0.03)		2.41	2.38	(0.07)		(0.93)	(1.00)		12.95	21.97%		18,211	1.67%		1.40%	#	(0.24%	)	119%
Class N
04/30/12	$9.44	$(0.00	) †	$0.47	$0.47	$-		$-	$-		$9.91	4.98%	**	$157	1.97%	*	1.70%	*#	(0.03%	) *	29%	**
10/31/11	9.26	(0.04)		0.22	0.18	-		-	-		9.44	1.94%		474	1.99%		1.70%	#	(0.35%	)	97%
10/31/10	7.70	(0.05)		1.61	1.56	-		-	-		9.26	20.26%		490	1.88%		1.70%	#	(0.59%	)	76%
10/31/09	6.30	(0.02)		1.42	1.40	-		-	-		7.70	22.42%		785	1.90%		1.70%	#	(0.31%	)	109%
10/31/08	12.93	(0.04)		(6.03)	(6.07)	-		(0.56)	(0.56)		6.30	(49.02%	)	607	1.86%		1.70%	#	(0.41%	)	121%
10/31/07	11.54	(0.05)		2.39	2.34	(0.02)		(0.93)	(0.95)		12.93	21.58%		883	2.07%		1.70%	#	(0.39%	)	119%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$10.50	$0.05	$1.23	$1.28	$(0.08)	$-	$(0.08)	$11.70	12.29%	**	$66,486		0.75%	*	0.69%	*#	0.85%	*	45%	**
10/31/11	9.80	0.08	0.70	0.78	(0.08)	-	(0.08)	10.50	7.98%		59,164		0.87%		0.69%	#	0.75%		106%
10/31/10	7.91	0.06	1.89	1.95	(0.06)	-	(0.06)	9.80	24.81%		34,192		0.81%		0.69%	#	0.70%		61%
10/31/09	6.91	0.05	0.99	1.04	(0.04)	-	(0.04)	7.91	15.21%		43,306		0.96%		0.69%	#	0.80%		141%
10/31/08	11.52	0.05	(4.39)	(4.34)	(0.07)	(0.20)	(0.27)	6.91	(38.43%	)	50,384		0.84%		0.69%	#	0.50%		131%
10/31/07	10.45	0.10	0.99	1.09	(0.01)	(0.01)	(0.02)	11.52	10.41%		68,822		0.90%		0.69%	#	0.87%		127%
Class Y
04/30/12	$10.49	$0.04	$1.24	$1.28	$(0.06)	$-	$(0.06)	$11.71	12.20%	**	$208		0.85%	*	0.79%	*#	0.75%	*	45%	**
10/31/11	9.79	0.10	0.68	0.78	(0.08)	-	(0.08)	10.49	7.97%		188		0.94%		0.79%	#	0.98%		106%
10/31/10	7.91	0.05	1.89	1.94	(0.06)	-	(0.06)	9.79	24.65%		1,056		0.91%		0.79%	#	0.57%		61%
10/31/09	6.88	0.04	0.99	1.03	-	-	-	7.91	14.97%		173		1.06%		0.79%	#	0.46%		141%
10/31/08	11.52	0.04	(4.38)	(4.34)	(0.10)	(0.20)	(0.30)	6.88	(38.50%	)	9		0.94%		0.79%	#	0.38%		131%
10/31/07	10.45	0.07	1.01	1.08	-	(0.01)	(0.01)	11.52	10.33%		0	†††	1.00%		0.79%	#	0.67%		127%
Class L
04/30/12	$10.48	$0.04	$1.24	$1.28	$-	$-	$-	$11.76	12.21%	**	$1,462		1.00%	*	0.89%	*#	0.66%	*	45%	**
10/31/11	9.79	0.07	0.68	0.75	(0.06)	-	(0.06)	10.48	7.67%		1,886		1.05%		0.89%	#	0.63%		106%
10/31/10	7.90	0.04	1.90	1.94	(0.05)	-	(0.05)	9.79	24.60%		31,150		1.06%		0.89%	#	0.49%		61%
10/31/09	6.89	0.04	0.99	1.03	(0.02)	-	(0.02)	7.90	15.09%		31,510		1.21%		0.89%	#	0.61%		141%
10/31/08	11.50	0.03	(4.39)	(4.36)	(0.05)	(0.20)	(0.25)	6.89	(38.61%	)	35,469		1.09%		0.89%	#	0.30%		131%
10/31/07	10.45	0.08	0.98	1.06	-	(0.01)	(0.01)	11.50	10.14%		49,729		1.15%		0.89%	#	0.74%		127%
Class A
04/30/12	$10.41	$0.02	$1.23	$1.25	$(0.02)	$-	$(0.02)	$11.64	12.04%	**	$5,520		1.25%	*	1.14%	*#	0.43%	*	45%	**
10/31/11	9.72	0.04	0.69	0.73	(0.04)	-	(0.04)	10.41	7.49%		6,475		1.34%		1.14%	#	0.34%		106%
10/31/10	7.85	0.02	1.88	1.90	(0.03)	-	(0.03)	9.72	24.29%		7,812		1.31%		1.14%	#	0.24%		61%
10/31/09	6.86	0.02	0.98	1.00	(0.01)	-	(0.01)	7.85	14.63%		6,150		1.46%		1.14%	#	0.31%		141%
10/31/08	11.47	0.01	(4.37)	(4.36)	(0.05)	(0.20)	(0.25)	6.86	(38.72%	)	4,051		1.34%		1.14%	#	0.06%		131%
10/31/07	10.45	0.06	0.97	1.03	-	(0.01)	(0.01)	11.47	9.85%		3,420		1.40%		1.14%	#	0.52%		127%
Class N
04/30/12	$10.34	$0.00 †	$1.23	$1.23	$(0.01)	$-	$(0.01)	$11.56	11.89%	**	$410		1.55%	*	1.49%	*#	0.03%	*	45%	**
10/31/11	9.68	(0.01)	0.69	0.68	(0.02)	-	(0.02)	10.34	7.06%		258		1.64%		1.49%	#	(0.05%	)	106%
10/31/10	7.84	(0.01)	1.87	1.86	(0.02)	-	(0.02)	9.68	23.77%		164		1.61%		1.49%	#	(0.11%	)	61%
10/31/09	6.85	(0.01)	1.00	0.99	-	-	-	7.84	14.45%		92		1.76%		1.49%	#	(0.15%	)	141%
10/31/08	11.44	(0.03)	(4.36)	(4.39)	-	(0.20)	(0.20)	6.85	(38.97%	)	22		1.64%		1.49%	#	(0.29%	)	131%
10/31/07	10.44	0.01	1.00	1.01	-	(0.01)	(0.01)	11.44	9.67%		33		1.70%		1.49%	#	0.11%		127%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Amount is less than $500.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$9.77	$0.05	$1.14	$1.19	$(0.07)	$-	$(0.07)	$10.89	12.34%	**	$66,429	0.80%	*	0.69%	*#	1.00%	*	44%	**>>
10/31/11	9.15	0.07	0.62	0.69	(0.07)	-	(0.07)	9.77	7.53%		118,553	0.76%		0.69%	#	0.74%		96%
10/31/10	7.37	0.06	1.77	1.83	(0.05)	-	(0.05)	9.15	24.90%		129,831	0.76%		0.69%	#	0.69%		62%
10/31/09	6.42	0.05	0.93	0.98	(0.03)	-	(0.03)	7.37	15.48%		113,312	0.84%		0.69%	#	0.79%		137%
10/31/08	12.84	0.05	(4.19)	(4.14)	(0.11)	(2.17)	(2.28)	6.42	(38.17%	)	102,572	0.80%		0.69%	#	0.52%		109%
10/31/07	17.15	0.11	1.28	1.39	-	(5.70)	(5.70)	12.84	10.45%		220,767	0.78%		0.69%	#	0.85%		111%
Class Y
04/30/12	$9.76	$0.04	$1.15	$1.19	$(0.05)	$-	$(0.05)	$10.90	12.31%	**	$3,348	0.91%	*	0.79%	*#	0.80%	*	44%	**>>
10/31/11	9.14	0.06	0.62	0.68	(0.06)	-	(0.06)	9.76	7.45%		1,972	0.86%		0.79%	#	0.63%		96%
10/31/10	7.36	0.05	1.77	1.82	(0.04)	-	(0.04)	9.14	24.83%		1,718	0.86%		0.79%	#	0.58%		62%
10/31/09	6.39	0.04	0.94	0.98	(0.01)	-	(0.01)	7.36	15.29%		941	0.94%		0.79%	#	0.65%		137%
10/31/08	12.79	0.05	(4.18)	(4.13)	(0.10)	(2.17)	(2.27)	6.39	(38.22%	)	622	0.89%		0.79%	#	0.48%		109%
10/31/07	17.11	0.10	1.28	1.38	-	(5.70)	(5.70)	12.79	10.33%		6,898	0.88%		0.79%	#	0.76%		111%
Class L
04/30/12	$9.72	$0.03	$1.15	$1.18	$(0.05)	$-	$(0.05)	$10.85	12.26%	**	$2,689	1.00%	*	0.89%	*#	0.66%	*	44%	**>>
10/31/11	9.08	0.05	0.62	0.67	(0.03)	-	(0.03)	9.72	7.37%		2,534	0.96%		0.89%	#	0.54%		96%
10/31/10	7.31	0.04	1.77	1.81	(0.04)	-	(0.04)	9.08	24.77%		5,341	0.96%		0.89%	#	0.48%		62%
10/31/09	6.37	0.04	0.92	0.96	(0.02)	-	(0.02)	7.31	15.17%		4,675	1.04%		0.89%	#	0.61%		137%
10/31/08	12.74	0.03	(4.16)	(4.13)	(0.07)	(2.17)	(2.24)	6.37	(38.30%	)	4,637	1.00%		0.89%	#	0.33%		109%
10/31/07	17.08	0.08	1.28	1.36	-	(5.70)	(5.70)	12.74	10.28%		8,595	0.98%		0.89%	#	0.56%		111%
Class A
04/30/12	$9.56	$0.02	$1.13	$1.15	$(0.02)	$-	$(0.02)	$10.69	12.10%	**	$58,354	1.25%	*	1.14%	*#	0.42%	*	44%	**>>
10/31/11	8.95	0.03	0.61	0.64	(0.03)	-	(0.03)	9.56	7.13%		58,004	1.21%		1.14%	#	0.30%		96%
10/31/10	7.21	0.02	1.74	1.76	(0.02)	-	(0.02)	8.95	24.39%		68,521	1.21%		1.14%	#	0.24%		62%
10/31/09	6.28	0.02	0.91	0.93	-	-	-	7.21	14.81%		63,549	1.29%		1.14%	#	0.36%		137%
10/31/08	12.60	0.01	(4.11)	(4.10)	(0.05)	(2.17)	(2.22)	6.28	(38.44%	)	69,067	1.25%		1.14%	#	0.08%		109%
10/31/07	16.99	0.05	1.26	1.31	-	(5.70)	(5.70)	12.60	9.94%		163,154	1.23%		1.14%	#	0.40%		111%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
>>	Portfolio turnover rate excludes securities sold from redemptions in-kind. Securities sold from redemptions in-kind had no impact on portfolio turnover rate.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$10.55	$0.06	$0.51	$0.57	$(0.15)	$-	$(0.15)	$10.97	5.62%	**	$203,706	1.05%	*	0.89%	*#	1.19%	*	15%	**
10/31/11	10.67	0.14	(0.10)	0.04	(0.16)	-	(0.16)	10.55	0.37%		202,981	1.04%		0.89%	#	1.27%		26%
10/31/10	9.16	0.11	1.51	1.62	(0.11)	-	(0.11)	10.67	17.88%		219,639	1.07%		0.89%	#	1.15%		29%
10/31/09	7.58	0.10	1.89	1.99	(0.11)	(0.30)	(0.41)	9.16	28.52%		204,098	1.06%		0.89%	#	1.34%		34%
10/31/08	14.42	0.17	(6.04)	(5.87)	(0.16)	(0.81)	(0.97)	7.58	(43.37%	)	183,478	1.05%		0.89%	#	1.48%		13%
10/31/07	12.55	0.12	2.25	2.37	(0.17)	(0.33)	(0.50)	14.42	19.43%		423,870	1.07%		0.89%	#	0.87%		16%
Class Y
04/30/12	$10.48	$0.06	$0.50	$0.56	$(0.13)	$-	$(0.13)	$10.91	5.55%	**	$6,384	1.08%	*	1.03%	*#	1.06%	*	15%	**
10/31/11	10.61	0.13	(0.10)	0.03	(0.16)	-	(0.16)	10.48	0.21%		7,000	1.07%		1.03%	#	1.13%		26%
10/31/10	9.11	0.10	1.50	1.60	(0.10)	-	(0.10)	10.61	17.75%		6,727	1.10%		1.03%	#	1.02%		29%
10/31/09	7.54	0.08	1.88	1.96	(0.09)	(0.30)	(0.39)	9.11	28.26%		3,219	1.09%		1.03%	#	1.04%		34%
10/31/08	14.34	0.14	(5.98)	(5.84)	(0.15)	(0.81)	(0.96)	7.54	(43.41%	)	3,651	1.08%		1.03%	#	1.23%		13%
10/31/07	12.50	0.10	2.24	2.34	(0.17)	(0.33)	(0.50)	14.34	19.29%		10,514	1.10%		1.03%	#	0.74%		16%
Class L
04/30/12	$10.53	$0.05	$0.51	$0.56	$(0.12)	$-	$(0.12)	$10.97	5.50%	**	$116,986	1.23%	*	1.14%	*#	0.94%	*	15%	**
10/31/11	10.64	0.11	(0.08)	0.03	(0.14)	-	(0.14)	10.53	0.11%		118,025	1.22%		1.14%	#	1.03%		26%
10/31/10	9.14	0.09	1.50	1.59	(0.09)	-	(0.09)	10.64	17.65%		131,965	1.25%		1.14%	#	0.92%		29%
10/31/09	7.55	0.08	1.89	1.97	(0.08)	(0.30)	(0.38)	9.14	28.27%		147,550	1.24%		1.14%	#	1.09%		34%
10/31/08	14.36	0.14	(6.01)	(5.87)	(0.13)	(0.81)	(0.94)	7.55	(43.50%	)	137,391	1.23%		1.14%	#	1.24%		13%
10/31/07	12.51	0.08	2.24	2.32	(0.14)	(0.33)	(0.47)	14.36	19.07%		303,017	1.25%		1.14%	#	0.63%		16%
Class A
04/30/12	$10.42	$0.03	$0.51	$0.54	$(0.09)	$-	$(0.09)	$10.87	5.27%	**	$41,150	1.48%	*	1.43%	*#	0.67%	*	15%	**
10/31/11	10.54	0.08	(0.09)	(0.01)	(0.11)	-	(0.11)	10.42	(0.11%	)	37,485	1.47%		1.43%	#	0.73%		26%
10/31/10	9.06	0.06	1.49	1.55	(0.07)	-	(0.07)	10.54	17.23%		41,888	1.50%		1.43%	#	0.61%		29%
10/31/09	7.48	0.06	1.87	1.93	(0.05)	(0.30)	(0.35)	9.06	27.89%		34,124	1.49%		1.43%	#	0.78%		34%
10/31/08	14.24	0.11	(5.96)	(5.85)	(0.10)	(0.81)	(0.91)	7.48	(43.64%	)	27,145	1.48%		1.43%	#	0.97%		13%
10/31/07	12.43	0.04	2.23	2.27	(0.13)	(0.33)	(0.46)	14.24	18.73%		49,635	1.50%		1.43%	#	0.34%		16%
Class N
04/30/12	$10.46	$0.03	$0.51	$0.54	$(0.08)	$-	$(0.08)	$10.92	5.33%	**	$922	1.78%	*	1.52%	*#	0.58%	*	15%	**
10/31/11	10.58	0.07	(0.09)	(0.02)	(0.10)	-	(0.10)	10.46	(0.33%	)	828	1.77%		1.52%	#	0.64%		26%
10/31/10	9.09	0.06	1.49	1.55	(0.06)	-	(0.06)	10.58	17.26%		766	1.80%		1.52%	#	0.58%		29%
10/31/09	7.51	0.05	1.88	1.93	(0.05)	(0.30)	(0.35)	9.09	27.77%		816	1.79%		1.52%	#	0.69%		34%
10/31/08	14.31	0.10	(6.00)	(5.90)	(0.09)	(0.81)	(0.90)	7.51	(43.75%	)	568	1.78%		1.52%	#	0.89%		13%
10/31/07	12.48	0.03	2.24	2.27	(0.11)	(0.33)	(0.44)	14.31	18.69%		864	1.80%		1.52%	#	0.23%		16%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
04/30/12	$13.95	$0.07	$0.70		$0.77	$(0.23)	$(1.41)	$(1.64)	$13.08	7.61%	**	$396,637	1.07%	*	N/A		1.12%	*	21%	**
10/31/11	13.94	0.16	(0.01)		0.15	(0.14)	-	(0.14)	13.95	1.08%		554,169	1.07%		N/A		1.10%		47%
10/31/10	12.27	0.13	1.67		1.80	(0.13)	-	(0.13)	13.94	14.81%		584,158	1.10%		N/A		1.00%		32%
10/31/09	10.12	0.12	2.84		2.96	(0.03)	(0.78)	(0.81)	12.27	33.13%		562,176	1.09%		N/A		1.24%		42%
10/31/08	19.63	0.20	(9.33)		(9.13)	(0.38)	-	(0.38)	10.12	(47.32%	)	459,583	1.08%		1.07%	#	1.29%		29%
10/31/07	14.82	0.25	4.76		5.01	(0.20)	-	(0.20)	19.63	34.17%		1,033,709	1.10%		1.09%	#	1.47%		25%
Class Y
04/30/12	$13.94	$0.08	$0.69		$0.77	$(0.23)	$(1.41)	$(1.64)	$13.07	7.68%	**	$24,226	1.10%	*	N/A		1.30%	*	21%	**
10/31/11	13.92	0.16	(0.02)		0.14	(0.12)	-	(0.12)	13.94	1.00%		19,430	1.10%		N/A		1.10%		47%
10/31/10	12.26	0.12	1.67		1.79	(0.13)	-	(0.13)	13.92	14.80%		15,773	1.12%		N/A		0.98%		32%
10/31/09	10.10	0.12	2.85		2.97	(0.03)	(0.78)	(0.81)	12.26	33.08%		30,347	1.12%		N/A		1.21%		42%
10/31/08	19.59	0.19	(9.31)		(9.12)	(0.37)	-	(0.37)	10.10	(47.32%	)	20,833	1.11%		1.10%	#	1.17%		29%
10/31/07	14.79	0.25	4.74		4.99	(0.19)	-	(0.19)	19.59	34.05%		83,333	1.13%		1.12%	#	1.46%		25%
Class L
04/30/12	$13.82	$0.07	$0.69		$0.76	$(0.15)	$(1.41)	$(1.56)	$13.02	7.55%	**	$13,087	1.25%	*	N/A		1.16%	*	21%	**
10/31/11	13.81	0.14	(0.01)		0.13	(0.12)	-	(0.12)	13.82	0.91%		12,331	1.25%		N/A		0.94%		47%
10/31/10	12.16	0.10	1.66		1.76	(0.11)	-	(0.11)	13.81	14.64%		50,937	1.27%		N/A		0.77%		32%
10/31/09	10.02	0.11	2.82		2.93	(0.01)	(0.78)	(0.79)	12.16	32.77%		56,494	1.27%		N/A		1.10%		42%
10/31/08	19.45	0.18	(9.26)		(9.08)	(0.35)	-	(0.35)	10.02	(47.40%	)	51,881	1.26%		1.25%	#	1.12%		29%
10/31/07	14.66	0.22	4.70		4.92	(0.13)	-	(0.13)	19.45	33.87%		113,298	1.28%		1.27%	#	1.28%		25%
Class A
04/30/12	$13.62	$0.05	$0.67		$0.72	$(0.17)	$(1.41)	$(1.58)	$12.76	7.40%	**	$48,631	1.50%	*	N/A		0.85%	*	21%	**
10/31/11	13.62	0.09	(0.00	) †	0.09	(0.09)	-	(0.09)	13.62	0.63%		47,318	1.50%		N/A		0.65%		47%
10/31/10	12.00	0.07	1.64		1.71	(0.09)	-	(0.09)	13.62	14.39%		50,227	1.53%		N/A		0.56%		32%
10/31/09	9.92	0.08	2.78		2.86	-	(0.78)	(0.78)	12.00	32.49%		47,642	1.52%		N/A		0.81%		42%
10/31/08	19.25	0.13	(9.16)		(9.03)	(0.30)	-	(0.30)	9.92	(47.54%	)	39,212	1.51%		1.50%	#	0.82%		29%
10/31/07	14.55	0.18	4.66		4.84	(0.14)	-	(0.14)	19.25	33.50%		103,369	1.53%		1.52%	#	1.05%		25%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12	$11.23	$0.16	$0.25	$0.41	$(0.10)		$-	$(0.10)	$11.54	3.76%	**	$69,656	1.06%	*	0.96%	*#	2.88%	*	13%	**
10/31/11 +	11.58	0.07	(0.20)	(0.13)	(0.22)		-	(0.22)	11.23	(1.19%	) **	23,873	1.08%	*	0.98%	*#	0.65%	*	59%	**~
Class S
04/30/12	$11.22	$0.09	$0.33	$0.42	$(0.08)		$-	$(0.08)	$11.56	3.85%	**	$35,316	1.15%	*	1.05%	*#	1.67%	*	13%	**
10/31/11	11.71	0.21	(0.49)	(0.28)	(0.21)		-	(0.21)	11.22	(2.44%	)	28,631	1.17%		1.07%	#	1.77%		59%
10/31/10	10.90	0.11	1.11	1.22	(0.41)		-	(0.41)	11.71	11.61%		22,470	1.10%		N/A		1.04%		65%
10/31/09	8.49	0.20	2.32	2.52	(0.11)		-	(0.11)	10.90	29.90%		45,363	1.08%		N/A		2.23%		74%
10/31/08	17.33	0.27	(8.53)	(8.26)	(0.16)		(0.42)	(0.58)	8.49	(49.18%	)	22,846	1.12%		N/A		1.96%		106%
10/31/07	12.46	0.15	4.82	4.97	(0.01)		(0.09)	(0.10)	17.33	40.18%		26,159	1.25%		1.15%	#	1.04%		95%
Class Y
04/30/12	$11.19	$0.09	$0.32	$0.41	$(0.07)		$-	$(0.07)	$11.53	3.78%	**	$8,720	1.25%	*	1.15%	*#	1.56%	*	13%	**
10/31/11	11.68	0.16	(0.45)	(0.29)	(0.20)		-	(0.20)	11.19	(2.52%	)	7,938	1.27%		1.17%	#	1.36%		59%
10/31/10	10.87	0.11	1.10	1.21	(0.40)		-	(0.40)	11.68	11.45%		8,082	1.20%		N/A		1.05%		65%
10/31/09	8.48	0.20	2.30	2.50	(0.11)		-	(0.11)	10.87	29.85%		7,494	1.18%		1.16%	#	2.18%		74%
10/31/08	17.31	0.18	(8.43)	(8.25)	(0.16)		(0.42)	(0.58)	8.48	(49.19%	)	5,474	1.22%		1.18%	#	1.47%		106%
10/31/07	12.45	0.14	4.82	4.96	(0.01)		(0.09)	(0.10)	17.31	40.12%		739	1.35%		1.18%	#	0.95%		95%
Class L
04/30/12	$11.19	$0.07	$0.34	$0.41	$(0.01)		$-	$(0.01)	$11.59	3.64%	**	$6,344	1.40%	*	1.30%	*#	1.34%	*	13%	**
10/31/11	11.68	0.17	(0.47)	(0.30)	(0.19)		-	(0.19)	11.19	(2.66%	)	5,789	1.42%		1.33%	#	1.47%		59%
10/31/10	10.87	0.09	1.11	1.20	(0.39)		-	(0.39)	11.68	11.42%		19,819	1.35%		N/A		0.87%		65%
10/31/09	8.45	0.19	2.30	2.49	(0.07)		-	(0.07)	10.87	29.61%		19,065	1.33%		1.31%	#	2.07%		74%
10/31/08	17.27	0.22	(8.48)	(8.26)	(0.14)		(0.42)	(0.56)	8.45	(49.32%	)	7,993	1.37%		1.33%	#	1.62%		106%
10/31/07	12.44	0.11	4.82	4.93	(0.01)		(0.09)	(0.10)	17.27	39.91%		17,632	1.50%		1.33%	#	0.78%		95%
Class A
04/30/12	$11.12	$0.06	$0.33	$0.39	$(0.01)		$-	$(0.01)	$11.50	3.56%	**	$23,721	1.65%	*	1.55%	*#	1.09%	*	13%	**
10/31/11	11.61	0.11	(0.45)	(0.34)	(0.15)		-	(0.15)	11.12	(2.97%	)	24,345	1.67%		1.58%	#	0.90%		59%
10/31/10	10.81	0.07	1.09	1.16	(0.36)		-	(0.36)	11.61	11.14%		35,144	1.60%		N/A		0.65%		65%
10/31/09	8.41	0.16	2.30	2.46	(0.06)		-	(0.06)	10.81	29.25%		35,136	1.58%		1.56%	#	1.80%		74%
10/31/08	17.20	0.19	(8.43)	(8.24)	(0.13)		(0.42)	(0.55)	8.41	(49.39%	)	27,401	1.62%		1.58%	#	1.38%		106%
10/31/07	12.41	0.08	4.80	4.88	(0.00	) †	(0.09)	(0.09)	17.20	39.55%		36,718	1.75%		1.58%	#	0.57%		95%
Class N
04/30/12	$11.00	$0.04	$0.32	$0.36	$-		$-	$-	$11.36	3.27%	**	$880	2.05%	*	1.95%	*#	0.67%	*	13%	**
10/31/11	11.50	0.06	(0.44)	(0.38)	(0.12)		-	(0.12)	11.00	(3.35%	)	923	2.07%		1.97%	#	0.53%		59%
10/31/10	10.71	0.03	1.08	1.11	(0.32)		-	(0.32)	11.50	10.61%		983	2.00%		N/A		0.25%		65%
10/31/09	8.34	0.13	2.27	2.40	(0.03)		-	(0.03)	10.71	28.90%		951	1.98%		1.94%	#	1.40%		74%
10/31/08	17.10	0.14	(8.37)	(8.23)	(0.11)		(0.42)	(0.53)	8.34	(49.58%	)	636	2.02%		1.88%	#	1.08%		106%
10/31/07	12.37	0.02	4.80	4.82	-		(0.09)	(0.09)	17.10	39.19%		847	2.15%		1.88%	#	0.13%		95%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations					Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12	$14.09	$0.02		$(0.02)		$0.00 †	$(0.16)		$(1.74)	$(1.90)		$12.19	1.85%	**	$135,420		1.22%	*	0.99%	*#	0.24%	*	44%	**
10/31/11 ++	15.70	0.20		(1.81)		(1.61)	-		-	-		14.09	(10.25%	) **	92,878		1.26%	*	0.99%	*#	1.98%	*	84%	**~
Class S
04/30/12	$14.07	$(0.00	) †	$0.01		$0.01	$-		$(1.74)	$(1.74)		$12.34	1.76%	**	$5,876		1.38%	*	1.15%	*#	(0.02%	) *	44%	**
10/31/11	17.79	0.16		(2.30)		(2.14)	(0.05)		(1.53)	(1.58)		14.07	(13.17%	)	51,005		1.34%		1.15%	#	1.01%		84%
10/31/10	16.49	0.10		3.62		3.72	(0.14)		(2.28)	(2.42)		17.79	25.30%		107,589		1.27%		1.15%	#	0.60%		45%
10/31/09 +	10.00	0.15		6.34		6.49	(0.00	) †	-	(0.00	) †	16.49	64.73%	**	61,313		1.33%	*	1.15%	*#	1.23%	*	75%	**
Class Y
04/30/12	$14.06	$(0.00	) †	$(0.01)		$(0.01)	$(0.12)		$(1.74)	$(1.86)		$12.19	1.73%	**	$188		1.48%	*	1.25%	*#	(0.03%	) *	44%	**
10/31/11	17.77	0.18		(2.32)		(2.14)	(0.04)		(1.53)	(1.57)		14.06	(13.22%	)	188		1.46%		1.25%	#	1.13%		84%
10/31/10	16.48	0.08		3.62		3.70	(0.13)		(2.28)	(2.41)		17.77	25.14%		206		1.37%		1.25%	#	0.47%		45%
10/31/09 +	10.00	0.13		6.35		6.48	(0.00	) †	-	(0.00	) †	16.48	64.60%	**	165		1.43%	*	1.25%	*#	1.08%	*	75%	**
Class L
04/30/12	$14.02	$0.01		$(0.01)		$0.00 †	$-		$(1.74)	$(1.74)		$12.28	1.69%	**	$54		1.64%	*	1.40%	*#	0.18%	*	44%	**
10/31/11	17.73	0.12		(2.28)		(2.16)	(0.02)		(1.53)	(1.55)		14.02	(13.34%	)	0	†††	1.57%		1.39%	#	0.71%		84%
10/31/10	16.45	0.06		3.62		3.68	(0.12)		(2.28)	(2.40)		17.73	25.02%		56,938		1.52%		1.40%	#	0.37%		45%
10/31/09 +	10.00	0.13		6.32		6.45	-		-	-		16.45	64.30%	**	27,256		1.58%	*	1.40%	*#	0.98%	*	75%	**
Class A
04/30/12	$13.95	$(0.03)		$(0.00	) †	$(0.03)	$(0.04)		$(1.74)	$(1.78)		$12.14	1.49%	**	$589		1.88%	*	1.65%	*#	(0.41%	) *	44%	**
10/31/11	17.68	0.10		(2.30)		(2.20)	-		(1.53)	(1.53)		13.95	(13.60%	)	396		1.85%		1.65%	#	0.64%		84%
10/31/10	16.42	0.01		3.62		3.63	(0.09)		(2.28)	(2.37)		17.68	24.70%		655		1.77%		1.65%	#	0.09%		45%
10/31/09 +	10.00	0.09		6.33		6.42	-		-	-		16.42	64.00%	**	238		1.83%	*	1.65%	*#	0.73%	*	75%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
†††	Amount is less than $500.
+	For the period November 3, 2008 (commencement of operations) through October 31, 2009.
++	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 20 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier International Bond Fund (“International Bond Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Discovery Value Fund (“Discovery Value Fund”)

MassMutual Premier Main Street Small/Mid Cap Fund (“Main Street Small/Mid Cap Fund”)

MassMutual Premier Small/Mid Cap Opportunities Fund (“Small/Mid Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class Z	Class S	Class Y	Class L	Class A	Class N
Money Market Fund	None	10/3/1994	1/1/1998	None*	1/1/1998	None**
Short-Duration Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Inflation-Protected and Income Fund	3/1/2011	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
Core Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Diversified Bond Fund	12/3/2010	5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002
High Yield Fund	3/1/2011	11/1/2004	9/5/2000	11/1/2004	11/1/2004	11/1/2004
International Bond Fund	None	12/20/2007	12/20/2007	12/20/2007	12/20/2007	None**
Balanced Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Value Fund	None	11/1/2004	11/1/2004	7/25/1995	11/1/2004	11/1/2004
Disciplined Value Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	11/1/2004
Main Street Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Capital Appreciation Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Disciplined Growth Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	None**
Discovery Value Fund	None	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/1/2005
Main Street Small/Mid Cap Fund	None	9/27/2006	9/27/2006	9/27/2006	9/27/2006	9/27/2006

Notes to Financial Statements (Unaudited) (Continued)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Small/Mid Cap Opportunities Fund	None	11/1/2004	11/1/2004	11/1/2004	7/20/1998	None**
Global Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
International Equity Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Focused International Fund	12/3/2010	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/1/2005
Strategic Emerging Markets Fund	3/1/2011	11/3/2008	11/3/2008	11/3/2008	11/3/2008	None**

*	Class L shares were converted to Class S shares on July 27, 2009 and are no longer available.
**	Class N shares were eliminated as of February 22, 2011.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material

Notes to Financial Statements (Unaudited) (Continued)

subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

1	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund and Inflation-Protected and Income Fund characterized all investments at Level 2, as of April 30, 2012. The Value Fund, Disciplined Value Fund, Disciplined Growth Fund, and Discovery Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of April 30, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of April 30, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$112,726,088	$-	$112,726,088

Total Municipal Obligations	-	3,347,979	-	3,347,979

Non-U.S. Government Agency Obligations
Automobile ABS	-	17,933,051	-	17,933,051
Commercial MBS	-	28,873,795	-	28,873,795
Home Equity ABS	-	12,982,921	-	12,982,921
Manufactured Housing ABS	-	304,061	-	304,061
Other ABS	-	14,290,194	1,798,783	16,088,977
Student Loans ABS	-	23,061,550	-	23,061,550
WL Collateral CMO	-	5,224,332	-	5,224,332
WL Collateral PAC	-	586,661	-	586,661

Total Non-U.S. Government Agency Obligations	-	103,256,565	1,798,783	105,055,348

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	$-	$62,449,894	$-	$62,449,894

Total U.S. Government Agency Obligations and Instrumentalities	-	62,449,894	-	62,449,894

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	28,896,093	-	28,896,093

Total U.S. Treasury Obligations	-	28,896,093	-	28,896,093

Total Bonds & Notes	-	310,676,619	1,798,783	312,475,402

Total Long-Term Investments	-	310,676,619	1,798,783	312,475,402

Total Short-Term Investments	-	244,768,020	-	244,768,020

Total Investments	$-	$555,444,639	$1,798,783	$557,243,422

Core Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$536,038,371	$-	$536,038,371

Total Municipal Obligations	-	12,252,929	-	12,252,929

Non-U.S. Government Agency Obligations
Automobile ABS	-	5,266,709	-	5,266,709
Commercial MBS	-	87,728,271	-	87,728,271
Home Equity ABS	-	45,350,964	-	45,350,964
Other ABS	-	21,696,888	5,757,788	27,454,676
Student Loans ABS	-	36,816,166	761,640	37,577,806
WL Collateral CMO	-	14,345,372	-	14,345,372
WL Collateral PAC	-	1,591,086	-	1,591,086

Total Non-U.S. Government Agency Obligations	-	212,795,456	6,519,428	219,314,884

Total Sovereign Debt Obligations	-	12,797,830	-	12,797,830

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	1,880,248	-	1,880,248
Pass-Through Securities	-	528,617,621	-	528,617,621

Total U.S. Government Agency Obligations and Instrumentalities	-	530,497,869	-	530,497,869

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	324,416,006	-	324,416,006

Total U.S. Treasury Obligations	-	324,416,006	-	324,416,006

Total Bonds & Notes	-	1,628,798,461	6,519,428	1,635,317,889

Total Long-Term Investments	-	1,628,798,461	6,519,428	1,635,317,889

Total Short-Term Investments	-	483,822,187	-	483,822,187

Total Investments	$-	$2,112,620,648	$6,519,428	$2,119,140,076

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$51,884	$51,884

Total Common Stock	-	-	51,884	51,884

Total Equities	-	-	51,884	51,884

Bonds & Notes
Total Corporate Debt	-	55,270,293	-	55,270,293

Total Municipal Obligations	-	2,437,405	-	2,437,405

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	233,888	-	233,888
Automobile ABS	-	99,530	-	99,530
Commercial MBS	-	6,587,182	-	6,587,182
Home Equity ABS	-	4,188,491	-	4,188,491
Other ABS	-	926,486	1,056,135	1,982,621
Student Loans ABS	-	2,811,973	-	2,811,973
WL Collateral CMO	-	2,068,635	-	2,068,635
WL Collateral PAC	-	22,477	-	22,477

Total Non-U.S. Government Agency Obligations	-	16,938,662	1,056,135	17,994,797

Total Sovereign Debt Obligations	-	1,165,578	-	1,165,578

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	73,560	-	73,560
Pass-Through Securities	-	38,596,003	-	38,596,003

Total U.S. Government Agency Obligations and Instrumentalities	-	38,669,563	-	38,669,563

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	2,599,383	-	2,599,383

Total U.S. Treasury Obligations	-	2,599,383	-	2,599,383

Total Bonds & Notes	-	117,080,884	1,056,135	118,137,019

Total Long-Term Investments	-	117,080,884	1,108,019	118,188,903

Total Short-Term Investments	-	36,106,788	-	36,106,788

Total Investments	$-	$153,187,672	$1,108,019	$154,295,691

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$636,345	$636,345

Total Common Stock	-	-	636,345	636,345

Total Equities	-	-	636,345	636,345

Bonds & Notes
Total Corporate Debt	-	218,694,796	-	218,694,796

Total Bonds & Notes	-	218,694,796	-	218,694,796

Total Long-Term Investments	-	218,694,796	636,345	219,331,141

Total Short-Term Investments	-	1,605,685	-	1,605,685

Total Investments	$-	$220,300,481	$636,345	$220,936,826

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$12,888,244	$-	$12,888,244

Total Sovereign Debt Obligations	-	32,653,337	1,423,507	34,076,844

Total Bonds & Notes	-	45,541,581	1,423,507	46,965,088

Total Long-Term Investments	-	45,541,581	1,423,507	46,965,088

Total Investments	$-	$45,541,581	$1,423,507	$46,965,088

Balanced Fund
Equities
Common Stock
Basic Materials	$1,864,015	$-	$-	$1,864,015
Communications	6,715,288	-	-	6,715,288
Consumer, Cyclical	5,857,373	-	-	5,857,373
Consumer, Non-cyclical	14,309,546	-	-	14,309,546
Diversified	23,269	-	-	23,269
Energy	6,844,288	-	-	6,844,288
Financial	9,155,862	-	-	9,155,862
Industrial	6,590,593	-	-	6,590,593
Technology	10,449,281	-	-	10,449,281
Utilities	2,175,397	-	-	2,175,397

Total Common Stock	63,984,912	-	-	63,984,912

Preferred Stock
Consumer, Cyclical	-	10	-	10

Total Preferred Stock	-	10	-	10

Total Equities	63,984,912	10	-	63,984,922

Bonds & Notes
Total Corporate Debt	-	14,352,285	-	14,352,285

Total Municipal Obligations	-	355,046	-	355,046

Non-U.S. Government Agency Obligations
Automobile ABS	-	313,658	-	313,658
Commercial MBS	-	2,269,084	-	2,269,084
Home Equity ABS	-	1,174,127	-	1,174,127
Other ABS	-	436,175	299,325	735,500
Student Loans ABS	-	975,891	-	975,891
WL Collateral CMO	-	528,565	-	528,565
WL Collateral PAC	-	57,979	-	57,979

Total Non-U.S. Government Agency Obligations	-	5,755,479	299,325	6,054,804

Total Sovereign Debt Obligations	-	331,946	-	331,946

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	79,622	-	79,622
Pass-Through Securities	-	13,688,589	-	13,688,589

Total U.S. Government Agency Obligations and Instrumentalities	-	13,768,211	-	13,768,211

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$6,711,552	$-	$6,711,552

Total U.S. Treasury Obligations	-	6,711,552	-	6,711,552

Total Bonds & Notes	-	41,274,519	299,325	41,573,844

Total Mutual Funds	10,010,625	-	-	10,010,625

Total Long-Term Investments	73,995,537	41,274,529	299,325	115,569,391

Total Short-Term Investments	-	18,565,939	-	18,565,939

Total Investments	$73,995,537	$59,840,468	$299,325	$134,135,330

Main Street Fund
Equities
Common Stock
Basic Materials	$1,734,233	$-	$-	$1,734,233
Communications	24,461,920	-	-	24,461,920
Consumer, Cyclical	14,570,652	-	-	14,570,652
Consumer, Non-cyclical	42,465,020	-	-	42,465,020
Energy	19,059,777	-	-	19,059,777
Financial	24,374,025	-	-	24,374,025
Industrial	17,184,427	186,759	-	17,371,186
Technology	21,693,158	-	-	21,693,158
Utilities	2,506,754	-	-	2,506,754

Total Common Stock	168,049,966	186,759	-	168,236,725

Total Equities	168,049,966	186,759	-	168,236,725

Total Long-Term Investments	168,049,966	186,759	-	168,236,725

Total Short-Term Investments	-	2,608,625	-	2,608,625

Total Investments	$168,049,966	$2,795,384	$-	$170,845,350

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$14,023,234	$-	$-	$14,023,234
Communications	46,005,656	-	-	46,005,656
Consumer, Cyclical	49,846,105	-	-	49,846,105
Consumer, Non-cyclical	51,449,980	19,569,353	-	71,019,333
Energy	35,661,209	-	-	35,661,209
Financial	3,743,858	2,460,413	-	6,204,271
Industrial	50,474,181	-	-	50,474,181
Technology	54,682,623	-	-	54,682,623

Total Common Stock	305,886,846	22,029,766	-	327,916,612

Total Equities	305,886,846	22,029,766	-	327,916,612

Total Long-Term Investments	305,886,846	22,029,766	-	327,916,612

Total Short-Term Investments	-	431,355	-	431,355

Total Investments	$305,886,846	$22,461,121	$-	$328,347,967

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Main Street Small/Mid Cap Fund
Equities
Common Stock
Basic Materials	$2,859,080	$-	$-	$2,859,080
Communications	4,232,505	-	-	4,232,505
Consumer, Cyclical	11,203,106	-	-	11,203,106
Consumer, Non-cyclical	14,239,528	-	-	14,239,528
Diversified	93,269	-	-	93,269
Energy	3,906,041	-	-	3,906,041
Financial	13,895,742	-	-	13,895,742
Industrial	12,053,409	-	-	12,053,409
Technology	7,939,781	-	-	7,939,781
Utilities	2,762,603	-	-	2,762,603

Total Common Stock	73,185,064	-	-	73,185,064

Total Equities	73,185,064	-	-	73,185,064

Rights
Consumer, Non-cyclical	-	-	3	3

Total Rights	-	-	3	3

Total Long-Term Investments	73,185,064	-	3	73,185,067

Total Short-Term Investments	-	1,128,913	-	1,128,913

Total Investments	$73,185,064	$1,128,913	$3	$74,313,980

Small/Mid Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$5,075,574	$-	$-	$5,075,574
Communications	7,570,291	-	-	7,570,291
Consumer, Cyclical	20,097,903	-	-	20,097,903
Consumer, Non-cyclical	25,363,537	-	-	25,363,537
Diversified	166,969	-	-	166,969
Energy	6,945,414	-	-	6,945,414
Financial	24,823,526	-	-	24,823,526
Industrial	21,298,794	-	-	21,298,794
Technology	14,196,648	-	-	14,196,648
Utilities	4,890,847	-	-	4,890,847

Total Common Stock	130,429,503	-	-	130,429,503

Total Equities	130,429,503	-	-	130,429,503

Rights
Consumer, Non-cyclical	-	-	6	6

Total Rights	-	-	6	6

Total Long-Term Investments	130,429,503	-	6	130,429,509

Total Short-Term Investments	-	756,175	-	756,175

Total Investments	$130,429,503	$756,175	$6	$131,185,684

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$-	$10,176,446	$-	$10,176,446
Communications	40,204,884	19,100,791	-	59,305,675
Consumer, Cyclical	20,808,062	20,698,470	-	41,506,532
Consumer, Non-cyclical	48,963,821	17,309,221	-	66,273,042
Diversified	-	6,760,485	-	6,760,485
Energy	4,147,177	11,069,407	-	15,216,584
Financial	13,421,058	36,035,520	-	49,456,578
Industrial	12,898,184	45,911,196	-	58,809,380
Technology	33,266,371	16,693,759	-	49,960,130
Utilities	-	2,461,579	-	2,461,579

Total Common Stock	173,709,557	186,216,874	-	359,926,431

Preferred Stock
Consumer, Cyclical	-	7,068,593	-	7,068,593

Total Preferred Stock	-	7,068,593	-	7,068,593

Total Equities	173,709,557	193,285,467	-	366,995,024

Total Mutual Funds	1,973,900	-	-	1,973,900

Rights
Financial	73,790	-	-	73,790

Total Rights	73,790	-	-	73,790

Total Long-Term Investments	175,757,247	193,285,467	-	369,042,714

Total Short-Term Investments	-	2	-	2

Total Investments	$175,757,247	$193,285,469	$-	$369,042,716

International Equity Fund
Equities
Common Stock
Basic Materials	$-	$21,811,452	$-	$21,811,452
Communications	1,751,668	39,707,914	-	41,459,582
Consumer, Cyclical	7,414,242	52,282,435	-	59,696,677
Consumer, Non-cyclical	94,311	140,546,723	-	140,641,034
Diversified	-	4,844,545	-	4,844,545
Energy	-	19,440,942	-	19,440,942
Financial	1,398,132	17,639,570	-	19,037,702
Industrial	355,079	104,363,248	-	104,718,327
Technology	-	49,538,627	-	49,538,627

Total Common Stock	11,013,432	450,175,456	-	461,188,888

Convertible Preferred Stock
Energy	-	-	4,151,247	4,151,247

Total Convertible Preferred Stock	-	-	4,151,247	4,151,247

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Equity Fund (Continued)
Preferred Stock
Basic Materials	$3,729,877	$-	$-	$3,729,877

Total Preferred Stock	3,729,877	-	-	3,729,877

Total Equities	14,743,309	450,175,456	4,151,247	469,070,012

Warrants
Technology	-	4,853	-	4,853

Total Warrants	-	4,853	-	4,853

Total Mutual Funds	11,997,715	-	-	11,997,715

Rights
Consumer, Non-Cyclical	-	-	0	0

Total Rights	-	-	0	0

Total Long-Term Investments	26,741,024	450,180,309	4,151,247	481,072,580

Total Investments	$26,741,024	$450,180,309	$4,151,247	$481,072,580

Focused International Fund
Equities
Common Stock
Basic Materials	$-	$24,102,235	$-	$24,102,235
Communications	8,613,411	12,535,916	-	21,149,327
Consumer, Cyclical	-	1,770,489	-	1,770,489
Consumer, Non-cyclical	2,445,489	22,301,966	-	24,747,455
Diversified	-	2,290,664	-	2,290,664
Energy	1,628,904	16,228,532	-	17,857,436
Financial	-	29,890,340	-	29,890,340
Industrial	-	14,162,400	-	14,162,400
Technology	-	5,170,538	-	5,170,538
Utilities	-	1,942,044	-	1,942,044

Total Common Stock	12,687,804	130,395,124	-	143,082,928

Preferred Stock
Industrial	-	-	30,098	30,098

Total Preferred Stock	-	-	30,098	30,098

Total Equities	12,687,804	130,395,124	30,098	143,113,026

Total Long-Term Investments	12,687,804	130,395,124	30,098	143,113,026

Total Short-Term Investments	-	701,232	-	701,232

Total Investments	$12,687,804	$131,096,356	$30,098	$143,814,258

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$3,033,735	$9,929,262	$-	$12,962,997
Communications	1,457,648	8,913,519	-	10,371,167
Consumer, Cyclical	-	5,242,677	-	5,242,677
Consumer, Non-cyclical	2,552,555	4,625,836	-	7,178,391

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Emerging Markets Fund (Continued)
Diversified	$1,589,403	$-	$-	$1,589,403
Energy	10,250,354	12,358,906	-	22,609,260
Financial	4,792,008	34,445,688	-	39,237,696
Industrial	-	16,969,816	-	16,969,816
Technology	5,696,321	14,904,493	-	20,600,814

Total Common Stock	29,372,024	107,390,197	-	136,762,221

Preferred Stock
Basic Materials	2,835,368	-	-	2,835,368

Total Preferred Stock	2,835,368	-	-	2,835,368

Total Equities	32,207,392	107,390,197	-	139,597,589

Total Long-Term Investments	32,207,392	107,390,197	-	139,597,589

Total Short-Term Investments	-	3,066,408	-	3,066,408

Total Investments	$32,207,392	$110,456,605	$-	$142,663,997

The following is the aggregate value by input level, as of April 30, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$1,272,713	$-	$1,272,713
Core Bond Fund
Futures Contracts
Interest Rate Risk	140,771	-	-	140,771
Swap Agreements
Credit Risk	-	3,938,387	-	3,938,387
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	81,350	-	-	81,350
Swap Agreements
Credit Risk	-	727,613	-	727,613
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	212,959	-	212,959
Balanced Fund
Futures Contracts
Interest Rate Risk	6,124	-	-	6,124
Swap Agreements
Credit Risk	-	121,552	-	121,552

Notes to Financial Statements (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	$(313,712)	$-	$-	$(313,712)
Swap Agreements
Credit Risk	-	(43,420)	-	(43,420)
Core Bond Fund
Swap Agreements
Credit Risk	-	(133,091)	-	(133,091)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(145,690)	-	-	(145,690)
Swap Agreements
Credit Risk	-	(212,784)	-	(212,784)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(66,765)	-	(66,765)
Balanced Fund
Swap Agreements
Credit Risk	-	(4,009)	-	(4,009)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Disciplined Value Fund	$-	$208,033	$(208,033)	$-
Disciplined Growth Fund	-	17,358	(17,358)	-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded. As of April 30, 2012, the Funds no longer held these securities.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 4/30/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 4/30/12
Short-Duration Bond Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$858,080	$-	$-	$403,234	$537,469	$-	$-		$-	$1,798,783	$403,234

Core Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$488,431	$-	$(30,184)	$25,401	$-	$(483,648)	$-		$-	$-	$-
Non-U.S. Government
Agency Obligations
Other ABS	2,681,500	-	-	1,259,132	1,817,156	-	-		-	5,757,788	1,259,132
Student Loan ABS	-	-	-	17,640	-	-	744,000	**	-	761,640	17,640

	$3,169,931	$-	$(30,184)	$1,302,173	$1,817,156	$(483,648)	$744,000		$-	$6,519,428	$1,276,772

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$119,688	$-	$-	$(67,804)	$-	$-	$-		$-	$51,884	$(67,804)
Non-U.S. Government
Agency Obligations
Other ABS	630,152	-	-	298,014	127,969	-	-		-	1,056,135	298,014

	$749,840	$-	$-	$230,210	$127,969	$-	$-		$-	$1,108,019	$230,210

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,467,933	$-	$-	$(831,588)	$-	$-	$-		$-	$636,345	$(831,588)

International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations	$1,442,729	$-	$-	$(19,222)	$-	$-	$-		$-	$1,423,507	$(19,222)

Balanced Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$134,075	$-	$-	$62,875	$102,375	$-	$-		$-	$299,325	$62,875

Main Street Small/Mid Cap Fund
Long-Term Investments
Equities
Common Stock
Industrial	$1,436	$-	$(19,488)	$19,935	$-	$(1,883)	$-		$-	$-	$-
Rights
Consumer, Non-cyclical	3	-	-	-	-	-	-		-	3	-

	$1,439	$-	$(19,488)	$19,935	$-	$(1,883)	$-		$-	$3	$-

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 4/30/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 4/30/12

Small/Mid Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Industrial	$4,171	$-	$(56,183)	$57,484	$-		$(5,472)	$-	$-	$-		$-
Rights
Consumer, Non-cyclical	6	-	-	-	-		-	-	-	6		-

	$4,177	$-	$(56,183)	$57,484	$-		$(5,472)	$-	$-	$6		$-

International Equity Fund
Long-Term Investments
Equities									`
Convertible Preferred Stock
Energy	$4,886,365	$-	$-	$(735,118)	$-		$-	$-	$-	$4,151,247		$(735,118)
Rights
Consumer, Non-cyclical	-	-	-	-	-	***	-	-	-	-	***	-

	$4,886,365	$-	$-	$(735,118)	$-		$-	$-	$-	$4,151,247		$(735,118)

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$15,032	$-	$(210)	$(155)	$-		$(14,667)	$-	$-	$-		$-
Preferred Stock
Industrial	-	-	-	155	29,943		-	-	-	30,098		155

	$15,032	$-	$(210)	$-	$29,943		$(14,667)	$-	$-	$30,098		$155

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
***	Represents security at $0 value as of April 30, 2012.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended April 30, 2012, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Value Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			A	A
Directional Exposures to Currencies			M	A
Intention to Create Investment Leverage in Portfolio			M
Futures Contracts**
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Substitution for Direct Investment	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M		M
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Income	M	M	M		M
Substitution for Direct Investment	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M		M
Options (Purchased)
Hedging/Risk Management						A
Substitution for Direct Investment						A

Type of Derivative and Objective for Use	Disciplined Value Fund	Main Street Small/ Mid Cap Fund	Small/Mid Cap Opportunities Fund	Global Fund	International Equity Fund

Rights and Warrants
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Directional Investment	M
Intention to Create Investment Leverage in Portfolio	M
Result of a Corporate Action	A	A	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At April 30, 2012, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements*	$1,272,713	$-	$-	$-	$1,272,713

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(313,712)	$(313,712)
Swap Agreements^	(43,420)	-	-	-	(43,420)

Total Value	$(43,420)	$-	$-	$(313,712)	$(357,132)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(243,471)	$(243,471)
Swap Agreements	(97,629)	-	-	-	(97,629)

Total Realized Gain (Loss)	$(97,629)	$-	$-	$(243,471)	$(341,100)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(230,662)	$(230,662)
Swap Agreements	(392,166)	-	-	-	(392,166)

Total Change in Appreciation (Depreciation)	$(392,166)	$-	$-	$(230,662)	$(622,828)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	205	205
Swap Agreements	$44,966,039	$-	$-	$-	$44,966,039

Core Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$140,771	$140,771
Swap Agreements*	3,938,387	-	-	-	3,938,387

Total Value	$3,938,387	$-	$-	$140,771	$4,079,158

Liability Derivatives
Swap Agreements^	$(133,091)	$-	$-	$-	$(133,091)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(20,104)	$(20,104)
Swap Agreements	(330,065)	-	-	-	(330,065)

Total Realized Gain (Loss)	$(330,065)	$-	$-	$(20,104)	$(350,169)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$256,744	$256,744
Swap Agreements	(1,299,709)	-	-	-	(1,299,709)

Total Change in Appreciation (Depreciation)	$(1,299,709)	$-	$-	$256,744	$(1,042,965)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	491	491
Swap Agreements	$139,940,559	$-	$-	$-	$139,940,559

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$81,350	$81,350
Swap Agreements*	727,613	-	-	-	727,613

Total Value	$727,613	$-	$-	$81,350	$808,963

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(145,690)	$(145,690)
Swap Agreements^	(212,784)	-	-	-	(212,784)

Total Value	$(212,784)	$-	$-	$(145,690)	$(358,474)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$11,527	$11,527
Swap Agreements	(793,703)	-	-	-	(793,703)
Forward Contracts	-	-	1,773	-	1,773

Total Realized Gain (Loss)	$(793,703)	$-	$1,773	$11,527	$(780,403)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(89,733)	$(89,733)
Swap Agreements	298,051	-	-	-	298,051

Total Change in Appreciation (Depreciation)	$298,051	$-	$-	$(89,733)	$208,318

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	204	204
Swap Agreements	$34,293,133	$-	$-	$-	$34,293,133
Forward Contracts	$-	$-	$129,742	$-	$129,742

International Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$212,959	$-	$212,959

Liability Derivatives
Forward Contracts^	$-	$-	$(66,765)	$-	$(66,765)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(313,723)	$-	$(313,723)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$59,249	$-	$59,249

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$35,151,522	$-	$35,151,522

Balanced Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$6,124	$6,124
Swap Agreements*	121,552	-	-	-	121,552

Total Value	$121,552	$-	$-	$6,124	$127,676

Liability Derivatives
Swap Agreements^	$(4,009)	$-	$-	$-	$(4,009)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Realized Gain (Loss)#
Futures Contracts	$-	$271,243	$-	$13,312	$284,555
Swap Agreements	(11,101)	-	-	-	(11,101)

Total Realized Gain (Loss)	$(11,101)	$271,243	$-	$13,312	$273,454

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$70,725	$-	$9,754	$80,479
Swap Agreements	(41,302)	-	-	-	(41,302)

Total Change in Appreciation (Depreciation)	$(41,302)	$70,725	$-	$9,754	$39,177

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	45	-	21	66
Swap Agreements	$4,462,713	$-	$-	$-	$4,462,713

Value Fund
Realized Gain (Loss)#
Purchased Options	$-	$(613,157)	$-	$-	$(613,157)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$11,389	$-	$-	$11,389

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,838	-	-	1,838

Disciplined Value Fund
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	691	-	-	691

Main Street Small/Mid Cap Fund
Asset Derivatives
Rights*	$-	$3	$-	$-	$3

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	300	-	-	300

Small/Mid Cap Opportunities Fund
Asset Derivatives
Rights*	$-	$6	$-	$-	$6

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600	-	-	600

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Global Fund
Asset Derivatives
Rights*	$-	$73,790	$-	$-	$73,790

Change in Appreciation (Depreciation)##
Rights	$-	$(5,796)	$-	$-	$(5,796)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	516,158	-	-	516,158

International Equity Fund
Asset Derivatives
Warrants*	$-	$4,853	$-	$-	$4,853
Rights*	-	0	-	-	0

Total Value	$-	$4,853	$-	$-	$4,853

Change in Appreciation (Depreciation)##
Warrants	$-	$(55)	$-	$-	$(55)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	350,472	-	-	350,472
Warrants	-	4,657,320	-	-	4,657,320

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2012.

The Main Street Small/Mid Cap Fund, Small/Mid Cap Opportunities Fund, and International Equity Fund had no change in appreciation (depreciation) on rights and the Disciplined Value had no realized gain (loss) on rights during the period ended April 30, 2012.

Further details regarding the derivatives and other investments held by the Funds during the period ended April 30, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into.

Notes to Financial Statements (Unaudited) (Continued)

Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at April 30, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
	Barclays Bank PLC	850,000,000	Japanese Yen	6/20/12	$10,505,499	$10,650,889	$145,390

	Canadian Imperial Bank of Commerce	700,000	Euro	5/24/12	920,297	926,664	6,367

	Deutsche Bank AG	360,000	Euro	5/24/12	472,867	476,570	3,703

	UBS AG	1,400,000	Singapore Dollar	5/24/12	1,105,243	1,131,337	26,094

					$13,003,906	$13,185,460	$181,554

SELLS
	Barclays Bank PLC	12,000,000	Japanese Yen	5/02/12	$149,645	$150,301	$(656)

	Canadian Imperial Bank of Commerce	165,000	Euro	5/24/12	215,807	218,428	(2,621)

	Credit Suisse Securities LLC	4,995,000	Polish Zloty	5/24/12	1,569,817	1,580,620	(10,803)

	Deutsche Bank AG	21,000,000	Mexican Peso	5/15/12	1,641,715	1,610,310	31,405
	Deutsche Bank AG	10,200,000	Swedish Krona	5/24/12	1,500,353	1,516,286	(15,933)

					3,142,068	3,126,596	15,472

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
SELLS (Continued)

HSBC Bank PLC	2,150,000	Australian Dollar	5/15/12	$2,223,358	$2,237,094	$(13,736)
HSBC Bank PLC	350,000	British Pound	5/24/12	554,855	567,938	(13,083)
HSBC Bank PLC	1,200,000	Canadian Dollar	5/15/12	1,204,650	1,214,398	(9,748)

				3,982,863	4,019,430	(36,567)

JP Morgan Chase Bank	11,000,000	South African Rand	5/24/12	1,410,565	1,410,750	(185)

				$10,470,765	$10,506,125	$(35,360)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at April 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
72	U.S. Treasury Note 10 Year	6/20/12	$(9,524,250)	$(158,896)
181	U.S. Treasury Note 5 Year	6/29/12	(22,407,234)	(154,816)

				$(313,712)

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Core Bond Fund
BUYS
434	U.S. Treasury Note 2 Year	6/29/12	$95,717,344	$140,771

Diversified Bond Fund
BUYS
10	Ultra Long U.S. Treasury Bond	6/20/12	$1,578,125	$8,243
53	U.S. Treasury Note 2 Year	6/29/12	11,688,984	12,441
99	U.S. Treasury Note 5 Year	6/29/12	12,255,891	60,666

				$81,350

SELLS
19	U.S. Treasury Bond 30 Year	6/20/12	$(2,714,625)	$(18,666)
77	U.S. Treasury Note 10 Year	6/20/12	(10,185,656)	(127,024)

				$(145,690)

Balanced Fund
BUYS
11	U.S. Treasury Note 2 Year	6/29/12	$2,426,016	$3,569
6	U.S. Treasury Note 5 Year	6/29/12	742,781	2,555

				$6,124

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the

Notes to Financial Statements (Unaudited) (Continued)

credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at April 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
$800,000	USD	3/20/17	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	$(464)	$12,622	$12,158

1,065,000	USD	3/20/17	Goldman Sachs & Co.	Buy	(1.000)%	UK Treasury Bond	(862)	(18,113)	(18,975)
10,675,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18	(39,534)	15,089	(24,445)
2,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(31,286)	120,756	89,470
3,130,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(58,227)	179,984	121,757
6,600,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(222,145)	478,885	256,740
2,600,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(87,367)	188,507	101,140
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(28,057)	69,875	41,818
3,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(35,529)	160,009	124,480
3,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(52,334)	178,759	126,425
1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(91,650)	150,000	58,350
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(294,735)	493,125	198,390
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(35,503)	99,688	64,185
2,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(17,200)	95,000	77,800

							(994,429)	2,211,564	1,217,135

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund**
Credit Default Swaps
$2,670,000	USD	3/20/17	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	$(1,549)	$42,125	$40,576

4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	27,262	-	27,262

3,550,000	USD	3/20/17	Goldman Sachs & Co	Buy	(1.000)%	UK Treasury Bond	(2,872)	(60,376)	(63,248)
30,500,000	USD	6/20/17	Goldman Sachs & Co	Buy	(1.000)%	CDX.NA.IG.18	(112,954)	43,111	(69,843)
8,825,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(164,170)	507,462	343,292
19,690,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(661,639)	1,427,580	765,941
11,710,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(393,489)	849,008	455,519
8,500,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(94,374)	425,024	330,650
9,300,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(149,756)	511,526	361,770
7,700,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(104,741)	404,271	299,530
5,000,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(305,500)	500,000	194,500
17,000,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(982,450)	1,643,750	661,300
2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(65,250)	162,500	97,250
5,100,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(109,735)	308,125	198,390
4,175,000	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(35,905)	198,312	162,407

							(3,182,835)	6,920,293	3,737,458

Diversified Bond Fund***
Credit Default Swaps
195,000	USD	3/20/17	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	(113)	3,077	2,964

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	7,629	-	7,629

10,000,000	USD	3/20/15	Goldman Sachs & Co.	Buy	(1.000)%	UK Treasury Bond	(1,144)	(207,097)	(208,241)
255,000	USD	3/20/17	Goldman Sachs & Co.	Buy	(1.000)%	UK Treasury Bond	(206)	(4,337)	(4,543)
5,000,000	EUR	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	Deutsche Bank AG	50,294	168,595	218,889
5,000,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18	21,631	134,375	156,006
440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(11,484)	28,600	17,116
575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(4,945)	27,312	22,367
700,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(9,522)	36,752	27,230
770,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(25,874)	55,827	29,953

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund*** (Continued)
Credit Default Swaps (Continued)
$800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(14,882)	$46,002	$31,120
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(26,896)	75,521	48,625
1,720,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(99,401)	166,309	66,908
2,540,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(85,351)	184,157	98,806

							(207,780)	712,016	504,236

Balanced Fund****
Credit Default Swaps
70,000	USD	3/20/17	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	(41)	1,104	1,063

180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	1,221	-	1,221

90,000	USD	3/20/17	Goldman Sachs & Co.	Buy	(1.000)%	UK Treasury Bond	(73)	(1,531)	(1,604)
1,050,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18	(3,889)	1,484	(2,405)
300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(5,581)	17,251	11,670
655,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(22,010)	47,489	25,479
110,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,696)	7,975	4,279
225,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(2,498)	11,251	8,753
315,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(5,072)	17,326	12,254
250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,401)	13,126	9,725
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(11,609)	19,000	7,391
646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(37,333)	62,462	25,129
75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,958)	4,875	2,917
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,765)	10,573	6,808
125,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,075)	5,938	4,863

							(101,960)	217,219	115,259

EUR	Euro
USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $1,070,000 in cash at April 30, 2012.
**	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $3,732,547 in securities at April 30, 2012.
***	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $620,000 in cash at April 30, 2012.
****	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $280,000 in cash at April 30, 2012.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that

Notes to Financial Statements (Unaudited) (Continued)

security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Notes to Financial Statements (Unaudited) (Continued)

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase agreements at April 30, 2012:

Description	Value
Inflation-Protected and Income Fund
Agreement with Barclays Bank PLC, dated 2/16/12, 0.220%, to be repurchased on demand until 5/16/12 at value plus accrued interest.	$9,801,150
Agreement with Barclays Bank PLC, dated 3/06/12, 0.220%, to be repurchased on demand until 6/06/12 at value plus accrued interest.	4,675,569
Agreement with Barclays Bank PLC, dated 3/13/12, 0.230%, to be repurchased on demand until 6/13/12 at value plus accrued interest.	20,817,625
Agreement with Barclays Bank PLC, dated 3/21/12, 0.250%, to be repurchased on demand until 6/19/12 at value plus accrued interest.	29,167,250
Agreement with Daiwa Securities, dated 2/28/12, 0.250%, to be repurchased on demand until 5/30/12 at value plus accrued interest.	21,695,000
Agreement with Deutsche Bank AG, dated 3/16/12, 0.250%, to be repurchased on demand until 6/19/12 at value plus accrued interest.	17,932,000
Agreement with Deutsche Bank AG, dated 4/12/12, 0.250%, to be repurchased on demand until 07/11/12 at value plus accrued interest.	15,996,000
Agreement with Goldman Sachs & Co., dated 2/21/12, 0.200%, to be repurchased on demand until 5/22/12 at value plus accrued interest.	7,632,000
Agreement with Goldman Sachs & Co., dated 3/20/12, 0.250%, to be repurchased on demand until 6/19/12 at value plus accrued interest.	40,915,000
Agreement with Goldman Sachs & Co., dated 4/12/12, 0.230%, to be repurchased on demand until 5/22/12 at value plus accrued interest.	5,632,000
Agreement with HSBC Finance Corp., dated 2/02/12, 0.170%, to be repurchased on demand until 5/02/12 at value plus accrued interest.	10,959,500
Agreement with HSBC Finance Corp., dated 2/22/12, 0.180%, to be repurchased on demand until 5/23/12 at value plus accrued interest.	10,608,255
Agreement with HSBC Finance Corp., dated 3/09/12, 0.220%, to be repurchased on demand until 6/12/12 at value plus accrued interest.	20,287,000
Agreement with HSBC Finance Corp., dated 4/12/12, 0.230%, to be repurchased on demand until 7/12/12 at value plus accrued interest.	32,008,510
Agreement with HSBC Finance Corp., dated 4/24/12, 0.220%, to be repurchased on demand until 7/24/12 at value plus accrued interest.	5,031,390
Agreement with Morgan Stanley, dated 2/17/12, 0.230%, to be repurchased on demand until 5/17/12 at value plus accrued interest.	15,227,830
Agreement with Morgan Stanley, dated 3/06/12, 0.240%, to be repurchased on demand until 6/06/12 at value plus accrued interest.	19,600,217
Agreement with Morgan Stanley, dated 4/26/12, 0.260%, to be repurchased on demand until 7/26/12 at value plus accrued interest.	4,005,344

$291,991,640

Average balance outstanding	$141,403,543
Maximum balance outstanding	$291,991,640
Average interest rate	0.21%
Weighted average maturity	58 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40%
Inflation-Protected and Income Fund	0.48%
Core Bond Fund	0.48% on the first $1.5 billion; and
0.43% on any excess over $1.5 billion
Diversified Bond Fund	0.50%
High Yield Fund	0.50%
International Bond Fund	0.60%
Balanced Fund	0.48%
Value Fund	0.50%
Disciplined Value Fund	0.50%
Main Street Fund	0.65%
Capital Appreciation Fund	0.65%
Disciplined Growth Fund	0.50%
Discovery Value Fund	0.80%
Main Street Small/Mid Cap Fund	0.58%
Small/Mid Cap Opportunities Fund	0.58%
Global Fund	0.80%
International Equity Fund	0.85% on the first $1.25 billion; and
0.80% on any excess over $1.25 billion
Focused International Fund	0.90%
Strategic Emerging Markets Fund	1.05%

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% on the first $50 million;
0.21% on the next $50 million; and
0.20% on any excess over $100 million
Disciplined Value Fund*	0.25% on the first $50 million;
0.21% on the next $50 million;
0.17% on the next $650 million; and
0.14% on any excess over $750 million
Disciplined Growth Fund*	0.25% on the first $50 million;
0.21% on the next $50 million;
0.17% on the next $650 million; and
0.14% on any excess over $750 million

*	Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund and is primarily responsible for managing each Fund’s commercial mortgage backed securities. Cornerstone is a wholly-owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MassMutual and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect of any Fund shall be considered the acts and omissions of Babson Capital.

MassMutual has entered into investment subadvisory agreements with Baring International Investment Limited (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., which is wholly-owned by MassMutual Holding LLC, on behalf of certain Funds. These agreements provide that Baring manage the investment and reinvestment of the assets of these Funds. Baring receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

International Bond Fund	0.30%
Focused International Fund	0.55%
Strategic Emerging Markets Fund	0.65%

MassMutual has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., which is majority owned by MassMutual Holding LLC, on behalf of certain Funds.

Notes to Financial Statements (Unaudited) (Continued)

These agreements provide that OFI manage the investment and reinvestment of the assets of these Funds. OFI receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Capital Appreciation Fund	0.42% on the first $700 million; and
0.25% on any excess over $700 million
Global Fund	0.50% on the first $750 million;
0.28% on the next $50 million; and
0.25% on any excess over $800 million

MassMutual has entered into investment subadvisory agreements with OFI Institutional Asset Management, Inc. (“OFI Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Institutional manage the investment and reinvestment of the assets of these Funds. OFI Institutional receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% on the first $1 billion; and
0.30% on any excess over $1 billion
Discovery Value Fund	0.40%
Main Street Small/Mid Cap Fund	0.40%
Small/Mid Cap Opportunities Fund	0.40% on the first $1 billion; and
0.30% on any excess over $1 billion
International Equity Fund	0.50% on the first $250 million;
0.475% on the next $250 million;
0.425% on the next $500 million;
0.40% on the next $500 million; and
0.375% on any excess over $1.5 billion

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class Z	Class S	Class Y	Class L	Class A	Class N
Money Market Fund	None	0.0766%	0.1766%	None	0.3266%	None
Short-Duration Bond Fund	0.0700%	0.2589%	0.3089%	0.3889%	0.3889%	0.4389%
Inflation-Protected and Income Fund	0.0500%	0.1608%	0.2608%	0.4108%	0.3108%	0.3608%
Core Bond Fund	0.0600%	0.2651%	0.3151%	0.3851%	0.3851%	0.4551%
Diversified Bond Fund	0.0700%	0.3360%	0.3860%	0.3960%	0.3860%	0.4360%
High Yield Fund	0.0400%	0.2443%	0.2943%	0.4443%	0.4443%	0.4943%
International Bond Fund	None	0.0500%	0.1500%	0.3000%	0.3000%	None
Balanced Fund	None	0.0868%	0.2468%	0.3968%	0.3968%	None
Value Fund	None	0.0658%	0.1658%	0.2758%	0.3158%	0.3758%
Disciplined Value Fund	None	0.0285%	0.1185%	0.2585%	0.2585%	0.3085%
Main Street Fund	None	0.1100%	0.1600%	0.3100%	0.3100%	0.3600%
Capital Appreciation Fund	None	0.1000%	0.1500%	0.3000%	0.3000%	0.3500%
Disciplined Growth Fund	None	0.0244%	0.1144%	0.2544%	0.2544%	None
Discovery Value Fund	None	0.0500%	0.1500%	0.3000%	0.3000%	0.4500%
Main Street Small/Mid Cap Fund	None	0.0500%	0.1500%	0.3000%	0.3000%	0.3500%
Small/Mid Cap Opportunities Fund	None	0.0971%	0.1971%	0.2971%	0.2971%	None
Global Fund	None	0.1800%	0.2100%	0.3600%	0.3600%	0.4100%
International Equity Fund	None	0.1392%	0.1692%	0.3192%	0.3192%	None
Focused International Fund	0.0600%	0.1500%	0.2500%	0.4000%	0.4000%	0.5500%
Strategic Emerging Markets Fund	0.0400%	0.2000%	0.3000%	0.4500%	0.4500%	None

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class Z	Class S	Class Y	Class L	Class A	Class N
International Bond Fund*,†	None	0.7500%	0.8000%	0.9500%	1.2000%	None
Main Street Fund*,†	None	0.7100%	0.7600%	0.9100%	1.1600%	1.4600%
Capital Appreciation Fund*,†	None	0.7100%	0.8200%	0.9700%	1.0900%	1.4600%
Discovery Value Fund*,†	None	0.9300%	1.0000%	1.1500%	1.4000%	1.7000%
Main Street Small/Mid Cap Fund*,†	None	0.6900%	0.7900%	0.8900%	1.1400%	1.4900%
Small/Mid Cap Opportunities Fund*,†	None	0.6900%	0.7900%	0.8900%	1.1400%	None
Global Fund*,†	None	0.8900%	1.0300%	1.1400%	1.4300%	1.5200%
Strategic Emerging Markets Fund*,†	0.9900%	1.1500%	1.2500%	1.4000%	1.6500%	None

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through February 28, 2013.
†	As of March 1, 2012, interest expense and short sale dividend and loan expense are also excluded from the cap.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees in an attempt to allow each class of the Fund to avoid a negative yield. There is no guarantee that a class of the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

MassMutual has agreed to waive, through February 28, 2013, 0.14% of the management fee for each class of the Short-Duration Bond Fund, 0.13% of the management fee for each class of the Inflation-Protection and Income Fund, 0.18% of the management fee for each class of the Core Bond Fund, 0.17% of the management fee for each class of the Diversified Bond Fund, 0.10% of the management fee for each class of the High Yield Fund, 0.05% of the management fee for each class of the Disciplined Value Fund, 0.05% of the management fee for each class of the Disciplined Growth Fund, 0.10% of the management fee for each class of the Focused International Fund, and 0.15% of the management fee for each class of the Strategic Emerging Markets Fund based upon each class’s average daily net assets.

MassMutual has agreed to waive, through February 28, 2013, 0.22% of the administration fees for Class A of the Money Market Fund, and 0.02% of the administration fees for Classes S, Y, L, and A of the Balanced Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at April 30, 2012:

Total % of Ownership by Related Party
Money Market Fund	70.2%
Short-Duration Bond Fund	94.0%
Inflation-Protected and Income Fund	93.1%
Core Bond Fund	91.8%
Diversified Bond Fund	76.7%
High Yield Fund	89.7%
International Bond Fund	99.2%
Balanced Fund	94.6%
Value Fund	97.4%
Disciplined Value Fund	89.3%
Main Street Fund	97.3%
Capital Appreciation Fund	96.8%
Disciplined Growth Fund	87.5%
Discovery Value Fund	75.2%
Main Street Small/Mid Cap Fund	99.0%
Small/Mid Cap Opportunities Fund	96.8%
Global Fund	94.8%
International Equity Fund	94.5%
Focused International Fund	47.1%
Strategic Emerging Markets Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments and redemptions in-kind) for the period ended April 30, 2012, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$610,649,279	$97,769,547	$625,909,841	$107,184,186
Inflation-Protected and Income Fund	30,851,970	34,026,122	25,685,294	18,068,252
Core Bond Fund	4,160,792,184	169,989,416	4,119,884,876	161,698,048
Diversified Bond Fund	308,433,532	21,156,598	310,750,840	17,430,790
High Yield Fund	-	115,648,740	-	102,519,592

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
International Bond Fund	$-	$8,408,063	$-	$13,826,814
Balanced Fund	108,684,028	47,192,158	110,382,378	57,315,785
Value Fund	-	54,638,148	-	65,742,622
Disciplined Value Fund	-	207,013,097	-	210,243,145
Main Street Fund	-	27,557,448	-	39,226,296
Capital Appreciation Fund	-	49,673,047	-	127,075,629
Disciplined Growth Fund	-	196,261,078	-	196,508,144
Discovery Value Fund	-	3,996,169	-	10,764,945
Main Street Small/Mid Cap Fund	-	31,760,835	-	32,939,971
Small/Mid Cap Opportunities Fund	-	62,960,117	-	74,535,827
Global Fund	-	54,788,018	-	68,778,062
International Equity Fund	-	109,618,248	-	281,761,720
Focused International Fund	-	64,446,303	-	13,870,590
Strategic Emerging Markets Fund	-	61,478,448	-	65,736,074

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Money Market Fund Class S
Sold	275,205,681	$275,205,681	299,380,590	$299,380,590
Issued as reinvestment of dividends	5,352	5,352	5,031	5,031
Redeemed	(261,946,196)	(261,946,196)	(330,966,465)	(330,966,465)

Net increase (decrease)	13,264,837	$13,264,837	(31,580,844)	$(31,580,844)

Money Market Fund Class Y
Sold	147,119,361	$147,119,361	305,430,395	$305,430,395
Issued as reinvestment of dividends	6,022	6,022	5,000	5,000
Redeemed	(265,581,453)	(265,581,453)	(266,530,157)	(266,530,157)

Net increase (decrease)	(118,456,070)	$(118,456,070)	38,905,238	$38,905,238

Money Market Fund Class A
Sold	314,188,367	$314,188,367	450,389,020	$450,389,020
Issued as reinvestment of dividends	6,001	6,001	5,714	5,714
Redeemed	(332,597,689)	(332,597,689)	(451,347,328)	(451,347,328)

Net increase (decrease)	(18,403,321)	$(18,403,321)	(952,594)	$(952,594)

Short-Duration Bond Fund Class Z*
Sold	2,420,591	$25,699,774	15,293,057	$165,101,559
Issued as reinvestment of dividends	529,773	5,541,426	0 +	3
Redeemed	(1,804,608)	(19,096,026)	(2,648,802)	(28,650,611)

Net increase (decrease)	1,145,756	$12,145,174	12,644,255	$136,450,951

Short-Duration Bond Fund Class S
Sold	1,918,095	$20,411,200	7,614,010	$81,913,050
Issued as reinvestment of dividends	531,744	5,577,996	540,241	5,694,136
Redeemed	(2,987,178)	(31,890,017)	(11,224,683)	(120,955,184)

Net increase (decrease)	(537,339)	$(5,900,821)	(3,070,432)	$(33,347,998)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Short-Duration Bond Fund Class Y
Sold	2,215,701	$23,374,447	4,505,124	$47,953,738
Issued as reinvestment of dividends	260,122	2,713,076	132,418	1,387,737
Redeemed	(1,061,661)	(11,253,916)	(3,130,690)	(33,697,563)

Net increase (decrease)	1,414,162	$14,833,607	1,506,852	$15,643,912

Short-Duration Bond Fund Class L
Sold	477,870	$5,028,375	3,879,334	$41,221,923
Issued as reinvestment of dividends	141,113	1,468,992	339,325	3,535,767
Redeemed	(715,296)	(7,535,818)	(11,690,221)	(124,597,491)

Net increase (decrease)	(96,313)	$(1,038,451)	(7,471,562)	$(79,839,801)

Short-Duration Bond Fund Class A
Sold	1,366,003	$14,319,614	1,312,431	$13,860,401
Issued as reinvestment of dividends	231,759	2,401,025	190,028	1,978,197
Redeemed	(1,171,930)	(12,247,275)	(4,121,514)	(43,852,033)

Net increase (decrease)	425,832	$4,473,364	(2,619,055)	$(28,013,435)

Short-Duration Bond Fund Class N
Sold	15,104	$160,331	71,039	$743,329
Issued as reinvestment of dividends	28,141	289,006	16,844	173,995
Redeemed	(793,774)	(8,239,806)	(4,416)	(46,617)

Net increase (decrease)	(750,529)	$(7,790,469)	83,467	$870,707

Inflation-Protected and Income Fund Class Z**
Sold	3,589,507	$42,709,982	10,087,639	$112,767,761
Issued as reinvestment of dividends	479,461	5,552,157	-	-
Redeemed	(2,377,901)	(27,711,826)	(1,550,962)	(17,940,867)

Net increase (decrease)	1,691,067	$20,550,313	8,536,677	$94,826,894

Inflation-Protected and Income Fund Class S
Sold	1,097,652	$12,878,723	6,190,581	$68,710,907
Issued as reinvestment of dividends	231,666	2,682,692	264,235	2,787,672
Redeemed	(3,033,859)	(36,139,505)	(7,156,248)	(79,847,892)

Net increase (decrease)	(1,704,541)	$(20,578,090)	(701,432)	$(8,349,313)

Inflation-Protected and Income Fund Class Y
Sold	1,055,163	$12,323,401	1,499,718	$16,794,836
Issued as reinvestment of dividends	285,490	3,300,262	275,542	2,901,460
Redeemed	(369,134)	(4,311,199)	(3,532,241)	(39,316,900)

Net increase (decrease)	971,519	$11,312,464	(1,756,981)	$(19,620,604)

Inflation-Protected and Income Fund Class L
Sold	163,241	$1,919,634	2,514,060	$27,194,117
Issued as reinvestment of dividends	15,988	186,582	103,406	1,087,830
Redeemed	(25,247)	(298,069)	(5,660,763)	(62,764,347)

Net increase (decrease)	153,982	$1,808,147	(3,043,297)	$(34,482,400)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Inflation-Protected and Income Fund Class A
Sold	456,112	$5,296,332	618,554	$6,820,429
Issued as reinvestment of dividends	133,843	1,527,145	98,103	1,021,254
Redeemed	(321,327)	(3,691,549)	(793,280)	(8,709,732)

Net increase (decrease)	268,628	$3,131,928	(76,623)	$(868,049)

Inflation-Protected and Income Fund Class N
Sold	34,127	$394,921	30,188	$334,967
Issued as reinvestment of dividends	1,912	21,952	712	7,471
Redeemed	(16,584)	(191,371)	(8,777)	(98,287)

Net increase (decrease)	19,455	$225,502	22,123	$244,151

Core Bond Fund Class Z*
Sold	14,529,316	$168,782,370	30,741,396	$350,182,504
Issued as reinvestment of dividends	1,681,502	18,916,901	1	6
Redeemed	(3,216,406)	(36,646,381)	(3,647,305)	(41,904,115)

Net increase (decrease)	12,994,412	$151,052,890	27,094,092	$308,278,395

Core Bond Fund Class S
Sold	4,953,218	$56,983,588	20,866,361	$237,808,654
Issued as reinvestment of dividends	2,706,628	30,530,764	4,208,779	45,917,783
Redeemed	(12,167,864)	(141,442,343)	(23,250,584)	(263,177,625)

Net increase (decrease)	(4,508,018)	$(53,927,991)	1,824,556	$20,548,812

Core Bond Fund Class Y
Sold	3,236,222	$36,825,798	3,829,359	$43,182,844
Issued as reinvestment of dividends	561,703	6,307,924	836,786	9,095,861
Redeemed	(2,993,238)	(34,204,513)	(5,007,987)	(56,205,746)

Net increase (decrease)	804,687	$8,929,209	(341,842)	$(3,927,041)

Core Bond Fund Class L
Sold	949,076	$10,745,348	8,987,754	$100,721,220
Issued as reinvestment of dividends	330,413	3,690,716	1,135,563	12,264,078
Redeemed	(1,073,039)	(12,115,583)	(20,771,340)	(232,838,167)

Net increase (decrease)	206,450	$2,320,481	(10,648,023)	$(119,852,869)

Core Bond Fund Class A
Sold	1,254,617	$14,132,660	2,947,680	$32,844,058
Issued as reinvestment of dividends	724,815	8,038,204	1,057,656	11,359,226
Redeemed	(2,895,300)	(32,470,433)	(4,150,033)	(46,126,032)

Net increase (decrease)	(915,868)	$(10,299,569)	(144,697)	$(1,922,748)

Core Bond Fund Class N
Sold	50,940	$581,817	30,989	$350,981
Issued as reinvestment of dividends	3,218	36,332	4,564	49,889
Redeemed	(10,615)	(122,062)	(33,053)	(371,074)

Net increase (decrease)	43,543	$496,087	2,500	$29,796

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Diversified Bond Fund Class Z*
Sold	-	$-	6,303,033	$68,451,860
Issued as reinvestment of dividends	1	7	1	5
Redeemed	-	-	(6,303,025)	(69,153,941)

Net increase (decrease)	1	$7	9	$(702,076)

Diversified Bond Fund Class S
Sold	720,390	$7,297,144	662,006	$7,103,329
Issued as reinvestment of dividends	355,764	3,522,064	232,436	2,415,008
Redeemed	(254,402)	(2,624,829)	(2,860,158)	(30,770,801)

Net increase (decrease)	821,752	$8,194,379	(1,965,716)	$(21,252,464)

Diversified Bond Fund Class Y
Sold	484,671	$4,912,862	375,541	$4,081,617
Issued as reinvestment of dividends	409,736	4,060,482	157,184	1,636,287
Redeemed	(653,590)	(6,641,766)	(386,765)	(4,150,809)

Net increase (decrease)	240,817	$2,331,578	145,960	$1,567,095

Diversified Bond Fund Class L
Sold	113,993	$1,208,839	1,167,724	$12,516,970
Issued as reinvestment of dividends	117,927	1,178,091	471,807	4,887,921
Redeemed	(471,160)	(4,811,889)	(10,000,277)	(107,880,043)

Net increase (decrease)	(239,240)	$(2,424,959)	(8,360,746)	$(90,475,152)

Diversified Bond Fund Class A
Sold	341,548	$3,547,205	636,914	$6,908,203
Issued as reinvestment of dividends	413,086	4,114,329	204,757	2,137,661
Redeemed	(499,827)	(5,158,914)	(1,831,159)	(19,934,818)

Net increase (decrease)	254,807	$2,502,620	(989,488)	$(10,888,954)

Diversified Bond Fund Class N
Sold	-	$-	405	$4,397
Issued as reinvestment of dividends	10	105	473	4,970
Redeemed	-	-	(17,434)	(184,113)

Net increase (decrease)	10	$105	(16,556)	$(174,746)

High Yield Fund Class Z**
Sold	3,847,701	$35,023,094	9,117,001	$81,836,139
Issued as reinvestment of dividends	733,492	6,322,701	-	-
Redeemed	(2,004,158)	(18,035,452)	(683,825)	(6,187,997)

Net increase (decrease)	2,577,035	$23,310,343	8,433,176	$75,648,142

High Yield Fund Class S
Sold	1,184,906	$10,377,091	1,799,059	$16,454,914
Issued as reinvestment of dividends	93,289	806,955	570,802	4,926,019
Redeemed	(3,203,659)	(29,143,201)	(4,327,811)	(39,646,017)

Net increase (decrease)	(1,925,464)	$(17,959,155)	(1,957,950)	$(18,265,084)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

High Yield Fund Class Y
Sold	623,798	$5,595,873	1,128,685	$10,285,710
Issued as reinvestment of dividends	365,618	3,162,596	550,354	4,771,568
Redeemed	(1,093,116)	(9,935,175)	(1,492,651)	(13,690,339)

Net increase (decrease)	(103,700)	$(1,176,706)	186,388	$1,366,939

High Yield Fund Class L
Sold	98,833	$885,362	1,483,305	$13,626,930
Issued as reinvestment of dividends	34,517	296,498	54,947	473,093
Redeemed	(125,716)	(1,099,132)	(1,554,100)	(14,120,771)

Net increase (decrease)	7,634	$82,728	(15,848)	$(20,748)

High Yield Fund Class A
Sold	1,356,735	$11,790,068	690,950	$6,241,730
Issued as reinvestment of dividends	210,307	1,798,127	395,798	3,391,988
Redeemed	(487,628)	(4,361,526)	(1,851,023)	(16,715,067)

Net increase (decrease)	1,079,414	$9,226,669	(764,275)	$(7,081,349)

High Yield Fund Class N
Sold	38,882	$353,063	10,792	$97,466
Issued as reinvestment of dividends	2,114	18,352	6,080	52,842
Redeemed	(18,991)	(172,794)	(47,509)	(431,806)

Net increase (decrease)	22,005	$198,621	(30,637)	$(281,498)

International Bond Fund Class S
Sold	715,281	$7,306,576	3,632,132	$38,033,883
Issued as reinvestment of dividends	166,775	1,672,757	132,292	1,288,526
Redeemed	(1,351,768)	(13,791,714)	(1,205,080)	(12,747,702)

Net increase (decrease)	(469,712)	$(4,812,381)	2,559,344	$26,574,707

International Bond Fund Class Y
Sold	-	$-	-	$-
Issued as reinvestment of dividends	351	3,520	563	5,478
Redeemed	-	-	-	-

Net increase (decrease)	351	$3,520	563	$5,478

International Bond Fund Class L
Sold	60	$636	2,052,793	$21,226,514
Issued as reinvestment of dividends	-	-	548	5,333
Redeemed	(1)	(14)	(2,052,701)	(21,614,942)

Net increase (decrease)	59	$622	640	$(383,095)

International Bond Fund Class A
Sold	23,919	$242,397	57,469	$602,173
Issued as reinvestment of dividends	3,229	32,227	5,366	51,995
Redeemed	(23,501)	(242,008)	(51,919)	(538,695)

Net increase (decrease)	3,647	$32,616	10,916	$115,473

Balanced Fund Class S
Sold	437,423	$4,617,339	560,807	$5,743,009
Issued as reinvestment of dividends	201,741	1,993,202	207,964	2,081,718
Redeemed	(865,255)	(8,937,819)	(2,396,920)	(24,641,827)

Net increase (decrease)	(226,091)	$(2,327,278)	(1,628,149)	$(16,817,100)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Balanced Fund Class Y
Sold	54,155	$597,494	58,154	$616,008
Issued as reinvestment of dividends	8,609	87,987	7,218	74,703
Redeemed	(22,925)	(252,308)	(46,472)	(491,764)

Net increase (decrease)	39,839	$433,173	18,900	$198,947

Balanced Fund Class L
Sold	101,826	$1,104,676	29,820	$302,811
Issued as reinvestment of dividends	817	8,115	5,827	58,152
Redeemed	(9,612)	(100,341)	(308,308)	(3,027,425)

Net increase (decrease)	93,031	$1,012,450	(272,661)	$(2,666,462)

Balanced Fund Class A
Sold	136,561	$1,399,566	237,564	$2,423,188
Issued as reinvestment of dividends	21,757	212,131	17,675	174,809
Redeemed	(108,857)	(1,147,323)	(254,781)	(2,596,461)

Net increase (decrease)	49,461	$464,374	458	$1,536

Value Fund Class S
Sold	162,384	$2,294,594	695,491	$10,212,977
Issued as reinvestment of dividends	179,619	2,329,663	156,022	2,231,112
Redeemed	(930,912)	(13,267,949)	(2,388,847)	(34,265,383)

Net increase (decrease)	(588,909)	$(8,643,692)	(1,537,334)	$(21,821,294)

Value Fund Class Y
Sold	1,894	$26,168	1,527	$22,487
Issued as reinvestment of dividends	172	2,246	134	1,923
Redeemed	(2,461)	(34,972)	(5,816)	(86,732)

Net increase (decrease)	(395)	$(6,558)	(4,155)	$(62,322)

Value Fund Class L
Sold	53,719	$770,044	283,983	$4,251,549
Issued as reinvestment of dividends	20,849	271,243	19,471	279,210
Redeemed	(121,584)	(1,724,367)	(648,642)	(9,424,646)

Net increase (decrease)	(47,016)	$(683,080)	(345,188)	$(4,893,887)

Value Fund Class A
Sold	43,470	$619,890	103,430	$1,461,492
Issued as reinvestment of dividends	7,358	95,730	8,572	122,659
Redeemed	(101,482)	(1,456,322)	(394,324)	(5,649,973)

Net increase (decrease)	(50,654)	$(740,702)	(282,322)	$(4,065,822)

Value Fund Class N
Sold	218	$2,984	658	$9,506
Issued as reinvestment of dividends	36	459	27	395
Redeemed	(3,833)	(53,042)	(861)	(12,272)

Net increase (decrease)	(3,579)	$(49,599)	(176)	$(2,371)

Disciplined Value Fund Class S
Sold	956,429	$9,771,314	9,666,741	$98,717,862
Issued as reinvestment of dividends	416,949	3,902,644	265,370	2,603,279
Redeemed	(2,086,443)	(21,488,555)	(4,426,483)	(44,936,237)

Net increase (decrease)	(713,065)	$(7,814,597)	5,505,628	$56,384,904

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Disciplined Value Fund Class Y
Sold	1,053,066	$10,927,520	974,935	$9,674,110
Issued as reinvestment of dividends	103,222	960,990	104,272	1,017,694
Redeemed	(623,647)	(6,276,361)	(1,680,660)	(17,312,297)

Net increase (decrease)	532,641	$5,612,149	(601,453)	$(6,620,493)

Disciplined Value Fund Class L
Sold	34,286	$363,920	1,490,223	$15,275,665
Issued as reinvestment of dividends	-	-	110,947	1,080,621
Redeemed	(22,654)	(235,128)	(8,525,382)	(86,570,216)

Net increase (decrease)	11,632	$128,792	(6,924,212)	$(70,213,930)

Disciplined Value Fund Class A
Sold	83,672	$826,648	182,379	$1,789,999
Issued as reinvestment of dividends	14,136	130,901	13,640	132,449
Redeemed	(160,742)	(1,637,737)	(280,903)	(2,768,051)

Net increase (decrease)	(62,934)	$(680,188)	(84,884)	$(845,603)

Disciplined Value Fund Class N
Sold	101	$1,006	1,163	$11,541
Issued as reinvestment of dividends	33	311	112	1,095
Redeemed	(2,491)	(25,089)	(8,202)	(85,914)

Net increase (decrease)	(2,357)	$(23,772)	(6,927)	$(73,278)

Main Street Fund Class S
Sold	328,188	$3,057,908	730,747	$6,354,165
Issued as reinvestment of dividends	106,551	901,422	127,157	1,118,985
Redeemed	(803,688)	(7,444,161)	(2,841,397)	(25,081,646)

Net increase (decrease)	(368,949)	$(3,484,831)	(1,983,493)	$(17,608,496)

Main Street Fund Class Y
Sold	340,049	$3,364,020	51,632	$473,478
Issued as reinvestment of dividends	-	-	2,127	18,824
Redeemed	(678)	(6,805)	(292,946)	(2,525,235)

Net increase (decrease)	339,371	$3,357,215	(239,187)	$(2,032,933)

Main Street Fund Class L
Sold	144,980	$1,355,098	348,628	$3,093,575
Issued as reinvestment of dividends	27,328	230,920	36,677	322,753
Redeemed	(1,170,542)	(11,161,692)	(1,250,346)	(11,119,454)

Net increase (decrease)	(998,234)	$(9,575,674)	(865,041)	$(7,703,126)

Main Street Fund Class A
Sold	258,632	$2,503,262	199,426	$1,719,009
Issued as reinvestment of dividends	2,832	23,819	4,959	43,337
Redeemed	(134,410)	(1,212,614)	(366,502)	(3,173,123)

Net increase (decrease)	127,054	$1,314,467	(162,117)	$(1,410,777)

Main Street Fund Class N
Sold	1,047	$9,445	16,242	$129,572
Issued as reinvestment of dividends	48	407	34	301
Redeemed	(27,455)	(253,741)	(10,534)	(94,160)

Net increase (decrease)	(26,360)	$(243,889)	5,742	$35,713

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Capital Appreciation Fund Class S
Sold	345,598	$3,919,086	654,600	$6,994,374
Issued as reinvestment of dividends	185,423	1,870,912	147,912	1,569,344
Redeemed	(5,795,372)	(65,519,232)	(20,938,758)	(221,295,228)

Net increase (decrease)	(5,264,351)	$(59,729,234)	(20,136,246)	$(212,731,510)

Capital Appreciation Fund Class Y
Sold	155,958	$1,797,199	49,459	$530,030
Issued as reinvestment of dividends	776	7,821	2,475	26,161
Redeemed	(2,297)	(25,599)	(771,960)	(8,497,039)

Net increase (decrease)	154,437	$1,779,421	(720,026)	$(7,940,848)

Capital Appreciation Fund Class L
Sold	108,106	$1,211,514	496,249	$5,274,959
Issued as reinvestment of dividends	11,171	111,929	5,883	61,944
Redeemed	(160,914)	(1,758,776)	(2,301,421)	(24,579,579)

Net increase (decrease)	(41,637)	$(435,333)	(1,799,289)	$(19,242,676)

Capital Appreciation Fund Class A
Sold	275,213	$3,062,022	291,897	$3,084,606
Issued as reinvestment of dividends	29,026	290,256	760	7,982
Redeemed	(2,388,803)	(26,647,208)	(5,317,553)	(56,823,565)

Net increase (decrease)	(2,084,564)	$(23,294,930)	(5,024,896)	$(53,730,977)

Capital Appreciation Fund Class N
Sold	2,009	$21,880	5,540	$57,650
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,630)	(47,802)	(21,411)	(230,631)

Net increase (decrease)	(2,621)	$(25,922)	(15,871)	$(172,981)

Disciplined Growth Fund Class S
Sold	1,087,497	$11,078,233	11,933,147	$114,686,312
Issued as reinvestment of dividends	205,568	1,885,057	90,333	846,424
Redeemed	(2,182,933)	(22,494,047)	(2,272,241)	(21,841,556)

Net increase (decrease)	(889,868)	$(9,530,757)	9,751,239	$93,691,180

Disciplined Growth Fund Class Y
Sold	544,435	$5,407,412	1,011,517	$9,777,643
Issued as reinvestment of dividends	52,414	481,683	47,537	446,373
Redeemed	(729,500)	(7,246,403)	(951,326)	(9,028,185)

Net increase (decrease)	(132,651)	$(1,357,308)	107,728	$1,195,831

Disciplined Growth Fund Class L
Sold	619,141	$6,605,132	2,249,476	$21,858,127
Issued as reinvestment of dividends	-	-	64,988	608,941
Redeemed	(5,704)	(62,290)	(9,901,986)	(94,906,106)

Net increase (decrease)	613,437	$6,542,842	(7,587,522)	$(72,439,038)

Disciplined Growth Fund Class A
Sold	347,686	$3,603,050	287,399	$2,763,660
Issued as reinvestment of dividends	4,322	39,504	3,614	33,756
Redeemed	(81,672)	(817,373)	(137,513)	(1,299,467)

Net increase (decrease)	270,336	$2,825,181	153,500	$1,497,949

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Discovery Value Fund Class S
Sold	27,660	$265,851	178,756	$1,833,006
Issued as reinvestment of dividends	1,540	13,917	3,929	39,680
Redeemed	(164,491)	(1,674,230)	(1,595,886)	(15,764,707)

Net increase (decrease)	(135,291)	$(1,394,462)	(1,413,201)	$(13,892,021)

Discovery Value Fund Class Y
Sold	3,222	$31,106	90,026	$938,904
Issued as reinvestment of dividends	214	1,937	569	5,758
Redeemed	(78,401)	(773,397)	(169,251)	(1,802,283)

Net increase (decrease)	(74,965)	$(740,354)	(78,656)	$(857,621)

Discovery Value Fund Class L
Sold	4,366	$42,913	27,367	$277,935
Issued as reinvestment of dividends	108	983	721	7,272
Redeemed	(42,436)	(429,276)	(231,676)	(2,243,768)

Net increase (decrease)	(37,962)	$(385,380)	(203,588)	$(1,958,561)

Discovery Value Fund Class A
Sold	32,305	$316,961	118,130	$1,197,188
Issued as reinvestment of dividends	182	1,639	1,118	11,222
Redeemed	(485,939)	(4,825,677)	(767,333)	(7,919,340)

Net increase (decrease)	(453,452)	$(4,507,077)	(648,085)	$(6,710,930)

Discovery Value Fund Class N
Sold	4,294	$41,628	8,794	$87,879
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(38,672)	(390,873)	(11,508)	(113,156)

Net increase (decrease)	(34,378)	$(349,245)	(2,714)	$(25,277)

Main Street Small/Mid Cap Fund Class S
Sold	37,648	$426,179	2,833,870	$30,614,531
Issued as reinvestment of dividends	43,313	430,105	25,089	265,181
Redeemed	(34,424)	(384,377)	(712,704)	(7,100,073)

Net increase (decrease)	46,537	$471,907	2,146,255	$23,779,639

Main Street Small/Mid Cap Fund Class Y
Sold	839	$9,348	4,256	$44,594
Issued as reinvestment of dividends	106	1,055	838	8,845
Redeemed	(1,091)	(12,404)	(95,054)	(1,031,135)

Net increase (decrease)	(146)	$(2,001)	(89,960)	$(977,696)

Main Street Small/Mid Cap Fund Class L
Sold	23,599	$258,518	358,157	$3,813,111
Issued as reinvestment of dividends	-	-	16,960	179,268
Redeemed	(79,236)	(899,833)	(3,376,284)	(36,544,836)

Net increase (decrease)	(55,637)	$(641,315)	(3,001,167)	$(32,552,457)

Main Street Small/Mid Cap Fund Class A
Sold	95,605	$1,044,984	138,988	$1,471,298
Issued as reinvestment of dividends	1,205	11,937	2,829	29,760
Redeemed	(244,673)	(2,722,505)	(323,265)	(3,381,691)

Net increase (decrease)	(147,863)	$(1,665,584)	(181,448)	$(1,880,633)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Main Street Small/Mid Cap Fund Class N
Sold	13,775	$151,036	13,629	$142,993
Issued as reinvestment of dividends	23	224	39	414
Redeemed	(3,290)	(36,591)	(5,662)	(60,483)

Net increase (decrease)	10,508	$114,669	8,006	$82,924

Small/Mid Cap Opportunities Fund Class S
Sold	5,719,810	$54,080,471	604,510	$6,012,611
Issued as reinvestment of dividends	94,434	872,574	100,115	987,135
Redemptions in-kind	(5,362,903)	(51,430,244)	-	-
Redeemed	(6,483,117)	(62,053,350)	(2,770,151)	(27,884,620)

Net increase (decrease)	(6,031,776)	$(58,530,549)	(2,065,526)	$(20,884,874)

Small/Mid Cap Opportunities Fund Class Y
Sold	184,017	$1,961,150	33,816	$339,116
Issued as reinvestment of dividends	723	6,689	1,170	11,538
Redeemed	(79,653)	(751,366)	(20,981)	(205,435)

Net increase (decrease)	105,087	$1,216,473	14,005	$145,219

Small/Mid Cap Opportunities Fund Class L
Sold	103,881	$1,076,304	39,130	$391,440
Issued as reinvestment of dividends	1,471	13,546	851	8,366
Redeemed	(118,203)	(1,269,415)	(367,823)	(3,384,746)

Net increase (decrease)	(12,851)	$(179,565)	(327,842)	$(2,984,940)

Small/Mid Cap Opportunities Fund Class A
Sold	462,030	$4,785,594	713,009	$7,099,523
Issued as reinvestment of dividends	14,752	133,946	22,072	213,659
Redeemed	(1,086,199)	(11,219,961)	(2,323,827)	(22,311,950)

Net increase (decrease)	(609,417)	$(6,300,421)	(1,588,746)	$(14,998,768)

Global Fund Class S
Sold	356,036	$3,821,768	1,153,770	$12,891,475
Issued as reinvestment of dividends	298,496	2,838,694	309,972	3,378,699
Redeemed	(1,326,036)	(13,845,337)	(2,809,940)	(31,111,199)

Net increase (decrease)	(671,504)	$(7,184,875)	(1,346,198)	$(14,841,025)

Global Fund Class Y
Sold	37,519	$397,692	437,715	$4,831,883
Issued as reinvestment of dividends	8,999	85,125	11,433	123,930
Redeemed	(129,345)	(1,368,960)	(415,381)	(4,510,348)

Net increase (decrease)	(82,827)	$(886,143)	33,767	$445,465

Global Fund Class L
Sold	788,140	$8,288,303	1,196,943	$13,156,000
Issued as reinvestment of dividends	139,007	1,321,950	150,703	1,642,661
Redeemed	(1,471,215)	(15,484,163)	(2,533,464)	(28,095,811)

Net increase (decrease)	(544,068)	$(5,873,910)	(1,185,818)	$(13,297,150)

Global Fund Class A
Sold	479,625	$4,950,519	575,648	$6,327,533
Issued as reinvestment of dividends	33,139	312,829	42,210	456,286
Redeemed	(327,092)	(3,420,051)	(992,661)	(10,833,618)

Net increase (decrease)	185,672	$1,843,297	(374,803)	$(4,049,799)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Global Fund Class N
Sold	15,777	$166,840	21,547	$238,221
Issued as reinvestment of dividends	721	6,835	666	7,240
Redeemed	(11,135)	(112,907)	(15,490)	(172,094)

Net increase (decrease)	5,363	$60,768	6,723	$73,367

International Equity Fund Class S
Sold	1,707,830	$21,001,229	4,625,608	$68,037,040
Issued as reinvestment of dividends	4,024,054	44,626,752	414,147	5,860,173
Redeemed	(15,141,493)	(193,193,688)	(7,218,356)	(103,620,186)

Net increase (decrease)	(9,409,609)	$(127,565,707)	(2,178,601)	$(29,722,973)

International Equity Fund Class Y
Sold	440,647	$5,599,005	622,783	$9,215,301
Issued as reinvestment of dividends	207,499	2,299,092	9,638	136,382
Redeemed	(187,409)	(2,372,772)	(372,255)	(5,388,587)

Net increase (decrease)	460,737	$5,525,325	260,166	$3,963,096

International Equity Fund Class L
Sold	257,291	$3,211,182	517,038	$7,572,679
Issued as reinvestment of dividends	128,082	1,414,029	29,377	412,749
Redeemed	(272,279)	(3,412,812)	(3,341,708)	(49,400,655)

Net increase (decrease)	113,094	$1,212,399	(2,795,293)	$(41,415,227)

International Equity Fund Class A
Sold	428,813	$5,191,119	712,101	$10,106,735
Issued as reinvestment of dividends	504,236	5,460,879	23,480	325,667
Redeemed	(595,993)	(7,274,155)	(949,431)	(13,618,277)

Net increase (decrease)	337,056	$3,377,843	(213,850)	$(3,185,875)

Focused International Fund Class Z*
Sold	4,364,376	$51,182,282	2,580,191	$30,807,436
Issued as reinvestment of dividends	20,370	206,554	0 +	2
Redeemed	(477,871)	(5,385,323)	(453,565)	(5,340,771)

Net increase (decrease)	3,906,875	$46,003,513	2,126,626	$25,466,667

Focused International Fund Class S
Sold	641,281	$6,783,574	2,354,882	$27,564,874
Issued as reinvestment of dividends	20,263	205,670	34,343	395,980
Redeemed	(156,425)	(1,723,818)	(1,756,942)	(21,059,688)

Net increase (decrease)	505,119	$5,265,426	632,283	$6,901,166

Focused International Fund Class Y
Sold	85,834	$961,492	118,018	$1,395,954
Issued as reinvestment of dividends	5,069	51,354	12,176	140,147
Redeemed	(43,594)	(480,516)	(112,804)	(1,327,835)

Net increase (decrease)	47,309	$532,330	17,390	$208,266

Focused International Fund Class L
Sold	75,317	$828,705	451,603	$5,356,753
Issued as reinvestment of dividends	330	3,363	27,357	315,154
Redeemed	(45,733)	(520,355)	(1,658,899)	(19,453,248)

Net increase (decrease)	29,914	$311,713	(1,179,939)	$(13,781,341)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount

Focused International Fund Class A
Sold	105,789	$1,188,787	238,306	$2,772,640
Issued as reinvestment of dividends	2,989	30,244	36,776	422,195
Redeemed	(234,362)	(2,573,614)	(1,113,936)	(12,868,464)

Net increase (decrease)	(125,584)	$(1,354,583)	(838,854)	$(9,673,629)

Focused International Fund Class N
Sold	11,675	$126,274	16,510	$190,259
Issued as reinvestment of dividends	-	-	907	10,327
Redeemed	(18,166)	(199,028)	(19,017)	(221,246)

Net increase (decrease)	(6,491)	$(72,754)	(1,600)	$(20,660)

Strategic Emerging Markets Fund Class Z**
Sold	4,103,410	$52,181,207	7,164,379	$113,582,138
Issued as reinvestment of dividends	1,727,239	18,498,727	-	-
Redeemed	(1,313,091)	(16,137,119)	(574,614)	(8,541,888)

Net increase (decrease)	4,517,558	$54,542,815	6,589,765	$105,040,250

Strategic Emerging Markets Fund Class S
Sold	80,437	$1,039,379	1,974,957	$31,807,953
Issued as reinvestment of dividends	60,671	658,272	674,021	10,919,140
Redeemed	(3,288,871)	(41,991,883)	(5,071,683)	(81,639,594)

Net increase (decrease)	(3,147,763)	$(40,294,232)	(2,422,705)	$(38,912,501)

Strategic Emerging Markets Fund Class Y
Sold	21	$268	644	$10,379
Issued as reinvestment of dividends	2,320	24,867	1,123	18,190
Redeemed	(283)	(3,536)	(3)	(51)

Net increase (decrease)	2,058	$21,599	1,764	$28,518

Strategic Emerging Markets Fund Class L
Sold	4,401	$54,639	141,727	$2,378,410
Issued as reinvestment of dividends	5	61	307,445	4,971,384
Redeemed	(3)	(42)	(3,660,402)	(57,545,450)

Net increase (decrease)	4,403	$54,658	(3,211,230)	$(50,195,656)

Strategic Emerging Markets Fund Class A
Sold	30,530	$366,746	5,041	$80,803
Issued as reinvestment of dividends	4,769	50,981	3,471	55,982
Redeemed	(15,141)	(187,651)	(17,221)	(262,193)

Net increase (decrease)	20,158	$230,076	(8,709)	$(125,408)

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.
+	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended April 30, 2012, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares

Notes to Financial Statements (Unaudited) (Continued)

made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended April 30, 2012, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At April 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$554,585,550	$6,205,185	$(3,547,313)	$2,657,872
Inflation-Protected and Income Fund	587,330,563	38,948,782	(579,781)	38,369,001
Core Bond Fund	2,078,061,427	56,641,928	(15,563,279)	41,078,649
Diversified Bond Fund	153,063,423	5,012,529	(3,780,261)	1,232,268
High Yield Fund	215,946,674	9,932,682	(4,942,530)	4,990,152
International Bond Fund	45,124,147	2,216,295	(375,354)	1,840,941
Balanced Fund	127,661,243	8,509,611	(2,035,524)	6,474,087
Value Fund	159,027,381	18,412,740	(7,043,623)	11,369,117
Disciplined Value Fund	267,676,002	22,824,992	(2,874,666)	19,950,326
Main Street Fund	132,128,503	39,862,751	(1,145,904)	38,716,847
Capital Appreciation Fund	249,354,354	84,549,632	(5,556,019)	78,993,613
Disciplined Growth Fund	231,762,707	34,076,965	(2,337,248)	31,739,717
Discovery Value Fund	8,910,243	950,535	(339,411)	611,124
Main Street Small/Mid Cap Fund	65,420,931	10,614,608	(1,721,559)	8,893,049
Small/Mid Cap Opportunities Fund	116,087,464	18,226,978	(3,128,758)	15,098,220
Global Fund	309,251,857	84,811,886	(25,021,027)	59,790,859
International Equity Fund	405,194,826	114,091,228	(38,213,474)	75,877,754
Focused International Fund	137,845,953	13,910,203	(7,941,898)	5,968,305
Strategic Emerging Markets Fund	140,801,314	11,697,061	(9,834,378)	1,862,683

Note: The aggregate cost for investments for the Money Market Fund at April 30, 2012, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2011, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019
Money Market Fund	$835,457	$-	$-	$-
Inflation-Protected and Income Fund	130,411	3,672,355	-	-
High Yield Fund	7,881,331	7,619,761	-	-
International Bond Fund	-	-	-	104,481
Balanced Fund	-	10,400,453	-	-
Value Fund	13,031,034	71,537,201	-	-
Disciplined Value Fund	35,832,380	87,157,308	-	-
Main Street Fund	6,331,945	61,459,609	-	-
Capital Appreciation Fund	-	74,468,111	-	-
Disciplined Growth Fund	-	22,783,671	-	-
Discovery Value Fund	-	12,996,701	-	-
Main Street Small/Mid Cap Fund	-	21,008,303	-	-
Small/Mid Cap Opportunities Fund	-	38,321,397	-	-
Global Fund	-	18,893,058	949,075	-
Focused International Fund	6,643,695	15,014,828	-	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended October 31, 2011, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$15,747	$-	$-
Short-Duration Bond Fund	10,687,899	2,084,875	-
Inflation-Protected and Income Fund	7,808,693	-	-
Core Bond Fund	68,651,309	10,099,359	-
Diversified Bond Fund	9,147,406	1,939,644	-
High Yield Fund	13,673,342	-	-
International Bond Fund	1,351,332	-	-
Balanced Fund	2,389,850	-	-
Value Fund	2,636,367	-	-
Disciplined Value Fund	4,836,038	-	-
Main Street Fund	1,504,402	-	-
Capital Appreciation Fund	1,665,431	-	-
Disciplined Growth Fund	1,935,494	-	-
Discovery Value Fund	63,932	-	-
Main Street Small/Mid Cap Fund	483,468	-	-
Small/Mid Cap Opportunities Fund	1,220,698	-	-
Global Fund	5,608,968	-	-
International Equity Fund	6,735,069	-	-
Focused International Fund	1,285,687	-	-
Strategic Emerging Markets Fund	3,159,338	12,805,358	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended October 31, 2011:

Amount
Global Fund	$752,637
International Equity Fund	1,060,729
Focused International Fund	264,842
Strategic Emerging Markets Fund	469,441

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At October 31, 2011, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At October 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$8,614	$(835,457)	$(48,257)	$-
Short-Duration Bond Fund	12,351,164	4,089,354	4,188	3,374,767
Inflation-Protected and Income Fund	12,800,256	(3,802,766)	(12,830)	30,601,783
Core Bond Fund	53,682,683	7,095,541	13,179	25,947,589
Diversified Bond Fund	8,518,868	3,818,339	4,618	(686,346)
High Yield Fund	9,872,750	(15,501,092)	(7,296)	606,979
International Bond Fund	1,584,072	(104,481)	(1,399)	2,038,834
Balanced Fund	1,733,667	(10,400,453)	(10,735)	499,021
Value Fund	1,758,278	(84,568,235)	(39,347)	(1,268,680)
Disciplined Value Fund	3,815,636	(122,989,688)	(13,935)	(13,765,971)
Main Street Fund	899,453	(67,791,554)	(8,822)	23,220,427
Capital Appreciation Fund	1,741,154	(74,468,111)	(30,931)	60,367,080
Disciplined Growth Fund	1,568,801	(22,783,671)	(9,000)	12,965,427
Discovery Value Fund	-	(12,996,701)	(1,897)	(155,339)
Main Street Small/Mid Cap Fund	274,164	(21,008,303)	(3,851)	3,527,145
Small/Mid Cap Opportunities Fund	561,024	(38,321,397)	(22,848)	11,325,827
Global Fund	4,173,380	(19,842,133)	(20,273)	40,430,303
International Equity Fund	7,203,477	46,597,299	(53,971)	63,246,754
Focused International Fund	344,599	(21,658,523)	(4,243)	4,278,455
Strategic Emerging Markets Fund	1,493,259	17,677,235	(4,286)	(1,546,038)

The Funds did not have any unrecognized tax benefits at October 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended October 31, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended April 30, 2012, was as follows:

	Number of Shares Held as of 10/31/11	Purchases	Sales	Number of Shares Held as of 4/30/12	Value as of 4/30/12	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	3,756,997	26,193,280	27,976,377	1,973,900	$1,973,900	$3,627	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	14,359,185	67,581,333	69,942,803	11,997,715	$11,997,715	$14,820	$-
Ortivus AB Class A**	114,300	-	29,828	84,472	103,056	-	(60,447)
Ortivus AB Class B**	859,965	-	224,421	635,544	325,903	-	(3,857,526)

					$12,426,674	$14,820	$(3,917,973)

*	Fund advised by OppenheimerFunds, Inc.
**	Issuer was considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities as of October 31, 2011. As of April 30, 2012, the issuer is no longer considered to be an affiliate of the Fund.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Discovery Value Fund and Main Street Small/Mid Cap Fund will be dissolved. Effective on or about July 13, 2012 (the “Termination Date”), shareholders of the various classes of shares of these Funds will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, $122,400, and $414,800, respectively.

Notes to Financial Statements (Unaudited) (Continued)

In addition, on June 2, 2011, the Disciplined Value Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Since the Funds cannot predict the outcome of these proceedings, the Funds have not accrued any amounts in the accompanying financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

11.	Subsequent Events

Management has evaluated the events and transactions subsequent to April 30, 2012, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective June 1, 2012, the advisory fees, based upon each Fund’s average daily net assets, was changed for the following Funds as noted in the table below:

Short-Duration Bond Fund	0.40% on the first $500 million; and
0.35% on any excess over $500 million
Inflation-Protected and Income Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Core Bond Fund	0.48% on the first $1.5 billion;
0.43% on the next $500 million; and 0.38% on any excess over $2 billion
Diversified Bond Fund	0.50% on the first $150 million; and
0.45% on any excess over $150 million
High Yield Fund	0.50% on the first $250 million; and
0.475% on any excess over $250 million
International Bond Fund	0.60% on the first $350 million; and
0.55% on any excess over $350 million
Balanced Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Value Fund	0.50% on the first $250 million; and
0.47% on any excess over $250 million
Disciplined Value Fund	0.50% on the first $400 million; and
0.45% on any excess over $400 million
Main Street Fund	0.65% on the first $300 million; and
0.60% on any excess over $300 million
Capital Appreciation Fund	0.65% on the first $500 million; and
0.60% on any excess over $500 million
Disciplined Growth Fund	0.50% on the first $400 million; and
0.45% on any excess over $400 million
Small/Mid Cap Opportunities Fund	0.58% on the first $400 million; and
0.53% on any excess over $400 million
Global Fund	0.80% on the first $400 million; and
0.75% on any excess over $400 million

Notes to Financial Statements (Unaudited) (Continued)

International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and 0.75% on any excess over $1 billion
Focused International Fund	0.90% on the first $350 million; and
0.85% on any excess over $350 million
Strategic Emerging Markets Fund	1.05% on the first $350 million; and
1.00% on any excess over $350 million

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in October 2011, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), approved amended and restated investment management agreements with MassMutual for each of the Funds (“Amended and Restated Investment Management Agreements”), subject to approval by the shareholders of the Funds. In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Amended and Restated Investment Management Agreements (the “Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the Amended and Restated Investment Management Agreements, the Trustees considered the Materials and information discussed with representatives of MassMutual at the meeting, as well as the fact that many of the provisions in the Amended and Restated Investment Management Agreements are intended to conform to comparable provisions contained in the form of investment management agreement MassMutual expects to propose for all new mutual funds to be advised by it. The Trustees noted that since their most recent approval of the Funds’ current investment management agreements, there had been no material adverse change relating to MassMutual and the nature or quality of services provided by MassMutual to the Funds. The Trustees also noted that the Amended and Restated Investment Management Agreements clarified the nature of MassMutual’s obligations to the Funds and the standard of care applicable to MassMutual’s performance of its obligations to the Funds. The Trustees further considered that no change was being proposed to the advisory fee paid by any of the Funds to MassMutual, and that MassMutual does not anticipate that the Funds’ expenses will change or increase, as applicable, in any material amount as a result of this proposed change.

In reviewing the contracts, the Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the ability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

Prior to the votes being taken to approve the Amended and Restated Investment Management Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the Amended and Restated Investment Management Agreements, including the anticipated level of

Other Information (Unaudited) (Continued)

MassMutual’s oversight of the Funds and the subadvisory process; and (ii) the terms of the Amended and Restated Investment Management Agreements are fair and reasonable with respect to each Fund and are in the best interest of each Fund’s shareholders. The Trustees also determined that in light of the nature of the proposed changes, it was not necessary to evaluate the Funds’ investment performance and whether the Funds’ fees reflected future expected economies of scale. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Amended and Restated Investment Management Agreements.

The Amended and Restated Investment Management Agreements became effective on November 21, 2011.

Submission of Matters to a Vote of Security Holders

Pursuant to a written consent, dated November 21, 2011, MassMutual, MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, MassMutual RetireSMARTSM Growth Fund, MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, and MassMutual RetireSMARTSM 2050 Fund, together, as the owner of a majority of the issued and outstanding shares of the Trust, elected Richard H. Ayers, Allan W. Blair, Nabil N. El-Hage, Maria D. Furman, R. Alan Hunter, Jr., Robert E. Joyal, F. William Marshall, Jr., C. Ann Merrifield, Susan B. Sweeney, and Elaine A. Sarsynski as Trustees of the Trust for indefinite terms of office.

Pursuant to a written consent, dated November 21, 2011, MassMutual, MassMutual RetireSMART Conservative Fund, MassMutual RetireSMART Moderate Fund, MassMutual RetireSMART Moderate Growth Fund, MassMutual RetireSMART Growth Fund, MassMutual RetireSMART In Retirement Fund, MassMutual RetireSMART 2010 Fund, MassMutual RetireSMART 2015 Fund, MassMutual RetireSMART 2020 Fund, MassMutual RetireSMART 2025 Fund, MassMutual RetireSMART 2030 Fund, MassMutual RetireSMART 2035 Fund, MassMutual RetireSMART 2040 Fund, MassMutual RetireSMART 2045 Fund, and MassMutual RetireSMART 2050 Fund, together, as the owner of a majority of the issued and outstanding shares of the Trust, approved an Amended and Restated Agreement and Declaration of Trust, as described in the Information Statement dated October 31, 2011.

Pursuant to a written consent, dated November 21, 2011, MassMutual, MassMutual RetireSMART Conservative Fund, MassMutual RetireSMART Moderate Fund, MassMutual RetireSMART Moderate Growth Fund, MassMutual RetireSMART Growth Fund, MassMutual RetireSMART In Retirement Fund, MassMutual RetireSMART 2010 Fund, MassMutual RetireSMART 2015 Fund, MassMutual RetireSMART 2020 Fund, MassMutual RetireSMART 2025 Fund, MassMutual RetireSMART 2030 Fund, MassMutual RetireSMART 2035 Fund, MassMutual RetireSMART 2040 Fund, MassMutual RetireSMART 2045 Fund, and MassMutual RetireSMART 2050 Fund, together, as the owner of a majority of the issued and outstanding shares of the High Yield Fund, International Bond Fund, Disciplined Value Fund, Disciplined Growth Fund, Main Street Small/Mid Cap Fund, Focused International Fund, and Strategic Emerging Markets Fund (each a “Fund”), approved an amended an restated investment management agreement for each Fund, as described in the Information Statement dated October 31, 2011.

Pursuant to a written consent, dated November 21, 2011, MassMutual, MassMutual RetireSMART Conservative Fund, MassMutual RetireSMART Moderate Fund, MassMutual RetireSMART Moderate Growth Fund, MassMutual RetireSMART Growth Fund, MassMutual RetireSMART In Retirement Fund, MassMutual RetireSMART 2010 Fund, MassMutual RetireSMART 2015 Fund, MassMutual RetireSMART 2020 Fund, MassMutual RetireSMART 2025 Fund, MassMutual RetireSMART 2030 Fund, MassMutual RetireSMART 2035 Fund, MassMutual RetireSMART 2040 Fund, MassMutual RetireSMART 2045 Fund, and MassMutual RetireSMART 2050 Fund, together, as the owner of a majority of the issued and outstanding shares of the High Yield Fund, International Bond Fund, Disciplined Value Fund, Disciplined Growth Fund, Main Street Small/Mid Cap Fund, Focused International Fund, and Strategic Emerging Markets Fund (each a “Fund”), approved an amendment to each Fund’s fundamental investment restriction with respect to investment in commodities and commodity contracts, as described in the Information Statement dated October 31, 2011.

Other Information (Unaudited) (Continued)

Pursuant to a written consent, dated November 21, 2011, MassMutual, as the owner of a majority of the issued and outstanding shares of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, Balanced Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Discovery Value Fund, Small/Mid Cap Opportunities Fund, Global Fund, and International Equity Fund (each a “Fund”), approved an amended an restated investment management agreement for each Fund, as described in the Information Statement dated October 31, 2011.

Pursuant to a written consent, dated November 21, 2011, MassMutual, as the owner of a majority of the issued and outstanding shares of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, Balanced Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Discovery Value Fund, Small/Mid Cap Opportunities Fund, Global Fund, and International Equity Fund (each a “Fund”), approved an amendment to each Fund’s fundamental investment restriction with respect to investment in commodities and commodity contracts, as described in the Information Statement dated October 31, 2011.

Other Information (Unaudited) (Continued)

Fund Expenses April 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended April 30, 2012:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended April 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class S	$1,000	0.15%	$1,000.00	$0.75	$1,024.10	$0.75
Class Y	1,000	0.15%	1,000.00	0.75	1,024.10	0.75
Class A	1,000	0.15%	1,000.00	0.75	1,024.10	0.75
Short-Duration Bond Fund
Class Z	1,000	0.37%	1,019.50	1.86	1,023.00	1.86
Class S	1,000	0.56%	1,017.70	2.81	1,022.10	2.82
Class Y	1,000	0.61%	1,017.80	3.06	1,021.80	3.07
Class L	1,000	0.69%	1,018.10	3.46	1,021.40	3.47
Class A	1,000	0.94%	1,016.00	4.71	1,020.20	4.72
Class N	1,000	1.24%	1,014.10	6.21	1,018.70	6.22

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class Z	$1,000	0.44%	$1,037.00	$2.23	$1,022.70	$2.21
Class S	1,000	0.55%	1,036.00	2.78	1,022.10	2.77
Class Y	1,000	0.65%	1,034.80	3.29	1,021.60	3.27
Class L	1,000	0.80%	1,034.80	4.05	1,020.90	4.02
Class A	1,000	0.95%	1,033.60	4.80	1,020.10	4.77
Class N	1,000	1.25%	1,031.80	6.31	1,018.60	6.27
Core Bond Fund
Class Z	1,000	0.39%	1,033.10	1.97	1,022.90	1.96
Class S	1,000	0.59%	1,032.20	2.98	1,021.90	2.97
Class Y	1,000	0.64%	1,032.00	3.23	1,021.70	3.22
Class L	1,000	0.71%	1,031.20	3.59	1,021.30	3.57
Class A	1,000	0.96%	1,030.10	4.85	1,020.10	4.82
Class N	1,000	1.28%	1,028.60	6.46	1,018.50	6.42
Diversified Bond Fund
Class Z	1,000	0.50%	1,045.80	2.54	1,022.40	2.51
Class S	1,000	0.76%	1,039.40	3.85	1,021.10	3.82
Class Y	1,000	0.81%	1,039.60	4.11	1,020.80	4.07
Class L	1,000	0.82%	1,039.80	4.16	1,020.80	4.12
Class A	1,000	1.06%	1,038.50	5.37	1,019.60	5.32
Class N	1,000	1.36%	1,037.10	6.89	1,018.10	6.82
High Yield Fund
Class Z	1,000	0.48%	1,075.40	2.48	1,022.50	2.41
Class S	1,000	0.69%	1,073.30	3.56	1,021.40	3.47
Class Y	1,000	0.74%	1,074.40	3.82	1,021.20	3.72
Class L	1,000	0.89%	1,071.60	4.58	1,020.40	4.47
Class A	1,000	1.14%	1,071.70	5.87	1,019.20	5.72
Class N	1,000	1.44%	1,070.30	7.41	1,017.70	7.22
International Bond Fund
Class S	1,000	0.75%	997.90	3.73	1,021.10	3.77
Class Y	1,000	0.80%	997.20	3.97	1,020.90	4.02
Class L	1,000	0.95%	997.20	4.72	1,020.10	4.77
Class A	1,000	1.20%	995.90	5.95	1,018.90	6.02
Balanced Fund
Class S	1,000	0.69%	1,082.60	3.57	1,021.40	3.47
Class Y	1,000	0.85%	1,082.90	4.40	1,020.60	4.27
Class L	1,000	1.00%	1,080.70	5.17	1,019.90	5.02
Class A	1,000	1.25%	1,079.00	6.46	1,018.60	6.27
Value Fund
Class S	1,000	0.62%	1,078.60	3.20	1,021.80	3.12
Class Y	1,000	0.71%	1,077.70	3.67	1,021.30	3.57
Class L	1,000	0.83%	1,077.10	4.29	1,020.70	4.17
Class A	1,000	1.12%	1,075.40	5.78	1,019.30	5.62
Class N	1,000	1.43%	1,073.70	7.37	1,017.80	7.17

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Value Fund
Class S	$1,000	0.52%	$1,103.90	$2.72	$1,022.30	$2.61
Class Y	1,000	0.61%	1,103.10	3.19	1,021.80	3.07
Class L	1,000	0.75%	1,103.60	3.92	1,021.10	3.77
Class A	1,000	1.00%	1,101.30	5.22	1,019.90	5.02
Class N	1,000	1.30%	1,099.40	6.79	1,018.40	6.52
Main Street Fund
Class S	1,000	0.71%	1,151.10	3.80	1,021.30	3.57
Class Y	1,000	0.76%	1,151.00	4.06	1,021.10	3.82
Class L	1,000	0.91%	1,148.70	4.86	1,020.30	4.57
Class A	1,000	1.16%	1,147.70	6.19	1,019.10	5.82
Class N	1,000	1.46%	1,147.00	7.79	1,017.60	7.32
Capital Appreciation Fund
Class S	1,000	0.71%	1,118.30	3.74	1,021.30	3.57
Class Y	1,000	0.82%	1,117.00	4.32	1,020.80	4.12
Class L	1,000	0.97%	1,116.70	5.10	1,020.00	4.87
Class A	1,000	1.09%	1,116.30	5.74	1,019.40	5.47
Class N	1,000	1.46%	1,113.60	7.67	1,017.60	7.32
Disciplined Growth Fund
Class S	1,000	0.52%	1,141.00	2.77	1,022.30	2.61
Class Y	1,000	0.61%	1,141.00	3.25	1,021.80	3.07
Class L	1,000	0.75%	1,139.90	3.99	1,021.10	3.77
Class A	1,000	1.00%	1,138.50	5.32	1,019.90	5.02
Discovery Value Fund
Class S	1,000	0.93%	1,053.60	4.75	1,020.20	4.67
Class Y	1,000	1.00%	1,053.50	5.11	1,019.90	5.02
Class L	1,000	1.15%	1,051.50	5.87	1,019.10	5.77
Class A	1,000	1.40%	1,050.40	7.14	1,017.90	7.02
Class N	1,000	1.70%	1,049.80	8.66	1,016.40	8.52
Main Street Small/Mid Cap Fund
Class S	1,000	0.69%	1,122.90	3.64	1,021.40	3.47
Class Y	1,000	0.79%	1,122.00	4.17	1,020.90	3.97
Class L	1,000	0.89%	1,122.10	4.70	1,020.40	4.47
Class A	1,000	1.14%	1,120.40	6.01	1,019.20	5.72
Class N	1,000	1.49%	1,118.90	7.85	1,017.50	7.47
Small/Mid Cap Opportunities Fund
Class S	1,000	0.69%	1,123.40	3.64	1,021.40	3.47
Class Y	1,000	0.79%	1,123.10	4.17	1,020.90	3.97
Class L	1,000	0.89%	1,122.60	4.70	1,020.40	4.47
Class A	1,000	1.14%	1,121.00	6.01	1,019.20	5.72
Global Fund
Class S	1,000	0.89%	1,056.20	4.55	1,020.40	4.47
Class Y	1,000	1.03%	1,055.50	5.26	1,019.70	5.17
Class L	1,000	1.14%	1,055.00	5.82	1,019.20	5.72
Class A	1,000	1.43%	1,052.70	7.30	1,017.80	7.17
Class N	1,000	1.52%	1,053.30	7.76	1,017.30	7.62

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
International Equity Fund
Class S	$1,000	1.07%	$1,076.10	$5.52	$1,019.50	$5.37
Class Y	1,000	1.10%	1,076.80	5.68	1,019.40	5.52
Class L	1,000	1.25%	1,075.50	6.45	1,018.60	6.27
Class A	1,000	1.50%	1,074.00	7.74	1,017.40	7.52
Focused International Fund
Class Z	1,000	0.96%	1,037.60	4.86	1,020.10	4.82
Class S	1,000	1.05%	1,038.50	5.32	1,019.60	5.27
Class Y	1,000	1.15%	1,037.80	5.83	1,019.10	5.77
Class L	1,000	1.30%	1,036.40	6.58	1,018.40	6.52
Class A	1,000	1.55%	1,035.60	7.84	1,017.20	7.77
Class N	1,000	1.95%	1,032.70	9.86	1,015.20	9.77
Strategic Emerging Markets Fund
Class Z	1,000	0.99%	1,018.50	4.97	1,019.90	4.97
Class S	1,000	1.15%	1,017.60	5.77	1,019.10	5.77
Class Y	1,000	1.25%	1,017.30	6.27	1,018.60	6.27
Class L	1,000	1.40%	1,016.90	7.02	1,017.90	7.02
Class A	1,000	1.65%	1,014.90	8.27	1,016.70	8.27

*	Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

June 29, 2012

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4544 0612 C:05477-04

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Barings Dynamic Allocation Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“Stocks had healthy returns overall in the first four months of 2012, but figures indicate that investors continue to be cautious about investing in equities, preferring the more-conservative bond market. Many of these cautious investors missed the significant rally that began 2012, which seems to make yet another case against trying to time the stock market. If you work with a financial professional and haven’t yet met with him or her this year, we suggest you schedule some time to review your investment strategy in order to assess whether or not your current investments are aligned with your long-term financial goals.”

April 30, 2012

Welcome to the Semiannual Report for the MassMutual Barings Dynamic Allocation Fund, a series of the MassMutual Premier Funds, covering the time period from November 28, 2011 through April 30, 2012. Investors navigated numerous economic and geo-political challenges and drove stock markets around the world to impressive advances during the period. On the U.S. economic front, unemployment data improved and the housing market showed signs of recovery, although there were still indicators that the battered housing market was not yet out of the woods. Continuing debt concerns in Europe, economic challenges in China, and the status of the economic recovery in the U.S. continued to hold investors’ attention and contributed to the market volatility that characterized much of the period. Against this backdrop, gasoline prices reached historically significant levels, and commodity-focused investors drove oil and gold to near-record-high levels.

Key events that defined the period

Overseas events caused a significant amount of volatility in global stock markets. Following a strong October, markets struggled somewhat in November and December 2011 due to investor uncertainty about Europe’s ability to control and resolve its debt crisis, particularly Greece. In January 2012, after major upheaval in the economies of numerous euro zone countries, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance debt in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for a renegotiation of the budget-deficit targets for some member states. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion – as private investors agreed to write off 53.5% of the debt they held. Also in March, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. As the six-month period came to a close, mixed economic news from both Europe and China triggered additional volatility in global equity markets. As anticipated, acute financial stress in Europe started to impact economic growth.

Here in the United States, signs of a sustained recovery slowly emerged in various economic indicators. Consumer confidence rose steadily and the housing market gave somewhat mixed signals, but still pointed to a potential recovery. In January 2012, sales of new homes, which had unexpectedly dropped in December, were the lowest on record, according to the U.S. Department of Commerce. Overall U.S. home prices fell 1.3% in November 2011 relative to a month earlier, but the price reductions subsequently lifted sales of existing homes in January 2012, which reduced the available supply of houses and created a positive demand scenario that may help bolster prices in the current environment. Mortgage rates remained low from a historical standpoint and inflation was benign. Strong earnings announcements helped support stock prices as the period wound down, and companies with noteworthy names from across numerous industries reported solid results.

Domestic stock indexes turned in mostly double-digit returns for the period from November 28, 2011 through April 30, 2012. The technology-heavy NASDAQ Composite® Index returned 24.77%. The Russell 2000® Index, a benchmark of small-cap stocks, gained 23.39%. The large-cap stock S&P 500® Index rose 21.71% and the Dow Jones Industrial AverageSM (the “Dow”), an indicator of blue-chip domestic stock performance, returned 18.87% for the period. Foreign developed-market stocks posted a 16.32% advance, as measured by the MSCI® EAFE® Index. Conversely, fixed-income investments advanced only moderately during the period, and the Barclays U.S. Aggregate Bond Index returned 2.41%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Continued)

Unemployment and monetary policy

One of the most challenging economic issues many Americans have faced over the past few years has been our high rate of unemployment. There have been positive developments in unemployment, but problems still remain. For example, there was a notable decline in the U.S. unemployment rate from 9.0% in October 2011 to 8.2% in April 2012. Jobless claims figures also generally improved throughout the period, but momentum seemed to ebb in April as the period drew to a close, causing investors once again to question the direction and durability of the U.S. economy.

The Federal Reserve (the “Fed”) held rates steady and continued with “Operation Twist,” the central bank’s program of buying longer-term U.S. Treasury securities while selling those with shorter terms in an effort to drive down longer-term interest rates and stimulate the U.S. economy. The Fed reiterated its position that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.”

Keeping it in perspective

Stocks had healthy returns overall in the first four months of 2012, but figures indicate that investors continue to be cautious about investing in equities, preferring the more-conservative bond market. Many of these cautious investors missed the significant rally that kicked off 2012, which seems to make yet another case against trying to time the stock market. If you work with a financial professional and haven’t yet met with him or her this year, we suggest you schedule some time to review your investment strategy in order to assess whether or not your current investments are aligned with your long-term financial goals. Your financial professional can assist you with asset allocation and other decisions that can help refine and maintain the risk/return characteristics of your portfolio, even in these volatile markets.

Thank you for your continued trust in MassMutual. Our primary goal is to help you take the steps you need to take to prepare for a more financially secure future, through all market conditions.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 5/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Barings Dynamic Allocation Fund – Portfolio Summary

What is the investment approach of MassMutual Barings Dynamic Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks positive total real return by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded funds (“ETFs”), and derivatives. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Barings Dynamic Allocation Fund Country Weightings (% of Net Assets) on 4/30/12 (Unaudited)
United States	78.2%
Australia	9.4%
Poland	2.2%
Mexico	2.0%
Canada	1.4%
Brazil	0.8%

Total Long-Term Investments	94.0%
Short-Term Investments and Other Assets and Liabilities	6.0%

Net Assets	100.0%

MassMutual Barings Dynamic Allocation Fund Asset Allocation (% of Net Assets) on 4/30/12 (Unaudited)
Mutual Funds*	68.0%
Bonds & Notes	25.8%
Purchased Options	0.2%

Total Long-Term Investments	94.0%
Short-Term Investments and Other Assets and Liabilities	6.0%

Net Assets	100.0%

* Category includes ETFs.

3

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 25.8%

SOVEREIGN DEBT OBLIGATIONS — 15.8%
Australia Government Bond AUD (a) 6.000% 2/15/17	$843,000	$990,048
Brazil Notas do Tesouro Nacional Series F BRL (a) 10.000% 1/01/14	149,000	79,752
Canada Government Bond CAD (a) 3.250% 6/01/21	131,000	145,739
Poland Government Bond PLN (a) 5.000% 4/25/16	710,000	226,377
United Mexican States MXN (a) 8.000% 12/19/13	1,510,000	121,969
United Mexican States MXN (a) 10.000% 12/05/24	930,000	93,665

		1,657,550

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,561,237)		1,657,550

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds & Notes — 10.0%
U.S. Treasury Note 1.000% 8/31/16	358,500	363,556
U.S. Treasury Note 2.125% 8/15/21	668,100	685,272

		1,048,828

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,032,115)		1,048,828

TOTAL BONDS & NOTES (Cost $2,593,352)		2,706,378

	Number of Shares
MUTUAL FUNDS — 68.0%
Commodity Fund — 2.2%
PowerShares DB Agriculture Fund (b)	8,354	227,980

Diversified Financial — 65.8%
iShares Barclays Intermediate Credit Bond Fund	6,885	752,393
iShares Gold Trust	22,543	365,873
iShares iBoxx $ High Yield Corporate Bond Fund	5,732	522,758
iShares MSCI Canada Index Fund	3,579	101,500
iShares MSCI United Kingdom Index Fund	16,393	287,697
iShares S&P Global Healthcare Sector Index Fund	7,852	473,947
SPDR Gold Trust (b)	3,025	489,687
SPDR S&P 500 ETF Trust	16,910	2,363,511
SPDR S&P Emerging Asia Pacific ETF	3,043	222,535

	Number of Shares	Value
Vanguard Energy ETF	4,861	$506,079
Vanguard MSCI Emerging Markets ETF	19,159	814,832

		6,900,812

TOTAL MUTUAL FUNDS (Cost $6,666,945)		7,128,792

	Units

PURCHASED OPTIONS — 0.2%
Options on Futures — 0.2%
S&P 500 Index Futures, Put, Expires 9/22/12, Strike 1,250.00	9	22,500

TOTAL PURCHASED OPTIONS (Cost $44,505)		22,500

TOTAL LONG-TERM INVESTMENTS (Cost $9,304,802)		9,857,670

	Principal Amount
SHORT-TERM INVESTMENTS — 5.3%
Repurchase Agreement — 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/12, 0.010%, due 5/01/12 (c)	$421,454	421,454

Time Deposits — 0.1%
Euro Time Deposit 0.010% 5/01/12	4,530	4,530

U.S. Treasury Bills — 1.2%
U.S. Treasury Bill 0.010% 5/31/12	129,700	129,692

TOTAL SHORT-TERM INVESTMENTS (Cost $555,676)		555,676

TOTAL INVESTMENTS — 99.3% (Cost $9,860,478) (d)		10,413,346

Other Assets/(Liabilities) — 0.7%		80,764

NET ASSETS — 100.0%		$10,494,110

Notes to Consolidated Portfolio of Investments

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Non-income producing security.
(c)	Maturity value of $421,454. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $431,703.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

4

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

April 30, 2012 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$9,857,670
Short-term investments, at value (Note 2) (b)	555,676

Total investments	10,413,346

Foreign currency, at value (c)	11,258
Receivables from:
Investment adviser (Note 3)	19,974
Interest and dividends	24,835
Other assets	70,223

Total assets	10,539,636

Liabilities:
Payables for:
Open forward foreign currency contracts (Note 2)	11,104
Trustees’ fees and expenses (Note 3)	133
Affiliates (Note 3):
Investment management fees	7,605
Administration fees	6,280
Service fees	451
Accrued expense and other liabilities	19,953

Total liabilities	45,526

Net assets	$10,494,110

Net assets consist of:
Paid-in capital	$10,024,394
Undistributed (accumulated) net investment income (loss)	6,013
Accumulated net realized gain (loss) on investments and foreign currency transactions	(79,260)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	542,963

Net assets	$10,494,110

(a) Cost of investments:	$9,304,802
(b) Cost of short-term investments:	$555,676
(c) Cost of foreign currency:	$10,651

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

April 30, 2012 (Unaudited)

Class Z shares:
Net assets	$3,665,743

Shares outstanding (a)	350,010

Net asset value, offering price and redemption price per share	$10.47

Class S shares:
Net assets	$3,678,462

Shares outstanding (a)	351,328

Net asset value, offering price and redemption price per share	$10.47

Class Y shares:
Net assets	$1,050,618

Shares outstanding (a)	100,377

Net asset value, offering price and redemption price per share	$10.47

Class L shares:
Net assets	$1,050,357

Shares outstanding (a)	100,395

Net asset value, offering price and redemption price per share	$10.46

Class A shares:
Net assets	$1,048,930

Shares outstanding (a)	100,341

Net asset value and redemption price per share	$10.45

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.09

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations*

For the Period Ended April 30, 2012 (Unaudited)

Investment income (Note 2):
Dividends	$57,956
Interest	36,092

Total investment income	94,048

Expenses (Note 3):
Investment management fees	37,817
Custody fees	4,195
Audit fees	20,510
Legal fees	20,840
Proxy fees	464
Shareholder reporting fees	9,630
Trustees’ fees	414
Subsidiary administration fees	13,328

107,198
Administration fees:
Class Z	459
Class S	1,841
Class Y	964
Class L	1,534
Class A	1,533
Service fees:
Class A	1,090

Total expenses	114,619
Expenses waived (Note 3):
Class Z fees waived by adviser	(11,730)
Class S fees waived by adviser	(11,768)
Class Y fees waived by adviser	(3,363)
Class L fees waived by adviser	(3,362)
Class A fees waived by adviser	(3,354)
Class Z administrative fees waived	(6)
Class S administrative fees waived	(6)
Class Y administrative fees waived	(2)
Class L administrative fees waived	(2)
Class A administrative fees waived	(2)
Class Z management fees waived	(976)
Class S management fees waived	(979)
Class Y management fees waived	(280)
Class L management fees waived	(280)
Class A management fees waived	(279)
Subsidiary expenses waived (Note 3)	(27,200)

Net expenses	51,030

Net investment income (loss)	43,018

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	38,908
Foreign currency transactions	(118,168)

Net realized gain (loss)	(79,260)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	552,868
Translation of assets and liabilities in foreign currencies	(9,905)

Net change in unrealized appreciation (depreciation)	542,963

Net realized gain (loss) and change in unrealized appreciation (depreciation)	463,703

Net increase (decrease) in net assets resulting from operations	$506,721

*	Fund commenced operations on November 28, 2011.

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Changes in Net Assets

Period Ended April 30, 2012 (Unaudited) *
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$43,018
Net realized gain (loss) on investment transactions	(79,260)
Net change in unrealized appreciation (depreciation) on investments	542,963

Net increase (decrease) in net assets resulting from operations	506,721

Distributions to shareholders (Note 2):
From net investment income:
Class Z	(13,411)
Class S	(13,115)
Class Y	(3,653)
Class L	(3,531)
Class A	(3,295)

Total distributions from net investment income	(37,005)

Net fund share transactions (Note 5):
Class Z	3,500,100
Class S	3,513,215
Class Y	1,003,753
Class L	1,003,931
Class A	1,003,395

Increase (decrease) in net assets from fund share transactions	10,024,394

Total increase (decrease) in net assets	10,494,110

Net assets
End of period	$10,494,110

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,013

*	Fund commenced operations on November 28, 2011.

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations:			Less distributions to shareholders:					Ratios / Supplemental Data:
	Net asset value, beginning of period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total Return ^,^^		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
04/30/12+	$10.00	$0.05	$0.46	$0.51	$(0.04)	$(0.04)	$10.47	5.10%	**	$3,666	2.48%	*	1.03%	*#	1.13%	*	66%	**
Class S
04/30/12+	$10.00	$0.05	$0.46	$0.51	$(0.04)	$(0.04)	$10.47	5.09%	**	$3,678	2.57%	*	1.12%	*#	1.03%	*	66%	**
Class Y
04/30/12+	$10.00	$0.04	$0.47	$0.51	$(0.04)	$(0.04)	$10.47	5.08%	**	$1,051	2.67%	*	1.22%	*#	0.93%	*	66%	**
Class L
04/30/12+	$10.00	$0.03	$0.47	$0.50	$(0.04)	$(0.04)	$10.46	4.97%	**	$1,050	2.80%	*	1.35%	*#	0.80%	*	66%	**
Class A
04/30/12+	$10.00	$0.02	$0.46	$0.48	$(0.03)	$(0.03)	$10.45	4.85%	**	$1,049	3.05%	*	1.60%	*#	0.55%	*	66%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
+	For the period November 28, 2011 (commencement of operations) through April 30, 2012.

The accompanying notes are an integral part of the consolidated financial statements.

10

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Barings Dynamic Allocation Fund (the “Fund”) is a series of the Trust.

The following table shows the classes available for the Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

Class Z	Class S	Class Y	Class L	Class A
11/28/2011	11/28/2011	11/28/2011	11/28/2011	11/28/2011

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related instruments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of April 30, 2012, the Fund’s net assets were approximately $10,494,110, of which approximately $1,080,893 or approximately 10.3%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Fund’s investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information,

11

Notes to Consolidated Financial Statements (Unaudited) (Continued)

and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the value of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values, that exceeds a specific threshold established by the Fund’s Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

1	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

12

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset value.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of April 30, 2012, for the Fund’s investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Bonds & Notes
Total Sovereign Debt Obligations	$-	$1,657,550	$-	$1,657,550

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	1,048,828	-	1,048,828

Total U.S. Treasury Obligations	-	1,048,828	-	1,048,828

Total Bonds & Notes	-	2,706,378	-	2,706,378

Total Mutual Funds	7,128,792	-	-	7,128,792

13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Purchased Options
Options on Futures	$22,500	$-	$-	$22,500

Total Purchased Options	22,500	-	-	22,500

Total Long-Term Investments	7,151,292	2,706,378	-	9,857,670

Total Short-Term Investments	-	555,676	-	555,676

Total Investments	$7,151,292	$3,262,054	$-	$10,413,346

The following is the aggregate value by input level, as of April 30, 2012, for the Fund’s other financial instruments:

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forward Contracts
Foreign Exchange Risk	$-	$(11,104)	$-	$(11,104)

The Fund had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended April 30, 2012. The Fund recognizes transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended April 30, 2012. The following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A

Directional Exposures to Currencies	M

Options (Purchased)
Hedging/Risk Management	A

Duration/Credit Quality Management	M

Directional Investment	M

Substitution for Direct Investment	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

14

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At April 30, 2012, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Asset Derivatives
Purchased Options*	$22,500	$-	$22,500

Liability Derivatives
Forward Contracts^	$-	$(11,104)	$(11,104)

Realized Gain (Loss)#
Forward Contracts	$-	$(128,849)	$(128,849)

Change in Apprecation (Depreciation)##
Forward Contracts	$-	$(11,104)	$(11,104)
Purchased Options	(22,005)	-	(22,005)

Total Change in Appreciation (Depreciation)	$(22,005)	$(11,104)	$(33,109)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$2,821,908	$2,821,908
Purchased Options	9	-	9

*	Consolidated Statement of Assets and Liabilities location: Investments, at value.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: foreign currency transactions.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average notional amounts for forward contracts or shares/units outstanding for purchased options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2012.

Further details regarding the derivatives and other investments held by the Fund during the period ended April 30, 2012, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if the Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, the Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of

15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund had the following open forward foreign currency contracts at April 30, 2012. The Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELLS
Barclays Bank PLC	905,000	Australian Dollar	5/23/12	$932,456	$940,860	$(8,404)
Barclays Bank PLC	95,000	Canadian Dollar	5/23/12	95,650	96,124	(474)
Barclays Bank PLC	583,000	Polish Zloty	5/23/12	182,278	184,504	(2,226)

				$1,210,384	$1,221,488	$(11,104)

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

16

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Options on Futures Contracts. If the Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options,” below, for information regarding the accounting treatment of options.

Options

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

18

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any one share class of the Fund are prorated among the Fund’s classes based on the relative net assets of each.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fee and Other Transactions

Investment Management Fee

Under an agreement between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of the Fund, MassMutual is responsible for providing investment management services for the Fund. In return for these services, MassMutual receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.80%.

MassMutual has also entered into an investment subadvisory agreement with Baring International Investment Ltd. (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., which is wholly-owned by MassMutual Holding LLC. This agreement provides that Baring manage the investment and reinvestment of the assets of the Fund. Baring receives a subadvisory fee from MassMutual, based upon the Fund’s average daily net assets, at the annual rate of 0.60%.

In addition, Baring Asset Management LLC (“BAM LLC”) serves as sub-subadviser for the Fund. BAM LLC is also an indirect, wholly-owned subsidiary of MassMutual. The appointment of BAM LLC as a sub-subadviser to the Fund does not relieve Baring of any obligation or liability to the Fund that it would otherwise have pursuant to the investment subadvisory agreement between MassMutual and Baring with respect to the Fund, and any and all acts and omissions of BAM LLC in respect of the Fund shall be considered the acts and omissions of Baring. Baring will pay BAM LLC an amount to be determined by Baring and BAM LLC from time to time, such amount not to exceed the amount paid by the Fund to Baring under the Fund’s investment subadvisory agreement.

The Fund’s subadvisory fee is paid by MassMutual out of the management fee previously disclosed above.

Baring provides investment management services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to Baring based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MassMutual pays Baring in respect of the Fund. The amount of the fee payable by MassMutual to Baring in respect of the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to Baring for that period. Under the Fund’s investment management agreement, the amount of the advisory fee payable by the Fund to MassMutual in respect of any period is also reduced by the amount of the advisory fee payable by the Subsidiary to Baring in respect of that period. The amount of the reduction to the Fund’s advisory fee is reflected as a reduction of expenses on the Consolidated Statement of Operations.

20

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Administration Fees

Under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

	Class Z	Class S	Class Y	Class L	Class A
Barings Dynamic Allocation Fund	0.0300%	0.1200%	0.2200%	0.3500%	0.3500%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect of certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of the Fund’s asset-based expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Fund, Class A shares of the Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of the Fund and/or maintenance of Class A shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to the Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class Z	Class S	Class Y	Class L	Class A
Barings Dynamic Allocation Fund *	1.02%	1.11%	1.21%	1.34%	1.59%

#	Acquired Fund fees and expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through February 28, 2013.

Prior to February 29, 2012, the expense caps were as follows:

	Class Z	Class S	Class Y	Class L	Class A
Barings Dynamic Allocation Fund	1.03%	1.12%	1.22%	1.35%	1.60%

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Fund who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at April 30, 2012 was 100.0%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments for the period ended April 30, 2012, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$3,767,853	$11,950,056	$2,731,345	$3,669,050

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Period Ended April 30, 2012

	Shares	Amount
Barings Dynamic Allocation Fund Class Z*
Sold	350,010	$3,500,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	350,010	$3,500,100

Barings Dynamic Allocation Fund Class S*
Sold	350,010	$3,500,100
Issued as reinvestment of dividends	1,318	13,115
Redeemed	-	-

Net increase (decrease)	351,328	$3,513,215

Barings Dynamic Allocation Fund Class Y*
Sold	100,010	$1,000,100
Issued as reinvestment of dividends	367	3,653
Redeemed	-	-

Net increase (decrease)	100,377	$1,003,753

Barings Dynamic Allocation Fund Class L*
Sold	100,040	$1,000,400
Issued as reinvestment of dividends	355	3,531
Redeemed	-	-

Net increase (decrease)	100,395	$1,003,931

22

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Period Ended April 30, 2012

	Shares	Amount
Barings Dynamic Allocation Fund Class A*
Sold	100,010	$1,000,100
Issued as reinvestment of dividends	331	3,295
Redeemed	-	-

Net increase (decrease)	100,341	$1,003,395

*	Fund commenced operations on November 28, 2011.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended April 30, 2012, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended April 30, 2012, were waived for any redemptions or exchanges subject to such a charge. There were no contingent deferred sales charges imposed during the period ended April 30, 2012.

6.	Federal Income Tax Information

At April 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,860,478	$598,036	$(45,168)	$552,868

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

23

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in October 2011, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), approved the advisory agreement (“Advisory Agreement”) for the Fund, a subadvisory agreement (“Subadvisory Agreement”) for the Fund with Baring International Investment Limited (“BIIL”), and a sub-subadvisory agreement (“Sub-subadvisory Agreement”) for the Fund between BIIL and Baring Asset Management LLC (“BAM LLC”), subject to approval by the shareholders of the Fund of the Advisory, Subadvisory, and Sub-subadvisory Agreements. The Trustees also took into consideration an advisory agreement (“Cayman Advisory Agreement”) between the MassMutual Barings Cayman Global Dynamic Asset Allocation Fund I, Ltd. (the “Cayman Subsidiary” to be formed by the Fund) and BIIL (which is substantially similar to the Subadvisory Agreement), and a subadvisory agreement (“Cayman Subadvisory Agreement”) for the Cayman Subsidiary between BIIL and BAM LLC (which is substantially similar to the Sub-subadvisory Agreement). In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Advisory, Subadvisory, Sub-subadvisory, Cayman Advisory, and Cayman Subadvisory Agreements (the “Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the Advisory Agreement, the Trustees considered the Materials and information discussed with representatives of MassMutual at the meeting relating to MassMutual and the nature, scope, and quality of services MassMutual would provide to the Fund. In approving the Advisory Agreement, the Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Fund, including (i) the financial condition, stability, and business strategy of MassMutual; (ii) the ability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Fund; (iii) MassMutual’s ability to provide investment oversight, administrative, and shareholder services to the Fund; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Fund and the needs of the Fund for administrative and shareholder services.

The Trustees also reviewed and considered information included in the Materials (or discussed at the meeting) concerning the possible economies of scale and potential profitability of MassMutual’s advisory relationship with the Fund. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationship with the Fund and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Fund.

In approving the Subadvisory and Sub-subadvisory Agreements, the Trustees discussed with MassMutual and considered a wide range of information about, among other things: (i) the subadviser and sub-subadviser and their respective personnel with responsibilities for providing services to the Fund; (ii) the terms of the Subadvisory and Sub-subadvisory Agreements; (iii) the scope and quality of services that the subadviser and sub-subadviser will provide under the Subadvisory and Sub-subadvisory Agreements, respectively; (iv) the historical investment performance track record of BIIL with respect to the Fund; and (v) the fees payable to BIIL by MassMutual for the Fund and the effect of such fees on the profitability of MassMutual.

24

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the Advisory, Subadvisory, and Sub-subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the Advisory, Subadvisory, and Sub-subadvisory Agreements, including the anticipated level of MassMutual’s oversight of the Fund and the subadvisory process; (ii) MassMutual’s projected level of profitability from its relationship to the Fund was not excessive and the advisory and subadvisory fee amounts payable under the Advisory and Subadvisory Agreements and the Fund’s total expenses were fair and reasonable; (iii) the terms of the Advisory, Subadvisory, and Sub-subadvisory Agreements were fair and reasonable with respect to the Fund and were in the best interest of the Fund’s shareholders; and (iv) the investment processes, research capabilities and philosophies of the adviser, subadviser, and sub-subadviser, as applicable, appear well suited to the Fund, given its investment objective and policies. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory, Subadvisory, and Sub-subadvisory Agreements.

The Independent Trustees had also considered the information presented and discussed at the Meeting regarding the Cayman Advisory and Cayman Subadvisory Agreements for the Subsidiary.

Each of the Advisory, Subadvisory, Sub-subadvisory, Cayman Advisory, and Cayman Subadvisory Agreements became effective on November 14, 2011.

25

Other Information (Unaudited) (Continued)

Fund Expenses April 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended April 30, 2012:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended April 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class Z	$1,000	1.03%	$1,051.00	$4.47	$1,019.70	$5.17
Class S	1,000	1.12%	1,050.90	4.86	1,019.30	5.62
Class Y	1,000	1.22%	1,050.80	5.30	1,018.80	6.12
Class L	1,000	1.35%	1,049.70	5.86	1,018.20	6.77
Class A	1,000	1.60%	1,048.50	6.94	1,016.90	8.02

*	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on November 28, 2011, through April 30, 2012, multiplied by the number of days in the inception period divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended April 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

26

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

June 29, 2012

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4544 0612 C:05477-04

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

The following procedures for shareholders to submit nominee candidates to the Registrant’s Nominating Committee (the “Committee”) were amended by the Registrant’s Board of Trustees as of January 5, 2012.

A Fund shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Funds’ Committee, to the attention of the Secretary, at the address of the principal executive offices of the Funds.

2.	The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Funds at least 60 calendar days before the date of the meeting at which the Committee is to select a nominee for Independent Trustee.

3.	The Shareholder Recommendation must include:

(i) a statement in writing setting forth:

(A)	the name, age, date of birth, phone number, business address, residence address, nationality, and pertinent qualifications of the person recommended by the shareholder (the “Candidate”), including an explanation of why the shareholder believes the Candidate will make a good Trustee;

(B)	the class or series and number of all shares of the Funds owned of record or beneficially by the Candidate, as reported to such shareholder by the Candidate;

(C)	any other information regarding the Candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Funds);

(D)	any other information regarding the Candidate that would be required to be disclosed if the Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and

(E)	whether the recommending shareholder believes that the Candidate is or will be an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and, if not an “interested person,” information regarding the Candidate that will be sufficient for the Funds to make such determination;

(ii) the written and signed consent of the Candidate to be named as a nominee, consenting to: (1) the disclosure, as may be necessary or appropriate, of such Candidate’s information submitted in accordance with (i) above; and (2) service as a Trustee, if elected;

(iii) the recommending shareholder’s name as it appears on the Funds’ books, the number of all shares of each series and class of the Funds owned beneficially and of record by the recommending shareholder;

(iv) a description of all arrangements or understandings between the recommending shareholder and the Candidate and any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made by the recommending shareholder; and

(v) such other information as the Committee may require the Candidate to furnish, as the Committee may reasonably require or deem necessary to determine the eligibility of such Candidate to serve as a Trustee, or to satisfy applicable law.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 6/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 6/26/12

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 6/26/12